UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 98.0%
Aerospace & Defense - 2.1%
AAR Corp.	6,475	$136,040
Aerojet Rocketdyne Holdings, Inc.*(a)	9,975	164,089
Aerovironment, Inc.*(a)	1,400	35,714
Astronics Corp.*	893	28,790
Astronics Corp., Class B*(a)	157	5,061
B/E Aerospace, Inc.	1,225	49,551
The Boeing Co.	13,650	1,639,774
BWX Technologies, Inc.	1,400	41,916
Cubic Corp.(a)	175	6,993
Curtiss-Wright Corp.	3,500	241,500
Engility Holdings, Inc.	1,050	14,185
Esterline Technologies Corp.*(a)	7,350	578,518
General Dynamics Corp.	5,950	795,931
HEICO Corp.	2,975	165,707
Hexcel Corp.(a)	5,250	217,245
Honeywell International, Inc.	18,550	1,914,360
Huntington Ingalls Industries, Inc.	2,450	313,306
KLX, Inc.*(a)	13,650	398,990
L-3 Communications Holdings, Inc.(a)	2,275	265,811
Lockheed Martin Corp.	6,300	1,329,300
Moog, Inc., Class A*	5,775	267,556
National Presto Industries, Inc.(a)	350	27,682
Northrop Grumman Corp.	4,200	777,252
Orbital ATK, Inc.	3,500	315,805
Precision Castparts Corp.	3,325	781,209
Raytheon Co.	8,050	1,032,332
Rockwell Collins, Inc.(a)	2,450	198,156
Spirit AeroSystems Holdings, Inc., Class A*	7,175	304,220
TASER International, Inc.*(a)	4,200	64,638
Teledyne Technologies, Inc.*(a)	2,275	184,844
Textron, Inc.	4,725	161,690
TransDigm Group, Inc.*(a)	700	157,311
Triumph Group, Inc.(a)	7,700	196,350
United Technologies Corp.(a)	17,850	1,565,267

		14,377,093
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.*	13,825	134,517
Atlas Air Worldwide Holdings, Inc.*(a)	4,200	154,266
C.H. Robinson Worldwide, Inc.(a)	3,500	226,695
Echo Global Logistics, Inc.*	1,050	23,110
Expeditors International of Washington, Inc.(a)	3,325	150,024
FedEx Corp.(a)	6,300	837,144
Forward Air Corp.(a)	2,450	105,742

	Shares	Value
Common Stocks - (continued)
Air Freight & Logistics - (continued)
Hub Group, Inc., Class A*	2,100	$63,987
Park-Ohio Holdings Corp.(a)	1,750	49,928
United Parcel Service, Inc., Class B	14,350	1,337,420
XPO Logistics, Inc.*(a)	23,275	531,834

		3,614,667
Airlines - 0.8%
Alaska Air Group, Inc.(a)	5,075	357,280
Allegiant Travel Co.(a)	1,050	168,493
American Airlines Group, Inc.(a)	18,200	709,618
Delta Air Lines, Inc.	24,150	1,069,603
Hawaiian Holdings, Inc.*(a)	11,550	406,676
JetBlue Airways Corp.*(a)	16,975	361,737
Republic Airways Holdings, Inc.*	5,950	12,674
SkyWest, Inc.	16,450	247,079
Southwest Airlines Co.(a)	19,075	717,602
Spirit Airlines, Inc.*(a)	18,200	760,760
United Continental Holdings, Inc.*	12,600	608,328
Virgin America, Inc.*(a)	525	16,196

		5,436,046
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.*(a)	14,175	181,723
Autoliv, Inc.(a)	1,400	143,892
BorgWarner, Inc.	11,200	328,832
Cooper Tire & Rubber Co.(a)	15,225	555,103
Cooper-Standard Holding, Inc.*(a)	3,500	242,410
Dana Holding Corp.(a)	46,900	557,641
Delphi Automotive PLC	6,300	409,122
Dorman Products, Inc.*(a)	1,400	60,620
Drew Industries, Inc.(a)	1,400	80,360
Federal-Mogul Holdings Corp.*	175	835
Gentex Corp.(a)	7,000	95,830
Gentherm, Inc.*	3,150	126,031
The Goodyear Tire & Rubber Co.	8,050	228,700
Johnson Controls, Inc.	18,550	665,389
Lear Corp.(a)	1,750	181,703
Modine Manufacturing Co.*	6,300	40,446
Motorcar Parts of America, Inc.*(a)	1,925	66,162
Standard Motor Products, Inc.(a)	2,625	97,939
Superior Industries International, Inc.	1,225	22,552
Tenneco, Inc.*(a)	10,850	414,579
Tower International, Inc.(a)	4,375	100,713
Visteon Corp.	2,100	140,448

		4,741,030

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Automobiles - 0.6%
Ford Motor Co.	123,025	$1,468,918
General Motors Co.	44,450	1,317,498
Harley-Davidson, Inc.(a)	8,575	343,000
Tesla Motors, Inc.*(a)	1,925	368,060
Thor Industries, Inc.(a)	11,025	578,041
Winnebago Industries, Inc.(a)	3,850	67,799

		4,143,316
Banks - 7.4%
1st Source Corp.	2,800	84,616
Ameris Bancorp(a)	3,500	101,255
Associated Banc-Corp(a)	41,125	721,744
Banc of California, Inc.	175	2,642
BancFirst Corp.	1,225	68,526
BancorpSouth, Inc.	6,475	135,198
Bank of America Corp.	348,250	4,924,255
Bank of Hawaii Corp.(a)	3,500	209,755
Bank of the Ozarks, Inc.(a)	4,725	209,506
BankUnited, Inc.(a)	7,000	235,900
Banner Corp.(a)	2,625	108,937
BB&T Corp.(a)	22,750	743,015
BBCN Bancorp, Inc.	15,225	231,420
Berkshire Hills Bancorp, Inc.	4,200	116,676
BOK Financial Corp.(a)	700	35,007
Boston Private Financial Holdings, Inc.(a)	5,425	56,149
Bryn Mawr Bank Corp.(a)	1,750	45,902
Capital Bank Financial Corp., Class A(a)	3,850	117,232
Cardinal Financial Corp.(a)	5,425	103,455
Cathay General Bancorp(a)	6,300	176,400
Central Pacific Financial Corp.	2,800	58,660
Chemical Financial Corp.	5,600	178,416
CIT Group, Inc.	2,275	66,771
Citigroup, Inc.	99,225	4,225,000
Citizens Financial Group, Inc.	23,625	502,031
City Holding Co.	2,100	93,366
Columbia Banking System, Inc.(a)	6,125	181,484
Comerica, Inc.	5,600	192,080
Commerce Bancshares, Inc./Montreal(a)	1,050	43,186
Community Bank System, Inc.(a)	4,900	184,436
Community Trust Bancorp, Inc.(a)	1,575	54,873
Cullen/Frost Bankers, Inc.(a)	875	41,877
Customers Bancorp, Inc.*(a)	2,275	57,102
CVB Financial Corp.(a)	11,550	176,830

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Eagle Bancorp, Inc.*(a)	1,925	$90,937
East West Bancorp, Inc.	2,450	79,429
Fifth Third Bancorp	20,125	317,975
First Citizens BancShares, Inc./North Carolina, Class A(a)	1,575	387,544
First Commonwealth Financial Corp.(a)	15,225	132,914
First Financial Bancorp	10,850	173,600
First Financial Bankshares, Inc.(a)	3,500	91,420
First Horizon National Corp.(a)	17,150	218,319
First Interstate BancSystem, Inc., Class A	3,850	103,757
First Merchants Corp.	6,300	144,018
First Midwest Bancorp, Inc./Illinois(a)	10,675	186,065
First NBC Bank Holding Co.*	1,750	54,932
First Niagara Financial Group, Inc.	98,350	962,846
First Republic Bank/California(a)	2,800	190,400
FirstMerit Corp.	31,850	617,253
Flushing Financial Corp.(a)	5,250	115,500
FNB Corp./Pennsylvania	39,900	480,795
Fulton Financial Corp.	39,550	508,217
Glacier Bancorp, Inc.	4,725	111,463
Great Western Bancorp, Inc.	875	22,855
Hancock Holding Co.(a)	12,775	306,089
Hanmi Financial Corp.	2,625	56,962
Hilltop Holdings, Inc.*(a)	22,050	352,139
Home BancShares, Inc./Arizona(a)	4,025	155,808
Huntington Bancshares, Inc./Ohio(a)	18,375	157,658
IBERIABANK Corp.	5,425	259,586
Independent Bank Corp./Massachusetts	3,850	175,984
International Bancshares Corp.	15,225	353,068
Investors Bancorp, Inc.	12,950	151,386
JPMorgan Chase & Co.	123,900	7,372,050
KeyCorp(a)	39,900	445,284
Lakeland Financial Corp.(a)	2,800	122,612
LegacyTexas Financial Group, Inc.(a)	2,975	58,102
M&T Bank Corp.(a)	4,200	462,756
MB Financial, Inc.(a)	12,075	375,774
National Penn Bancshares, Inc.	30,625	349,125
NBT Bancorp, Inc.(a)	8,925	231,158
Old National Bancorp/Indiana(a)	16,800	206,976
Opus Bank	875	28,866
PacWest Bancorp	5,075	186,303

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Park National Corp.	1,925	$169,612
Peoples Bancorp, Inc./Ohio(a)	875	15,015
People’s United Financial, Inc.(a)	5,775	82,987
Pinnacle Financial Partners, Inc.(a)	3,150	157,028
The PNC Financial Services Group, Inc.	16,975	1,470,884
Popular, Inc.	19,425	488,345
PrivateBancorp, Inc.	5,775	217,313
Prosperity Bancshares, Inc.(a)	12,775	541,660
Regions Financial Corp.(a)	37,100	301,252
Renasant Corp.(a)	3,850	122,238
S&T Bancorp, Inc.	5,775	155,983
Sandy Spring Bancorp, Inc.	4,550	121,030
Signature Bank/New York*	1,400	195,076
Simmons First National Corp., Class A(a)	1,575	69,788
South State Corp.(a)	2,100	140,385
Southside Bancshares, Inc.	3,150	70,970
Southwest Bancorp, Inc.	1,050	17,577
State Bank Financial Corp.(a)	2,800	53,928
Sterling Bancorp/Delaware	9,800	153,958
Stock Yards Bancorp, Inc.(a)	2,450	95,746
SunTrust Banks, Inc.(a)	18,550	678,559
SVB Financial Group*(a)	1,575	159,579
Synovus Financial Corp.(a)	7,525	229,738
TCF Financial Corp.	30,275	363,603
Texas Capital Bancshares, Inc.*(a)	2,800	99,960
Tompkins Financial Corp.(a)	2,450	137,249
TriCo Bancshares	1,225	31,250
Trustmark Corp.(a)	9,975	215,859
U.S. Bancorp/Minnesotta	53,025	2,124,182
UMB Financial Corp.(a)	2,275	106,698
Umpqua Holdings Corp.(a)	43,750	633,500
Union Bankshares Corp.(a)	7,175	164,810
United Bankshares, Inc./West Virginia(a)	5,775	193,925
United Community Banks, Inc./Georgia	3,850	69,531
Valley National Bancorp(a)	38,850	341,880
Washington Trust Bancorp, Inc.	2,625	103,583
Webster Financial Corp.(a)	6,475	214,776
Wells Fargo & Co.	156,625	7,867,274
WesBanco, Inc.(a)	5,600	162,512
Westamerica Bancorp(a)	350	15,285
Western Alliance Bancorp*(a)	6,650	216,657
Wilshire Bancorp, Inc.(a)	19,600	207,564
Wintrust Financial Corp.(a)	4,375	184,144
Zions Bancorp	4,375	99,225

		50,543,745

	Shares	Value
Common Stocks - (continued)
Beverages - 1.4%
The Boston Beer Co., Inc., Class A*(a)	525	$94,106
Brown-Forman Corp., Class B(a)	2,800	273,952
Coca-Cola Bottling Co. Consolidated	525	92,347
The Coca-Cola Co.	92,225	3,958,297
Coca-Cola Enterprises, Inc.	4,200	194,964
Constellation Brands, Inc., Class A	2,975	453,628
Dr. Pepper Snapple Group, Inc.	3,500	328,440
Molson Coors Brewing Co., Class B(a)	3,850	348,348
Monster Beverage Corp.*(a)	3,325	448,975
PepsiCo, Inc.	34,475	3,423,368

		9,616,425
Biotechnology - 2.3%
ACADIA Pharmaceuticals, Inc.*(a)	4,550	94,139
Achillion Pharmaceuticals, Inc.*(a)	1,750	11,830
Acorda Therapeutics, Inc.*(a)	1,575	57,991
Aegerion Pharmaceuticals, Inc.*	4,025	28,497
Alexion Pharmaceuticals, Inc.*(a)	4,550	663,981
Alkermes PLC*(a)	2,275	72,823
Alnylam Pharmaceuticals, Inc.*(a)	2,450	168,903
AMAG Pharmaceuticals, Inc.*(a)	2,975	68,157
Amgen, Inc.	17,150	2,619,319
Anacor Pharmaceuticals, Inc.*	2,275	170,921
Arena Pharmaceuticals, Inc.*	2,800	4,228
ARIAD Pharmaceuticals, Inc.*(a)	3,150	15,813
Array BioPharma, Inc.*	4,375	13,519
Baxalta, Inc.	16,100	644,161
BioCryst Pharmaceuticals, Inc.*(a)	3,500	24,395
Biogen, Inc.*	4,550	1,242,423
BioMarin Pharmaceutical, Inc.*(a)	3,500	259,070
Bluebird Bio, Inc.*(a)	1,575	65,142
Catalyst Pharmaceuticals, Inc.*	3,325	6,184
Celgene Corp.*	16,625	1,667,820
Celldex Therapeutics, Inc.*(a)	4,550	37,765
Chimerix, Inc.*(a)	1,925	14,822
Dynavax Technologies Corp.*(a)	350	8,431
Emergent BioSolutions, Inc.*	1,750	64,050

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Enanta Pharmaceuticals, Inc.*(a)	175	$4,497
FibroGen, Inc.*	1,400	28,392
Five Prime Therapeutics, Inc.*(a)	350	12,582
Geron Corp.*(a)	10,675	32,559
Gilead Sciences, Inc.	47,950	3,979,850
Halozyme Therapeutics, Inc.*	3,325	29,260
Heron Therapeutics, Inc.*(a)	1,750	36,732
ImmunoGen, Inc.*(a)	3,150	26,743
Immunomedics, Inc.*(a)	1,575	2,961
Incyte Corp.*	5,075	358,092
Insmed, Inc.*(a)	1,575	20,790
Insys Therapeutics, Inc.*(a)	350	6,072
Intrexon Corp.*(a)	2,100	61,194
Ionis Pharmaceuticals, Inc.*(a)	3,850	149,881
Ironwood Pharmaceuticals, Inc.*(a)	1,750	16,153
Kite Pharma, Inc.*(a)	7,875	373,984
Ligand Pharmaceuticals, Inc.*(a)	1,575	157,453
MacroGenics, Inc.*(a)	875	17,614
Medivation, Inc.*	2,800	91,560
Merrimack Pharmaceuticals, Inc.*(a)	9,275	57,227
MiMedx Group, Inc.*(a)	700	5,824
Myriad Genetics, Inc.*(a)	4,200	163,674
NantKwest, Inc.*(a)	350	3,605
Neurocrine Biosciences, Inc.*	3,850	163,818
NewLink Genetics Corp.*	3,150	76,734
Novavax, Inc.*(a)	14,175	73,001
OPKO Health, Inc.*(a)	15,575	125,223
Organovo Holdings, Inc.*(a)	1,400	2,744
Osiris Therapeutics, Inc.*(a)	1,575	11,277
OvaScience, Inc.*(a)	875	4,944
Portola Pharmaceuticals, Inc.*	700	23,121
Progenics Pharmaceuticals, Inc.*(a)	2,275	9,487
PTC Therapeutics, Inc.*(a)	1,225	29,180
Puma Biotechnology, Inc.*(a)	875	36,523
Regeneron Pharmaceuticals, Inc.*	1,575	661,642
Regulus Therapeutics, Inc.*(a)	1,575	9,104
Repligen Corp.*(a)	1,575	34,886
Rigel Pharmaceuticals, Inc.*	175	481
Sangamo BioSciences, Inc.*	3,325	20,116
Sarepta Therapeutics, Inc.*(a)	1,575	18,711
Seattle Genetics, Inc.*	2,625	86,573
TG Therapeutics, Inc.*(a)	1,575	12,868
United Therapeutics Corp.*(a)	1,925	237,122
Vertex Pharmaceuticals, Inc.*(a)	5,775	524,081
Vitae Pharmaceuticals, Inc.*	1,225	12,005
ZIOPHARM Oncology, Inc.*(a)	1,400	6,958

		15,841,682

	Shares	Value
Common Stocks - (continued)
Building Products - 0.3%
A.O. Smith Corp.(a)	3,500	$244,475
AAON, Inc.(a)	3,500	75,355
American Woodmark Corp.*	1,050	72,450
Apogee Enterprises, Inc.(a)	2,100	83,538
Armstrong World Industries, Inc.*	700	27,076
Builders FirstSource, Inc.*(a)	3,675	29,510
Fortune Brands Home & Security, Inc.(a)	2,450	119,045
Gibraltar Industries, Inc.*(a)	1,750	37,170
Griffon Corp.(a)	5,250	79,695
Insteel Industries, Inc.	525	12,868
Lennox International, Inc.(a)	1,925	230,653
Masco Corp.	4,550	120,074
NCI Building Systems, Inc.*	525	5,450
Nortek, Inc.*	875	34,116
Owens Corning	3,850	177,832
Patrick Industries, Inc.*	2,625	91,744
PGT, Inc.*	350	3,430
Ply Gem Holdings, Inc.*	3,500	34,895
Quanex Building Products Corp.	350	6,479
Simpson Manufacturing Co., Inc.	1,400	45,682
Trex Co., Inc.*(a)	2,100	78,876
Universal Forest Products, Inc.	1,400	96,446
USG Corp.*(a)	18,025	322,467

		2,029,326
Capital Markets - 2.0%
Actua Corp.*	2,100	19,866
Affiliated Managers Group, Inc.*	350	46,966
Ameriprise Financial, Inc.(a)	7,350	666,277
Arlington Asset Investment Corp., Class A(a)	17,325	192,307
Artisan Partners Asset Management, Inc., Class A(a)	5,075	158,848
The Bank of New York Mellon Corp.	26,250	950,775
BGC Partners, Inc., Class A(a)	40,600	371,490
BlackRock, Inc.(a)	3,150	989,919
The Charles Schwab Corp.(a)	24,500	625,485
Cohen & Steers, Inc.(a)	700	21,154
Cowen Group, Inc., Class A*(a)	14,700	42,042
E*TRADE Financial Corp.*(a)	11,550	272,118
Eaton Vance Corp.(a)	1,925	55,171
Evercore Partners, Inc., Class A	1,750	79,048
Federated Investors, Inc., Class B	7,875	199,159
Financial Engines, Inc.(a)	2,100	56,637
Franklin Resources, Inc.	4,550	157,703

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
The Goldman Sachs Group, Inc.	12,775	$2,063,929
HFF, Inc., Class A*	2,625	74,996
Interactive Brokers Group, Inc., Class A(a)	5,075	163,770
INTL. FCStone, Inc.*(a)	1,925	54,266
Invesco Ltd.	19,250	576,152
Investment Technology Group, Inc.(a)	5,425	93,364
Janus Capital Group, Inc.	14,875	187,276
KCG Holdings, Inc., Class A*(a)	11,375	116,253
Ladenburg Thalmann Financial Services, Inc.*	6,650	15,628
Legg Mason, Inc.(a)	2,275	69,661
LPL Financial Holdings, Inc.(a)	1,050	31,941
Morgan Stanley(a)	47,250	1,222,830
Northern Trust Corp.‡(a)	6,125	380,240
NorthStar Asset Management Group, Inc.	8,750	100,975
Oppenheimer Holdings, Inc., Class A(a)	4,725	72,434
Piper Jaffray Cos.*(a)	7,350	249,900
Raymond James Financial, Inc.(a)	1,925	84,334
SEI Investments Co.	3,150	123,606
State Street Corp.	15,925	887,500
Stifel Financial Corp.*(a)	19,075	638,250
T. Rowe Price Group, Inc.(a)	7,700	546,315
TD Ameritrade Holding Corp.	4,375	120,663
Virtus Investment Partners, Inc.(a)	525	46,200
Waddell & Reed Financial, Inc., Class A(a)	19,775	542,626
WisdomTree Investments, Inc.(a)	7,700	92,400

		13,460,474
Chemicals - 2.2%
A. Schulman, Inc.(a)	4,725	119,637
Air Products & Chemicals, Inc.(a)	4,375	554,356
Airgas, Inc.	875	122,500
Albemarle Corp.(a)	4,200	221,088
American Vanguard Corp.	175	1,970
Ashland, Inc.	1,225	116,081
Balchem Corp.	1,925	108,069
Cabot Corp.	13,300	536,522
Calgon Carbon Corp.(a)	3,850	62,331
Celanese Corp.(a)	4,550	289,698
CF Industries Holdings, Inc.	9,625	288,750
The Chemours Co.	55,475	218,572
Chemtura Corp.*(a)	7,175	188,272
The Dow Chemical Co.	41,300	1,734,600
E.I. du Pont de Nemours & Co.	22,050	1,163,358

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Eastman Chemical Co.	7,000	$428,470
Ecolab, Inc.(a)	5,600	604,072
Ferro Corp.*	9,975	92,668
Flotek Industries, Inc.*	1,225	8,183
FMC Corp.(a)	6,825	243,789
FutureFuel Corp.	1,400	17,528
HB Fuller Co.(a)	1,925	71,649
Huntsman Corp.(a)	55,125	475,729
Innophos Holdings, Inc.(a)	5,425	144,902
Innospec, Inc.(a)	3,500	174,475
International Flavors & Fragrances, Inc.(a)	1,225	143,276
Intrepid Potash, Inc.*(a)	39,200	85,456
Kronos Worldwide, Inc.(a)	10,325	48,528
LSB Industries, Inc.*(a)	7,525	42,140
LyondellBasell Industries N.V., Class A	11,200	873,264
Minerals Technologies, Inc.	5,600	229,544
Monsanto Co.	9,100	824,460
The Mosaic Co.(a)	16,450	396,445
NewMarket Corp.(a)	175	66,372
Olin Corp.	41,300	699,622
OMNOVA Solutions, Inc.*	2,275	11,944
Platform Specialty Products Corp.*(a)	42,350	323,131
PolyOne Corp.	7,000	189,420
PPG Industries, Inc.(a)	4,900	466,088
Praxair, Inc.	5,075	507,500
Quaker Chemical Corp.	1,575	118,141
RPM International, Inc.	2,275	89,294
The Scotts Miracle-Gro Co., Class A	2,625	180,285
Sensient Technologies Corp.(a)	3,675	219,287
The Sherwin-Williams Co.	1,925	492,165
Stepan Co.	5,075	228,172
Tredegar Corp.	1,400	18,382
Trinseo S.A.*(a)	3,150	74,938
Tronox Ltd., Class A(a)	37,450	133,696
The Valspar Corp.(a)	1,225	95,954
W.R. Grace & Co.*	1,050	85,407
Westlake Chemical Corp.	3,325	151,221

		14,781,401
Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	11,025	331,081
ACCO Brands Corp.*(a)	18,725	113,661
The ADT Corp.(a)	4,900	144,942
ARC Document Solutions, Inc.*	4,725	17,435
Brady Corp., Class A(a)	6,300	141,372
The Brink’s Co.(a)	6,300	185,220
CECO Environmental Corp.	4,550	35,490
Cintas Corp.	2,275	195,468

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Copart, Inc.*(a)	1,225	$41,050
Covanta Holding Corp.	700	9,898
Deluxe Corp.(a)	4,025	224,997
Ennis, Inc.	6,125	122,316
Essendant, Inc.(a)	4,550	135,863
G&K Services, Inc., Class A	1,400	90,132
Healthcare Services Group, Inc.(a)	5,250	185,692
Herman Miller, Inc.(a)	5,425	138,988
HNI Corp.	3,500	119,070
Interface, Inc.	3,150	53,203
KAR Auction Services, Inc.(a)	5,425	181,303
Kimball International, Inc., Class B	6,825	65,793
Knoll, Inc.	4,375	80,281
Matthews International Corp., Class A	3,500	174,685
McGrath RentCorp	875	21,359
Mobile Mini, Inc.(a)	2,625	68,040
MSA Safety, Inc.(a)	1,225	52,430
Multi-Color Corp.	1,925	121,333
Pitney Bowes, Inc.	11,900	233,002
Quad/Graphics, Inc.	21,700	218,736
R.R. Donnelley & Sons Co.	40,075	559,848
Republic Services, Inc.	6,475	282,957
Rollins, Inc.(a)	2,450	67,498
SP Plus Corp.*(a)	525	11,786
Steelcase, Inc., Class A(a)	10,325	131,747
Stericycle, Inc.*(a)	2,100	252,735
Team, Inc.*(a)	525	12,600
Tetra Tech, Inc.	11,550	305,960
Tyco International PLC	5,075	174,529
U.S. Ecology, Inc.	1,750	59,448
UniFirst Corp.	1,400	147,420
Viad Corp.	1,050	30,944
Waste Connections, Inc.(a)	1,925	115,442
Waste Management, Inc.	10,150	537,443
West Corp.(a)	5,600	101,416

		6,294,613
Communications Equipment - 1.4%
ADTRAN, Inc.(a)	175	3,178
Alliance Fiber Optic Products, Inc.*	700	10,059
Arista Networks, Inc.*	1,225	73,537
Brocade Communications Systems, Inc.	25,375	202,492
CalAmp Corp.*	1,050	17,850
Calix, Inc.*	700	5,376
Ciena Corp.*(a)	5,775	102,622
Cisco Systems, Inc.	168,525	4,009,210
EchoStar Corp., Class A*	3,675	129,103

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
Extreme Networks, Inc.*(a)	5,600	$15,456
F5 Networks, Inc.*(a)	1,050	98,469
Finisar Corp.*	25,025	317,817
Harris Corp.(a)	2,450	213,076
Infinera Corp.*(a)	8,400	128,688
InterDigital, Inc.(a)	2,975	133,994
Ixia*	8,225	78,713
Juniper Networks, Inc.	10,150	239,540
Lumentum Holdings, Inc.*	350	6,906
Motorola Solutions, Inc.	2,800	186,956
NETGEAR, Inc.*(a)	4,200	156,954
NetScout Systems, Inc.*	3,325	71,654
Palo Alto Networks, Inc.*	1,925	287,768
Plantronics, Inc.(a)	2,625	117,679
Polycom, Inc.*(a)	24,325	247,872
QUALCOMM, Inc.	54,600	2,475,564
ShoreTel, Inc.*	9,625	79,021
Sonus Networks, Inc.*(a)	1,400	8,400
Ubiquiti Networks, Inc.*(a)	700	20,727
ViaSat, Inc.*(a)	1,925	120,313
Viavi Solutions, Inc.*	42,525	212,625

		9,771,619
Construction & Engineering - 0.3%
AECOM*(a)	7,350	201,684
Aegion Corp.*	6,125	110,434
Argan, Inc.(a)	1,925	57,981
Comfort Systems USA, Inc.	3,325	94,230
Dycom Industries, Inc.*(a)	2,450	162,337
EMCOR Group, Inc.	4,900	223,930
Fluor Corp.(a)	6,475	290,663
Granite Construction, Inc.	2,100	81,123
Great Lakes Dredge & Dock Corp.*	350	1,204
Jacobs Engineering Group, Inc.*(a)	875	34,326
KBR, Inc.(a)	26,075	371,829
MasTec, Inc.*(a)	7,000	108,080
MYR Group, Inc.*	525	10,505
Primoris Services Corp.(a)	2,450	49,956
Tutor Perini Corp.*	3,150	41,612

		1,839,894
Construction Materials - 0.1%
Eagle Materials, Inc.(a)	1,575	84,326
Headwaters, Inc.*	7,000	111,790
Martin Marietta Materials, Inc.(a)	1,750	219,765
U.S. Concrete, Inc.*(a)	875	39,795
Vulcan Materials Co.	3,150	277,830

		733,506

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Consumer Finance - 0.9%
Ally Financial, Inc.*	22,750	$360,587
American Express Co.	16,975	908,162
Capital One Financial Corp.	16,275	1,067,965
Cash America International, Inc.(a)	5,425	162,424
Credit Acceptance Corp.*(a)	875	156,590
Discover Financial Services(a)	16,450	753,245
Encore Capital Group, Inc.*(a)	1,050	24,066
First Cash Financial Services, Inc.*(a)	175	6,213
Green Dot Corp., Class A*(a)	2,450	43,537
Navient Corp.(a)	700	6,692
Nelnet, Inc., Class A	9,100	295,477
OneMain Holdings, Inc.*	1,750	46,253
PRA Group, Inc.*(a)	13,825	411,294
SLM Corp.*(a)	124,250	795,200
Synchrony Financial*	33,425	949,939

		5,987,644
Containers & Packaging - 0.5%
AptarGroup, Inc.	875	63,787
Avery Dennison Corp.	1,750	106,557
Ball Corp.(a)	2,275	152,038
Bemis Co., Inc.	4,025	192,677
Berry Plastics Group, Inc.*	8,225	255,797
Crown Holdings, Inc.*	3,675	168,609
Graphic Packaging Holding Co.	18,550	210,728
International Paper Co.	18,025	616,635
Myers Industries, Inc.	1,925	21,926
Owens-Illinois, Inc.*(a)	46,725	604,622
Packaging Corp. of America	2,100	106,743
Sealed Air Corp.	3,850	156,041
Silgan Holdings, Inc.(a)	3,850	203,550
Sonoco Products Co.	1,575	62,228
WestRock Co.	11,900	419,832

		3,341,770
Distributors - 0.1%
Core-Mark Holding Co., Inc.(a)	2,275	184,935
Genuine Parts Co.	2,275	196,037
LKQ Corp.*	7,875	215,775
Pool Corp.(a)	2,975	251,387

		848,134
Diversified Consumer Services - 0.3%
Apollo Education Group, Inc.*(a)	4,375	34,737
Bridgepoint Education, Inc.*	6,125	41,038
Bright Horizons Family Solutions, Inc.*(a)	2,625	184,196
Capella Education Co.	1,400	61,474
Career Education Corp.*	12,950	37,296
Carriage Services, Inc.(a)	2,800	62,132
Chegg, Inc.*(a)	5,775	33,495
DeVry Education Group, Inc.(a)	7,700	153,230

	Shares		Value
Common Stocks - (continued)
Diversified Consumer Services - (continued)
Graham Holdings Co., Class B	875		$424,104
Grand Canyon Education, Inc.*(a)	3,675		138,364
H&R Block, Inc.(a)	4,900		166,845
Houghton Mifflin Harcourt Co.*	27,825		496,398
LifeLock, Inc.*	350		4,193
Regis Corp.*(a)	10,500		156,870
Service Corp. International	8,575		207,429
Strayer Education, Inc.*(a)	2,800		149,492
Weight Watchers International, Inc.*(a)	2,100		26,649

			2,377,942
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	63,175		8,198,220
CBOE Holdings, Inc.(a)	3,850		256,487
CME Group, Inc.	7,350		660,397
FactSet Research Systems, Inc.(a)	700		105,490
FNFV Group*(a)	1,400		13,132
Intercontinental Exchange, Inc.	2,450		646,437
Leucadia National Corp.	—	#	3
MarketAxess Holdings, Inc.	2,450		284,763
McGraw Hill Financial, Inc.	5,250		446,355
Moody’s Corp.	4,025		358,789
Morningstar, Inc.	175		14,072
MSCI, Inc.	2,275		156,611
Nasdaq, Inc.(a)	1,750		108,500
Voya Financial, Inc.	3,850		117,733

			11,366,989
Diversified Telecommunication Services - 2.4%
8x8, Inc.*(a)	5,600		70,336
AT&T, Inc.	206,500		7,446,390
Atlantic Tele-Network, Inc.(a)	1,750		134,732
CenturyLink, Inc.	24,675		627,238
Cincinnati Bell, Inc.*	13,475		43,659
Cogent Communications Holdings, Inc.(a)	2,625		87,701
Consolidated Communications Holdings, Inc.(a)	2,450		49,098
Frontier Communications Corp.	58,275		265,151
General Communication, Inc., Class A*	3,675		66,591
Globalstar, Inc.*	8,750		11,200
IDT Corp., Class B	2,625		33,337
inContact, Inc.*(a)	3,675		31,789
Inteliquent, Inc.	1,575		27,059
Iridium Communications, Inc.*(a)	17,675		123,018
Level 3 Communications, Inc.*(a)	6,825		333,128

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Lumos Networks Corp.*	1,575	$18,239
ORBCOMM, Inc.*(a)	2,275	16,608
pdvWireless, Inc.*	525	12,637
Verizon Communications, Inc.	136,325	6,812,160
Vonage Holdings Corp.*	23,975	122,992
Windstream Holdings, Inc.(a)	875	5,049

		16,338,112
Electric Utilities - 2.1%
ALLETE, Inc.(a)	8,050	425,845
American Electric Power Co., Inc.	14,175	864,250
Cleco Corp.	4,550	241,787
Duke Energy Corp.	25,725	1,937,092
Edison International	9,275	573,195
El Paso Electric Co.	5,075	207,720
The Empire District Electric Co.	10,850	318,339
Entergy Corp.	8,225	580,520
Eversource Energy	11,550	621,390
Exelon Corp.	25,900	765,863
FirstEnergy Corp.	9,975	329,773
Great Plains Energy, Inc.	1,925	53,669
Hawaiian Electric Industries, Inc.	25,025	748,748
IDACORP, Inc.(a)	3,675	255,743
ITC Holdings Corp.(a)	1,925	76,808
MGE Energy, Inc.(a)	1,925	93,266
NextEra Energy, Inc.	9,450	1,055,660
OGE Energy Corp.	1,050	27,542
Otter Tail Corp.(a)	1,225	34,104
Pepco Holdings, Inc.	11,550	308,154
Pinnacle West Capital Corp.	2,450	162,460
PNM Resources, Inc.	16,975	533,185
Portland General Electric Co.(a)	17,675	687,027
PPL Corp.	27,300	957,138
The Southern Co.(a)	33,950	1,660,834
Unitil Corp.	2,100	81,375
Westar Energy, Inc.(a)	1,400	60,984
Xcel Energy, Inc.(a)	21,350	815,997

		14,478,468
Electrical Equipment - 0.6%
Acuity Brands, Inc.(a)	1,575	318,827
AMETEK, Inc.(a)	3,850	181,142
AZZ, Inc.	1,400	72,072
Babcock & Wilcox Enterprises, Inc.*	6,825	140,936
Eaton Corp. PLC	12,950	654,104
Emerson Electric Co.(a)	19,250	885,115
Encore Wire Corp.	1,225	45,582
EnerSys	3,850	186,456
Franklin Electric Co., Inc.	1,575	42,966
Generac Holdings, Inc.*(a)	15,575	442,642
Hubbell, Inc.	700	63,301

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Plug Power, Inc.*(a)	8,050	$15,054
Power Solutions International, Inc.*	2,275	27,186
PowerSecure International, Inc.*	2,800	30,744
Regal Beloit Corp.	13,125	737,756
Rockwell Automation, Inc.(a)	1,750	167,248
Sensata Technologies Holding N.V.*	2,450	89,915
SolarCity Corp.*(a)	1,225	43,671

		4,144,717
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp., Class A	6,475	320,966
Anixter International, Inc.*(a)	5,075	250,908
Arrow Electronics, Inc.*	1,750	90,300
Avnet, Inc.(a)	2,625	104,790
AVX Corp.(a)	9,275	106,477
Badger Meter, Inc.	1,050	58,621
Belden, Inc.	2,100	89,712
Benchmark Electronics, Inc.*	9,625	202,125
Checkpoint Systems, Inc.	875	5,670
Cognex Corp.(a)	6,475	208,819
Coherent, Inc.*	1,050	81,133
Corning, Inc.(a)	48,475	902,120
CTS Corp.(a)	5,600	88,200
Daktronics, Inc.(a)	700	5,621
Dolby Laboratories, Inc., Class A(a)	700	25,207
DTS, Inc.*(a)	350	7,798
ePlus, Inc.*	1,750	165,742
Fabrinet*	7,000	174,370
FEI Co.(a)	2,100	152,145
Fitbit, Inc., Class A*(a)	1,750	29,050
Flextronics International Ltd.*	7,175	75,194
FLIR Systems, Inc.	2,800	81,872
GSI Group, Inc.*	2,625	32,445
II-VI, Inc.*	4,550	94,640
Ingram Micro, Inc., Class A(a)	9,800	276,360
Insight Enterprises, Inc.*(a)	10,325	243,980
InvenSense, Inc.*(a)	1,750	14,367
IPG Photonics Corp.*(a)	2,450	198,033
Jabil Circuit, Inc.	525	10,453
Littelfuse, Inc.(a)	1,575	160,492
Mercury Systems, Inc.*	2,625	50,111
Mesa Laboratories, Inc.	175	18,200
Methode Electronics, Inc.(a)	2,975	77,529
MTS Systems Corp.	875	46,725
National Instruments Corp.(a)	1,050	29,925
Newport Corp.*	2,800	42,644
OSI Systems, Inc.*(a)	1,225	67,155
PC Connection, Inc.	3,150	71,096

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Plexus Corp.*	4,550	$159,023
RealD, Inc.*(a)	3,675	38,183
Rofin-Sinar Technologies, Inc.*(a)	1,225	31,225
Rogers Corp.*(a)	1,400	66,458
Sanmina Corp.*(a)	20,650	386,981
ScanSource, Inc.*(a)	5,600	175,728
SYNNEX Corp.(a)	7,000	587,650
TE Connectivity Ltd.	8,575	490,147
Tech Data Corp.*(a)	9,975	622,440
Trimble Navigation Ltd.*(a)	4,200	81,018
Universal Display Corp.*	1,050	51,555
Vishay Intertechnology, Inc.(a)	44,800	513,408
Zebra Technologies Corp., Class A*(a)	3,850	232,540

		8,097,351
Energy Equipment & Services - 1.4%
Archrock, Inc.	36,225	217,350
Atwood Oceanics, Inc.(a)	25,550	156,621
Baker Hughes, Inc.	6,825	296,956
Bristow Group, Inc.(a)	14,000	325,640
C&J Energy Services Ltd.*	11,375	27,982
Cameron International Corp.*	6,125	402,168
CARBO Ceramics, Inc.(a)	11,725	194,049
Core Laboratories N.V.(a)	875	86,100
Diamond Offshore Drilling, Inc.(a)	22,225	413,163
Dril-Quip, Inc.*(a)	10,325	605,458
FMC Technologies, Inc.*	2,975	74,821
Halliburton Co.(a)	15,575	495,129
Helix Energy Solutions Group, Inc.*(a)	31,675	127,650
Helmerich & Payne, Inc.(a)	6,475	328,930
Matrix Service Co.*	6,125	116,130
McDermott International, Inc.*	55,125	152,145
Nabors Industries Ltd.	84,175	619,528
National Oilwell Varco, Inc.(a)	8,575	279,031
Natural Gas Services Group, Inc.*	700	13,244
Newpark Resources, Inc.*(a)	44,275	215,619
Noble Corp. PLC(a)	69,650	542,573
Oceaneering International, Inc.(a)	7,175	242,874
Patterson-UTI Energy, Inc.(a)	25,550	367,409
RPC, Inc.(a)	4,900	61,103
Schlumberger Ltd.	26,600	1,922,382
SEACOR Holdings, Inc.*	3,150	144,932
Superior Energy Services, Inc.(a)	46,550	479,931
Tesco Corp.	16,800	114,240
TETRA Technologies, Inc.*	1,925	11,916

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Tidewater, Inc.(a)	32,025	$170,053
U.S. Silica Holdings, Inc.	525	9,791
Unit Corp.*(a)	19,600	204,428
Weatherford International PLC*(a)	10,325	69,590

		9,488,936
Food & Staples Retailing - 1.7%
The Andersons, Inc.(a)	2,450	71,809
Casey’s General Stores, Inc.(a)	1,925	232,425
The Chefs’ Warehouse, Inc.*	175	2,301
Costco Wholesale Corp.(a)	9,975	1,507,422
CVS Health Corp.	26,600	2,569,294
The Fresh Market, Inc.*(a)	9,800	187,768
Ingles Markets, Inc., Class A(a)	2,100	80,556
The Kroger Co.(a)	24,150	937,262
PriceSmart, Inc.(a)	700	53,592
Rite Aid Corp.*(a)	42,175	328,543
SpartanNash Co.	7,700	158,004
Sprouts Farmers Market, Inc.*(a)	6,475	147,630
SUPERVALU, Inc.*	41,475	188,711
Sysco Corp.(a)	11,725	466,772
United Natural Foods, Inc.*(a)	2,975	104,185
Walgreens Boots Alliance, Inc.(a)	18,375	1,464,855
Wal-Mart Stores, Inc.	51,450	3,414,222
Weis Markets, Inc.	175	7,109
Whole Foods Market, Inc.(a)	3,500	102,585

		12,025,045
Food Products - 1.5%
Archer-Daniels-Midland Co.	16,275	575,321
B&G Foods, Inc.(a)	1,225	44,614
Blue Buffalo Pet Products, Inc.*(a)	2,625	44,677
Bunge Ltd.	2,625	162,776
Calavo Growers, Inc.	1,225	63,394
Cal-Maine Foods, Inc.(a)	8,225	415,116
Campbell Soup Co.(a)	3,500	197,435
ConAgra Foods, Inc.	12,600	524,664
Dean Foods Co.(a)	14,700	293,706
Diamond Foods, Inc.*	2,450	89,915
Flowers Foods, Inc.	1,750	35,945
Fresh Del Monte Produce, Inc.(a)	9,100	371,371
Freshpet, Inc.*(a)	700	4,158
General Mills, Inc.	11,900	672,469
The Hain Celestial Group, Inc.*(a)	4,725	171,895
The Hershey Co.(a)	4,375	385,481
Hormel Foods Corp.(a)	2,800	225,148
Ingredion, Inc.	1,400	141,008
J&J Snack Foods Corp.	1,225	132,275
The JM Smucker Co.	1,575	202,104

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Kellogg Co.(a)	4,900	$359,856
Keurig Green Mountain, Inc.	2,450	218,662
The Kraft Heinz Co.	13,300	1,038,198
Lancaster Colony Corp.	1,225	124,558
Landec Corp.*(a)	2,275	27,368
McCormick & Co., Inc. (Non-Voting)(a)	2,450	215,527
Mead Johnson Nutrition Co.	2,975	215,658
Mondelez International, Inc., Class A	36,750	1,583,925
Omega Protein Corp.*	3,850	86,972
Pilgrim’s Pride Corp.*(a)	4,550	100,919
Pinnacle Foods, Inc.	4,550	195,150
Post Holdings, Inc.*(a)	4,025	235,463
Sanderson Farms, Inc.(a)	2,800	227,416
Snyder’s-Lance, Inc.(a)	3,500	110,495
Tootsie Roll Industries, Inc.(a)	1,575	51,692
TreeHouse Foods, Inc.*(a)	1,925	152,768
Tyson Foods, Inc., Class A(a)	8,750	466,900
The WhiteWave Foods Co.*(a)	7,700	290,675

		10,455,674
Gas Utilities - 0.5%
AGL Resources, Inc.	4,900	311,444
Atmos Energy Corp.	1,225	84,794
Chesapeake Utilities Corp.	2,450	154,276
The Laclede Group, Inc.(a)	7,875	503,528
New Jersey Resources Corp.	21,175	745,784
Northwest Natural Gas Co.(a)	175	9,091
ONE Gas, Inc.	4,550	257,348
Piedmont Natural Gas Co., Inc.	4,375	259,175
Questar Corp.(a)	1,400	28,546
South Jersey Industries, Inc.(a)	9,800	243,628
Southwest Gas Corp.	8,575	504,467
UGI Corp.(a)	3,325	113,050
WGL Holdings, Inc.	3,850	257,142

		3,472,273
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc.(a)	1,225	53,349
Abbott Laboratories	32,550	1,232,017
ABIOMED, Inc.*(a)	2,450	209,058
Accuray, Inc.*	2,275	12,126
Alere, Inc.*(a)	5,600	208,320
Align Technology, Inc.*(a)	3,500	231,490
Analogic Corp.(a)	350	25,924
AngioDynamics, Inc.*	2,275	25,753
Anika Therapeutics, Inc.*(a)	875	32,917
AtriCure, Inc.*	1,050	18,354
Baxter International, Inc.(a)	8,575	313,845
Becton Dickinson and Co.(a)	3,850	559,674
Boston Scientific Corp.*	25,725	450,959
C.R. Bard, Inc.	1,400	256,578

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Cantel Medical Corp.	2,625	$155,846
Cardiovascular Systems, Inc.*(a)	1,225	10,351
Cerus Corp.*(a)	2,625	14,254
CONMED Corp.(a)	4,200	155,148
The Cooper Cos., Inc.(a)	700	91,805
Cynosure, Inc., Class A*(a)	1,750	63,350
DENTSPLY International, Inc.(a)	2,100	123,669
DexCom, Inc.*	3,500	249,480
Edwards Lifesciences Corp.*	4,900	383,229
Globus Medical, Inc., Class A*(a)	4,725	117,889
Greatbatch, Inc.*(a)	3,325	128,378
Haemonetics Corp.*	2,625	83,055
Halyard Health, Inc.*(a)	9,450	234,360
Hill-Rom Holdings, Inc.(a)	4,725	230,958
Hologic, Inc.*	6,475	219,761
ICU Medical, Inc.*(a)	875	84,219
IDEXX Laboratories, Inc.*(a)	2,100	147,294
Insulet Corp.*(a)	2,100	69,678
Integra LifeSciences Holdings Corp.*(a)	3,150	193,567
Intuitive Surgical, Inc.*(a)	700	378,595
Invacare Corp.	2,800	43,148
Masimo Corp.*	3,850	141,487
Medtronic PLC	32,200	2,444,624
Merit Medical Systems, Inc.*	3,850	63,718
Natus Medical, Inc.*	2,450	86,436
Neogen Corp.*(a)	2,275	118,710
NuVasive, Inc.*(a)	3,500	161,420
NxStage Medical, Inc.*	3,500	66,220
OraSure Technologies, Inc.*	700	3,829
Orthofix International N.V.*	4,200	165,774
Quidel Corp.*	1,225	20,874
ResMed, Inc.(a)	2,450	138,915
Second Sight Medical Products, Inc.*(a)	2,450	11,319
Sirona Dental Systems, Inc.*	1,225	130,205
The Spectranetics Corp.*(a)	2,975	35,849
St. Jude Medical, Inc.	5,075	268,265
STAAR Surgical Co.*	1,225	7,999
Stryker Corp.(a)	5,775	572,591
SurModics, Inc.*	350	6,983
Teleflex, Inc.(a)	2,100	284,949
Varian Medical Systems, Inc.*(a)	1,750	134,978
Vascular Solutions, Inc.*(a)	1,750	47,880
West Pharmaceutical Services, Inc.(a)	4,025	230,311
Wright Medical Group N.V.*(a)	4,725	94,264
Zeltiq Aesthetics, Inc.*	175	4,064
Zimmer Biomet Holdings, Inc.	3,325	330,040

		12,380,102

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc.*(a)	3,150	$192,244
Aceto Corp.(a)	3,850	87,972
Addus HomeCare Corp.*(a)	350	7,423
Aetna, Inc.(a)	10,675	1,087,142
Air Methods Corp.*	1,575	61,330
Almost Family, Inc.*	1,575	60,228
Amedisys, Inc.*(a)	4,550	162,662
AmerisourceBergen Corp.(a)	4,025	360,479
AMN Healthcare Services, Inc.*	5,600	157,752
Amsurg Corp.*(a)	12,250	896,577
Anthem, Inc.	7,875	1,027,609
BioTelemetry, Inc.*	175	1,652
Brookdale Senior Living, Inc.*	1,925	31,339
Capital Senior Living Corp.*	1,400	25,662
Cardinal Health, Inc.(a)	7,175	583,830
Centene Corp.*(a)	5,250	325,815
Chemed Corp.(a)	1,400	196,448
Cigna Corp.	5,600	748,160
Community Health Systems, Inc.*(a)	30,275	650,307
CorVel Corp.*(a)	525	23,950
DaVita HealthCare Partners, Inc.*	3,500	234,920
The Ensign Group, Inc.(a)	6,300	141,435
ExamWorks Group, Inc.*(a)	3,675	100,915
Express Scripts Holding Co.*(a)	21,525	1,547,002
Hanger, Inc.*	2,975	40,133
HCA Holdings, Inc.*	9,975	694,061
Health Net, Inc.*(a)	4,900	324,478
HealthSouth Corp.(a)	6,825	244,267
Healthways, Inc.*(a)	3,850	45,276
Henry Schein, Inc.*(a)	1,750	265,020
Humana, Inc.	2,975	484,300
Kindred Healthcare, Inc.(a)	8,575	82,835
Laboratory Corp. of America Holdings*	2,275	255,596
LHC Group, Inc.*(a)	1,925	72,996
LifePoint Health, Inc.*(a)	11,375	793,861
Magellan Health, Inc.*(a)	3,150	179,550
McKesson Corp.	4,900	788,802
MEDNAX, Inc.*(a)	3,500	243,110
Molina Healthcare, Inc.*(a)	3,150	172,967
Owens & Minor, Inc.(a)	5,775	200,104
Patterson Cos., Inc.(a)	2,450	104,027
PharMerica Corp.*(a)	5,950	176,656
Premier, Inc., Class A*(a)	6,125	195,633
The Providence Service Corp.*(a)	2,100	93,240

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Quest Diagnostics, Inc.	3,675	$241,337
Select Medical Holdings Corp.(a)	16,100	153,433
Surgical Care Affiliates, Inc.*	2,450	104,542
Team Health Holdings, Inc.*	2,625	107,284
Tenet Healthcare Corp.*(a)	25,200	683,424
Triple-S Management Corp., Class B*	6,300	140,427
U.S. Physical Therapy, Inc.(a)	1,050	53,708
UnitedHealth Group, Inc.	20,825	2,398,207
Universal Health Services, Inc., Class B	1,225	137,984
VCA, Inc.*(a)	4,375	224,306
WellCare Health Plans, Inc.*	3,150	239,337

		18,653,754
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*(a)	7,875	108,517
athenahealth, Inc.*(a)	1,050	148,890
Cerner Corp.*	7,525	436,525
HealthStream, Inc.*	525	11,498
IMS Health Holdings, Inc.*	1,400	32,368
Medidata Solutions, Inc.*(a)	3,150	134,600
Omnicell, Inc.*(a)	2,975	83,270
Vocera Communications, Inc.*	3,675	52,883

		1,008,551
Hotels, Restaurants & Leisure - 1.8%
Aramark	1,750	55,912
Belmond Ltd., Class A*	3,500	29,610
BJ’s Restaurants, Inc.*	1,750	75,057
Bloomin’ Brands, Inc.	30,275	534,656
Bob Evans Farms, Inc.(a)	1,225	50,151
Boyd Gaming Corp.*	7,875	140,254
Brinker International, Inc.(a)	11,025	548,383
Buffalo Wild Wings, Inc.*(a)	1,400	213,220
Caesars Entertainment Corp.*(a)	1,925	13,340
Carnival Corp.	9,450	454,828
The Cheesecake Factory, Inc.(a)	2,800	135,240
Chipotle Mexican Grill, Inc.*(a)	525	237,809
Choice Hotels International, Inc.(a)	2,625	114,765
Churchill Downs, Inc.(a)	875	120,873
Cracker Barrel Old Country Store, Inc.(a)	1,750	229,653
Darden Restaurants, Inc.(a)	3,150	198,639
Denny’s Corp.*	10,150	95,106
Diamond Resorts International, Inc.*(a)	2,625	48,353
DineEquity, Inc.(a)	1,225	104,027
Domino’s Pizza, Inc.	2,625	299,066
Dunkin’ Brands Group, Inc.(a)	2,100	82,656

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
El Pollo Loco Holdings, Inc.*(a)	2,275	$27,573
Fiesta Restaurant Group, Inc.*(a)	175	6,370
Hilton Worldwide Holdings, Inc.(a)	12,075	215,056
Hyatt Hotels Corp., Class A*(a)	700	27,076
International Speedway Corp., Class A	1,400	47,796
Interval Leisure Group, Inc.(a)	350	4,123
Isle of Capri Casinos, Inc.*	2,800	35,448
Jack in the Box, Inc.(a)	2,975	230,979
Krispy Kreme Doughnuts, Inc.*(a)	3,150	46,179
La Quinta Holdings, Inc.*	7,000	79,380
Las Vegas Sands Corp.(a)	4,725	213,098
The Marcus Corp.	3,500	66,290
Marriott International, Inc., Class A(a)	4,725	289,548
Marriott Vacations Worldwide Corp.	2,975	146,935
McDonald’s Corp.	19,600	2,426,088
MGM Resorts International*	8,750	175,700
Norwegian Cruise Line Holdings Ltd.*(a)	2,450	111,156
Panera Bread Co., Class A*	350	67,900
Papa John’s International, Inc.(a)	2,800	133,700
Penn National Gaming, Inc.*	5,425	76,655
Pinnacle Entertainment, Inc.*	4,200	128,268
Popeyes Louisiana Kitchen, Inc.*(a)	1,575	97,067
Red Robin Gourmet Burgers, Inc.*	1,050	64,827
Royal Caribbean Cruises Ltd.	3,850	315,546
Ruth’s Hospitality Group, Inc.	2,450	39,813
Six Flags Entertainment Corp.(a)	2,625	131,959
Sonic Corp.(a)	4,375	128,538
Starbucks Corp.(a)	31,850	1,935,525
Starwood Hotels & Resorts Worldwide, Inc.	3,150	196,056
Texas Roadhouse, Inc.(a)	4,375	161,131
Vail Resorts, Inc.	1,925	240,625
The Wendy’s Co.	16,100	164,703
Wyndham Worldwide Corp.(a)	2,450	159,005
Yum! Brands, Inc.(a)	8,050	582,579

		12,554,290
Household Durables - 0.8%
Beazer Homes USA, Inc.*(a)	18,725	160,099
CalAtlantic Group, Inc.(a)	14,175	460,546
Cavco Industries, Inc.*	525	44,026
Dr. Horton, Inc.	9,100	250,341
Ethan Allen Interiors, Inc.	525	14,017
Garmin Ltd.(a)	175	6,156

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
GoPro, Inc., Class A*(a)	6,125	$70,131
Harman International Industries, Inc.(a)	1,050	78,109
Helen of Troy Ltd.*(a)	2,275	203,317
Hovnanian Enterprises, Inc., Class A*(a)	1,400	2,156
iRobot Corp.*	1,225	41,564
Jarden Corp.*	3,150	167,107
KB Home(a)	10,325	112,129
La-Z-Boy, Inc.	3,850	82,544
Leggett & Platt, Inc.(a)	2,100	87,171
Lennar Corp., Class A	4,025	169,654
LGI Homes, Inc.*(a)	4,200	92,232
Libbey, Inc.	5,600	89,600
M/I Homes, Inc.*(a)	1,050	18,816
MDC Holdings, Inc.	3,500	76,160
Meritage Homes Corp.*(a)	4,725	155,972
Mohawk Industries, Inc.*	1,750	291,218
NACCO Industries, Inc., Class A(a)	525	24,985
Newell Rubbermaid, Inc.(a)	5,600	217,168
NVR, Inc.*	175	288,925
PulteGroup, Inc.(a)	19,250	322,630
Tempur Sealy International, Inc.*(a)	3,325	200,631
Toll Brothers, Inc.*	5,775	159,506
TRI Pointe Group, Inc.*(a)	23,450	247,163
Tupperware Brands Corp.(a)	13,825	641,895
Universal Electronics, Inc.*(a)	2,450	122,868
WCI Communities, Inc.*	3,150	65,961
Whirlpool Corp.(a)	3,675	493,883
ZAGG, Inc.*	7,000	64,540

		5,523,220
Household Products - 1.3%
Central Garden & Pet Co., Class A*(a)	8,400	116,088
Church & Dwight Co., Inc.(a)	2,975	249,900
The Clorox Co.(a)	2,800	361,340
Colgate-Palmolive Co.(a)	19,425	1,311,770
HRG Group, Inc.*(a)	18,200	220,948
Kimberly-Clark Corp.	9,450	1,213,569
The Procter & Gamble Co.	60,025	4,903,442
Spectrum Brands Holdings, Inc.(a)	1,925	182,952
WD-40 Co.(a)	1,225	126,543

		8,686,552
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.(a)	7,000	66,500
Calpine Corp.*(a)	23,275	356,340
NRG Yield, Inc., Class C	14,875	196,945

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Independent Power and Renewable Electricity Producers - (continued)
Ormat Technologies, Inc.	2,625	$92,925
Pattern Energy Group, Inc.(a)	5,425	102,804
Talen Energy Corp.*(a)	39,550	282,782
TerraForm Global, Inc., Class A	11,200	47,376
TerraForm Power, Inc., Class A*(a)	5,250	52,028
Vivint Solar, Inc.*(a)	1,575	13,073

		1,210,773
Industrial Conglomerates - 1.5%
3M Co.	14,875	2,246,125
Carlisle Cos., Inc.	1,400	117,152
Danaher Corp.	12,250	1,061,463
General Electric Co.	219,100	6,375,810
Roper Technologies, Inc.(a)	2,275	399,649

		10,200,199
Insurance - 4.3%
Aflac, Inc.(a)	12,250	710,010
Alleghany Corp.*	350	167,272
Allied World Assurance Co. Holdings AG	19,775	723,567
The Allstate Corp.	13,300	805,980
American Equity Investment Life Holding Co.	18,375	334,241
American Financial Group, Inc.	1,225	86,950
American International Group, Inc.	43,050	2,431,464
American National Insurance Co.(a)	2,625	255,097
AMERISAFE, Inc.(a)	1,575	80,341
AmTrust Financial Services, Inc.	3,675	210,173
Aon PLC	6,475	568,699
Arch Capital Group Ltd.*	4,375	295,531
Argo Group International Holdings Ltd.	8,225	467,427
Arthur J Gallagher & Co.(a)	6,300	237,132
Aspen Insurance Holdings Ltd.	17,150	797,646
Assurant, Inc.(a)	2,275	184,980
Assured Guaranty Ltd.	7,700	183,106
Axis Capital Holdings Ltd.	3,325	179,251
Brown & Brown, Inc.(a)	3,325	100,581
Chubb Ltd.	17,797	2,012,302
Cincinnati Financial Corp.(a)	4,375	252,131
CNO Financial Group, Inc.(a)	43,575	758,205
Employers Holdings, Inc.	2,450	61,029
Endurance Specialty Holdings Ltd.	4,375	270,944
Enstar Group Ltd.*(a)	3,150	502,582
Erie Indemnity Co., Class A	175	16,819
Everest Re Group Ltd.	1,400	250,516

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
FBL Financial Group, Inc., Class A	2,625	$160,282
Federated National Holding Co.	525	12,988
Fidelity & Guaranty Life(a)	4,900	122,745
First American Financial Corp.(a)	7,700	264,649
FNF Group	7,000	226,660
Genworth Financial, Inc., Class A*(a)	152,425	423,742
The Hanover Insurance Group, Inc.(a)	10,850	884,167
The Hartford Financial Services Group, Inc.	11,200	450,016
HCI Group, Inc.(a)	1,750	58,188
Heritage Insurance Holdings, Inc.(a)	3,850	76,307
Horace Mann Educators Corp.(a)	9,800	301,056
Infinity Property & Casualty Corp.	2,275	180,612
Kemper Corp.(a)	14,350	495,936
Lincoln National Corp.	5,600	220,976
Loews Corp.	13,475	498,710
Maiden Holdings Ltd.(a)	11,375	145,600
Markel Corp.*(a)	350	294,161
Marsh & McLennan Cos., Inc.(a)	11,550	615,962
MBIA, Inc.*	7,875	52,448
Mercury General Corp.(a)	7,350	341,261
MetLife, Inc.	35,000	1,562,750
National General Holdings Corp.	12,600	249,354
National Western Life Group, Inc., Class A(a)	525	121,133
The Navigators Group, Inc.*(a)	2,625	229,976
Old Republic International Corp.	15,225	275,268
PartnerRe Ltd.	2,275	319,410
The Phoenix Cos., Inc.*	875	32,156
Primerica, Inc.(a)	11,550	519,866
Principal Financial Group, Inc.	6,125	232,750
ProAssurance Corp.	4,375	219,275
The Progressive Corp.	15,575	486,719
Prudential Financial, Inc.	13,650	956,592
Reinsurance Group of America, Inc.	1,050	88,442
RenaissanceRe Holdings Ltd.	1,575	177,424
RLI Corp.(a)	2,800	166,040
Safety Insurance Group, Inc.(a)	2,100	118,482
Selective Insurance Group, Inc.	10,850	339,714
StanCorp Financial Group, Inc.	2,275	260,852
Stewart Information Services Corp.	2,800	99,288
Symetra Financial Corp.	7,350	235,347
Third Point Reinsurance Ltd.*(a)	2,975	34,659

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Torchmark Corp.(a)	3,850	$209,209
The Travelers Cos., Inc.(a)	11,725	1,255,044
United Fire Group, Inc.(a)	4,200	162,246
Universal Insurance Holdings, Inc.(a)	5,775	108,224
Unum Group	7,700	220,528
Validus Holdings Ltd.	22,750	1,006,460
W.R. Berkley Corp.(a)	2,450	122,867
White Mountains Insurance Group Ltd.	175	124,791
Willis Towers Watson PLC	1,909	218,501
XL Group PLC	12,600	456,876

		29,380,685
Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*	8,925	5,238,975
Etsy, Inc.*(a)	2,625	20,370
Expedia, Inc.	2,316	234,009
Groupon, Inc.*(a)	1,225	3,332
HSN, Inc.	1,400	65,884
Liberty Interactive Corp. QVC Group, Class A*	10,675	278,190
Liberty TripAdvisor Holdings, Inc., Class A*	6,650	148,494
Netflix, Inc.*(a)	9,800	900,032
Nutrisystem, Inc.	3,150	62,402
Overstock.com, Inc.*	1,925	22,831
PetMed Express, Inc.(a)	700	12,614
The Priceline Group, Inc.*(a)	1,225	1,304,588
Shutterfly, Inc.*(a)	1,400	58,310
TripAdvisor, Inc.*(a)	2,275	151,879
Wayfair, Inc., Class A*(a)	3,850	174,020

		8,675,930
Internet Software & Services - 3.0%
Akamai Technologies, Inc.*	3,150	143,703
Alphabet, Inc., Class A*	5,075	3,863,851
Alphabet, Inc., Class C*	8,575	6,370,796
Apigee Corp.*	350	2,702
Bankrate, Inc.*(a)	8,225	94,094
Box, Inc., Class A*(a)	1,225	13,181
Carbonite, Inc.*	700	6,279
Cimpress N.V.*(a)	2,450	192,374
comScore, Inc.*(a)	2,275	87,656
Constant Contact, Inc.*	1,750	55,317
Cornerstone OnDemand, Inc.*(a)	1,575	48,337
CoStar Group, Inc.*(a)	1,400	245,518
Demandware, Inc.*(a)	1,575	66,827
DHI Group, Inc.*	4,375	40,731
EarthLink Holdings Corp.	21,700	128,464
eBay, Inc.*	33,075	775,939
Endurance International Group Holdings, Inc.*(a)	11,200	102,816

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
Envestnet, Inc.*(a)	1,575	$36,934
Everyday Health, Inc.*	3,675	16,905
Facebook, Inc., Class A*	50,225	5,635,747
GrubHub, Inc.*(a)	1,050	19,792
IAC/InterActiveCorp	1,050	54,537
Internap Corp.*(a)	2,975	11,483
Intralinks Holdings, Inc.*	4,900	39,494
j2 Global, Inc.(a)	3,150	228,407
LinkedIn Corp., Class A*	2,100	415,611
LogMeIn, Inc.*	1,575	82,278
MercadoLibre, Inc.(a)	350	34,384
Monster Worldwide, Inc.*(a)	17,850	89,072
NIC, Inc.(a)	1,925	38,096
Pandora Media, Inc.*	4,900	47,628
RetailMeNot, Inc.*	7,700	70,070
SPS Commerce, Inc.*(a)	700	45,696
Stamps.com, Inc.*(a)	1,050	98,511
TrueCar, Inc.*	15,400	99,792
Twitter, Inc.*(a)	7,700	129,360
VeriSign, Inc.*(a)	2,450	185,220
Web.com Group, Inc.*	8,925	168,058
WebMD Health Corp.*(a)	3,325	169,941
XO Group, Inc.*	1,925	28,683
Yahoo!, Inc.*	15,400	454,454
Yelp, Inc.*	1,225	25,664
Zillow Group, Inc., Class A*(a)	5,425	117,560
Zillow Group, Inc., Class C*(a)	2,450	50,225

		20,632,187
IT Services - 3.1%
Accenture PLC, Class A	12,775	1,348,273
Acxiom Corp.*	2,100	39,270
Alliance Data Systems Corp.*(a)	875	174,816
Automatic Data Processing, Inc.(a)	11,200	930,608
Blackhawk Network Holdings, Inc.*	2,975	112,128
Booz Allen Hamilton Holding Corp.	7,525	212,882
Broadridge Financial Solutions, Inc.	2,450	131,222
CACI International, Inc., Class A*(a)	4,900	407,043
Cardtronics, Inc.*(a)	7,350	226,453
Cass Information Systems, Inc.(a)	350	17,815
Cognizant Technology Solutions Corp., Class A*	12,775	808,785
Computer Sciences Corp.	2,100	67,347
Convergys Corp.(a)	26,250	641,550
CoreLogic, Inc.*	6,300	224,910

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
CSG Systems International, Inc.(a)	6,300	$220,122
DST Systems, Inc.	1,925	202,914
EPAM Systems, Inc.*(a)	1,750	131,075
Euronet Worldwide, Inc.*(a)	3,150	251,275
EVERTEC, Inc.	6,650	91,371
ExlService Holdings, Inc.*(a)	1,050	45,843
Fidelity National Information Services, Inc.	5,950	355,393
Fiserv, Inc.*(a)	5,950	562,632
FleetCor Technologies, Inc.*(a)	1,575	193,473
Forrester Research, Inc.(a)	350	11,189
Gartner, Inc.*(a)	1,750	153,808
Genpact Ltd.*	5,775	138,138
Global Payments, Inc.(a)	2,450	144,428
Heartland Payment Systems, Inc.	2,275	209,482
International Business Machines Corp.	29,575	3,690,664
Jack Henry & Associates, Inc.	1,575	127,859
Leidos Holdings, Inc.	4,375	201,775
Lionbridge Technologies, Inc.*	9,625	44,564
ManTech International Corp., Class A	3,850	110,996
MasterCard, Inc., Class A(a)	21,000	1,869,630
MAXIMUS, Inc.(a)	4,025	214,814
Net 1 UEPS Technologies, Inc.*	11,550	125,664
NeuStar, Inc., Class A*(a)	6,825	167,759
Paychex, Inc.(a)	7,875	376,898
PayPal Holdings, Inc.*	22,750	822,185
Perficient, Inc.*(a)	6,300	120,015
Science Applications International Corp.	3,850	164,087
ServiceSource International, Inc.*	11,025	42,667
Sykes Enterprises, Inc.*	8,925	262,752
Syntel, Inc.*	2,100	99,414
TeleTech Holdings, Inc.(a)	3,850	102,834
Total System Services, Inc.(a)	4,375	175,700
Travelport Worldwide Ltd.(a)	25,200	274,428
Vantiv, Inc., Class A*	2,625	123,506
VeriFone Systems, Inc.*(a)	6,475	151,450
Virtusa Corp.*(a)	1,575	70,434
Visa, Inc., Class A	42,700	3,180,723
The Western Union Co.(a)	15,400	274,736
WEX, Inc.*(a)	1,400	101,654
Xerox Corp.(a)	18,200	177,450

		21,128,903
Leisure Products - 0.2%
Brunswick Corp.	4,725	188,291
Callaway Golf Co.	4,900	42,679
Hasbro, Inc.	2,625	194,985

	Shares	Value
Common Stocks - (continued)
Leisure Products - (continued)
Mattel, Inc.(a)	7,875	$217,271
Nautilus, Inc.*	350	6,818
Polaris Industries, Inc.(a)	1,050	77,532
Smith & Wesson Holding Corp.*	7,525	162,239
Sturm Ruger & Co., Inc.	2,975	175,079

		1,064,894
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc.*(a)	1,575	23,326
Affymetrix, Inc.*	7,000	98,210
Agilent Technologies, Inc.	5,075	191,074
Bio-Rad Laboratories, Inc., Class A*	175	22,332
Bio-Techne Corp.(a)	2,450	202,590
Bruker Corp.*	4,375	97,694
Cambrex Corp.*(a)	3,500	121,240
Charles River Laboratories International, Inc.*	3,325	246,815
Illumina, Inc.*	2,450	386,977
Mettler-Toledo International, Inc.*(a)	700	218,995
NeoGenomics, Inc.*(a)	3,675	25,063
Pacific Biosciences of California, Inc.*	175	1,871
PAREXEL International Corp.*(a)	3,500	223,860
PerkinElmer, Inc.(a)	1,750	84,560
Quintiles Transnational Holdings, Inc.*	1,050	63,872
Thermo Fisher Scientific, Inc.	8,050	1,063,083
VWR Corp.*	3,850	94,171
Waters Corp.*(a)	1,400	169,694

		3,335,427
Machinery - 2.3%
Actuant Corp., Class A(a)	875	20,370
AGCO Corp.(a)	2,625	128,021
Alamo Group, Inc.(a)	700	37,121
Albany International Corp., Class A	3,150	106,848
Altra Industrial Motion Corp.(a)	1,225	27,513
American Railcar Industries, Inc.(a)	2,450	111,230
Astec Industries, Inc.(a)	1,400	52,220
Barnes Group, Inc.(a)	8,400	273,084
Blount International, Inc.*	18,025	167,632
Briggs & Stratton Corp.	2,625	51,607
Caterpillar, Inc.	17,850	1,110,984
Chart Industries, Inc.*(a)	9,100	147,511
CIRCOR International, Inc.(a)	1,925	68,318
CLARCOR, Inc.(a)	700	32,802
Colfax Corp.*(a)	30,100	666,414
Columbus McKinnon Corp.	1,925	27,527

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Crane Co.	8,750	$417,900
Cummins, Inc.	7,350	660,691
Deere & Co.	12,425	956,849
Douglas Dynamics, Inc.	1,750	34,755
Dover Corp.	4,550	265,947
Energy Recovery, Inc.*(a)	4,025	24,955
EnPro Industries, Inc.	1,225	54,476
ESCO Technologies, Inc.	525	18,076
Federal Signal Corp.	4,900	72,471
Flowserve Corp.(a)	525	20,286
FreightCar America, Inc.	175	3,334
Global Brass & Copper Holdings, Inc.	4,900	101,479
The Gorman-Rupp Co.	1,225	31,139
Graco, Inc.(a)	700	50,876
The Greenbrier Cos., Inc.(a)	2,450	63,357
Harsco Corp.(a)	14,700	94,668
Hillenbrand, Inc.(a)	14,000	379,120
IDEX Corp.	1,225	88,825
Illinois Tool Works, Inc.	8,925	803,875
Ingersoll-Rand PLC	4,900	252,203
ITT Corp.	5,600	181,720
John Bean Technologies Corp.(a)	3,850	176,368
Joy Global, Inc.(a)	36,050	359,418
Kadant, Inc.	2,625	101,876
Kennametal, Inc.(a)	13,475	238,507
Lincoln Electric Holdings, Inc.	1,575	83,853
Lindsay Corp.(a)	350	24,619
Lydall, Inc.*(a)	3,325	93,931
The Manitowoc Co., Inc.(a)	6,300	99,162
Meritor, Inc.*(a)	11,375	77,691
The Middleby Corp.*(a)	2,625	237,195
Mueller Industries, Inc.	4,900	124,705
Mueller Water Products, Inc., Class A(a)	10,675	87,642
Navistar International Corp.*	22,400	162,848
NN, Inc.(a)	3,150	38,178
Nordson Corp.(a)	700	42,301
Oshkosh Corp.(a)	19,075	628,140
PACCAR, Inc.(a)	15,050	738,504
Parker-Hannifin Corp.	6,125	595,105
Pentair PLC	3,500	164,920
Proto Labs, Inc.*(a)	525	28,870
RBC Bearings, Inc.*(a)	1,400	83,062
Rexnord Corp.*(a)	32,025	524,249
Snap-on, Inc.(a)	1,225	197,911
SPX Corp.	25,550	237,615
SPX FLOW, Inc.*	12,250	292,040
Standex International Corp.(a)	1,575	113,747
Stanley Black & Decker, Inc.	4,025	379,719
Sun Hydraulics Corp.(a)	1,400	35,644

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Tennant Co.	1,225	$66,285
Terex Corp.	30,625	686,000
The Timken Co.(a)	12,250	325,238
The Toro Co.	3,150	234,738
TriMas Corp.*(a)	4,900	84,721
Trinity Industries, Inc.(a)	7,350	157,437
Valmont Industries, Inc.	350	37,307
Wabash National Corp.*(a)	14,175	156,776
WABCO Holdings, Inc.*(a)	1,225	109,821
Wabtec Corp.(a)	2,100	134,295
Watts Water Technologies, Inc., Class A(a)	1,750	86,223
Woodward, Inc.(a)	4,550	210,165
Xylem, Inc.(a)	2,625	94,369

		15,957,399
Marine - 0.0%†
Kirby Corp.*	350	17,728
Matson, Inc.(a)	3,325	134,363

		152,091
Media - 2.4%
AMC Entertainment Holdings, Inc., Class A	3,150	68,670
AMC Networks, Inc., Class A*(a)	1,400	101,906
Cablevision Systems Corp., Class A	4,550	145,190
Carmike Cinemas, Inc.*	2,975	65,985
CBS Corp. (Non-Voting), Class B	10,500	498,750
Charter Communications, Inc., Class A*(a)	1,575	269,892
Cinemark Holdings, Inc.	4,200	123,858
Comcast Corp., Class A	53,725	2,993,020
Discovery Communications, Inc., Class A*	350	9,656
Discovery Communications, Inc., Class C*	14,700	399,987
DISH Network Corp., Class A*	2,975	143,603
DreamWorks Animation SKG, Inc., Class A*	4,025	103,201
The E.W. Scripps Co., Class A(a)	6,125	116,253
Entravision Communications Corp., Class A	12,075	90,079
Gannett Co., Inc.	21,350	316,834
Global Eagle Entertainment, Inc.*	4,200	42,420
Gray Television, Inc.*	6,475	85,146
Harte-Hanks, Inc.	875	2,993
The Interpublic Group of Cos., Inc.(a)	7,700	172,788

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
John Wiley & Sons, Inc., Class A	4,725	$197,505
Liberty Media Corp., Class A*	1,925	70,494
Liberty Media Corp., Class C*	4,375	155,706
Lions Gate Entertainment Corp.	3,850	100,678
Live Nation Entertainment, Inc.*(a)	8,575	194,653
Media General, Inc.*(a)	1,400	22,736
Meredith Corp.	5,600	236,936
MSG Networks, Inc., Class A*(a)	7,525	131,612
National CineMedia, Inc.(a)	700	10,948
New Media Investment Group, Inc.(a)	8,225	142,457
The New York Times Co., Class A(a)	11,025	145,751
News Corp., Class B(a)	15,400	205,590
Nexstar Broadcasting Group, Inc., Class A(a)	1,925	87,029
Omnicom Group, Inc.	3,675	269,561
Regal Entertainment Group, Class A(a)	8,400	144,900
Rentrak Corp.*	700	31,129
Scholastic Corp.(a)	3,325	114,147
Scripps Networks Interactive, Inc., Class A(a)	4,900	298,753
Sinclair Broadcast Group, Inc., Class A(a)	5,950	196,350
Sirius XM Holdings, Inc.*	46,900	173,530
Starz, Class A*	6,650	189,060
TEGNA, Inc.(a)	3,150	75,632
Time Warner Cable, Inc.	6,125	1,114,811
Time Warner, Inc.(a)	15,925	1,121,757
Time, Inc.	16,800	252,000
Twenty-First Century Fox, Inc., Class A	39,025	1,052,504
Viacom, Inc., Class A	14,700	713,538
The Walt Disney Co.	33,250	3,186,015
World Wrestling Entertainment, Inc., Class A(a)	2,975	53,253

		16,439,266
Metals & Mining - 0.6%
AK Steel Holding Corp.*(a)	73,675	150,297
Alcoa, Inc.(a)	29,050	211,774
Allegheny Technologies, Inc.(a)	37,625	352,922
Carpenter Technology Corp.(a)	6,125	170,030
Coeur Mining, Inc.*(a)	72,450	160,114
Commercial Metals Co.(a)	17,675	246,036
Compass Minerals International, Inc.(a)	2,625	196,481
Freeport-McMoRan, Inc.(a)	17,500	80,500

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Haynes International, Inc.	5,075	$162,400
Hecla Mining Co.(a)	63,000	117,180
Kaiser Aluminum Corp.	2,275	176,859
Materion Corp.(a)	2,625	64,286
McEwen Mining, Inc.(a)	14,000	17,220
Newmont Mining Corp.	24,675	492,513
Nucor Corp.	3,675	143,582
Reliance Steel & Aluminum Co.	350	19,929
Schnitzer Steel Industries, Inc., Class A(a)	8,575	115,334
Steel Dynamics, Inc.	2,450	44,958
Stillwater Mining Co.*(a)	20,825	136,404
SunCoke Energy, Inc.(a)	57,225	216,311
TimkenSteel Corp.(a)	23,975	216,015
United States Steel Corp.(a)	53,025	371,175
Worthington Industries, Inc.(a)	12,775	390,787

		4,253,107
Multiline Retail - 0.7%
Big Lots, Inc.(a)	8,050	312,179
Burlington Stores, Inc.*(a)	4,725	253,874
Dillard’s, Inc., Class A(a)	7,700	542,157
Dollar General Corp.	6,825	512,284
Dollar Tree, Inc.*(a)	4,900	398,468
Fred’s, Inc., Class A(a)	3,500	57,750
J.C. Penney Co., Inc.*(a)	52,675	382,421
Kohl’s Corp.(a)	3,500	174,125
Macy’s, Inc.	6,825	275,798
Nordstrom, Inc.(a)	875	42,963
Sears Holdings Corp.*(a)	13,125	222,469
Target Corp.(a)	23,100	1,672,902
Tuesday Morning Corp.*	4,900	27,293

		4,874,683
Multi-Utilities - 1.2%
Alliant Energy Corp.	1,925	125,779
Ameren Corp.(a)	7,875	353,745
Avista Corp.(a)	13,125	486,019
Black Hills Corp.(a)	15,750	776,160
CenterPoint Energy, Inc.(a)	6,125	109,454
CMS Energy Corp.	5,425	210,924
Consolidated Edison, Inc.(a)	10,850	752,881
Dominion Resources, Inc.(a)	11,375	820,934
DTE Energy Co.	6,125	520,686
NiSource, Inc.	5,425	113,979
NorthWestern Corp.(a)	8,750	488,600
PG&E Corp.	19,600	1,076,236
Public Service Enterprise Group, Inc.	21,175	874,528
SCANA Corp.	3,500	220,325
Sempra Energy	3,850	364,788
TECO Energy, Inc.	7,350	199,332
Vectren Corp.	5,950	248,948
WEC Energy Group, Inc.(a)	9,976	550,974

		8,294,292

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - 5.0%
Alon USA Energy, Inc.(a)	5,775	$72,649
Anadarko Petroleum Corp.	8,575	335,197
Apache Corp.(a)	16,275	692,338
Bill Barrett Corp.*(a)	4,900	18,130
Bonanza Creek Energy, Inc.*(a)	12,425	35,411
Cabot Oil & Gas Corp.(a)	350	7,262
California Resources Corp.(a)	97,125	138,889
Callon Petroleum Co.*(a)	18,550	127,067
Carrizo Oil & Gas, Inc.*(a)	3,850	104,450
Cheniere Energy, Inc.*(a)	4,900	147,245
Chesapeake Energy Corp.(a)	53,375	180,941
Chevron Corp.	41,125	3,556,079
Cimarex Energy Co.	1,050	97,650
Clayton Williams Energy, Inc.*(a)	875	15,033
Clean Energy Fuels Corp.*(a)	20,650	55,342
Cobalt International Energy, Inc.*(a)	85,050	322,339
Columbia Pipeline Group, Inc.(a)	1,225	22,724
Concho Resources, Inc.*(a)	1,575	149,830
ConocoPhillips Co.	45,150	1,764,462
CONSOL Energy, Inc.(a)	72,975	579,421
Continental Resources, Inc.*(a)	4,025	84,968
CVR Energy, Inc.(a)	1,925	67,413
Delek U.S. Holdings, Inc.	6,825	116,161
Denbury Resources, Inc.(a)	137,200	214,032
Devon Energy Corp.	13,300	371,070
Diamondback Energy, Inc.*(a)	2,625	198,319
Eclipse Resources Corp.*(a)	15,050	18,210
Energen Corp.(a)	350	12,344
EOG Resources, Inc.	14,350	1,019,137
EP Energy Corp., Class A*	33,250	124,355
EQT Corp.	525	32,413
EXCO Resources, Inc.*(a)	350	416
Exxon Mobil Corp.	140,700	10,953,495
Gener8 Maritime, Inc.*	15,750	105,997
Green Plains, Inc.(a)	3,675	69,641
Gulfport Energy Corp.*	32,900	972,195
Halcon Resources Corp.*(a)	23,274	12,801
Hess Corp.(a)	2,625	111,562
HollyFrontier Corp.	5,600	195,832
Kinder Morgan, Inc.	50,400	829,080
Kosmos Energy Ltd.*(a)	3,500	15,995
Marathon Oil Corp.(a)	12,950	126,003
Marathon Petroleum Corp.	15,400	643,566
Matador Resources Co.*(a)	4,375	70,131
Newfield Exploration Co.*(a)	4,725	137,356
Noble Energy, Inc.	5,250	169,943

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Oasis Petroleum, Inc.*(a)	43,750	$234,063
Occidental Petroleum Corp.	19,425	1,337,023
Pacific Ethanol, Inc.*	26,950	94,056
Par Pacific Holdings, Inc.*(a)	5,600	133,952
Parsley Energy, Inc., Class A*(a)	1,050	20,223
PBF Energy, Inc., Class A(a)	19,775	691,927
PDC Energy, Inc.*(a)	1,575	89,570
Phillips 66	17,850	1,430,678
Pioneer Natural Resources Co.	4,375	542,281
QEP Resources, Inc.(a)	49,875	639,398
Renewable Energy Group, Inc.*	1,050	7,277
REX American Resources Corp.*(a)	1,050	56,102
Rice Energy, Inc.*(a)	15,925	185,845
RSP Permian, Inc.*(a)	1,575	37,091
Southwestern Energy Co.*(a)	35,525	315,817
Spectra Energy Corp.(a)	9,100	249,795
Synergy Resources Corp.*(a)	1,225	7,767
Targa Resources Corp.	5,950	133,697
Tesoro Corp.	2,800	244,300
Ultra Petroleum Corp.*(a)	70,175	158,596
Valero Energy Corp.	15,750	1,068,953
Western Refining, Inc.(a)	4,550	149,695
Whiting Petroleum Corp.*(a)	19,950	146,633
The Williams Cos., Inc.	9,975	192,518
World Fuel Services Corp.(a)	15,575	606,646
WPX Energy, Inc.*(a)	73,325	397,422

		34,266,219
Paper & Forest Products - 0.3%
Boise Cascade Co.*	3,675	75,925
Clearwater Paper Corp.*	2,100	82,236
Domtar Corp.(a)	14,175	457,144
KapStone Paper and Packaging Corp.(a)	26,600	393,148
Louisiana-Pacific Corp.*(a)	12,775	200,823
Neenah Paper, Inc.(a)	2,800	169,232
PH Glatfelter Co.	2,625	38,745
Resolute Forest Products, Inc.*	1,225	6,909
Schweitzer-Mauduit International, Inc.	8,400	352,800

		1,776,962
Personal Products - 0.2%
Avon Products, Inc.(a)	67,375	228,401
Coty, Inc., Class A(a)	2,800	68,908
Edgewell Personal Care Co.	3,325	246,083
The Estee Lauder Cos., Inc., Class A(a)	4,550	387,888
Herbalife Ltd.*(a)	1,925	88,954
Inter Parfums, Inc.	1,925	51,686
Medifast, Inc.	1,050	30,482

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Personal Products - (continued)
Nu Skin Enterprises, Inc., Class A(a)	9,625	$304,631
Revlon, Inc., Class A*(a)	2,100	62,433
USANA Health Sciences, Inc.*(a)	700	88,830

		1,558,296
Pharmaceuticals - 3.7%
AbbVie, Inc.	36,225	1,988,752
Akorn, Inc.*(a)	2,275	59,127
Allergan PLC*	8,925	2,538,538
BioDelivery Sciences International, Inc.*	5,600	22,680
Bristol-Myers Squibb Co.	37,100	2,306,136
Depomed, Inc.*(a)	4,725	72,482
Eli Lilly & Co.	22,050	1,744,155
Endo International PLC*(a)	2,275	126,194
Horizon Pharma PLC*(a)	32,900	575,750
Impax Laboratories, Inc.*(a)	4,375	163,931
Jazz Pharmaceuticals PLC*	1,225	157,706
Johnson & Johnson	63,350	6,616,274
Lannett Co., Inc.*(a)	5,425	138,392
Mallinckrodt PLC*	2,450	142,320
The Medicines Co.*(a)	2,800	96,768
Merck & Co., Inc.	60,725	3,076,936
Mylan N.V.*	8,750	461,037
Nektar Therapeutics*	5,250	71,610
Omeros Corp.*(a)	3,325	35,877
Pacira Pharmaceuticals, Inc.*(a)	2,275	135,181
Perrigo Co. PLC	2,450	354,221
Pfizer, Inc.	135,800	4,140,542
Prestige Brands Holdings, Inc.*(a)	3,500	163,380
Relypsa, Inc.*(a)	350	6,594
SciClone Pharmaceuticals, Inc.*	4,025	32,160
Supernus Pharmaceuticals, Inc.*(a)	350	3,969
TherapeuticsMD, Inc.*(a)	2,100	15,015
XenoPort, Inc.*(a)	1,050	5,219
Zoetis, Inc.	9,975	429,424

		25,680,370
Professional Services - 0.5%
Acacia Research Corp.(a)	13,125	49,087
The Advisory Board Co.*(a)	875	40,049
CBIZ, Inc.*	8,225	83,072
CEB, Inc.(a)	2,275	134,179
The Dun & Bradstreet Corp.(a)	700	68,894
Equifax, Inc.	2,450	259,210
Exponent, Inc.	2,100	107,751
FTI Consulting, Inc.*(a)	10,850	367,706
GP Strategies Corp.*	1,400	33,866

	Shares	Value
Common Stocks - (continued)
Professional Services - (continued)
Heidrick & Struggles International, Inc.	1,400	$36,904
Huron Consulting Group, Inc.*(a)	2,800	157,108
ICF International, Inc.*	3,500	119,735
IHS, Inc., Class A*(a)	1,925	201,393
Insperity, Inc.	1,750	78,627
Kelly Services, Inc., Class A	2,275	37,720
Kforce, Inc.	2,975	66,343
Korn/Ferry International	5,600	172,536
ManpowerGroup, Inc.(a)	2,100	160,335
Mistras Group, Inc.*	175	3,953
Navigant Consulting, Inc.*	15,225	240,403
Nielsen Holdings PLC(a)	5,075	244,412
On Assignment, Inc.*	4,550	175,858
Resources Connection, Inc.	2,450	37,020
Robert Half International, Inc.	2,975	130,216
RPX Corp.*	2,275	26,345
TriNet Group, Inc.*	2,100	31,080
TrueBlue, Inc.*	6,125	139,895
Verisk Analytics, Inc.*(a)	3,500	255,500
WageWorks, Inc.*(a)	1,400	62,636

		3,521,833
Real Estate Investment Trusts (REITs) - 4.7%
Acadia Realty Trust	5,600	190,960
AG Mortgage Investment Trust, Inc.	18,200	213,486
Agree Realty Corp.	875	32,305
Alexander’s, Inc.(a)	350	127,750
Alexandria Real Estate Equities, Inc.	2,450	193,991
Altisource Residential Corp.	1,400	13,930
American Assets Trust, Inc.	2,450	91,605
American Campus Communities, Inc.(a)	2,800	118,160
American Capital Agency Corp.	3,500	59,745
American Capital Mortgage Investment Corp.	1,575	20,522
American Residential Properties, Inc.	175	2,964
American Tower Corp.	10,150	957,551
Annaly Capital Management, Inc.	16,800	159,600
Anworth Mortgage Asset Corp.(a)	6,825	29,074
Apartment Investment & Management Co., Class A	3,850	150,727
Apollo Commercial Real Estate Finance, Inc.(a)	5,425	86,257
Apple Hospitality REIT, Inc.(a)	30,275	553,730

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
ARMOUR Residential REIT, Inc.(a)	2,275	$44,340
AvalonBay Communities, Inc.	3,325	570,204
Blackstone Mortgage Trust, Inc., Class A(a)	16,975	420,640
Boston Properties, Inc.	4,200	488,082
Brandywine Realty Trust	11,375	145,941
Brixmor Property Group, Inc.	875	23,292
Camden Property Trust	2,100	160,230
Campus Crest Communities, Inc.*(a)	20,825	144,109
Capstead Mortgage Corp.(a)	6,475	60,476
Care Capital Properties, Inc.	15,400	461,076
CBL & Associates Properties, Inc.	16,100	173,075
Cedar Realty Trust, Inc.	5,250	37,065
Chatham Lodging Trust	2,275	42,906
Chesapeake Lodging Trust(a)	5,075	127,484
Chimera Investment Corp.	34,125	422,809
Colony Capital, Inc., Class A(a)	19,250	331,677
Colony Starwood Homes(a)	13,300	286,216
Communications Sales & Leasing, Inc.	2,450	47,064
CorEnergy Infrastructure Trust, Inc.(a)	700	11,060
CoreSite Realty Corp.	2,275	145,918
Corporate Office Properties Trust	9,275	206,832
Corrections Corp. of America	29,750	857,097
Cousins Properties, Inc.	33,075	285,106
Crown Castle International Corp.(a)	7,175	618,485
CubeSmart	8,750	273,787
CyrusOne, Inc.(a)	2,450	90,282
CYS Investments, Inc.(a)	17,150	118,163
DCT Industrial Trust, Inc.(a)	5,600	200,424
DDR Corp.(a)	8,575	146,718
DiamondRock Hospitality Co.	16,975	140,892
Digital Realty Trust, Inc.	2,625	210,210
Douglas Emmett, Inc.	1,925	56,941
Duke Realty Corp.	9,450	190,228
DuPont Fabros Technology, Inc.(a)	5,250	174,142
EastGroup Properties, Inc.	875	46,716
Education Realty Trust, Inc.	3,675	143,619
Empire State Realty Trust, Inc., Class A(a)	5,950	98,472
EPR Properties	4,375	262,281
Equinix, Inc.	1,400	434,798
Equity Commonwealth*	9,100	244,699
Equity LifeStyle Properties, Inc.	1,400	92,288

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Equity One, Inc.	5,075	$140,679
Equity Residential(a)	9,275	715,010
Essex Property Trust, Inc.(a)	1,050	223,766
Extra Space Storage, Inc.	3,325	301,544
Federal Realty Investment Trust(a)	1,925	290,348
FelCor Lodging Trust, Inc.(a)	11,200	77,952
First Industrial Realty Trust, Inc.	8,050	165,750
General Growth Properties, Inc.(a)	13,300	372,932
The GEO Group, Inc.	5,425	160,472
Getty Realty Corp.(a)	703	12,570
Global Net Lease, Inc.*(a)	23,975	167,825
Government Properties Income Trust	25,900	355,607
Gramercy Property Trust(a)	6,650	48,612
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	1,400	25,130
Hatteras Financial Corp.(a)	33,950	416,227
HCP, Inc.(a)	14,525	522,029
Healthcare Realty Trust, Inc.(a)	4,900	142,296
Healthcare Trust of America, Inc., Class A(a)	4,375	122,675
Hersha Hospitality Trust(a)	2,975	52,271
Highwoods Properties, Inc.	4,725	199,820
Hospitality Properties Trust	875	20,641
Host Hotels & Resorts, Inc.	8,050	111,493
Hudson Pacific Properties, Inc.(a)	4,550	115,616
Independence Realty Trust, Inc.	1,050	7,151
Inland Real Estate Corp.	2,450	26,240
Invesco Mortgage Capital, Inc.	16,975	192,157
iStar, Inc.*(a)	5,250	54,810
Kilroy Realty Corp.	1,400	78,218
Kimco Realty Corp.	10,325	280,737
Kite Realty Group Trust	14,350	380,275
Ladder Capital Corp.(a)	23,191	255,101
Lamar Advertising Co., Class A(a)	1,400	78,554
LaSalle Hotel Properties(a)	5,775	127,974
Lexington Realty Trust(a)	2,625	19,241
Liberty Property Trust	350	10,262
LTC Properties, Inc.	2,625	116,891
The Macerich Co.(a)	3,150	245,606
Medical Properties Trust, Inc.	67,725	744,975
MFA Financial, Inc.	66,500	422,275
Mid-America Apartment Communities, Inc.(a)	1,750	164,185
National Health Investors, Inc.	2,275	138,047
National Retail Properties, Inc.	2,975	127,747

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
New Residential Investment Corp.	63,525	$723,550
New Senior Investment Group, Inc.(a)	37,100	340,949
New York Mortgage Trust, Inc.	54,775	265,111
NorthStar Realty Finance Corp.	15,575	184,875
Omega Healthcare Investors, Inc.(a)	5,250	166,478
Orchid Island Capital, Inc.(a)	3,850	34,188
Outfront Media, Inc.	1,225	26,644
Parkway Properties, Inc.	1,925	25,930
Pebblebrook Hotel Trust(a)	5,950	145,299
Pennsylvania Real Estate Investment Trust(a)	8,925	174,752
PennyMac Mortgage Investment Trust	8,400	113,820
Piedmont Office Realty Trust, Inc., Class A	5,075	93,938
Plum Creek Timber Co., Inc.	2,975	120,517
Post Properties, Inc.	4,025	230,592
Potlatch Corp.	875	25,235
Prologis, Inc.	12,425	490,415
PS Business Parks, Inc.	700	60,606
Public Storage	3,675	931,833
QTS Realty Trust, Inc., Class A	875	40,425
Ramco-Gershenson Properties Trust(a)	2,275	38,880
Realty Income Corp.(a)	4,725	263,616
Redwood Trust, Inc.	9,275	99,892
Regency Centers Corp.	2,800	202,692
Retail Opportunity Investments Corp.(a)	4,550	84,130
Retail Properties of America, Inc., Class A	1,750	27,143
RLJ Lodging Trust	7,000	128,030
Rouse Properties, Inc.(a)	525	9,188
Ryman Hospitality Properties, Inc.	4,375	205,406
Sabra Health Care REIT, Inc.	18,725	343,791
Saul Centers, Inc.	525	26,707
Select Income REIT(a)	9,100	171,990
Senior Housing Properties Trust	15,750	228,060
Simon Property Group, Inc.	7,175	1,336,559
SL Green Realty Corp.(a)	1,575	152,161
Sovran Self Storage, Inc.(a)	2,450	276,066
Spirit Realty Capital, Inc.	20,125	210,910
STAG Industrial, Inc.	3,150	53,330
Starwood Property Trust, Inc.	1,750	33,320
Summit Hotel Properties, Inc.	10,675	108,351
Sun Communities, Inc.	3,325	221,412
Sunstone Hotel Investors, Inc.(a)	16,625	197,505

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Tanger Factory Outlet Centers, Inc.	1,750	$55,983
Taubman Centers, Inc.	1,050	74,592
Terreno Realty Corp.	175	3,934
Two Harbors Investment Corp.	69,125	525,350
UDR, Inc.(a)	6,650	236,674
Universal Health Realty Income Trust	2,100	106,743
Urstadt Biddle Properties, Inc., Class A	175	3,553
Ventas, Inc.(a)	10,150	561,498
VEREIT, Inc.	13,125	101,194
Vornado Realty Trust(a)	3,500	309,610
Washington Real Estate Investment Trust(a)	3,150	79,475
Weingarten Realty Investors(a)	1,225	42,740
Welltower, Inc.	8,225	511,760
Western Asset Mortgage Capital Corp.(a)	18,725	183,692
Weyerhaeuser Co.	10,500	268,905
WP GLIMCHER, Inc.	19,775	179,557

		32,129,468
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	700	21,210
CBRE Group, Inc., Class A*	5,075	141,948
Forest City Realty Trust, Inc., Class A (REIT)*(a)	6,300	124,110
Forestar Group, Inc.*	175	1,589
The Howard Hughes Corp.*(a)	875	83,151
Jones Lang LaSalle, Inc.(a)	875	123,130
Kennedy-Wilson Holdings, Inc.(a)	4,375	88,725
Realogy Holdings Corp.*	2,100	68,880
The St. Joe Co.*(a)	8,050	128,076

		780,819
Road & Rail - 0.8%
AMERCO	525	192,491
ArcBest Corp.	3,850	79,040
Avis Budget Group, Inc.*	4,725	124,126
Celadon Group, Inc.(a)	19,600	155,624
CSX Corp.	39,025	898,355
Heartland Express, Inc.(a)	2,625	45,019
Hertz Global Holdings, Inc.*	525	4,767
J.B. Hunt Transport Services, Inc.(a)	1,225	89,057
Kansas City Southern	525	37,212
Knight Transportation, Inc.(a)	4,900	119,903
Landstar System, Inc.(a)	2,275	130,608
Marten Transport Ltd.(a)	3,675	61,666
Norfolk Southern Corp.	11,375	801,937

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Road & Rail - (continued)
Old Dominion Freight Line, Inc.*(a)	2,800	$153,524
Ryder System, Inc.(a)	3,150	167,486
Saia, Inc.*(a)	7,350	157,217
Swift Transportation Co.*(a)	32,550	530,891
Union Pacific Corp.	17,500	1,260,000
Werner Enterprises, Inc.(a)	3,325	80,299
YRC Worldwide, Inc.*	10,675	110,380

		5,199,602
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Energy Industries, Inc.*(a)	5,250	147,420
Advanced Micro Devices, Inc.*(a)	1,225	2,695
Amkor Technology, Inc.*(a)	30,450	186,963
Analog Devices, Inc.	5,600	301,616
Applied Materials, Inc.	28,350	500,377
Applied Micro Circuits Corp.*(a)	5,075	28,217
Atmel Corp.	23,100	186,186
Avago Technologies Ltd.(a)	5,775	772,175
Broadcom Corp., Class A	10,850	593,169
Brooks Automation, Inc.	3,675	35,023
Cabot Microelectronics Corp.*	1,575	64,008
Cavium, Inc.*	3,675	212,305
CEVA, Inc.*	175	4,051
Cirrus Logic, Inc.*(a)	13,300	461,776
Cree, Inc.*(a)	3,325	93,200
Cypress Semiconductor Corp.*(a)	19,425	152,680
Diodes, Inc.*(a)	5,775	110,476
Entegris, Inc.*	12,600	146,916
Exar Corp.*(a)	1,225	6,737
Fairchild Semiconductor International, Inc.*	9,275	190,045
First Solar, Inc.*	1,575	108,139
FormFactor, Inc.*(a)	6,475	53,807
Inphi Corp.*(a)	1,750	48,562
Integrated Device Technology, Inc.*(a)	9,450	240,786
Intel Corp.	157,500	4,885,650
Intersil Corp., Class A(a)	8,750	113,750
IXYS Corp.	875	10,439
KLA-Tencor Corp.	1,575	105,509
Kulicke & Soffa Industries, Inc.*	3,500	35,420
Lam Research Corp.	5,075	364,334
Lattice Semiconductor Corp.*(a)	6,475	31,469
Linear Technology Corp.	2,975	127,122
Marvell Technology Group Ltd.	350	3,097
Maxim Integrated Products, Inc.	6,475	216,265
MaxLinear, Inc., Class A*	1,225	18,841
Microchip Technology, Inc.(a)	2,450	109,785

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Micron Technology, Inc.*	26,775	$295,328
Microsemi Corp.*(a)	25,768	816,855
MKS Instruments, Inc.	3,850	136,444
Monolithic Power Systems, Inc.(a)	3,150	197,096
Nanometrics, Inc.*	175	2,473
NVIDIA Corp.(a)	9,450	276,791
ON Semiconductor Corp.*	9,450	80,892
PDF Solutions, Inc.*	700	7,581
Photronics, Inc.*(a)	7,175	85,670
Power Integrations, Inc.(a)	1,225	57,734
Qorvo, Inc.*(a)	7,525	297,990
Rambus, Inc.*(a)	15,400	188,496
Rudolph Technologies, Inc.*(a)	1,225	15,692
Silicon Laboratories, Inc.*(a)	1,925	87,780
Skyworks Solutions, Inc.(a)	3,150	217,098
SolarEdge Technologies, Inc.*	1,925	54,420
SunEdison, Inc.*	10,850	33,961
SunPower Corp.*(a)	3,325	84,588
Synaptics, Inc.*	7,875	577,316
Teradyne, Inc.	5,425	105,408
Tessera Technologies, Inc.	4,550	131,131
Texas Instruments, Inc.(a)	23,275	1,231,946
Veeco Instruments, Inc.*(a)	4,900	91,336
Xcerra Corp.*	2,800	15,344
Xilinx, Inc.	4,375	219,931

		15,978,311
Software - 3.3%
ACI Worldwide, Inc.*	8,925	159,757
Activision Blizzard, Inc.	9,625	335,142
Adobe Systems, Inc.*	9,800	873,474
ANSYS, Inc.*(a)	2,450	216,065
Aspen Technology, Inc.*(a)	5,425	175,987
Autodesk, Inc.*(a)	4,025	188,450
Blackbaud, Inc.(a)	3,150	193,662
Bottomline Technologies de, Inc.*(a)	1,050	30,261
BroadSoft, Inc.*	875	29,934
CA, Inc.	5,600	160,888
Cadence Design Systems, Inc.*	4,375	85,575
Callidus Software, Inc.*	2,975	45,904
CDK Global, Inc.	1,750	77,087
Citrix Systems, Inc.*	1,925	135,635
Digimarc Corp.*(a)	525	18,784
Ebix, Inc.(a)	3,675	125,391
Electronic Arts, Inc.*	6,125	395,338
Ellie Mae, Inc.*(a)	2,275	158,863
Epiq Systems, Inc.	4,375	54,775
Fair Isaac Corp.(a)	2,450	234,146
FireEye, Inc.*	525	7,397

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Fleetmatics Group PLC*	1,925	$83,564
Fortinet, Inc.*(a)	7,875	221,602
Glu Mobile, Inc.*(a)	4,025	8,895
Guidewire Software, Inc.*(a)	1,925	105,952
Imperva, Inc.*	1,575	81,207
Interactive Intelligence Group, Inc.*(a)	525	12,537
Intuit, Inc.(a)	6,125	584,999
Manhattan Associates, Inc.*(a)	3,675	211,864
Mentor Graphics Corp.(a)	4,200	72,996
Microsoft Corp.	184,100	10,142,069
MicroStrategy, Inc., Class A*	875	150,946
Model N, Inc.*	175	1,908
Monotype Imaging Holdings, Inc.	1,575	39,281
NetSuite, Inc.*(a)	700	48,559
Nuance Communications, Inc.*(a)	8,225	145,007
Oracle Corp.	76,475	2,776,807
Pegasystems, Inc.	2,275	53,463
Progress Software Corp.*	2,975	77,023
Proofpoint, Inc.*(a)	2,275	114,569
PROS Holdings, Inc.*	700	8,596
PTC, Inc.*	6,300	186,543
Qlik Technologies, Inc.*	4,725	118,314
Qualys, Inc.*	1,050	27,290
RealPage, Inc.*	175	3,376
Red Hat, Inc.*(a)	3,500	245,175
Rovi Corp.*	6,125	119,193
Salesforce.com, Inc.*	13,125	893,288
ServiceNow, Inc.*	2,275	141,528
Silver Spring Networks, Inc.*	5,075	58,109
SolarWinds, Inc.*	3,850	230,808
Solera Holdings, Inc.	350	18,991
Splunk, Inc.*(a)	1,925	89,108
SS&C Technologies Holdings, Inc.(a)	3,325	213,764
Symantec Corp.	23,800	472,192
Synchronoss Technologies, Inc.*(a)	2,800	85,792
Synopsys, Inc.*	3,150	135,135
Tableau Software, Inc., Class A*(a)	875	70,210
Take-Two Interactive Software, Inc.*	6,475	224,683
Telenav, Inc.*	1,750	10,080
TiVo, Inc.*	1,400	11,172
Tyler Technologies, Inc.*(a)	1,575	247,370
The Ultimate Software Group, Inc.*(a)	1,400	245,882

	Shares	Value
Common Stocks - (continued)
Software - (continued)
VASCO Data Security International, Inc.*(a)	2,450	$37,975
Verint Systems, Inc.*(a)	4,200	153,762
Workday, Inc., Class A*(a)	700	44,107
Zix Corp.*	2,800	12,572
Zynga, Inc., Class A*(a)	23,275	57,257

		22,798,035
Specialty Retail - 2.7%
Aaron’s, Inc.	8,925	204,204
Abercrombie & Fitch Co., Class A(a)	18,200	477,568
Advance Auto Parts, Inc.	1,575	239,479
American Eagle Outfitters, Inc.(a)	34,475	504,714
America’s Car-Mart, Inc.*(a)	2,625	61,582
Asbury Automotive Group, Inc.*(a)	2,800	131,824
Ascena Retail Group, Inc.*(a)	26,950	198,891
AutoNation, Inc.*(a)	2,275	98,394
AutoZone, Inc.*(a)	700	537,173
Barnes & Noble, Inc.(a)	5,425	47,577
Bed Bath & Beyond, Inc.*	8,400	362,628
Best Buy Co., Inc.(a)	5,425	151,520
Big 5 Sporting Goods Corp.	1,750	21,297
Boot Barn Holdings, Inc.*(a)	525	3,192
The Buckle, Inc.(a)	2,100	59,682
Cabela’s, Inc.*(a)	8,750	368,112
Caleres, Inc.(a)	7,350	197,568
CarMax, Inc.*(a)	4,725	208,750
The Cato Corp., Class A(a)	2,625	105,866
Chico’s FAS, Inc.(a)	1,225	12,728
The Children’s Place, Inc.(a)	1,575	102,532
Citi Trends, Inc.	2,275	47,001
Conn’s, Inc.*(a)	7,525	92,708
CST Brands, Inc.	4,550	176,267
DSW, Inc., Class A(a)	23,100	554,631
Express, Inc.*(a)	19,075	323,512
The Finish Line, Inc., Class A(a)	1,925	36,459
Foot Locker, Inc.(a)	3,150	212,814
GameStop Corp., Class A(a)	3,150	82,561
The Gap, Inc.(a)	2,275	56,238
Genesco, Inc.*(a)	2,625	173,618
GNC Holdings, Inc., Class A	20,125	563,701
Group 1 Automotive, Inc.(a)	4,900	262,885
Guess?, Inc.(a)	4,025	74,624
Haverty Furniture Cos., Inc.	875	16,581
Hibbett Sports, Inc.*(a)	7,875	253,260
The Home Depot, Inc.	27,825	3,499,272
Kirkland’s, Inc.	2,450	28,984
L Brands, Inc.(a)	5,775	555,266
Lithia Motors, Inc., Class A(a)	1,925	147,397

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Lowe’s Cos., Inc.	22,750	$1,630,265
Lumber Liquidators Holdings, Inc.*	175	2,259
MarineMax, Inc.*(a)	2,100	35,511
Mattress Firm Holding Corp.*(a)	3,500	127,750
The Men’s Wearhouse, Inc.(a)	16,625	227,929
The Michaels Cos., Inc.*	1,750	38,150
Monro Muffler Brake, Inc.	2,450	161,088
Murphy USA, Inc.*	3,500	202,475
Office Depot, Inc.*	36,575	188,361
O’Reilly Automotive, Inc.*	2,450	639,205
Outerwall, Inc.(a)	525	17,745
Party City Holdco, Inc.*	12,425	119,653
Penske Automotive Group, Inc.(a)	4,200	131,754
The Pep Boys-Manny Moe & Jack*	4,200	77,658
Pier 1 Imports, Inc.(a)	32,375	130,148
Rent-A-Center, Inc.	3,325	45,287
Restoration Hardware Holdings, Inc.*(a)	1,925	118,619
Ross Stores, Inc.	9,975	561,194
Sally Beauty Holdings, Inc.*(a)	2,975	81,991
Select Comfort Corp.*	11,375	239,558
Shoe Carnival, Inc.	2,100	48,699
Signet Jewelers Ltd.(a)	1,575	182,700
Sonic Automotive, Inc., Class A(a)	4,025	68,908
Sportsman’s Warehouse Holdings, Inc.*	2,800	36,708
Staples, Inc.	6,825	60,879
Stein Mart, Inc.	700	5,152
Tiffany & Co.(a)	4,375	279,300
The TJX Cos., Inc.	15,225	1,084,629
Tractor Supply Co.	3,675	324,539
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	1,575	285,343
Urban Outfitters, Inc.*(a)	700	16,016
Vitamin Shoppe, Inc.*(a)	11,025	335,491
Williams-Sonoma, Inc.(a)	1,575	81,365

		18,839,389
Technology Hardware, Storage & Peripherals - 3.5%
3D Systems Corp.*(a)	18,900	151,389
Apple, Inc.	192,325	18,720,915
CPI Card Group, Inc.*(a)	6,125	51,511
Cray, Inc.*	2,625	103,399
Diebold, Inc.(a)	5,425	150,381
Eastman Kodak Co.*	3,325	30,324
Electronics For Imaging, Inc.*(a)	3,325	137,588
EMC Corp.	60,900	1,508,493
Hewlett Packard Enterprise Co.	71,400	982,464

	Shares	Value
Common Stocks - (continued)
Technology Hardware, Storage & Peripherals - (continued)
HP, Inc.	50,225	$487,685
Immersion Corp.*(a)	875	7,420
Lexmark International, Inc., Class A(a)	10,325	291,268
NCR Corp.*	10,850	231,539
NetApp, Inc.(a)	15,050	330,047
Nimble Storage, Inc.*	1,400	9,198
QLogic Corp.*(a)	13,300	170,506
Quantum Corp.*(a)	45,850	21,788
SanDisk Corp.	4,725	334,058
Seagate Technology PLC(a)	5,950	172,847
Super Micro Computer, Inc.*(a)	2,625	78,173
Western Digital Corp.	5,600	268,688

		24,239,681
Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	1,400	136,108
Coach, Inc.(a)	1,750	64,837
Columbia Sportswear Co.(a)	2,100	115,878
Deckers Outdoor Corp.*(a)	4,900	242,354
Fossil Group, Inc.*	13,125	427,875
G-III Apparel Group Ltd.*	4,200	207,312
Hanesbrands, Inc.	5,600	171,192
Kate Spade & Co.*(a)	7,000	124,670
lululemon athletica, Inc.*(a)	2,625	162,934
Michael Kors Holdings Ltd.*	2,800	111,720
Movado Group, Inc.	350	8,995
NIKE, Inc., Class B	31,150	1,931,611
Oxford Industries, Inc.(a)	700	48,902
Perry Ellis International, Inc.*	1,225	23,287
PVH Corp.	875	64,208
Ralph Lauren Corp.(a)	1,750	196,875
Sequential Brands Group, Inc.*(a)	175	1,127
Skechers USA, Inc., Class A*(a)	7,875	221,996
Steven Madden Ltd.*	3,150	101,713
Under Armour, Inc., Class A*(a)	3,150	269,105
Unifi, Inc.*	700	16,709
Vera Bradley, Inc.*	5,425	80,182
VF Corp.	8,225	514,885
Wolverine World Wide, Inc.(a)	30,625	517,869

		5,762,344
Thrifts & Mortgage Finance - 0.5%
Astoria Financial Corp.	11,550	174,751
Beneficial Bancorp, Inc.*	3,850	49,857
BofI Holding, Inc.*(a)	8,750	150,150
Brookline Bancorp, Inc.	11,375	126,945
Capitol Federal Financial, Inc.(a)	875	10,736
Dime Community Bancshares, Inc.	12,075	207,569
Essent Group Ltd.*(a)	9,450	169,816

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Thrifts & Mortgage Finance - (continued)
EverBank Financial Corp.(a)	11,025	$155,122
Federal Agricultural Mortgage Corp., Class C(a)	3,500	114,135
Flagstar Bancorp, Inc.*(a)	6,475	120,759
HomeStreet, Inc.*(a)	4,550	93,184
LendingTree, Inc.*(a)	350	25,791
MGIC Investment Corp.*(a)	25,725	170,299
New York Community Bancorp, Inc.(a)	25,375	392,805
Northfield Bancorp, Inc.(a)	3,675	56,889
Northwest Bancshares, Inc.(a)	1,400	17,598
Ocwen Financial Corp.*(a)	1,050	5,681
Oritani Financial Corp.	700	11,704
PHH Corp.*(a)	1,750	21,490
Provident Financial Services, Inc.	10,675	209,657
Radian Group, Inc.	49,525	498,222
TFS Financial Corp.	1,925	33,591
TrustCo Bank Corp.	15,225	83,738
United Financial Bancorp, Inc.	1,925	21,753
Walker & Dunlop, Inc.*(a)	7,875	188,685
Washington Federal, Inc.	25,375	541,756
WSFS Financial Corp.	3,675	106,796

		3,759,479
Tobacco - 1.1%
Altria Group, Inc.	44,975	2,748,423
Philip Morris International, Inc.	33,600	3,024,336
Reynolds American, Inc.(a)	18,900	944,055
Universal Corp.(a)	6,825	373,532
Vector Group Ltd.	8,575	199,969

		7,290,315
Trading Companies & Distributors - 0.5%
Air Lease Corp.(a)	27,300	703,248
Aircastle Ltd.(a)	19,950	342,541
Applied Industrial Technologies, Inc.(a)	5,775	221,991
Beacon Roofing Supply, Inc.*(a)	4,725	191,362
Fastenal Co.(a)	2,975	120,666
GATX Corp.(a)	6,650	272,517
H&E Equipment Services, Inc.(a)	700	8,155
HD Supply Holdings, Inc.*	1,400	36,778
Kaman Corp.(a)	4,375	174,300
MRC Global, Inc.*(a)	13,650	137,182
MSC Industrial Direct Co., Inc., Class A(a)	3,850	249,519
NOW, Inc.*	30,275	410,529
Real Industry, Inc.*	175	1,120
TAL International Group, Inc.*	12,950	146,076
United Rentals, Inc.*	1,400	67,074
Univar, Inc.*	4,725	60,055

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
W.W. Grainger, Inc.	525	$103,262
Watsco, Inc.(a)	1,750	203,368
WESCO International, Inc.*(a)	6,650	268,527

		3,718,270
Transportation Infrastructure - 0.0%†
Wesco Aircraft Holdings, Inc.*(a)	9,625	108,666
Water Utilities - 0.1%
American States Water Co.	3,500	158,900
American Water Works Co., Inc.	2,975	193,107
Aqua America, Inc.(a)	1,750	55,178
California Water Service Group(a)	3,325	83,424
Connecticut Water Service, Inc.(a)	350	15,026
SJW Corp.	525	17,115

		522,750
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc.*	3,500	21,350
NII Holdings, Inc.*(a)	30,625	111,782
SBA Communications Corp., Class A*(a)	2,100	208,488
Shenandoah Telecommunications Co.	5,950	136,731
Spok Holdings, Inc.	1,925	34,669
Telephone & Data Systems, Inc.	28,000	649,320
T-Mobile U.S., Inc.*	5,075	203,761
United States Cellular Corp.*	3,325	125,153

		1,491,254

Total Common Stocks (Cost $568,889,509)		673,476,260

	No. of Rights
Rights - 0.0%
Dyax Corp.*^	7,175	—
Leap Wireless International, Inc.*^	12,069	—

Total Rights (Cost $—)		—

	No. of Warrants
Warrants - 0.0%
Magnum Hunter Resources Corp., expiring 04/15/16 at 8.50 USD*^	2,849	—

Total Warrants (Cost $—)		—

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Securities Lending Reinvestments(b) - 20.4%
Certificates of Deposits - 8.1%
Branch Banking & Trust Co.
0.40%, due 03/02/16	$3,000,000	$3,000,000
0.55%, due 03/24/16	4,500,000	4,500,000
Chiba Bank Ltd., New York Branch
0.75%, due 02/24/16	4,000,000	4,000,000
0.60%, due 03/28/16	3,500,000	3,500,000
Credit Suisse AG, New York
0.86%, due 07/22/16	4,000,000	4,000,180
HSBC Bank USA N.A., New York
0.68%, due 03/18/16	3,100,000	3,100,010
Industrial & Commercial Bank of China Ltd., New York Branch
0.42%, due 02/05/16	3,000,000	3,000,000
Landesbank Baden-Wuerttemberg, New York
0.55%, due 02/18/16	4,000,000	4,000,000
Landesbank Hessen-Thueringen, New York
0.60%, due 02/19/16	4,000,000	3,999,934
Mitsubishi UFJ Trust & Banking Corp.
0.70%, due 04/25/16	4,000,000	3,994,760
Sumitomo Mitsui Banking Corp., New York
0.67%, due 04/11/16	4,000,000	4,003,096
0.82%, due 07/11/16	4,000,000	3,999,724
Sumitomo Mitsui Trust Bank Ltd., New York
0.70%, due 03/23/16	4,000,000	4,000,000
Wells Fargo Bank San Francisco N.A.
0.58%, due 04/19/16	4,000,000	4,002,876
0.78%, due 07/21/16	3,000,000	3,000,087

Total Certificates of Deposits (Cost $56,093,422)		56,100,667

Commercial Papers - 2.7%
Canadian Imperial Holdings, Inc.
0.60%, due 03/10/16	3,000,000	2,998,100
Caterpillar Financial Services Corp.
0.50%, due 03/01/16	4,000,000	3,998,389
Societe Generale S.A.
0.47%, due 03/28/16	7,000,000	6,994,882
Svensk Exportkredit AB
0.59%, due 04/29/16	5,000,000	4,994,274

Total Commercial Papers (Cost $18,984,160)		18,985,645

	Principal Amount	Value
Securities Lending Reinvestments(b) - (continued)
Master Demand Note - 0.9%
Natixis Financial Products LLC
0.62%, due 02/01/16	$6,300,000	$6,300,000

Total Master Demand Note (Cost $6,300,000)		6,300,000

Medium Term Note - 1.1%
The Bank of Nova Scotia
0.68%, due 03/15/16	3,535,000	3,536,087
0.75%, due 03/29/16	3,855,000	3,867,898

Total Medium Term Note (Cost $7,403,985)		7,403,985

Money Market Funds(c) - 3.9%
BlackRock Cash Funds - Prime, Institutional Class
0.41%	10,000,000	10,000,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.34%	2,000,000	2,000,000
Dreyfus Cash Advantage Fund, Institutional Class
0.33%	2,000,000	2,000,000
Fidelity Money Market Portfolio, Institutional Class
0.38%	2,000,000	2,000,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.39%	10,000,000	10,000,000

Total Money Market Funds (Cost $26,000,000)		26,000,000

Repurchase Agreements - 3.7%
Citigroup Global Markets, Inc., 0.35%, dated 01/29/16, due 02/01/16, repurchase price $4,104,302, collateralized by various U.S. Treasury Securities, STRIPS, 0.00%, maturing 11/15/26 - 02/15/33; U.S. Government Agency Mortgage Securities, ranging from 0.78% - 8.00%, maturing 06/13/16 - 01/01/46; total market value $4,186,266	4,104,183	4,104,183

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Securities Lending Reinvestments(b) - (continued)
Repurchase Agreements - (continued)
Mizuho Securities USA, Inc., 0.36%, dated 01/29/16, due 02/01/16, repurchase price $11,000,330, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.50% - 7.00%, maturing 03/01/28 - 11/01/44; total market value $11,220,000	$11,000,000	$11,000,000
Societe Generale, New York Branch, 0.38%, dated 01/29/16, due 02/01/16, repurchase price $10,000,317, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 5.50%, maturing 08/15/33 - 10/20/64; total market value $10,200,000	10,000,000	10,000,000

Total Repurchase Agreements (Cost $25,104,183)		25,104,183

Total Securities Lending Reinvestments (Cost $139,885,750)		139,894,480

Total Investment Securities (Cost $708,775,259) — 118.4%		813,370,740

Liabilities in excess of other assets — (18.4%)		(126,620,476)

Net Assets — 100.0%		$686,750,264

*	Non-income producing security.
‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At 01/31/16, the value of these securities amounted to $0 or 0.00% of net assets.
†	Amount represents less than 0.05%.
#	Amount represents less than one share.
(a)

The security or a portion of this security is on loan at 01/31/16. The total value of securities on loan at 01/31/16 was $139,918,891, which was collateralized in the form of cash with a value of $139,940,294; $3,622,027 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.00% and maturity dates ranging from 02/04/16 - 05/15/45; a total value of $143,562,321.

(b)	The security was purchased with cash collateral held from securities on loan at 01/31/16. The total value of securities purchased was $139,894,480.
(c)	Represents 7-day effective yield as of 01/31/16.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2016 (Unaudited)

Percentages shown are based on Net Assets.

Abbreviations:

REIT — Real Estate Investment Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD — US Dollar

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$126,598,258
Aggregate gross unrealized depreciation	(21,955,289)

Net unrealized appreciation	$104,642,969

Federal income tax cost of investments	$708,727,771

Investment in a company which was affiliated for the period ending January 31, 2016, was as follows:

Security	Value October 31, 2015	Purchases at Cost	Sales at Cost	Value January 31, 2016	Dividend Income	Realized Gain
Northern Trust Corp.	$431,139	$2,554	$1,328	$380,240	$2,205	$1,219

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of January 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-mini S&P 400® Index Futures Contracts	17	03/18/16	$2,235,160	$(70,339)
E-mini S&P 500® Index Futures Contracts	65	03/18/16	6,272,825	(169,377)
Russell 2000® Mini Index Futures Contracts	46	03/18/16	4,744,440	(310,025)

				$(549,741)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 99.0%
Aerospace & Defense - 0.7%
Airbus Group SE	11,783	$737,193
BAE Systems PLC	66,556	487,154
Bombardier, Inc., Class B*(a)	36,180	25,196
CAE, Inc.	7,384	76,765
Cobham PLC	21,560	77,681
Elbit Systems Ltd.	412	35,100
Finmeccanica SpA*	9,522	112,615
Kongsberg Gruppen ASA	2,303	36,415
MacDonald Dettwiler & Associates Ltd.	250	15,465
Meggitt PLC	23,874	123,066
MTU Aero Engines AG	499	45,647
QinetiQ Group PLC	16,022	52,795
Rolls-Royce Holdings PLC*(a)	39,474	310,766
Saab AB, Class B	1,995	60,071
Safran S.A.	6,783	437,877
Senior PLC(a)	229,001	711,395
Singapore Technologies Engineering Ltd.	53,000	106,871
Thales S.A.	2,451	186,098
Ultra Electronics Holdings PLC	2,306	62,314
Zodiac Aerospace(a)	5,110	106,549

		3,807,033
Air Freight & Logistics - 0.5%
Bollore S.A.*	30	118
Bollore S.A.	8,952	36,044
CTT-Correios de Portugal S.A.	6,883	59,582
CWT Ltd.	137,300	177,015
Deutsche Post AG (Registered)	17,555	424,167
Freightways Ltd.	5,961	24,490
Kerry Logistics Network Ltd.	26,000	35,745
Kintetsu World Express, Inc.	1,600	25,798
Konoike Transport Co., Ltd.	18,000	220,939
Mainfreight Ltd.	3,192	30,772
Oesterreichische Post AG	1,006	35,574
Panalpina Welttransport Holding AG (Registered)	11	1,064
PostNL N.V.*(a)	243,831	883,855
Royal Mail PLC	29,543	192,436
Singapore Post Ltd.(a)	5,000	4,690
TNT Express N.V.	12,446	105,960
Yamato Holdings Co., Ltd.	6,600	142,696
Yusen Logistics Co., Ltd.	7,000	81,989

		2,482,934
Airlines - 0.5%
Aegean Airlines S.A.	19,385	156,058
Air France-KLM*	85,782	686,036
Air New Zealand Ltd.(a)	16,100	30,729
ANA Holdings, Inc.	35,000	101,474
Cathay Pacific Airways Ltd.(a)	27,000	42,254
Dart Group PLC	47,178	370,413

	Shares	Value
Common Stocks - (continued)
Airlines - (continued)
Deutsche Lufthansa AG (Registered)*	6,000	$87,419
easyJet PLC	8,622	189,325
International Consolidated Airlines Group S.A.	22,518	172,326
Japan Airlines Co., Ltd.	5,600	207,043
Norwegian Air Shuttle ASA*	516	15,514
Qantas Airways Ltd.*	28,291	77,645
SAS AB*(a)	72,267	207,321
Singapore Airlines Ltd.	9,900	76,721
Virgin Australia Holdings Ltd.*	108,255	37,521
WestJet Airlines Ltd.	5,880	79,055
Wizz Air Holdings PLC*(b)	2,172	58,539

		2,595,393
Auto Components - 2.7%
Aisan Industry Co., Ltd.	16,108	150,882
Aisin Seiki Co., Ltd.	5,900	246,107
ARB Corp. Ltd.	1,725	18,583
Autoneum Holding AG*	1,581	342,230
Brembo SpA	2,511	102,486
Bridgestone Corp.	21,800	780,777
Calsonic Kansei Corp.	6,000	51,642
Cie Generale des Etablissements Michelin	6,028	548,290
Continental AG	2,463	513,296
Daikyonishikawa Corp.	20,504	328,565
Denso Corp.	9,500	404,906
Eagle Industry Co., Ltd.	14,700	243,695
ElringKlinger AG	17,506	441,073
Exedy Corp.	18,100	416,376
F.C.C. Co., Ltd.	19,200	418,367
Faurecia	3,186	115,126
GKN PLC	50,697	200,495
HI-LEX Corp.	3,164	86,375
Hybrid Kinetic Group Ltd.*	548,000	19,011
Keihin Corp.	23,200	358,353
Koito Manufacturing Co., Ltd.	2,000	90,695
KYB Corp.	159,000	450,477
Leoni AG(a)	18,196	632,115
Linamar Corp.	2,415	93,751
Magna International, Inc.	12,756	441,169
Martinrea International, Inc.	52,034	349,420
Mitsuba Corp.	27,500	373,663
Musashi Seimitsu Industry Co., Ltd.	10,800	214,100
NGK Spark Plug Co., Ltd.	6,100	141,081
NHK Spring Co., Ltd.	7,000	67,765
Nifco, Inc.	1,200	57,292
Nippon Seiki Co., Ltd.	28,000	609,425
Nissin Kogyo Co., Ltd.	17,400	240,020
NOK Corp.	2,200	44,758

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
Nokian Renkaat Oyj	3,001	$101,314
Pacific Industrial Co., Ltd.	30,600	308,869
Plastic Omnium S.A.	2,503	81,359
Press Kogyo Co., Ltd.	49,800	199,093
Sanden Holdings Corp.(a)	73,000	195,969
Showa Corp.	24,400	211,219
Stanley Electric Co., Ltd.	3,800	82,174
Sumitomo Electric Industries Ltd.	25,900	334,487
Sumitomo Riko Co., Ltd.	24,900	223,568
Sumitomo Rubber Industries Ltd.(a)	4,000	49,990
Tachi-S Co., Ltd.	19,200	289,907
Takata Corp.(a)	19,600	107,014
Tokai Rika Co., Ltd.	2,600	62,603
Topre Corp.	23,700	513,485
Toyo Tire & Rubber Co., Ltd.	2,700	56,759
Toyoda Gosei Co., Ltd.	200	4,257
Toyota Industries Corp.	5,100	250,650
TPR Co., Ltd.	16,200	422,847
TS Tech Co., Ltd.	1,100	26,767
Unipres Corp.	22,000	455,392
Valeo S.A.	1,837	237,434
Xinyi Glass Holdings Ltd.	10,000	5,037
The Yokohama Rubber Co., Ltd.	2,500	36,798
Yorozu Corp.	10,800	227,481

		14,076,839
Automobiles - 3.1%
Bayerische Motoren Werke AG	10,917	905,565
Bayerische Motoren Werke AG (Preference)	2,124	145,113
Daihatsu Motor Co., Ltd.(a)	4,200	64,527
Daimler AG (Registered)	34,870	2,420,826
Fiat Chrysler Automobiles N.V.	33,634	233,102
Fuji Heavy Industries Ltd.	22,400	898,479
Honda Motor Co., Ltd.	60,100	1,658,565
Isuzu Motors Ltd.	21,600	214,457
Mazda Motor Corp.	20,000	354,933
Mitsubishi Motors Corp.	23,000	182,761
Nissan Motor Co., Ltd.	91,800	894,759
Nissan Shatai Co., Ltd.	1,000	9,524
Peugeot S.A.*	17,916	264,813
Piaggio & C SpA	4,425	9,241
Porsche Automobil Holding SE (Preference)	4,938	223,291
Renault S.A.	7,296	615,229
Suzuki Motor Corp.	10,900	329,165
Toyota Motor Corp.	98,400	5,852,063
Volkswagen AG (Preference)	5,215	603,225
Yamaha Motor Co., Ltd.	12,500	245,013

		16,124,651

	Shares	Value
Common Stocks - (continued)
Banks - 11.4%
The 77 Bank Ltd.	1,000	$4,568
The Aichi Bank Ltd.	1,200	56,895
Aktia Bank Oyj	21,738	236,627
Alpha Bank AE*	1,389	2,750
The Aomori Bank Ltd.	31,000	90,902
Aozora Bank Ltd.	35,000	115,929
Ashikaga Holdings Co., Ltd.	4,100	13,648
Australia & New Zealand Banking Group Ltd.	106,692	1,824,830
The Awa Bank Ltd.	6,000	32,660
Banca Carige SpA*	306,653	239,404
Banca Monte dei Paschi di Siena SpA*	62,319	44,708
Banca Popolare dell’Emilia Romagna SC	19,290	114,800
Banca Popolare di Milano Scarl	149,176	121,223
Banca Popolare di Sondrio Scarl	245,584	933,790
Banco Bilbao Vizcaya Argentaria S.A.	239,205	1,526,072
Banco BPI S.A. (Registered)*	227,648	249,036
Banco Comercial Portugues S.A., Class R*	941,037	39,610
Banco de Sabadell S.A.	199,311	358,866
Banco Espirito Santo S.A. (Registered)*^	48,647	526
Banco Popolare SC*	10,594	97,667
Banco Popular Espanol S.A.	51,991	139,461
Banco Santander S.A.	415,028	1,767,134
Bank Hapoalim BM	35,920	165,722
Bank Leumi Le-Israel BM*	51,460	168,990
The Bank of East Asia Ltd.(a)	42,681	124,212
Bank of Ireland*	654,483	215,288
The Bank of Iwate Ltd.	8,700	335,597
The Bank of Kyoto Ltd.	5,000	38,079
Bank of Montreal	20,763	1,109,819
The Bank of Nagoya Ltd.	10,000	34,196
The Bank of Nova Scotia	33,102	1,349,955
The Bank of Okinawa Ltd.	1,700	60,030
Bank of Queensland Ltd.	15,825	146,527
Bank of the Ryukyus Ltd.	5,561	70,876
The Bank of Yokohama Ltd.	27,000	141,663
Bankia S.A.	119,914	118,594
Bankinter S.A.	18,527	128,502
Banque Cantonale Vaudoise (Registered)	50	30,157
Barclays PLC	510,562	1,347,072
Bendigo & Adelaide Bank Ltd.	15,608	118,573

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Berner Kantonalbank AG (Registered)(a)	259	$48,911
BGEO Group PLC	22,165	558,079
BNP Paribas S.A.	34,276	1,621,688
CaixaBank S.A.(a)	55,831	167,945
Canadian Imperial Bank of Commerce(a)	11,732	760,652
Canadian Western Bank(a)	1,676	27,345
The Chiba Bank Ltd.	23,000	140,016
The Chugoku Bank Ltd.	1,000	11,713
comdirect bank AG	411	4,492
Commerzbank AG*	48,259	389,917
Commonwealth Bank of Australia	32,913	1,831,517
Credit Agricole S.A.	42,995	427,823
Credito Emiliano SpA	4,982	33,099
Credito Valtellinese SC*	67,009	61,957
Dah Sing Banking Group Ltd.(a)	24,640	38,434
Dah Sing Financial Holdings Ltd.	5,340	24,906
The Daishi Bank Ltd.	8,000	30,000
Danske Bank A/S	16,272	435,770
DBS Group Holdings Ltd.(a)	52,858	522,155
DNB ASA	30,194	360,488
The Eighteenth Bank Ltd.	28,000	74,704
Erste Group Bank AG*	9,237	267,164
Eurobank Ergasias S.A.*	57,924	47,070
FIBI Holdings Ltd.	5,441	73,067
Fukuoka Financial Group, Inc.	22,000	91,587
The Gunma Bank Ltd.	2,000	10,903
The Hachijuni Bank Ltd.	15,000	82,518
Hang Seng Bank Ltd.(a)	15,300	252,613
The Higashi-Nippon Bank Ltd.	80,000	224,673
The Hiroshima Bank Ltd.	17,000	83,550
The Hokkoku Bank Ltd.	17,000	47,041
The Hokuetsu Bank Ltd.	130,000	252,344
Hokuhoku Financial Group, Inc.	32,000	58,415
HSBC Holdings PLC(a)	647,252	4,519,939
The Hyakugo Bank Ltd.	23,000	95,560
The Hyakujushi Bank Ltd.	10,000	31,884
ING Groep N.V. (CVA)	129,030	1,479,241
Intesa Sanpaolo SpA	300,811	852,139
Intesa Sanpaolo SpA (Retirement Savings Plan)	10,035	26,429
Israel Discount Bank Ltd., Class A*	32,350	52,782
The Iyo Bank Ltd.	6,000	49,957
The Joyo Bank Ltd.	23,000	91,951
The Juroku Bank Ltd.	19,000	67,171
Jyske Bank A/S (Registered)*	1,894	82,742
Kansai Urban Banking Corp.	5,900	60,820

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
KBC Groep N.V.	6,936	$396,194
The Keiyo Bank Ltd.	5,000	21,352
The Kiyo Bank Ltd.	36,100	458,015
Kyushu Financial Group, Inc.*	16,370	100,601
Laurentian Bank of Canada(a)	16,226	549,995
Liberbank S.A.*	221,985	305,293
Liechtensteinische Landesbank AG	7,272	256,559
Lloyds Banking Group PLC	1,946,208	1,807,152
Luzerner Kantonalbank AG (Registered)	162	60,237
The Minato Bank Ltd.	29,000	47,190
Mitsubishi UFJ Financial Group, Inc.	477,100	2,401,559
Mizrahi Tefahot Bank Ltd.	4,192	46,788
Mizuho Financial Group, Inc.	818,300	1,391,039
The Musashino Bank Ltd.	3,200	99,385
The Nanto Bank Ltd.	23,468	67,458
National Australia Bank Ltd.	99,669	1,950,054
National Bank of Canada	10,206	289,880
National Bank of Greece S.A.*	75,123	20,240
Natixis S.A.	30,369	148,366
The Nishi-Nippon City Bank Ltd.	18,000	39,698
Nordea Bank AB	107,931	1,081,204
North Pacific Bank Ltd.	6,000	18,089
The Ogaki Kyoritsu Bank Ltd.	35,000	120,844
The Oita Bank Ltd.	18,000	61,554
Oversea-Chinese Banking Corp. Ltd.	99,135	551,640
Piraeus Bank S.A.*	632	124
Public Financial Holdings Ltd.	98,000	43,945
Raiffeisen Bank International AG*(a)	2,526	31,706
Resona Holdings, Inc.	65,900	298,024
Royal Bank of Canada	53,385	2,752,234
Royal Bank of Scotland Group PLC*	49,515	177,489
The San-In Godo Bank Ltd.	6,000	42,622
Senshu Ikeda Holdings, Inc.	148,900	601,430
Seven Bank Ltd.(a)	19,000	79,726
Shawbrook Group PLC*(b)	1,477	6,279
The Shiga Bank Ltd.(a)	1,000	4,403
Shinsei Bank Ltd.	86,000	132,127
The Shizuoka Bank Ltd.	9,000	77,165
Skandinaviska Enskilda Banken AB, Class A	69,616	668,155
Societe Generale S.A.	26,129	994,640
Spar Nord Bank A/S	49,172	402,824
SpareBank 1 SMN	81,447	438,607

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
St. Galler Kantonalbank AG (Registered)	1,396	$493,876
Standard Chartered PLC(a)	96,526	644,903
Sumitomo Mitsui Financial Group, Inc.	47,900	1,574,708
Sumitomo Mitsui Trust Holdings, Inc.	137,000	429,791
Suruga Bank Ltd.	4,700	83,778
Svenska Handelsbanken AB, Class A	28,767	359,967
Swedbank AB, Class A	40,908	854,422
Sydbank A/S	2,684	78,027
The Tochigi Bank Ltd.	16,000	74,935
The Toho Bank Ltd.	22,732	75,858
TOMONY Holdings, Inc.	69,800	236,385
The Toronto-Dominion Bank	33,712	1,273,258
UniCredit SpA	175,041	672,002
Unione di Banche Italiane SpA	19,227	89,501
United Overseas Bank Ltd.	56,144	713,585
Valiant Holding AG (Registered)	991	107,451
Van Lanschot N.V. (CVA)	20,553	493,936
Westpac Banking Corp.	62,004	1,353,036
The Yamagata Bank Ltd.	13,000	49,502
Yamaguchi Financial Group, Inc.(a)	8,000	85,376
The Yamanashi Chuo Bank Ltd.	17,000	78,776
Zuger Kantonalbank AG	4	18,660

		59,071,748
Beverages - 1.4%
Anheuser-Busch InBev S.A./N.V.	16,788	2,104,468
Asahi Group Holdings Ltd.	11,000	348,631
Britvic PLC	7,536	77,181
C&C Group PLC	16,797	65,067
Carlsberg A/S, Class B	1,429	119,759
Coca-Cola Amatil Ltd.	11,766	69,994
Coca-Cola East Japan Co., Ltd.(a)	2,606	41,588
Coca-Cola HBC AG*	4,146	84,041
Coca-Cola West Co., Ltd.(a)	1,000	21,782
Cott Corp.	2,560	26,141
Davide Campari-Milano SpA	6,897	60,188
Diageo PLC	44,349	1,185,521
Heineken Holding N.V.	2,652	202,737
Heineken N.V.	4,299	372,232
Ito En Ltd.	200	5,319
Kirin Holdings Co., Ltd.	14,938	209,081
Molson Coors Canada, Inc., Class B	620	55,618
Pernod-Ricard S.A.	3,929	458,936
Royal Unibrew A/S	3,256	135,965

	Shares	Value
Common Stocks - (continued)
Beverages - (continued)
SABMiller PLC	19,635	$1,164,920
Sapporo Holdings Ltd.	2,000	8,822
Suntory Beverage & Food Ltd.	3,000	136,786
Takara Holdings, Inc.	3,000	22,153
Treasury Wine Estates Ltd.	24,551	157,337

		7,134,267
Biotechnology - 0.4%
Abcam PLC	7,151	65,427
Actelion Ltd. (Registered)*	2,373	310,564
Basilea Pharmaceutica AG (Registered)*	211	15,465
Bavarian Nordic A/S*	1,078	44,781
Cellectis S.A.*	809	18,015
Circassia Pharmaceuticals PLC*	13,622	56,036
CK Life Sciences Int’l Holdings, Inc.	48,000	3,762
CSL Ltd.	9,664	710,926
DBV Technologies S.A.*	882	44,765
Galapagos N.V.*	1,372	68,290
Genmab A/S*	887	110,476
Genus PLC	2,539	51,755
Grifols S.A.	5,064	104,960
Grifols S.A. (Preference), Class B	4,876	72,071
Mesoblast Ltd.*	14,771	15,881
PeptiDream, Inc.*	400	12,753
ProMetic Life Sciences, Inc.*(a)	22,375	40,227
Sirtex Medical Ltd.	769	20,463
Swedish Orphan Biovitrum AB*	6,087	76,665
Takara Bio, Inc.	200	1,675

		1,844,957
Building Products - 0.9%
Aica Kogyo Co., Ltd.	1,500	28,187
Asahi Glass Co., Ltd.	26,000	156,131
Assa Abloy AB, Class B	23,769	500,884
Belimo Holding AG (Registered)(a)	21	47,486
Bunka Shutter Co., Ltd.	35,700	290,165
Central Glass Co., Ltd.	111,000	588,626
Cie de Saint-Gobain	9,769	400,994
Daikin Industries Ltd.(a)	6,400	423,442
Geberit AG (Registered)(a)	869	306,841
GWA Group Ltd.*	7,406	10,530
James Halstead PLC	4,475	28,216
Kingspan Group PLC	2,446	62,819
LIXIL Group Corp.	8,400	174,848
Nibe Industrier AB, Class B	3,573	103,003
Nichias Corp.	69,000	417,767
Nichiha Corp.	15,300	218,256
Nippon Sheet Glass Co., Ltd.*(a)	40,000	29,075
Nitto Boseki Co., Ltd.	9,000	26,688

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Building Products - (continued)
Noritz Corp.	21,300	$325,838
Rockwool International A/S, Class B	82	12,365
Sankyo Tateyama, Inc.	14,800	175,671
Sanwa Holdings Corp.	8,000	55,573
Sekisui Jushi Corp.	18,400	219,466
Takara Standard Co., Ltd.	5,752	40,290
Takasago Thermal Engineering Co., Ltd.	1,200	15,810
Tarkett S.A.	1,548	41,038
TOTO Ltd.	3,000	95,651
Uponor Oyj	1,813	27,739
Wienerberger AG(a)	3,084	47,136

		4,870,535
Capital Markets - 2.0%
3i Group PLC	36,352	227,919
Aberdeen Asset Management PLC	25,980	90,842
Alaris Royalty Corp.	1,680	28,377
Allied Minds PLC*(a)	8,967	35,920
Allied Properties HK Ltd.	792,000	133,308
Anima Holding SpA(b)	3,753	27,411
ARA Asset Management Ltd.	17,936	12,980
Ashmore Group PLC(a)	16,969	52,763
Avanza Bank Holding AB	807	30,351
Azimut Holding SpA	3,015	63,127
Brederode S.A.	950	38,671
Brewin Dolphin Holdings PLC	7,312	28,886
BT Investment Management Ltd.	6,705	50,463
CI Financial Corp.	4,091	89,945
Close Brothers Group PLC	7,060	129,088
COL Capital Ltd.*	1,670,000	95,486
Credit Suisse Group AG (Registered)*(a)	52,787	927,308
Daiwa Securities Group, Inc.	63,000	390,546
Deutsche Bank AG (Registered)	43,623	774,117
EFG International AG*	7,120	62,121
Emperor Capital Group Ltd.*	1,530,000	119,917
Financiere de Tubize S.A.	179	11,989
GAM Holding AG*	2,188	30,429
Gimv N.V.	345	16,575
Gluskin Sheff + Associates, Inc.	1,600	22,319
Guoco Group Ltd.	3,000	30,278
Haitong International Securities Group Ltd.	77,922	38,246
Hargreaves Lansdown PLC	4,964	95,975
HBM Healthcare Investments AG, Class A*	3,570	348,412
Henderson Group PLC	12,382	48,406
ICAP PLC	16,024	109,877
Ichigo, Inc.	9,700	33,010

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
IGM Financial, Inc.	3,577	$91,277
Intermediate Capital Group PLC	12,676	104,649
Investec PLC(a)	22,805	143,597
IOOF Holdings Ltd.	11,826	68,678
IP Group PLC*(a)	24,291	64,124
Jafco Co., Ltd.	300	9,528
Julius Baer Group Ltd.*(a)	4,694	198,132
Jupiter Fund Management PLC	12,914	76,095
kabu.com Securities Co., Ltd.	4,000	11,960
Leonteq AG*	175	21,673
Macquarie Group Ltd.	7,058	357,361
Magellan Financial Group Ltd.	4,385	70,564
Man Group PLC	71,318	164,494
Mason Financial Holdings Ltd.*	4,310,953	152,324
Matsui Securities Co., Ltd.	1,300	11,114
Mediobanca SpA	14,148	112,750
Monex Group, Inc.	4,200	10,512
Nomura Holdings, Inc.	126,200	677,570
Okasan Securities Group, Inc.	4,000	21,939
Partners Group Holding AG	512	184,008
Perpetual Ltd.	216	6,312
Platinum Asset Management Ltd.	10,774	49,232
Rathbone Brothers PLC	1,817	58,250
Ratos AB, Class B	11,263	60,315
ReOrient Group Ltd.*	204,000	175,617
Rothschild & Co.	1,529	35,157
SBI Holdings, Inc.	5,200	51,027
Schroders PLC	2,665	102,975
Schroders PLC (Non-Voting)	1,249	36,196
SVG Capital PLC*	54,198	377,326
Tetragon Financial Group Ltd.	53,099	498,600
Tokai Tokyo Financial Holdings, Inc.	2,200	12,175
Tullett Prebon PLC(a)	132,761	631,630
UBS Group AG (Registered)	71,871	1,180,490
UOB-Kay Hian Holdings Ltd.	37,825	36,674
Value Partners Group Ltd.	21,000	18,780
Vontobel Holding AG (Registered)	339	14,210
VZ Holding AG	178	47,425

		10,139,802
Chemicals - 3.0%
ADEKA Corp.	4,200	56,236
Agrium, Inc.	2,987	259,634
Air Liquide S.A.	7,024	723,702
Air Water, Inc.	6,000	93,966
Akzo Nobel N.V.	6,787	433,803
Arkema S.A.	3,224	200,800
Asahi Kasei Corp.	40,000	255,664
BASF SE	16,576	1,095,893
Borregaard ASA(a)	58,609	295,474

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
C Uyemura & Co., Ltd.	3,200	$126,345
Chr Hansen Holding A/S	3,062	186,601
Chugoku Marine Paints Ltd.	39,000	268,021
Clariant AG (Registered)*(a)	8,078	131,263
Corbion N.V.	1,225	27,160
Covestro AG*(b)	2,254	74,144
Croda International PLC	3,266	132,128
Daicel Corp.	6,000	86,681
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	61,000	250,419
Denka Co., Ltd.	2,000	8,706
DIC Corp.	17,000	42,969
DuluxGroup Ltd.	12,466	57,051
Elementis PLC(a)	5,547	16,941
EMS-Chemie Holding AG (Registered)(a)	114	47,618
Essentra PLC(a)	4,084	42,522
Evonik Industries AG	3,525	108,305
Frutarom Industries Ltd.	1,635	82,460
FUCHS PETROLUB SE	54	1,905
FUCHS PETROLUB SE (Preference)	2,203	89,808
Fujimori Kogyo Co., Ltd.	7,300	172,995
Givaudan S.A. (Registered)*	204	379,669
Hexpol AB	5,994	52,845
Hitachi Chemical Co., Ltd.	1,700	29,278
Incitec Pivot Ltd.	47,389	103,914
Israel Chemicals Ltd.	6,739	26,969
The Israel Corp. Ltd.	37	6,135
Johnson Matthey PLC	3,372	117,905
JSP Corp.	7,400	141,930
JSR Corp.	3,900	55,666
K+S AG (Registered)(a)	6,808	142,986
Kaneka Corp.	8,000	75,265
Kansai Paint Co., Ltd.	6,000	82,419
Kemira Oyj	5,578	62,771
Koninklijke DSM N.V.	1,976	95,190
Kumiai Chemical Industry Co., Ltd.	5,000	54,103
Kuraray Co., Ltd.	10,400	123,702
Kureha Corp.(a)	77,000	268,401
Lanxess AG	2,620	107,148
Lenzing AG	485	32,322
Linde AG	3,470	467,837
Lintec Corp.	1,800	35,981
Methanex Corp.	3,846	102,050
Mitsubishi Chemical Holdings Corp.	51,500	281,737
Mitsubishi Gas Chemical Co., Inc.	11,000	51,790

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Mitsui Chemicals, Inc.	30,000	$128,609
Nihon Nohyaku Co., Ltd.(a)	28,100	169,438
Nihon Parkerizing Co., Ltd.	63,200	589,376
Nippon Kayaku Co., Ltd.	3,000	31,694
Nippon Paint Holdings Co., Ltd.(a)	3,000	56,053
Nippon Shokubai Co., Ltd.	1,200	77,116
Nippon Soda Co., Ltd.	81,198	429,917
The Nippon Synthetic Chemical Industry Co., Ltd.	24,000	165,134
Nissan Chemical Industries Ltd.	3,800	86,349
Nitto Denko Corp.	3,300	185,927
NOF Corp.	8,000	55,970
Novozymes A/S, Class B	4,898	203,111
Nufarm Ltd.	12,612	60,931
Nuplex Industries Ltd.(a)	84,984	228,186
Okamoto Industries, Inc.	3,000	24,260
Orica Ltd.(a)	12,087	121,577
Potash Corp. of Saskatchewan, Inc.(a)	10,889	176,731
Sakata INX Corp.	25,900	242,602
Sanyo Chemical Industries Ltd.	34,000	261,182
Shin-Etsu Chemical Co., Ltd.	7,100	356,627
Showa Denko KK(a)	30,000	32,462
Sika AG(a)	70	249,832
Solvay S.A.(a)	3,563	293,353
Sumitomo Bakelite Co., Ltd.	104,000	390,864
Sumitomo Chemical Co., Ltd.	51,000	254,021
Sumitomo Seika Chemicals Co., Ltd.	25,000	142,692
Symrise AG	2,960	190,442
Syngenta AG (Registered)	1,852	679,419
Synthomer PLC(a)	9,484	39,458
T Hasegawa Co., Ltd.	4,600	59,730
Taiyo Holdings Co., Ltd.	900	29,848
Teijin Ltd.	25,000	90,034
Tessenderlo Chemie N.V.*	786	20,709
Tikkurila Oyj	2,026	34,243
Toagosei Co., Ltd.	6,900	56,652
Tokai Carbon Co., Ltd.	11,000	29,348
Tokuyama Corp.	174,000	339,190
Toray Industries, Inc.(a)	36,000	302,565
Tosoh Corp.	23,000	109,239
Toyo Ink SC Holdings Co., Ltd.	8,000	29,802
Toyobo Co., Ltd.	2,000	2,594
Ube Industries Ltd.	15,000	28,745
Umicore S.A.	1,382	50,537
Victrex PLC	1,130	24,813
Wacker Chemie AG	136	9,868
Yara International ASA	6,603	247,395
Zeon Corp.	5,000	33,205

		15,689,077

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - 1.2%
AA PLC	12,498	$52,192
Aeon Delight Co., Ltd.	2,300	75,042
Aggreko PLC(a)	8,109	98,117
Babcock International Group PLC	13,910	180,542
Berendsen PLC	6,969	107,555
Bilfinger SE(a)	25,604	1,124,400
Brambles Ltd.	30,474	239,916
Caverion Corp.	1,496	14,180
Dai Nippon Printing Co., Ltd.	9,000	82,815
Daiseki Co., Ltd.	2,500	38,306
dorma+kaba Holding AG (Registered), Class B	50	30,742
Downer EDI Ltd.	254,629	560,148
Duskin Co., Ltd.	200	3,525
Edenred(a)	6,100	114,255
Elis S.A.	1,315	22,937
G4S PLC(a)	36,059	116,008
HomeServe PLC(a)	7,320	42,126
Intrum Justitia AB	2,552	84,283
ISS A/S	2,459	86,639
Kokuyo Co., Ltd.	5,600	59,347
Lassila & Tikanoja Oyj	1,345	25,221
Loomis AB, Class B	2,597	77,199
Mineral Resources Ltd.(a)	91,372	239,785
Mitie Group PLC(a)	199,250	798,730
Mitsubishi Pencil Co., Ltd.	900	40,738
Nissha Printing Co., Ltd.	900	16,020
Okamura Corp.	4,600	41,264
Park24 Co., Ltd.(a)	2,200	60,786
PayPoint PLC	4,015	44,993
Pilot Corp.	2,600	96,642
Programmed Maintenance Services Ltd.	138,261	196,576
Progressive Waste Solutions Ltd.	824	23,064
Prosegur Cia de Seguridad S.A.	19,123	85,458
Recall Holdings Ltd.	894	4,136
Regus PLC	21,070	88,378
Relia, Inc.	2,100	18,144
Rentokil Initial PLC	61,770	137,302
Ritchie Bros Auctioneers, Inc.(a)	166	3,772
Sato Holdings Corp.	1,100	22,388
Secom Co., Ltd.	3,400	233,519
Securitas AB, Class B	9,456	138,836
Serco Group PLC*	23,476	28,422
Societe BIC S.A.	1,079	175,422
Sohgo Security Services Co., Ltd.(a)	1,000	48,156

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Tomra Systems ASA	3,486	$33,551
Toppan Forms Co., Ltd.	2,200	26,095
Toppan Printing Co., Ltd.	12,000	103,085
Transcontinental, Inc., Class A	34,553	452,768
Transpacific Industries Group Ltd.	105,891	54,678

		6,448,203
Communications Equipment - 0.4%
Alcatel-Lucent S.A.*	64,491	254,706
Ei Towers SpA	231	13,385
Hitachi Kokusai Electric, Inc.	1,000	11,820
Japan Radio Co., Ltd.	5,000	13,505
Mitel Networks Corp.*	51,337	373,733
Nokia Oyj	78,871	563,260
Sierra Wireless, Inc.*	2,800	41,565
Telefonaktiebolaget LM Ericsson, Class A	1,434	12,308
Telefonaktiebolaget LM Ericsson, Class B	64,873	570,432
VTech Holdings Ltd.	2,500	25,023

		1,879,737
Construction & Engineering - 2.9%
Abengoa S.A., Class B	200,530	40,359
ACS Actividades de Construccion y Servicios S.A.	6,596	166,368
ACS Actividades de Construccion y Servicios S.A.^	117	2,951
Aecon Group, Inc.(a)	30,439	313,853
AF Gruppen ASA	1,188	17,083
Arcadis N.V.	38,467	514,047
Astaldi SpA(a)	25,908	129,852
Badger Daylighting Ltd.	2,361	40,450
Balfour Beatty PLC*(a)	27,415	97,493
Boskalis Westminster	1,345	52,829
Bouygues S.A.	3,928	153,287
Carillion PLC(a)	240,576	939,481
Chiyoda Corp.(a)	4,000	28,811
Chudenko Corp.	2,300	48,977
Cie d’Entreprises CFE	666	68,000
CIMIC Group Ltd.	1,935	32,945
COMSYS Holdings Corp.(a)	2,000	28,745
Eiffage S.A.	2,009	137,604
Elecnor S.A.	24,125	172,811
Electra Ltd.	552	69,076
Eltel AB*(a)(b)	23,256	231,883
Ferrovial S.A.	9,886	215,387
FLSmidth & Co. A/S	1,337	46,564
Fomento de Construcciones y Contratas S.A.*(a)	3,030	22,698
Galliford Try PLC	43,405	914,314
Hazama Ando Corp.	102,700	492,865

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
HOCHTIEF AG	1,181	$108,046
Hsin Chong Construction Group Ltd.	902,000	81,127
Implenia AG(a)	8,364	409,364
Interserve PLC(a)	80,182	530,475
JGC Corp.	5,928	92,300
Kajima Corp.	18,000	100,508
Kandenko Co., Ltd.	7,000	42,324
Keller Group PLC	40,722	473,377
Kier Group PLC(a)	50,964	963,658
Kinden Corp.	2,000	24,466
Koninklijke BAM Groep N.V.*	7,203	38,573
Kumagai Gumi Co., Ltd.	6,000	17,495
Kyowa Exeo Corp.	3,900	39,462
Kyudenko Corp.(a)	26,000	511,560
Maeda Corp.	8,000	48,833
Maeda Road Construction Co., Ltd.	2,000	30,876
Mirait Holdings Corp.	35,800	275,601
NCC AB, Class A	1,880	63,361
NCC AB, Class B	590	19,947
Nippo Corp.	2,000	29,389
Nippon Densetsu Kogyo Co., Ltd.	2,600	49,846
Nishimatsu Construction Co., Ltd.	166,000	595,085
Obayashi Corp.	16,000	142,469
Obrascon Huarte Lain S.A.(a)	71,605	379,266
OCI N.V.*	104	1,877
Okumura Corp.	14,000	72,738
Outotec Oyj(a)	84,244	328,162
Penta-Ocean Construction Co., Ltd.	14,500	57,370
Porr Ag	6,630	177,198
Sacyr S.A.(a)	193,749	323,484
Salini Impregilo SpA	101,474	392,864
Sanki Engineering Co., Ltd.	7,100	56,887
Shikun & Binui Ltd.	123,981	191,191
Shimizu Corp.	16,000	122,513
SHO-BOND Holdings Co., Ltd.	600	20,320
Skanska AB, Class B	7,958	152,850
SNC-Lavalin Group, Inc.	833	23,707
Sumitomo Mitsui Construction Co., Ltd.	444,900	360,139
Sweco AB, Class B	2,085	30,637
Taikisha Ltd.	2,400	50,730
Taisei Corp.	26,000	159,997
Toa Corp.	102,000	261,182
Toda Corp.	9,000	42,671
Toenec Corp.	1,000	6,319
Tokyu Construction Co., Ltd.	6,200	41,123

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Toshiba Plant Systems & Services Corp.	19,100	$220,400
Totetsu Kogyo Co., Ltd.	1,200	28,745
Toyo Engineering Corp.	97,000	237,162
United Engineers Ltd.	323,100	404,074
Veidekke ASA	7,088	88,116
Vinci S.A.	10,374	700,676
WSP Global, Inc.	2,172	62,139
YIT Oyj(a)	66,675	353,658
Yokogawa Bridge Holdings Corp.	21,400	190,552
Yurtec Corp.	7,000	52,848

		15,258,470
Construction Materials - 0.5%
Adelaide Brighton Ltd.	8,560	28,640
Boral Ltd.	31,597	125,161
Brickworks Ltd.	2,458	26,428
Buzzi Unicem SpA	811	12,207
Buzzi Unicem SpA (Retirement Savings Plan)	5,135	47,951
Cementir Holding SpA	31,707	169,004
CRH PLC	18,005	473,030
CSR Ltd.	302,664	545,928
Fletcher Building Ltd.	18,332	81,721
HeidelbergCement AG	4,233	309,584
Imerys S.A.	632	39,000
Italcementi SpA	5,732	64,132
James Hardie Industries PLC (CDI)	8,235	93,142
LafargeHolcim Ltd. (Registered)*(a)	7,468	312,816
RHI AG(a)	15,761	294,952
Sumitomo Osaka Cement Co., Ltd.	3,000	12,117
Taiheiyo Cement Corp.	37,000	105,439
Titan Cement Co. S.A.	1,053	20,167
Vicat S.A.	290	15,638

		2,777,057
Consumer Finance - 0.5%
Acom Co., Ltd.*(a)	3,300	14,719
AEON Financial Service Co., Ltd.(a)	1,700	38,419
Aiful Corp.*	10,300	31,734
Cembra Money Bank AG*	14,709	882,841
Credit Saison Co., Ltd.	5,500	101,355
FlexiGroup Ltd.	151,174	300,482
Hitachi Capital Corp.	600	14,546
Hong Leong Finance Ltd.	131,700	198,943
International Personal Finance PLC	133,172	454,882
J Trust Co., Ltd.	6,600	46,175

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Consumer Finance - (continued)
Jaccs Co., Ltd.	78,000	$259,646
Orient Corp.*	8,000	14,868
Provident Financial PLC(a)	3,981	165,910
Sun Hung Kai & Co., Ltd.	403,996	235,665

		2,760,185
Containers & Packaging - 0.5%
Amcor Ltd.	24,583	231,271
BillerudKorsnas AB	6,952	110,341
CCL Industries, Inc., Class B	724	101,609
DS Smith PLC	37,490	194,478
FP Corp.	600	21,683
Huajun Holdings Ltd.	784,000	91,668
Huhtamaki Oyj	3,373	118,580
Intertape Polymer Group, Inc.	28,228	324,955
Pact Group Holdings Ltd.	11,241	39,598
Rengo Co., Ltd.(a)	140,000	595,548
Rexam PLC	19,901	169,377
RPC Group PLC	11,787	125,399
Smurfit Kappa Group PLC	9,259	200,374
Toyo Seikan Group Holdings Ltd.(a)	5,500	97,766
Winpak Ltd.	1,210	38,512

		2,461,159
Distributors - 0.2%
Canon Marketing Japan, Inc.	3,700	65,953
D’ieteren S.A./N.V.(a)	13,092	426,403
Doshisha Co., Ltd.	1,800	35,475
Inchcape PLC	16,016	163,007
Jardine Cycle & Carriage Ltd.(a)	7,322	191,834
PALTAC CORPORATION	16,100	274,750
Uni-Select, Inc.	1,488	64,077

		1,221,499
Diversified Consumer Services - 0.2%
Benesse Holdings, Inc.(a)	1,300	35,919
The Cross-Harbour Holdings Ltd.	102,000	124,635
Dignity PLC	2,306	76,641
EnerCare, Inc.	1,424	16,109
G8 Education Ltd.(a)	205,279	522,735
InvoCare Ltd.	1,960	16,457
Navitas Ltd.	20,498	67,276
Nirvana Asia Ltd.(b)	113,000	31,797
Slater & Gordon Ltd.(a)	193,496	82,122

		973,691
Diversified Financial Services - 1.2%
Ackermans & van Haaren N.V.	607	78,455
Banca IFIS SpA	1,617	50,391
Banca Mediolanum SpA	2,092	13,944
Banque Nationale de Belgique	130	432,550

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Bolsas y Mercados Espanoles SHMSF S.A.	941	$28,103
Century Tokyo Leasing Corp.	600	21,806
Challenger Ltd.	24,832	139,465
China Innovative Finance Group Ltd.*	288,000	28,863
Corp. Financiera Alba S.A.	1,679	66,203
Deutsche Boerse AG	3,827	325,524
Element Financial Corp.	11,533	121,046
Eurazeo S.A.	832	50,739
Euronext N.V.(b)	882	42,660
EXOR SpA	2,809	90,972
FFP	982	63,499
Fimalac	68	5,666
First Pacific Co., Ltd.	34,000	23,372
Fuyo General Lease Co., Ltd.	700	34,056
Goldin Financial Holdings Ltd.*	60,000	64,064
GRENKELEASING AG	331	63,430
Groupe Bruxelles Lambert S.A.	894	67,589
HAL Trust	1,684	297,743
Heartland Bank Ltd.	233,208	187,098
Hong Kong Exchanges and Clearing Ltd.	28,589	625,569
IBJ Leasing Co., Ltd.	22,638	428,582
IG Group Holdings PLC	10,886	113,188
Industrivarden AB, Class A	6,897	118,959
Industrivarden AB, Class C	7,108	112,154
Investment AB Kinnevik, Class B	2,207	56,623
Investment AB Latour, Class B(a)	1,793	58,673
Investor AB, Class A(a)	1,980	64,815
Investor AB, Class B	10,322	343,908
Japan Exchange Group, Inc.	13,200	183,829
Japan Securities Finance Co., Ltd.	5,400	24,443
KBC Ancora	1,377	51,263
L E Lundbergforetagen AB, Class B	678	34,616
London Stock Exchange Group PLC	5,494	192,805
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,000	53,698
Onex Corp.	2,262	134,587
ORIX Corp.	42,500	592,048
Pacific Century Regional Developments Ltd.*	49,000	12,910
Pargesa Holding S.A.	2,673	154,826
Ricoh Leasing Co., Ltd.	6,700	207,256
Singapore Exchange Ltd.	11,200	55,713
SNS REAAL N.V.*^	2,857	—

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Sofina S.A.	46	$4,841
TMX Group Ltd.(a)	425	12,280
Wendel S.A.	404	40,353
Wuestenrot & Wuerttembergische AG	11,017	234,723
Zenkoku Hosho Co., Ltd.	1,600	49,560

		6,259,460
Diversified Telecommunication Services - 2.1%
B Communications Ltd.	1,000	25,167
BCE, Inc.	4,387	175,916
Bezeq The Israeli Telecommunication Corp. Ltd.	43,777	93,859
BT Group PLC	178,758	1,229,426
Cable & Wireless Communications PLC	83,937	81,917
Cellnex Telecom SAU(b)	2,254	38,669
Chorus Ltd.*	214,433	520,268
Com Hem Holding AB	5,606	47,235
Deutsche Telekom AG (Registered)	67,848	1,175,740
Elisa Oyj	4,521	162,951
Hellenic Telecommunications Organization S.A.	7,160	61,825
HKBN Ltd.	49,000	62,329
HKT Trust & HKT Ltd.	87,400	114,769
Hutchison Telecommunications Hong Kong Holdings Ltd.(a)	178,000	55,805
Iliad S.A.	573	143,254
Inmarsat PLC	12,700	198,164
Koninklijke KPN N.V.	77,686	299,170
M2 Group Ltd.	1,615	14,371
Manitoba Telecom Services, Inc.	700	15,012
Nippon Telegraph & Telephone Corp.	23,400	971,835
Orange S.A.	83,287	1,471,671
PCCW Ltd.	58,035	34,599
Proximus SADP	3,266	112,204
Singapore Telecommunications Ltd.	143,800	354,625
Spark New Zealand Ltd.	32,757	71,211
Swisscom AG (Registered)(a)	513	254,084
TalkTalk Telecom Group PLC(a)	5,820	18,179
TDC A/S	22,394	95,494
Telecom Italia SpA*	193,393	213,865
Telecom Italia SpA (Retirement Savings Plan)	167,739	150,011
Telefonica Deutschland Holding AG	15,896	78,485
Telefonica S.A.	78,936	826,624
Telenor ASA	10,968	176,943
TeliaSonera AB	100,501	472,680

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Telstra Corp. Ltd.	73,238	$291,662
TELUS Corp.	1,641	45,443
TPG Telecom Ltd.	7,176	51,013
Vivendi S.A.(a)	21,451	464,917

		10,671,392
Electric Utilities - 1.3%
Acciona S.A.	1,068	81,483
Alpiq Holding AG (Registered)*	506	51,901
AusNet Services	32,218	33,386
BKW AG	6,348	231,394
Cheung Kong Infrastructure Holdings Ltd.	18,000	168,370
Chubu Electric Power Co., Inc.	23,700	300,202
The Chugoku Electric Power Co., Inc.	10,406	137,096
CLP Holdings Ltd.	27,000	225,843
Contact Energy Ltd.	4,950	14,732
EDP - Energias de Portugal S.A.	85,783	298,607
Electricite de France S.A.	6,615	86,179
Elia System Operator S.A./N.V.	468	22,535
Emera, Inc.	2,000	63,485
Endesa S.A.	5,834	112,145
Enel SpA	222,782	908,319
Energiedienst Holding AG (Registered)*	3,773	92,056
Fortis, Inc.	6,795	196,571
Fortum Oyj(a)	4,204	65,732
HK Electric Investments & HK Electric Investments Ltd.(b)	61,500	48,044
Hokkaido Electric Power Co., Inc.*	5,800	53,274
Hokuriku Electric Power Co.	2,700	37,713
Iberdrola S.A.	124,018	865,281
Iberdrola S.A.*^	2,480	17,303
Infratil Ltd.	24,925	49,992
The Kansai Electric Power Co., Inc.*	26,400	282,503
Kyushu Electric Power Co., Inc.*	14,900	158,397
Mighty River Power Ltd.	31,509	54,024
The Okinawa Electric Power Co., Inc.	13,450	324,515
Power Assets Holdings Ltd.	42,000	381,531
Public Power Corp. S.A.	1,519	5,720
Red Electrica Corp. S.A.	2,552	205,420
Romande Energie Holding S.A. (Registered)	107	97,273
Shikoku Electric Power Co., Inc.(a)	5,000	71,532
Spark Infrastructure Group	9,768	13,646
SSE PLC	34,785	715,467

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Terna Rete Elettrica Nazionale SpA	28,663	$153,027
Tohoku Electric Power Co., Inc.(a)	14,800	183,128
Tokyo Electric Power Co., Inc.*	33,715	167,092
TrustPower Ltd.	2,903	14,181
Verbund AG(a)	973	11,744

		7,000,843
Electrical Equipment - 1.0%
ABB Ltd. (Registered)*	31,954	547,926
Areva S.A.*	5,877	29,761
Daihen Corp.	67,000	346,996
Enerchina Holdings Ltd.*	1,961,823	86,964
Fuji Electric Co., Ltd.	24,000	81,873
Fujikura Ltd.	4,000	19,229
Furukawa Electric Co., Ltd.	14,000	28,448
Futaba Corp.	3,400	42,407
Gamesa Corp. Tecnologica S.A.	6,710	124,228
GS Yuasa Corp.	21,000	72,160
Johnson Electric Holdings Ltd.	10,500	30,962
Legrand S.A.	5,683	311,892
Mabuchi Motor Co., Ltd.	2,000	105,398
Mitsubishi Electric Corp.	75,000	681,142
Nidec Corp.(a)	5,555	371,756
Nissin Electric Co., Ltd.	25,900	229,766
Nitto Kogyo Corp.	17,400	283,137
OSRAM Licht AG	1,816	80,663
Prysmian SpA	4,794	97,885
Saft Groupe S.A.	15,249	397,654
Sanyo Denki Co., Ltd.	27,786	142,069
Schneider Electric SE	9,622	511,308
Somfy S.A.	231	78,723
TKH Group N.V. (CVA)	1,421	52,647
Ushio, Inc.	400	5,115
Vestas Wind Systems A/S	5,370	348,742

		5,108,851
Electronic Equipment, Instruments & Components - 1.3%
Ai Holdings Corp.	2,900	69,826
Alps Electric Co., Ltd.	5,900	113,940
Amano Corp.	2,600	33,739
Avigilon Corp.*	1,976	18,394
Axis Communications AB	902	35,975
Azbil Corp.	300	6,864
Barco N.V.	1,067	66,929
Canon Electronics, Inc.	9,500	136,303
Celestica, Inc.*	67,848	612,307
Citizen Holdings Co., Ltd.	8,700	52,244
CONEXIO Corp.	5,000	44,026
Dexerials Corp.*	25,500	249,176
Electrocomponents PLC(a)	14,406	42,729

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Elematec Corp.	6,000	$118,250
Enplas Corp.	7,500	259,571
Evertz Technologies Ltd.	300	3,773
FIH Mobile Ltd.(a)	23,000	8,186
Fingerprint Cards AB, Class B*(a)	1,176	63,086
Halma PLC	13,789	163,617
Hamamatsu Photonics KK	3,400	83,157
Hexagon AB, Class B	5,992	198,453
Hirose Electric Co., Ltd.	945	105,377
Hitachi High-Technologies Corp.	1,000	27,878
Hitachi Ltd.	155,000	750,770
Horiba Ltd.	300	10,519
Ibiden Co., Ltd.	5,100	70,730
Ingenico Group S.A.	1,433	168,703
Iriso Electronics Co., Ltd.	600	28,398
Japan Aviation Electronics Industry Ltd.	2,044	20,210
Japan Display, Inc.*(a)	12,700	28,848
Keyence Corp.	900	415,711
Kyocera Corp.	8,800	360,679
Laird PLC	11,144	56,118
Macnica Fuji Electronics Holdings, Inc.*	20,400	247,870
Mitsumi Electric Co., Ltd.	4,900	22,949
Murata Manufacturing Co., Ltd.	4,200	475,108
Nichicon Corp.	5,100	34,459
Nippon Electric Glass Co., Ltd.	6,000	30,579
Nippon Signal Company Ltd.	35,100	331,676
Nohmi Bosai Ltd.	2,000	22,930
Oki Electric Industry Co., Ltd.	28,000	30,760
Omron Corp.	5,400	137,604
Renishaw PLC	1,617	41,562
Ryosan Co., Ltd.	1,400	37,410
Shimadzu Corp.	7,000	106,216
Siix Corp.	1,014	28,896
Spectris PLC	446	10,009
Taiyo Yuden Co., Ltd.	2,500	28,353
TDK Corp.(a)	3,100	166,696
Topcon Corp.	1,400	19,439
Truly International Holdings Ltd.	628,000	141,208
Venture Corp. Ltd.	16,000	87,684
VST Holdings Ltd.	291,028	52,351
Yaskawa Electric Corp.(a)	5,500	59,877
Yokogawa Electric Corp.	8,000	87,953

		6,626,075

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - 0.8%
Amec Forster Wheeler PLC	9,395	$54,920
Bourbon S.A.(a)	18,501	240,228
Canadian Energy Services & Technology Corp.	13,327	37,029
Enerflex Ltd.	46,609	425,600
Ensign Energy Services, Inc.	5,392	25,403
Ezion Holdings Ltd.(a)	747,180	270,356
Hunting PLC(a)	82,010	356,264
John Wood Group PLC	11,141	101,616
Modec, Inc.	10,200	119,554
Mullen Group Ltd.	7,844	83,721
Ocean Yield ASA(a)	20,553	141,296
Pason Systems, Inc.	3,018	38,453
Petrofac Ltd.	6,676	74,954
Petroleum Geo-Services ASA(a)	125,636	378,593
Precision Drilling Corp.(a)	167,173	566,648
Prosafe SE	119,891	193,004
Saipem SpA*(a)	7,335	4,528
SBM Offshore N.V.*	7,324	96,090
Schoeller-Bleckmann Oilfield Equipment AG	202	10,492
Seadrill Ltd.*	10,883	22,528
Secure Energy Services, Inc.	4,100	21,822
ShawCor Ltd.	2,274	48,881
Subsea 7 S.A.*(a)	11,753	69,352
Technip S.A.	3,512	162,799
Tecnicas Reunidas S.A.(a)	1,516	50,048
Tenaris S.A.	2,255	23,131
TGS Nopec Geophysical Co. ASA(a)	2,456	35,232
Transocean Ltd.	9,100	94,822
Vallourec S.A.^(a)	72,447	317,485
WorleyParsons Ltd.(a)	133,590	320,338

		4,385,187
Food & Staples Retailing - 1.7%
Aeon Co., Ltd.(a)	16,713	220,466
Ain Holdings, Inc.(a)	1,400	62,677
Alimentation Couche-Tard, Inc., Class B	10,253	444,291
Arcs Co., Ltd.	2,918	58,305
Axfood AB	352	6,137
Booker Group PLC	21,140	49,779
Carrefour S.A.	10,337	293,386
Casino Guichard Perrachon S.A.(a)	1,519	68,572
Cocokara fine, Inc.	700	28,592
Colruyt S.A.	509	27,092
Cosmos Pharmaceutical Corp.	100	14,942
Create SD Holdings Co., Ltd.	2,000	42,572
Dairy Farm International Holdings Ltd.	4,500	27,765
Delhaize Group	3,132	326,833

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Distribuidora Internacional de Alimentacion S.A.(a)	26,422	$141,434
Empire Co., Ltd., Class A	6,989	131,511
FamilyMart Co., Ltd.(a)	1,800	83,261
George Weston Ltd.	2,196	168,549
Greggs PLC	5,424	80,171
Heiwado Co., Ltd.	1,200	24,185
ICA Gruppen AB	1,371	48,397
Inageya Co., Ltd.	6,098	63,516
J Sainsbury PLC(a)	43,764	152,156
The Jean Coutu Group PJC, Inc., Class A	254	3,554
Jeronimo Martins SGPS S.A.	4,674	64,938
Kato Sangyo Co., Ltd.	16,100	393,374
Kesko Oyj, Class A	1,178	44,422
Kesko Oyj, Class B	802	32,031
Koninklijke Ahold N.V.	18,158	409,167
Kusuri No Aoki Co., Ltd.	1,600	68,063
Lawson, Inc.(a)	1,100	85,772
Life Corp.	1,900	41,369
Loblaw Cos. Ltd.	5,570	260,402
MARR SpA	2,713	51,813
Matsumotokiyoshi Holdings Co., Ltd.	500	23,045
Metcash Ltd.*(a)	501,390	620,652
METRO AG	2,961	83,159
Metro, Inc.	5,871	172,761
Nihon Chouzai Co., Ltd.	5,100	199,257
The North West Co., Inc.	895	19,417
Rallye S.A.(a)	14,105	215,199
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	375	16,211
Seven & i Holdings Co., Ltd.	15,600	684,485
Shufersal Ltd.*	3,578	11,261
Sligro Food Group N.V.	1,953	71,438
Sonae SGPS S.A.	18,183	20,324
Sugi Holdings Co., Ltd.	1,300	66,468
Sundrug Co., Ltd.	1,100	71,689
Tesco PLC*(a)	109,356	268,981
Tsuruha Holdings, Inc.	1,200	98,228
UNY Group Holdings Co., Ltd.	3,900	24,676
Valor Holdings Co., Ltd.	27,800	594,968
Welcia Holdings Co., Ltd.	900	47,949
Wesfarmers Ltd.	15,720	468,911
Wm Morrison Supermarkets PLC(a)	99,198	245,543
Woolworths Ltd.(a)	26,274	451,242
Yaoko Co., Ltd.	1,800	74,266

		8,569,624

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - 2.6%
AAK AB	442	$28,685
Ajinomoto Co., Inc.	14,000	328,014
Ariake Japan Co., Ltd.	800	44,274
Aryzta AG*(a)	3,366	153,411
Associated British Foods PLC(a)	8,835	394,772
Austevoll Seafood ASA	9,074	57,702
Australian Agricultural Co., Ltd.*	12,274	11,591
Bakkafrost P/F	1,950	64,370
Barry Callebaut AG (Registered)*(a)	38	43,353
Bell AG (Registered)	96	337,286
Bumitama Agri Ltd.(a)	184,300	88,052
C.P. Pokphand Co., Ltd.	317,384	26,507
Calbee, Inc.	3,200	130,707
Chocoladefabriken Lindt & Spruengli AG	18	105,138
Chocoladefabriken Lindt & Spruengli AG (Registered)(a)	4	275,587
Cloetta AB, Class B*	21,532	69,053
Cranswick PLC	1,078	31,944
Dairy Crest Group PLC(a)	8,688	80,352
Danone S.A.	11,733	805,542
Dydo Drinco, Inc.	100	4,493
Ebro Foods S.A.	88	1,717
Emmi AG (Registered)*	41	18,886
Ezaki Glico Co., Ltd.	800	43,216
First Resources Ltd.	18,000	22,068
Fuji Oil Holdings, Inc.	34,000	549,325
Fujicco Co., Ltd.	2,000	36,840
Glanbia PLC	2,208	41,822
Golden Agri-Resources Ltd.	333,000	86,566
Greencore Group PLC	19,256	106,199
Hokuto Corp.	3,200	60,741
House Foods Group, Inc.	2,400	47,122
Indofood Agri Resources Ltd.	77,000	23,263
J-Oil Mills, Inc.	49,000	140,040
Kagome Co., Ltd.	500	8,557
Kameda Seika Co., Ltd.	200	8,235
Kerry Group PLC, Class A	2,877	234,413
Kewpie Corp.	1,000	21,583
Kikkoman Corp.	4,000	130,839
KWS Saat SE	116	32,183
Leroy Seafood Group ASA	1,715	65,239
Maple Leaf Foods, Inc.(a)	300	4,865
Marine Harvest ASA*	11,815	159,471
Maruha Nichiro Corp.	24,800	466,645
Megmilk Snow Brand Co., Ltd.	214	5,515
MEIJI Holdings Co., Ltd.	2,800	231,049
Mitsui Sugar Co., Ltd.	42,000	190,460
Morinaga & Co., Ltd.	3,000	16,281
Morinaga Milk Industry Co., Ltd.	6,000	27,060

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Nestle S.A. (Registered)	63,631	$4,669,937
NH Foods Ltd.	4,000	76,686
Nichirei Corp.	7,000	51,287
Nippon Flour Mills Co., Ltd.	9,000	64,825
Nippon Suisan Kaisha Ltd.	149,000	769,215
The Nisshin Oillio Group Ltd.	7,000	28,968
Nisshin Seifun Group, Inc.	7,090	112,969
Nissin Foods Holdings Co., Ltd.	1,500	75,579
Origin Enterprises PLC	5,998	43,854
Orkla ASA	13,872	111,419
Osem Investments Ltd.	1,461	24,340
Petra Foods Ltd.	5,000	8,080
Prima Meat Packers Ltd.	78,000	206,815
Raisio Oyj, Class V	10,844	48,226
Riken Vitamin Co., Ltd.	800	25,606
S Foods, Inc.(a)	9,600	193,404
Sakata Seed Corp.	2,800	67,534
Salmar ASA	2,788	54,465
Saputo, Inc.	4,018	98,219
Schouw & Co.	1,096	64,439
Showa Sangyo Co., Ltd.	13,000	50,576
Suedzucker AG	1,589	23,917
Super Group Ltd.	12,000	6,365
Tate & Lyle PLC	9,708	86,136
Toyo Suisan Kaisha Ltd.	2,800	95,635
Vilmorin & Cie S.A.	38	2,684
Viscofan S.A.	113	6,747
WH Group Ltd.*(b)	315,500	179,177
Wilmar International Ltd.(a)	107,400	215,057
Yakult Honsha Co., Ltd.(a)	2,700	122,215
Yamazaki Baking Co., Ltd.(a)	3,000	64,403

		13,509,812
Gas Utilities - 0.5%
APA Group	30,628	183,717
Enagas S.A.	4,743	137,029
Gas Natural SDG S.A.	16,323	318,186
Hong Kong & China Gas Co., Ltd.(a)	135,696	237,468
Osaka Gas Co., Ltd.	66,000	247,176
Rubis S.C.A.	616	45,912
Saibu Gas Co., Ltd.	33,000	72,234
Shizuoka Gas Co., Ltd.	32,800	212,679
Snam SpA	38,925	217,544
Superior Plus Corp.(a)	78,398	581,056
Toho Gas Co., Ltd.	8,000	51,873
Tokyo Gas Co., Ltd.	69,000	313,240

		2,618,114
Health Care Equipment & Supplies - 0.8%
Ansell Ltd.	1,947	27,599
Asahi Intecc Co., Ltd.	2,800	126,973
BioMerieux	509	63,889

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Biosensors International Group Ltd.*	95,300	$51,557
Carl Zeiss Meditec AG	2,388	70,348
Cochlear Ltd.	785	52,068
Coloplast A/S, Class B	2,523	205,773
DiaSorin SpA	869	45,605
Draegerwerk AG & Co. KGaA	1,473	89,942
Draegerwerk AG & Co. KGaA (Preference)	5,131	341,059
Elekta AB, Class B	5,796	43,090
Essilor International S.A.	4,100	507,303
Fisher & Paykel Healthcare Corp. Ltd.	7,536	42,176
Fukuda Denshi Co., Ltd.	5,963	295,527
Getinge AB, Class B(a)	4,476	98,185
GN Store Nord A/S(a)	2,532	47,175
Hogy Medical Co., Ltd.	700	34,345
Hoya Corp.	7,500	284,971
Mani, Inc.	2,400	37,884
Nagaileben Co., Ltd.	500	7,913
Nakanishi, Inc.	1,700	65,998
Nihon Kohden Corp.	1,200	26,544
Nikkiso Co., Ltd.	3,000	19,626
Nipro Corp.	3,800	37,226
Olympus Corp.*	6,200	237,624
Paramount Bed Holdings Co., Ltd.	800	27,291
Sartorius AG (Preference)	498	127,575
Sartorius Stedim Biotech	198	72,051
Smith & Nephew PLC	20,760	342,186
Sonova Holding AG (Registered)	1,380	165,118
Straumann Holding AG (Registered)	189	57,181
Sysmex Corp.	3,900	246,116
Terumo Corp.	6,600	206,071
William Demant Holding A/S*	324	28,422

		4,132,411
Health Care Providers & Services - 0.6%
Al Noor Hospitals Group PLC	2,464	40,544
Alfresa Holdings Corp.	4,100	75,115
Amplifon SpA	3,837	32,011
BML, Inc.	200	6,055
Chartwell Retirement Residences	2,222	20,132
EBOS Group Ltd.	4,625	40,277
Fresenius Medical Care AG & Co. KGaA	4,880	431,251
Fresenius SE & Co. KGaA	8,829	582,185
Healthscope Ltd.	49,343	77,135
Japara Healthcare Ltd.	25,050	50,677
Korian S.A.	1,254	42,321
Lifco AB, Class B	896	19,864

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Medipal Holdings Corp.	5,700	$91,104
Message Co., Ltd.	700	20,121
Metlifecare Ltd.	2,748	7,859
Miraca Holdings, Inc.	1,200	48,767
Nichii Gakkan Co.	3,600	25,484
Orpea	1,116	88,116
Primary Health Care Ltd.(a)	287,736	500,684
Raffles Medical Group Ltd.	7,187	20,501
Ramsay Health Care Ltd.(a)	3,572	153,065
RHOEN-KLINIKUM AG	917	26,493
Ryman Healthcare Ltd.	3,931	20,449
Ship Healthcare Holdings, Inc.	3,300	77,604
Sonic Healthcare Ltd.	7,450	96,964
Spire Healthcare Group PLC(b)	4,710	21,593
Summerset Group Holdings Ltd.	11,084	28,470
Suzuken Co., Ltd.	1,980	67,464
Toho Holdings Co., Ltd.(a)	4,200	96,201
Town Health International Medical Group Ltd.	286,000	52,916
UDG Healthcare PLC	6,494	48,269

		2,909,691
Health Care Technology - 0.0%†
M3, Inc.	2,800	63,093

Hotels, Restaurants & Leisure - 1.7%
Accor S.A.	4,273	161,826
Accordia Golf Co., Ltd.	32,800	300,189
Ainsworth Game Technology Ltd.	3,266	5,129
Amaya, Inc.*(a)	3,644	38,816
Ardent Leisure Group (REIT)	21,789	31,596
Aristocrat Leisure Ltd.	7,483	54,254
Atom Corp.	4,200	23,660
Autogrill SpA*	6,590	55,655
Betfair Group PLC	1,410	87,704
Bwin Party Digital Entertainment PLC^	14,855	26,129
Cafe de Coral Holdings Ltd.	6,000	16,382
Carnival PLC	5,254	259,357
Colowide Co., Ltd.	3,500	48,396
Compass Group PLC	34,456	587,976
Crown Resorts Ltd.	10,577	91,800
Domino’s Pizza Enterprises Ltd.	2,058	87,067
Domino’s Pizza Group PLC	5,007	69,923
Doutor Nichires Holdings Co., Ltd.	2,700	40,791
Enterprise Inns PLC*	294,640	384,511
Euro Disney S.C.A. (Registered)*	117,540	166,611
Evolution Gaming Group AB*(b)	705	24,912
Flight Centre Travel Group Ltd.	659	18,217

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Fuji Kyuko Co., Ltd.	5,000	$50,923
Fujita Kanko, Inc.	2,000	9,169
Galaxy Entertainment Group Ltd.	62,000	191,986
Genting Singapore PLC(a)	144,000	71,327
GL Ltd.	13,000	7,855
Great Canadian Gaming Corp.*	4,004	50,788
Greene King PLC	13,810	172,485
HIS Co., Ltd.(a)	800	23,392
The Hongkong & Shanghai Hotels Ltd.	26,157	26,215
Ichibanya Co., Ltd.	500	24,739
Imperial Hotel Ltd.	100	1,939
InterContinental Hotels Group PLC	5,522	179,923
The Intertain Group Ltd.*(a)	36,364	219,127
J D Wetherspoon PLC	286	2,747
Kingston Financial Group Ltd.*	142,000	43,241
Kuoni Reisen Holding AG (Registered)*(a)	2,091	648,942
Kyoritsu Maintenance Co., Ltd.	900	66,683
Ladbrokes PLC	44,660	80,581
Macau Legend Development Ltd.*	60,000	7,709
Mandarin Oriental International Ltd.	30,000	40,500
Marston’s PLC(a)	306,625	685,912
McDonald’s Holdings Co. Japan Ltd.	800	15,740
Melco International Development Ltd.(a)	21,000	25,256
Merlin Entertainments PLC(b)	18,381	107,866
MGM China Holdings Ltd.	35,600	42,494
Millennium & Copthorne Hotels PLC(a)	4,198	24,748
Mitchells & Butlers PLC	6,290	25,866
MOS Food Services, Inc.	2,100	57,849
NagaCorp Ltd.	730,000	441,779
Ohsho Food Service Corp.	1,504	51,804
OPAP S.A.	8,569	62,865
Oriental Land Co., Ltd.	5,200	327,424
OUE Ltd.	21,000	24,345
Paddy Power PLC	645	95,999
Plenus Co., Ltd.	11,200	171,333
Rank Group PLC	1,756	6,962
Regal Hotels International Holdings Ltd.	248,000	124,592
Resorttrust, Inc.	600	14,893
Restaurant Brands International, Inc.	3,658	122,977

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Restaurant Brands International, Inc.	3,458	$116,254
The Restaurant Group PLC	7,514	56,810
Rezidor Hotel Group AB	3,130	10,695
Royal Holdings Co., Ltd.(a)	1,600	29,260
Saizeriya Co., Ltd.	1,300	27,038
Sands China Ltd.(a)	46,000	158,400
Shangri-La Asia Ltd.	32,000	29,604
SJM Holdings Ltd.(a)	64,672	42,296
SKYCITY Entertainment Group Ltd.	17,627	53,260
Sodexo S.A.*	1,437	140,190
SSP Group PLC(a)	18,173	73,881
St. Marc Holdings Co., Ltd.	1,400	37,236
The Star Entertainment Grp Ltd.	18,462	70,258
Tabcorp Holdings Ltd.	17,988	58,530
Tatts Group Ltd.	39,516	115,999
Thomas Cook Group PLC*	37,027	56,094
Tokyo Dome Corp.	13,000	61,529
Tokyotokeiba Co., Ltd.	9,000	19,626
Toridoll.corp	1,600	28,758
TUI AG	17,821	299,565
Unibet Group PLC (SDR)	784	8,841
Whitbread PLC	3,535	200,576
William Hill PLC	22,826	125,953
Wynn Macau Ltd.(a)	44,400	47,636
Yoshinoya Holdings Co., Ltd.	4,900	59,092
Zensho Holdings Co., Ltd.	3,600	43,355

		8,902,612
Household Durables - 1.6%
Alpine Electronics, Inc.	24,000	268,021
Barratt Developments PLC	30,762	261,597
Bellway PLC	5,127	202,034
Berkeley Group Holdings PLC	4,298	215,519
Bovis Homes Group PLC	72,102	957,821
Breville Group Ltd.	3,137	13,491
Casio Computer Co., Ltd.(a)	4,500	85,789
Chofu Seisakusho Co., Ltd.	200	4,061
Clarion Co., Ltd.	13,000	44,455
Crest Nicholson Holdings PLC	133,275	1,077,588
De’ Longhi SpA	2,341	55,601
DFS Furniture PLC(a)	61,620	275,335
Dorel Industries, Inc., Class B	15,201	297,593
Electrolux AB	6,122	132,793
Fiskars Oyj Abp	2,910	56,300
Forbo Holding AG (Registered)*	80	84,712
Foster Electric Co., Ltd.(a)	15,537	328,797
Fujitsu General Ltd.	4,000	52,864
Haseko Corp.	8,200	84,327
Husqvarna AB, Class B	6,333	40,103
Iida Group Holdings Co., Ltd.	5,800	101,613

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
JM AB(a)	3,328	$91,399
Man Wah Holdings Ltd.	14,800	15,993
Nikon Corp.(a)	10,600	154,187
Nobia AB	5,736	63,916
PanaHome Corp.	35,000	251,518
Panasonic Corp.	41,000	377,268
Persimmon PLC*	9,788	282,684
Pioneer Corp.*	15,600	35,822
Redrow PLC	15,537	97,876
Rinnai Corp.	400	36,146
Sangetsu Co., Ltd.	2,256	38,164
SEB S.A.	648	63,133
Sekisui Chemical Co., Ltd.	14,300	171,744
Sekisui House Ltd.	18,700	289,463
Sharp Corp.*(a)	46,000	52,815
Sony Corp.	25,500	531,421
Starts Corp., Inc.	18,000	347,317
Sumitomo Forestry Co., Ltd.	2,500	31,223
Takamatsu Construction Group Co., Ltd.	2,600	49,245
Taylor Wimpey PLC	122,995	335,677
Techtronic Industries Co., Ltd.	43,000	161,882
Token Corp.	310	23,045
TomTom N.V.*	5,274	54,556

		8,196,908
Household Products - 0.5%
Earth Chemical Co., Ltd.	600	22,723
Henkel AG & Co. KGaA	1,989	182,614
Henkel AG & Co. KGaA (Preference)	3,399	359,587
Lion Corp.	5,000	45,761
Pigeon Corp.	2,400	50,393
PZ Cussons PLC	18,809	70,890
Reckitt Benckiser Group PLC	13,723	1,213,515
Svenska Cellulosa AB S.C.A., Class A(a)	3,160	92,829
Svenska Cellulosa AB S.C.A., Class B	10,072	297,052
Unicharm Corp.	11,000	211,659

		2,547,023
Independent Power and Renewable Electricity Producers - 0.1%
Algonquin Power & Utilities Corp.	6,486	53,003
Capital Power Corp.(a)	4,687	62,749
Drax Group PLC	7,311	26,175
EDP Renovaveis S.A.	10,577	81,934
Electric Power Development Co., Ltd.	8,900	296,262
Enel Green Power SpA	27,902	54,344
Innergex Renewable Energy, Inc.	592	4,930

	Shares	Value
Common Stocks - (continued)
Independent Power and Renewable Electricity Producers - (continued)
Northland Power, Inc.(a)	180	$2,487
TransAlta Corp.	11,427	39,951
TransAlta Renewables, Inc.	4,100	29,077

		650,912
Industrial Conglomerates - 1.1%
Chevalier International Holdings Ltd.	102,000	149,406
CIR-Compagnie Industriali Riunite SpA*	40,226	38,652
CK Hutchison Holdings Ltd.	56,856	703,865
Daetwyler Holding AG	334	42,473
DCC PLC	2,414	185,081
Gallant Venture Ltd.*	142,000	21,949
Hopewell Holdings Ltd.	8,000	24,104
Indus Holding AG	10,404	472,202
Jardine Matheson Holdings Ltd.	8,300	435,750
Jardine Strategic Holdings Ltd.	6,000	163,260
Keihan Electric Railway Co., Ltd.	10,000	61,950
Keppel Corp. Ltd.(a)	40,900	144,255
Koninklijke Philips N.V.	18,737	496,621
Nisshinbo Holdings, Inc.	2,000	19,824
NWS Holdings Ltd.	33,071	48,866
Rheinmetall AG	1,234	87,592
Seibu Holdings, Inc.	2,500	49,292
Sembcorp Industries Ltd.(a)	20,600	36,328
Shun Tak Holdings Ltd.	1,174,000	392,196
Siemens AG (Registered)	15,267	1,456,703
Smiths Group PLC(a)	10,661	142,682
TOKAI Holdings Corp.	59,095	274,815
Toshiba Corp.*(a)	137,000	225,193

		5,673,059
Insurance - 5.3%
Admiral Group PLC(a)	5,158	129,797
Aegon N.V.	38,685	217,709
Ageas	6,456	260,881
AIA Group Ltd.(a)	247,400	1,362,109
Allianz SE (Registered)	15,999	2,573,387
Amlin PLC	7,823	74,238
AMP Ltd.	47,235	179,421
Assicurazioni Generali SpA	38,559	575,357
Aviva PLC	134,351	916,294
AXA S.A.	68,751	1,693,906
Baloise Holding AG (Registered)(a)	1,735	211,658
Beazley PLC	35,955	191,258
Clal Insurance Enterprises Holdings Ltd.*	12,342	135,412
CNP Assurances	8,837	117,757
Coface S.A.	51,431	420,999

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
The Dai-ichi Life Insurance Co., Ltd.	40,800	$550,504
Delta Lloyd N.V.(a)	122,643	721,787
Direct Line Insurance Group PLC	49,187	261,365
esure Group PLC(a)	9,084	32,343
Euler Hermes Group	329	28,124
Fairfax Financial Holdings Ltd.	472	241,932
Gjensidige Forsikring ASA	5,777	91,146
Great-West Lifeco, Inc.	7,958	196,342
Grupo Catalana Occidente S.A.	2,102	64,026
Hannover Rueck SE	1,838	192,119
Harel Insurance Investments & Financial Services Ltd.	64,640	240,052
Helvetia Holding AG (Registered)	229	118,897
Hiscox Ltd.(a)	8,341	117,371
IDI Insurance Co., Ltd.	1,918	87,181
Industrial Alliance Insurance & Financial Services, Inc.	2,726	80,564
Insurance Australia Group Ltd.	73,417	273,679
Intact Financial Corp.	2,551	152,271
Jardine Lloyd Thompson Group PLC	258	3,034
Just Retirement Group PLC	149,628	314,126
Lancashire Holdings Ltd.(a)	108,084	954,399
Legal & General Group PLC	199,463	688,955
Manulife Financial Corp.	60,845	841,821
Mapfre S.A.	45,703	101,824
Medibank Pvt Ltd.	76,175	135,245
Menorah Mivtachim Holdings Ltd.*	12,914	98,202
Migdal Insurance & Financial Holding Ltd.	205,632	133,600
MS&AD Insurance Group Holdings, Inc.	18,800	500,805
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,693	898,055
nib holdings Ltd.	22,426	56,790
NN Group N.V.	5,044	170,067
Novae Group PLC	30,855	361,084
Old Mutual PLC(a)	158,054	380,467
Partnership Assurance Group PLC	115,158	200,922
Phoenix Group Holdings	9,900	121,403
The Phoenix Holdings Ltd.*	39,108	80,082
Poste Italiane SpA*(b)	9,359	69,116
Power Corp. of Canada	11,884	250,896
Power Financial Corp.(a)	11,069	254,298
Prudential PLC	52,531	1,018,996

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
QBE Insurance Group Ltd.	19,552	$150,472
RSA Insurance Group PLC	35,141	207,565
Sampo Oyj, Class A	10,050	482,832
SCOR SE	5,356	186,179
Societa Cattolica di Assicurazioni Scarl	79,101	557,199
Sompo Japan Nipponkoa Holdings, Inc.	13,200	383,685
Sony Financial Holdings, Inc.	3,000	48,742
St. James’s Place PLC	14,363	194,163
Standard Life PLC(a)	37,368	192,679
Steadfast Group Ltd.	68,751	70,758
Storebrand ASA*	4,565	18,333
Sun Life Financial, Inc.	19,841	566,503
Suncorp Group Ltd.	41,260	338,841
Swiss Life Holding AG (Registered)*(a)	1,227	310,866
Swiss Re AG	12,446	1,151,496
T&D Holdings, Inc.	25,600	287,052
Talanx AG	2,161	61,837
Tokio Marine Holdings, Inc.	27,200	954,410
Topdanmark A/S*	378	9,553
Tryg A/S	364	6,909
Unipol Gruppo Finanziario SpA	21,285	86,598
UnipolSai SpA	46,818	98,685
UNIQA Insurance Group AG(a)	873	5,501
Vienna Insurance Group AG Wiener Versicherung Gruppe	580	14,293
Zurich Insurance Group AG*(a)	4,896	1,078,921

		27,608,145
Internet & Catalog Retail - 0.3%
AO World PLC*(a)	20,713	44,660
ASKUL Corp.	1,400	44,868
ASOS PLC*	1,589	69,987
Belluna Co., Ltd.	25,600	129,200
Home Retail Group PLC	455,255	882,780
N Brown Group PLC	1,208	5,322
Ocado Group PLC*(a)	8,653	32,416
Rakuten, Inc.	20,900	212,082
Start Today Co., Ltd.	600	18,734
Trade Me Group Ltd.	106	275
Yoox Net-A-Porter Group SpA*	1,063	36,347
Zalando SE*(b)	1,490	51,052

		1,527,723
Internet Software & Services - 0.2%
Auto Trader Group PLC(b)	9,408	52,247
carsales.com Ltd.	3,812	31,899
COOKPAD, Inc.	500	6,397
DeNa Co., Ltd.	4,000	56,928
F@N Communications, Inc.	2,200	13,738
Gree, Inc.	2,000	8,706

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
Gurunavi, Inc.	1,800	$35,758
Infomart Corp.	4,900	49,055
Just Eat PLC*	12,483	66,118
Kakaku.com, Inc.(a)	4,900	93,414
Mixi, Inc.(a)	1,200	37,765
Moneysupermarket.com Group PLC	19,449	93,359
NetEnt AB*	2,131	106,215
Opera Software ASA	2,978	15,051
Rightmove PLC	2,214	125,088
SUNeVision Holdings Ltd.	379,000	113,951
Telecity Group PLC^	3,110	56,159
United Internet AG (Registered)	3,010	154,592
Yahoo Japan Corp.(a)	34,300	128,910
Zoopla Property Group PLC(b)	13,398	40,728

		1,286,078
IT Services - 1.0%
Alten S.A.	686	38,554
Altran Technologies S.A.	7,722	97,134
Amadeus IT Holding S.A., Class A	8,990	364,932
Atea ASA	45,247	365,495
Atos SE	2,828	222,618
Bechtle AG	708	61,908
Cap Gemini S.A.	3,431	312,148
CGI Group, Inc., Class A*	6,530	278,601
Computacenter PLC(a)	38,767	454,775
Computershare Ltd.	15,405	113,326
DH Corp.(a)	2,110	47,185
Digital Garage, Inc.	1,900	31,341
Engineering SpA	1,989	125,904
Formula Systems 1985 Ltd.	3,964	98,808
Fujitsu Ltd.	60,000	246,463
Indra Sistemas S.A.*	5,537	54,203
IRESS Ltd.	6,581	44,735
IT Holdings Corp.	2,300	49,927
Itochu Techno-Solutions Corp.	1,200	19,190
NEC Networks & System Integration Corp.	14,700	240,295
NET One Systems Co., Ltd.	8,000	44,538
Nihon Unisys Ltd.(a)	31,100	326,503
Nomura Research Institute Ltd.	1,650	58,946
NS Solutions Corp.	3,000	67,005
NTT Data Corp.	5,100	242,225
Obic Co., Ltd.(a)	2,100	107,025
Otsuka Corp.(a)	900	44,084
Paysafe Group PLC*	10,625	60,362
SCSK Corp.	400	17,313
Sopra Steria Group	6,971	754,674
Tieto Oyj	1,934	51,773
TKC Corp.	1,800	43,221

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Transcosmos, Inc.	2,100	$51,154
Wirecard AG(a)	2,312	116,066
Worldpay Group PLC*(b)	12,397	55,042

		5,307,473
Leisure Products - 0.2%
Amer Sports Oyj	1,390	37,857
Bandai Namco Holdings, Inc.	6,300	141,544
BRP, Inc.*	764	8,426
Fields Corp.	7,100	124,154
Heiwa Corp.	1,250	24,057
Mizuno Corp.	4,000	19,064
Sankyo Co., Ltd.	900	33,973
Sega Sammy Holdings, Inc.	5,800	53,945
Shimano, Inc.	1,900	298,187
Tomy Co., Ltd.	3,700	22,830
Yamaha Corp.	4,600	107,567

		871,604
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SE	147	48,140
Gerresheimer AG	736	51,869
Lonza Group AG (Registered)*	1,843	281,131
MorphoSys AG*	284	13,466
QIAGEN N.V.*	5,100	115,821
Tecan Group AG (Registered)	294	42,264

		552,691
Machinery - 3.4%
Aalberts Industries N.V.	3,371	106,072
Aida Engineering Ltd.	30,100	269,511
Alfa Laval AB	2,549	43,697
Alstom S.A.*(a)	3,886	103,923
Amada Holdings Co., Ltd.	8,000	74,076
ANDRITZ AG	1,441	66,657
Asahi Diamond Industrial Co., Ltd.	2,500	24,367
Atlas Copco AB, Class A	11,663	248,631
Atlas Copco AB, Class B	8,517	173,023
ATS Automation Tooling Systems, Inc.*	5,484	41,464
Austal Ltd.	174,624	161,194
Bodycote PLC	107,152	832,173
Bucher Industries AG (Registered)	100	20,407
Burckhardt Compression Holding AG	141	43,828
Cargotec Oyj, Class B	613	19,408
CKD Corp.	32,600	298,897
Construcciones y Auxiliar de Ferrocarriles S.A.	1,073	284,397
Daifuku Co., Ltd.	4,800	78,662
Danieli & C Officine Meccaniche SpA	7,051	136,111

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	24,750	$353,774
DMG Mori AG	1,007	40,120
DMG Mori Co., Ltd.	2,000	18,948
Duerr AG	190	12,759
Ebara Corp.	6,000	26,118
FANUC Corp.	3,700	483,187
Fincantieri SpA*(a)	311,275	117,818
Fuji Machine Manufacturing Co., Ltd.	8,800	83,228
Fujitec Co., Ltd.	3,000	27,803
Furukawa Co., Ltd.	18,000	31,372
GEA Group AG	4,643	194,050
Georg Fischer AG (Registered)	162	106,719
Glory Ltd.	2,000	62,859
Harmonic Drive Systems, Inc.(a)	1,500	29,885
Hino Motors Ltd.	10,300	114,685
Hitachi Construction Machinery Co., Ltd.(a)	5,100	72,962
Hitachi Koki Co., Ltd.	600	3,747
Hitachi Zosen Corp.	89,800	450,984
Hoshizaki Electric Co., Ltd.	1,300	89,663
IHI Corp.(a)	51,000	107,000
IMI PLC(a)	2,363	26,966
Industria Macchine Automatiche SpA	1,057	51,296
Interpump Group SpA	5,865	74,124
The Japan Steel Works Ltd.	3,000	9,416
JTEKT Corp.	9,500	149,643
Jungheinrich AG (Preference)	784	62,165
Kawasaki Heavy Industries Ltd.	51,000	154,603
KION Group AG*	2,103	103,003
Kitz Corp.	48,800	215,653
Komatsu Ltd.(a)	29,500	431,419
Komori Corp.	29,900	330,946
Kone Oyj, Class B(a)	7,805	340,941
Konecranes Oyj(a)	2,579	56,789
Krones AG	627	67,193
Kubota Corp.	24,087	347,980
KUKA AG(a)	799	61,055
Kurita Water Industries Ltd.	3,400	71,474
LISI	11,730	287,040
Makino Milling Machine Co., Ltd.	59,000	380,126
Makita Corp.	3,300	182,357
MAN SE	394	39,755
MAN SE (Preference)	183	18,219
Max Co., Ltd.	1,000	9,945
Meidensha Corp.	105,000	400,694
Melrose Industries PLC*	2,206	9,305

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Melrose Industries PLC*^	15,130	$51,509
METAWATER Co., Ltd.*	7,300	148,997
Metka S.A.	8,753	65,919
Metso Oyj	3,481	71,566
Minebea Co., Ltd.	14,000	106,852
Mitsubishi Heavy Industries Ltd.	138,119	532,328
Mitsui Engineering & Shipbuilding Co., Ltd.	7,000	9,598
Miura Co., Ltd.	3,300	43,395
Nabtesco Corp.	2,300	39,041
Nachi-Fujikoshi Corp.(a)	117,000	440,689
Namura Shipbuilding Co., Ltd.	38,439	274,961
New Flyer Industries, Inc.*	19,482	369,359
NGK Insulators Ltd.	7,000	142,989
Nitta Corp.	900	22,562
NKT Holding A/S	13,268	733,151
Norma Group SE	1,617	80,573
NSK Ltd.	21,400	217,420
NTN Corp.	9,000	33,304
Obara Group, Inc.	1,400	47,759
OC Oerlikon Corp. AG (Registered)*(a)	12,171	107,973
Oiles Corp.	16,320	238,737
OKUMA Corp.	5,000	37,211
OSG Corp.	1,500	24,545
Palfinger AG	794	22,681
Rational AG(a)	185	82,444
Rotork PLC(a)	10,820	26,261
Ryobi Ltd.	95,000	384,504
Sandvik AB	8,934	74,233
Schindler Holding AG(a)	1,022	155,996
Schindler Holding AG (Registered)(a)	1,029	158,169
Sembcorp Marine Ltd.(a)	29,000	31,683
Semperit AG Holding	6,046	180,561
Shima Seiki Manufacturing Ltd.	900	13,753
Shinmaywa Industries Ltd.	47,000	373,857
SKF AB, Class A	1,368	20,724
SKF AB, Class B	9,625	146,144
SMC Corp.	1,400	308,991
Spirax-Sarco Engineering PLC	2,056	89,010
Star Micronics Co., Ltd.	20,700	222,277
Sulzer AG (Registered)	242	22,024
Sumitomo Heavy Industries Ltd.(a)	8,000	30,992
Tadano Ltd.	1,000	9,862
Takeuchi Manufacturing Co., Ltd.	200	3,064
Takuma Co., Ltd.	42,181	323,330
THK Co., Ltd.(a)	2,500	39,153
Toshiba Machine Co., Ltd.	69,245	208,767

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Trelleborg AB, Class B	6,219	$106,975
Tsubakimoto Chain Co.	9,000	62,743
Tsurumi Manufacturing Co., Ltd.*	10,200	152,244
Union Tool Co.	500	12,138
Vesuvius PLC(a)	128,134	548,364
Volvo AB, Class A	1,011	9,291
Volvo AB, Class B	22,965	207,691
Wacker Neuson SE	15,402	216,905
Wartsila Oyj Abp	2,960	132,310
The Weir Group PLC	6,714	82,381
Yangzijiang Shipbuilding Holdings Ltd.(a)	157,300	102,782
Zardoya Otis S.A.	6,887	72,211

		17,811,239
Marine - 0.4%
AP Moeller - Maersk A/S, Class A	104	130,889
AP Moeller - Maersk A/S, Class B	246	314,596
D/S Norden A/S*(a)	11,262	149,494
Dfds A/S	1,669	58,998
Iino Kaiun Kaisha Ltd.	4,300	15,663
Kawasaki Kisen Kaisha Ltd.	12,000	21,212
Kuehne + Nagel International AG (Registered)(a)	1,380	181,818
Mitsui OSK Lines Ltd.	37,000	72,127
Neptune Orient Lines Ltd.*	11,000	9,545
Nippon Yusen KK	54,000	114,187
NS United Kaiun Kaisha Ltd.	65,000	97,716
Orient Overseas International Ltd.(a)	1,000	3,700
Pacific Basin Shipping Ltd.(a)	29,000	5,254
SITC International Holdings Co., Ltd.	709,000	327,041
Stolt-Nielsen Ltd.	7,393	84,284
Wilh Wilhelmsen ASA	46,767	174,151
Wilh Wilhelmsen Holding ASA, Class A(a)	11,912	172,654
Wilh Wilhelmsen Holding ASA, Class B	3,039	43,177

		1,976,506
Media - 2.0%
Aimia, Inc.	86,747	576,978
Altice N.V., Class A*(a)	8,932	127,963
Asian Pay Television Trust	736,800	320,956
Atresmedia Corp. de Medios de Comunicacion S.A.	3,386	31,912
Axel Springer SE	507	26,300
Cineplex, Inc.	714	24,811
Cineworld Group PLC	8,261	59,177

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Cogeco Communications, Inc.	738	$33,170
Cogeco, Inc.	4,930	187,601
Corus Entertainment, Inc., Class B(a)	48,861	337,834
CTS Eventim AG & Co. KGaA	2,814	103,009
CyberAgent, Inc.(a)	1,100	50,882
Daiichikosho Co., Ltd.	300	11,981
Daily Mail & General Trust PLC, Class A	9,183	87,991
Dentsu, Inc.	7,200	375,270
Entertainment One Ltd.	192,224	410,368
Euromoney Institutional Investor PLC	3,489	44,443
Eutelsat Communications S.A.	4,343	139,876
Event Hospitality and Entertainment Ltd.	5,084	54,662
Fairfax Media Ltd.	127,429	79,771
Fuji Media Holdings, Inc.	1,200	13,342
GFK SE	8,532	258,497
Hakuhodo DY Holdings, Inc.	1,900	19,931
Havas S.A.	7,025	55,756
Informa PLC	17,699	159,674
IPSOS	18,921	386,949
ITV PLC	82,212	311,136
JCDecaux S.A.	496	19,471
Kabel Deutschland Holding AG	276	35,240
Kinepolis Group N.V.	1,030	43,455
Lagardere S.C.A.	3,526	99,923
Mediaset Espana Comunicacion S.A.	4,545	43,922
Mediaset SpA	11,276	37,629
Metropole Television S.A.	2,968	47,209
Modern Times Group MTG AB, Class B	2,186	57,741
Nine Entertainment Co. Holdings Ltd.	380,562	444,164
Nippon Television Holdings, Inc.	1,500	27,370
NOS SGPS S.A.	7,692	55,673
Numericable-SFR SAS	2,128	84,160
Pearson PLC	10,353	115,870
ProSiebenSat.1 Media SE	4,815	239,168
Publicis Groupe S.A.	3,645	217,989
Quebecor, Inc., Class B	196	4,944
REA Group Ltd.	912	34,061
RELX N.V.	18,870	313,727
RELX PLC(a)	21,751	379,502
RTL Group S.A.	774	62,227
Sanoma Oyj(a)	48,156	221,456
Schibsted ASA, Class A	2,672	77,732
SES S.A. (FDR)	5,866	152,748
Seven West Media Ltd.	576,249	338,316

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Shaw Communications, Inc., Class B(a)	4,655	$80,216
Shochiku Co., Ltd.	3,000	25,970
Singapore Press Holdings Ltd.(a)	2,000	5,002
Sky Network Television Ltd.	7,095	20,978
SKY Perfect JSAT Holdings, Inc.	6,800	37,970
Sky PLC	22,797	349,892
Societe Television Francaise 1	1,850	20,699
Southern Cross Media Group Ltd.	351,425	279,653
Tamedia AG (Registered)	1,496	248,932
Technicolor S.A. (Registered)	16,706	118,403
Television Broadcasts Ltd.(a)	2,700	9,384
Thomson Reuters Corp.	7,040	262,140
Toei Co., Ltd.	4,000	37,203
Toho Co., Ltd.	4,100	105,662
Tokyo Broadcasting System Holdings, Inc.	3,400	50,860
TV Asahi Holdings Corp.	3,100	55,565
Tv Tokyo Holdings Corp.	4,900	89,003
UBM PLC(a)	15,318	113,423
Usen Corp.*	38,700	112,521
Village Roadshow Ltd.(a)	1,551	7,603
Wolters Kluwer N.V.	7,497	254,234
WPP PLC	28,308	609,150

		10,338,400
Metals & Mining - 3.2%
Acacia Mining PLC(a)	88,566	259,051
Acerinox S.A.	1,128	10,092
Agnico Eagle Mines Ltd.(a)	4,269	125,954
Aichi Steel Corp.	69,000	262,173
Alamos Gold, Inc., Class A	13,050	42,379
Alumina Ltd.(a)	89,081	65,217
AMAG Austria Metall AG(b)	1,721	54,917
Anglo American PLC(a)	51,261	201,744
Antofagasta PLC(a)	11,371	61,325
APERAM S.A.*	1,892	58,899
ArcelorMittal(a)	30,734	115,697
Asahi Holdings, Inc.	18,900	271,795
Aurubis AG	1,561	63,408
B2Gold Corp.*	51,547	39,194
Barrick Gold Corp.	25,442	251,844
Bekaert S.A.	22,068	707,764
BHP Billiton Ltd.	50,945	553,152
BHP Billiton PLC	32,167	308,634
BlueScope Steel Ltd.	28,298	92,477
Boliden AB	9,289	128,368
Centamin PLC	86,811	83,551
Centerra Gold, Inc.	11,578	52,491

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
China Gold International Resources Corp. Ltd.*(a)	13,261	$18,470
Daido Steel Co., Ltd.	5,000	20,526
Detour Gold Corp.*	5,025	60,846
Dominion Diamond Corp.	51,730	549,557
Dowa Holdings Co., Ltd.	4,000	26,663
Eldorado Gold Corp.	15,211	34,373
Eramet*	186	4,023
Evraz PLC*	173,998	153,890
First Quantum Minerals Ltd.(a)	19,895	42,837
Fortescue Metals Group Ltd.(a)	40,097	49,067
Franco-Nevada Corp.(a)	3,630	160,006
Fresnillo PLC	3,538	36,235
Glencore PLC*(a)	446,352	566,543
Goldcorp, Inc.	12,257	139,010
Granges AB	35,802	276,606
G-Resources Group Ltd.	653,398	14,944
Hitachi Metals Ltd.	6,040	66,504
HudBay Minerals, Inc.	4,453	8,734
IAMGOLD Corp.*(a)	223,464	323,941
Iluka Resources Ltd.	15,021	57,694
Independence Group NL(a)	239,496	371,002
JFE Holdings, Inc.	20,400	270,618
KAZ Minerals PLC*	18,115	29,486
Kinross Gold Corp.*	40,324	66,192
Kobe Steel Ltd.	84,000	79,792
Kyoei Steel Ltd.	18,000	309,255
Labrador Iron Ore Royalty Corp.	579	3,654
Lundin Mining Corp.*(a)	7,758	19,130
Maruichi Steel Tube Ltd.(a)	1,000	27,878
Mitsubishi Materials Corp.	39,000	118,226
Mitsui Mining & Smelting Co., Ltd.	336,000	521,769
Mytilineos Holdings S.A.*	42,312	146,508
Nevsun Resources Ltd.	6,472	17,522
New Gold, Inc.*(a)	9,708	23,800
Newcrest Mining Ltd.*	18,156	165,413
Nippon Light Metal Holdings Co., Ltd.	51,200	87,120
Nippon Steel & Sumitomo Metal Corp.	30,610	537,537
Nisshin Steel Co., Ltd.(a)	56,100	522,238
Norsk Hydro ASA	41,627	136,791
Northern Star Resources Ltd.	311,560	652,331
Novagold Resources, Inc.*	18,000	75,466
OceanaGold Corp.*	1,000	2,054
Osaka Steel Co., Ltd.	6,600	115,302
OSAKA Titanium Technologies Co., Ltd.	1,000	16,049
Outokumpu Oyj*(a)	8,221	19,997
OZ Minerals Ltd.	180,339	480,912

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Pacific Metals Co., Ltd.(a)	102,000	$247,702
Pan American Silver Corp.	10,166	67,183
Polymetal International PLC	6,154	50,194
Pretium Resources, Inc.*	8,692	36,874
Randgold Resources Ltd.(a)	1,969	138,730
Rio Tinto Ltd.	13,282	367,627
Rio Tinto PLC	37,543	912,786
Salzgitter AG(a)	23,349	497,211
Sandfire Resources NL	90,377	319,641
Sanyo Special Steel Co., Ltd.	78,000	373,684
SEMAFO, Inc.*	17,791	44,248
Silver Wheaton Corp.	9,517	111,654
Sims Metal Management Ltd.	11,213	53,776
South32 Ltd.*	276,879	190,954
SSAB AB, Class A*(a)	14,585	34,970
SSAB AB, Class B*	11,270	23,552
Sumitomo Metal Mining Co., Ltd.(a)	15,000	155,743
Tahoe Resources, Inc.	4,254	32,889
Teck Resources Ltd., Class B(a)	20,853	77,500
ThyssenKrupp AG	8,076	124,394
Toho Titanium Co., Ltd.*	5,700	43,080
Tokyo Steel Manufacturing Co., Ltd.(a)	60,600	420,468
Topy Industries Ltd.	85,000	166,398
Torex Gold Resources, Inc.*	52,463	46,973
Turquoise Hill Resources Ltd.*	16,776	34,929
UACJ Corp.	157,000	337,174
Vedanta Resources PLC	1,197	4,145
voestalpine AG	3,995	104,784
Yamana Gold, Inc.(a)	30,492	52,219
Yamato Kogyo Co., Ltd.	200	4,664
Yodogawa Steel Works Ltd.	2,800	51,021

		16,363,804
Multiline Retail - 0.5%
Canadian Tire Corp. Ltd., Class A(a)	1,328	107,722
Debenhams PLC(a)	575,441	639,950
Dollarama, Inc.	2,781	148,550
Don Quijote Holdings Co., Ltd.	3,400	113,038
Fuji Co., Ltd.	800	14,921
H2O Retailing Corp.	1,815	30,479
Harvey Norman Holdings Ltd.	5,640	17,713
Hudson’s Bay Co.	4,000	49,174
Isetan Mitsukoshi Holdings Ltd.	6,300	78,734
Izumi Co., Ltd.(a)	700	26,857
J Front Retailing Co., Ltd.	7,600	103,267
Kintetsu Department Store Co., Ltd.*	18,000	47,578
Lifestyle International Holdings Ltd.	4,000	4,924

	Shares	Value
Common Stocks - (continued)
Multiline Retail - (continued)
Marks & Spencer Group PLC	27,693	$166,597
Marui Group Co., Ltd.	5,500	85,954
Matsuya Co., Ltd.	1,500	11,733
Myer Holdings Ltd.(a)	452,171	331,038
Next PLC	2,908	285,656
Parco Co., Ltd.	6,600	55,388
Ryohin Keikaku Co., Ltd.(a)	500	104,572
Sears Canada, Inc.*	5,515	24,102
Seria Co., Ltd.	1,200	57,490
Takashimaya Co., Ltd.	11,000	92,859
The Warehouse Group Ltd.	46,421	80,492

		2,678,788
Multi-Utilities - 1.0%
A2A SpA	25,745	30,671
ACEA SpA	3,890	57,750
AGL Energy Ltd.	26,521	348,929
Atco Ltd., Class I	1,916	52,868
Canadian Utilities Ltd., Class A	205	5,263
Centrica PLC	148,461	431,292
DUET Group	20,203	33,011
E.ON SE	64,530	658,098
Engie S.A.	51,652	821,304
Hera SpA	8,603	24,017
Iren SpA	285,050	419,168
Just Energy Group, Inc.	51,277	339,235
National Grid PLC	86,519	1,209,845
REN - Redes Energeticas Nacionais SGPS S.A.	54,816	164,358
RWE AG	15,301	213,082
RWE AG (Non-Voting) (Preference)	1,032	11,020
Suez Environnement Co.	8,212	151,725
Telecom Plus PLC	4,632	66,362
Veolia Environnement S.A.	11,121	267,083

		5,305,081
Oil, Gas & Consumable Fuels - 4.9%
Advantage Oil & Gas Ltd.*	18,147	98,650
Africa Oil Corp.*	39,060	53,847
AltaGas Ltd.	4,269	99,441
ARC Resources Ltd.	10,393	139,066
Baytex Energy Corp.(a)	121,106	254,734
Beach Energy Ltd.	453,329	120,248
BG Group PLC(a)	67,293	1,006,574
Birchcliff Energy Ltd.*	1,929	6,895
Bonterra Energy Corp.	454	5,230
BP PLC(a)	606,506	3,235,696
Brightoil Petroleum Holdings Ltd.	160,147	46,710
BW LPG Ltd.(a)(b)	34,578	262,673
Cairn Energy PLC*	15,802	31,874
Caltex Australia Ltd.	8,834	232,140

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Cameco Corp.	10,965	$132,538
Canadian Natural Resources Ltd.(a)	20,782	442,887
Canadian Oil Sands Ltd.	13,448	89,733
Cenovus Energy, Inc.	24,874	305,081
Cosmo Energy Holdings Co., Ltd.*(a)	41,000	445,678
Crescent Point Energy Corp.(a)	21,853	241,163
Delek Group Ltd.	19	3,225
Det Norske Oljeselskap ASA*	1,072	6,461
DNO ASA*	5,536	3,647
Enbridge Income Fund Holdings, Inc.	521	10,837
Enbridge, Inc.(a)	16,376	566,251
Encana Corp.	10,579	46,233
Enerplus Corp.	125,784	396,860
Eni SpA	43,527	625,467
ERG SpA	28,197	350,871
Euronav N.V.	7,264	84,417
Freehold Royalties Ltd.	6,773	51,547
Galp Energia SGPS S.A.	10,989	129,727
Gaztransport Et Technigaz S.A.	78	2,909
Genel Energy PLC*	1,199	1,777
Gibson Energy, Inc.	1,301	14,357
Hellenic Petroleum S.A.*	2,655	11,089
Hoegh LNG Holdings Ltd.	387	3,991
Husky Energy, Inc.	1,880	18,628
Idemitsu Kosan Co., Ltd.(a)	4,100	60,451
Imperial Oil Ltd.(a)	4,154	126,782
Inpex Corp.	26,500	230,601
Inter Pipeline Ltd.(a)	6,953	112,157
Itochu Enex Co., Ltd.	30,700	231,521
James Fisher & Sons PLC(a)	4,278	65,538
Japan Petroleum Exploration Co., Ltd.	200	5,096
JX Holdings, Inc.	73,700	277,596
Kelt Exploration Ltd.*	5,800	15,991
Keyera Corp.(a)	4,386	119,682
Koninklijke Vopak N.V.(a)	2,062	89,370
Liquefied Natural Gas Ltd.*	33,534	15,181
Lundin Petroleum AB*(a)	2,324	33,227
MEG Energy Corp.*	3,480	14,368
Motor Oil Hellas Corinth Refineries S.A.	6,593	70,626
Naphtha Israel Petroleum Corp. Ltd.*	21,339	96,023
Neste Oyj	3,273	101,926
New Hope Corp. Ltd.	2,558	2,986
The New Zealand Refining Co., Ltd.	80,835	194,034
NewOcean Energy Holdings Ltd.	616,000	206,577

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Nippon Gas Co., Ltd.	2,000	$43,927
Nostrum Oil & Gas PLC	4,768	18,599
NuVista Energy Ltd.*	8,513	27,222
OMV AG	5,849	149,710
Ophir Energy PLC*(a)	44,047	55,733
Origin Energy Ltd.	54,981	159,452
Pacific Exploration and Production Corp.*(a)	103,805	59,749
Paramount Resources Ltd., Class A*(a)	1,591	5,201
Parex Resources, Inc.*	7,102	46,581
Parkland Fuel Corp.	4,998	78,846
Paz Oil Co., Ltd.	140	21,766
Pembina Pipeline Corp.	9,309	210,623
Pengrowth Energy Corp.	245,059	203,744
Penn West Petroleum Ltd.(a)	280,948	201,640
Peyto Exploration & Development Corp.	5,804	124,267
PrairieSky Royalty Ltd.	4,099	58,081
Raging River Exploration, Inc.*(a)	10,400	66,143
Repsol S.A.	47,786	490,801
Royal Dutch Shell PLC, Class A(a)	130,190	2,803,359
Royal Dutch Shell PLC, Class B(a)	87,757	1,893,391
San-Ai Oil Co., Ltd.	32,000	245,025
Santos Ltd.	47,187	105,474
Saras SpA*	196,082	407,367
Showa Shell Sekiyu KK	10,200	82,062
Soco International PLC	8,244	18,681
Statoil ASA(a)	31,421	426,260
Suncor Energy, Inc.	28,213	665,203
TonenGeneral Sekiyu KK	12,000	96,543
TORC Oil & Gas Ltd.(a)	48,103	185,268
Torm A/S*	13,464	153,052
Total Gabon	124	18,045
TOTAL S.A.	84,288	3,732,061
Tourmaline Oil Corp.*	3,649	72,422
TransCanada Corp.	13,829	478,082
Tullow Oil PLC*	20,401	49,659
United Energy Group Ltd.*	204,000	10,354
Veresen, Inc.(a)	7,831	44,407
Vermilion Energy, Inc.	2,352	62,609
Washington H Soul Pattinson & Co., Ltd.	3,833	45,576
Whitecap Resources, Inc.	10,560	57,481
Whitehaven Coal Ltd.*(a)	74,920	21,728
Woodside Petroleum Ltd.	8,417	166,408

		25,511,487

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Paper & Forest Products - 0.4%
Altri SGPS S.A.	55,284	$224,565
Canfor Corp.*	300	3,341
Canfor Pulp Products, Inc.	18,280	129,639
Daio Paper Corp.	3,745	32,883
Ence Energia y Celulosa S.A.	56,253	177,736
Hokuetsu Kishu Paper Co., Ltd.	10,400	62,367
Holmen AB, Class B	194	5,557
Interfor Corp.*	35,097	270,600
KuangChi Science Ltd.*	55,000	19,928
Metsa Board Oyj	6,595	43,851
Mondi PLC(a)	8,675	139,790
Nippon Paper Industries Co., Ltd.	4,700	74,655
Norbord, Inc.	731	12,706
Oji Holdings Corp.	30,000	119,688
Portucel S.A.	6,520	21,800
Semapa-Sociedade de Investimento e Gestao	22,379	268,425
Stella-Jones, Inc.(a)	1,983	59,649
Stora Enso Oyj, Class R	18,414	148,938
UPM-Kymmene Oyj	18,412	297,844
West Fraser Timber Co., Ltd.	3,126	106,958

		2,220,920
Personal Products - 0.9%
Beiersdorf AG	1,377	126,768
Blackmores Ltd.	134	18,063
Ci:z Holdings Co., Ltd.(a)	1,800	30,123
euglena Co., Ltd.*	3,900	54,893
Fancl Corp.	2,500	32,565
Kao Corp.	10,900	575,769
Kobayashi Pharmaceutical Co., Ltd.	300	25,201
Kose Corp.	200	18,238
L’Oreal S.A.	4,905	836,190
Mandom Corp.	1,300	52,778
Noevir Holdings Co., Ltd.	1,900	51,947
Ontex Group N.V.	1,029	37,962
Pola Orbis Holdings, Inc.	900	60,885
Shiseido Co., Ltd.	10,200	188,725
Unilever N.V. (CVA)	34,483	1,525,701
Unilever PLC	24,633	1,077,958

		4,713,766
Pharmaceuticals - 5.2%
Almirall S.A.	2,295	44,029
Astellas Pharma, Inc.	43,400	591,500
AstraZeneca PLC	25,130	1,599,655
Bayer AG (Registered)	16,195	1,811,961
BTG PLC*	7,934	65,894

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Chugai Pharmaceutical Co., Ltd.	5,600	$169,066
Concordia Healthcare Corp.	1,317	35,816
Cosmo Pharmaceuticals S.A.*	286	41,812
Daiichi Sankyo Co., Ltd.	12,900	264,415
Dechra Pharmaceuticals PLC(a)	5,318	75,285
Eisai Co., Ltd.	5,600	332,582
Galenica AG (Registered)(a)	110	152,979
GlaxoSmithKline PLC	85,569	1,746,653
GW Pharmaceuticals PLC*	6,644	27,897
H Lundbeck A/S*	500	16,167
Haw Par Corp. Ltd.	3,200	17,334
Hikma Pharmaceuticals PLC	2,711	77,603
Hisamitsu Pharmaceutical Co., Inc.	1,200	53,228
Hutchison China MediTech Ltd.*	1,807	56,840
Indivior PLC	338,836	726,245
Ipsen S.A.(a)	1,295	74,477
JCR Pharmaceuticals Co., Ltd.	600	12,613
Kaken Pharmaceutical Co., Ltd.	500	32,503
Kissei Pharmaceutical Co., Ltd.	1,400	31,535
KYORIN Holdings, Inc.	1,000	18,246
Kyowa Hakko Kirin Co., Ltd.	5,000	71,284
Meda AB, Class A	5,406	57,906
Merck KGaA	3,111	269,570
Mitsubishi Tanabe Pharma Corp.	4,600	74,472
Mochida Pharmaceutical Co., Ltd.	500	38,161
Nichi-iko Pharmaceutical Co., Ltd.	1,000	22,608
Nippon Shinyaku Co., Ltd.	2,000	68,889
Novartis AG (Registered)(a)	52,998	4,060,258
Novo Nordisk A/S, Class B	38,250	2,106,929
Ono Pharmaceutical Co., Ltd.	2,200	348,358
Orion Oyj, Class A	1,866	59,988
Orion Oyj, Class B	1,450	47,540
Otsuka Holdings Co., Ltd.	11,500	381,386
Recordati SpA	2,678	66,068
Roche Holding AG - BR	767	196,307
Roche Holding AG - Genusschein	13,566	3,493,942
Rohto Pharmaceutical Co., Ltd.	1,000	18,420
Sanofi S.A.	22,904	1,897,160
Santen Pharmaceutical Co., Ltd.	10,300	161,734
Sawai Pharmaceutical Co., Ltd.	700	47,933
Seikagaku Corp.	1,800	25,662
Shionogi & Co., Ltd.	8,200	352,275
Shire PLC	12,227	678,150
Sosei Group Corp.	700	69,384
Stada Arzneimittel AG	33,029	1,136,322
Sumitomo Dainippon Pharma Co., Ltd.(a)	3,800	41,715

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	$93,090
Takeda Pharmaceutical Co., Ltd.	13,800	658,055
Teva Pharmaceutical Industries Ltd.	20,463	1,238,959
Torii Pharmaceutical Co., Ltd.	700	15,744
Towa Pharmaceutical Co., Ltd.	900	49,436
Tsumura & Co.	900	24,198
UCB S.A.	2,653	225,693
The United Laboratories International Holdings Ltd.*	324,000	121,560
Valeant Pharmaceuticals International, Inc.*	6,382	585,026
Virbac S.A.	281	51,507
ZERIA Pharmaceutical Co., Ltd.	3,100	35,874

		26,967,898
Professional Services - 0.6%
Adecco S.A. (Registered)*	3,802	231,908
AF AB, Class B(a)	2,228	35,012
ALS Ltd.	11,071	25,921
Applus Services S.A.(a)	47,261	383,541
Bureau Veritas S.A.	6,332	120,313
Capita PLC(a)	12,855	214,259
Experian PLC	19,737	333,164
Hays PLC	26,200	47,199
Intertek Group PLC	4,389	176,190
McMillan Shakespeare Ltd.	42,375	380,669
Meitec Corp.	2,400	79,891
Morneau Shepell, Inc.	3,100	32,250
Randstad Holding N.V.	2,625	142,388
Recruit Holdings Co., Ltd.(a)	8,500	265,746
SAI Global Ltd.	14,655	41,776
SEEK Ltd.	7,421	76,009
SGS S.A. (Registered)	50	96,765
Stantec, Inc.	2,156	52,305
Teleperformance	821	68,208
Temp Holdings Co., Ltd.	5,700	83,053
USG People N.V.	1,406	26,099
Veda Group Ltd.	18,430	36,632
WS Atkins PLC	3,296	67,279
Yumeshin Holdings Co., Ltd.(a)	7,500	35,869

		3,052,446
Real Estate Investment Trusts (REITs) - 2.6%
Abacus Property Group(a)	154,297	328,517
Activia Properties, Inc.	10	44,604
Advance Residence Investment Corp.	41	88,221
AEON REIT Investment Corp.(a)	56	58,005
AIMS AMP Capital Industrial REIT	295,200	281,034

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Allied Properties Real Estate Investment Trust	122	$2,887
alstria office REIT-AG*	3,185	39,633
Altarea S.C.A.	1,046	199,993
Argosy Property Ltd.	33,603	24,785
Artis Real Estate Investment Trust	39,948	342,918
Ascendas Real Estate Investment Trust	47,600	77,589
Ascott Residence Trust	21,600	17,452
Assura PLC(a)	63,847	49,359
Befimmo S.A.	1,029	58,834
Beni Stabili SpA SIIQ	50,234	33,701
Big Yellow Group PLC	5,819	63,351
Boardwalk Real Estate Investment Trust	307	9,608
The British Land Co. PLC	23,790	249,721
Brookfield Canada Office Properties	7,246	134,545
BWP Trust	20,265	44,007
Canadian Apartment Properties REIT	444	9,437
Canadian Real Estate Investment Trust	100	2,917
CapitaLand Commercial Trust Ltd.(a)	58,000	52,772
CapitaLand Retail China Trust	37,540	37,189
CapitaMall Trust(a)	16,100	22,510
CDL Hospitality Trusts	4,000	3,668
Champion REIT	51,000	23,852
Charter Hall Group	13,598	42,706
Charter Hall Retail REIT	4,042	11,751
Choice Properties Real Estate Investment Trust	24,888	209,574
Cofinimmo S.A.	715	77,599
Cominar Real Estate Investment Trust, Class U	1,600	16,941
Crombie Real Estate Investment Trust	1,400	13,251
Cromwell Property Group	718,009	502,805
Daiwa House REIT Investment Corp.	4	15,331
Daiwa House Residential Investment Corp.	34	69,368
Daiwa Office Investment Corp.	5	28,415
Derwent London PLC	3,796	174,408
Dexus Property Group	28,973	150,836
Dream Global Real Estate Investment Trust	32,071	183,458
Dream Office Real Estate Investment Trust	507	5,800

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Eurocommercial Properties N.V. (CVA)	2,107	$91,856
Far East Hospitality Trust	498,500	224,155
Fonciere Des Regions	1,887	159,875
Fortune Real Estate Investment Trust	21,000	21,127
Frasers Centrepoint Trust	47,000	62,742
Frasers Commercial Trust	51,764	42,188
Frontier Real Estate Investment Corp.	11	44,431
Fukuoka REIT Corp.	4	6,499
Gecina S.A.	1,105	141,507
Global One Real Estate Investment Corp.	12	42,077
GLP J-Reit	44	42,559
Goodman Group	33,153	142,581
Goodman Property Trust	52,532	42,655
The GPT Group	50,287	173,584
Granite Real Estate Investment Trust	12,458	333,305
Great Portland Estates PLC	13,313	144,750
Green REIT PLC	357,175	579,722
Grivalia Properties REIC AE	4,120	31,652
H&R Real Estate Investment Trust	1,437	19,249
Hammerson PLC	15,708	130,014
Hankyu Reit, Inc.	25	26,928
Hansteen Holdings PLC	16,108	25,408
Heiwa Real Estate REIT, Inc.	47	32,222
Hibernia REIT PLC(a)	356,975	499,827
Hoshino Resorts REIT, Inc.*	2	19,775
Hulic Reit, Inc.	15	21,695
ICADE	687	48,691
Ichigo Office REIT Investment	38	27,904
Immobiliare Grande Distribuzione SIIQ SpA	149,838	117,546
Industrial & Infrastructure Fund Investment Corp.	6	27,853
Intu Properties PLC	13,045	55,328
Investa Office Fund	37,591	103,701
Invincible Investment Corp.	65	39,409
Japan Excellent, Inc.	66	72,997
Japan Hotel REIT Investment Corp.	138	103,843
Japan Logistics Fund, Inc.	15	29,687
Japan Prime Realty Investment Corp.	18	64,304
Japan Real Estate Investment Corp.	30	158,097
Japan Rental Housing Investments, Inc.	27	18,176

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Japan Retail Fund Investment Corp.	52	$109,399
Kenedix Office Investment Corp.	6	30,182
Kenedix Residential Investment Corp.	25	57,903
Keppel DC REIT	441,714	310,345
Keppel REIT(a)	3,160	1,987
Kiwi Property Group Ltd.	3,046	2,700
Klepierre	4,667	201,492
Land Securities Group PLC	18,445	286,498
Link REIT	37,301	212,557
Lippo Malls Indonesia Retail Trust	1,037,900	226,058
LondonMetric Property PLC	13,999	32,149
Mapletree Commercial Trust	4,000	3,752
Mapletree Industrial Trust	5,154	5,577
Mapletree Logistics Trust	5,067	3,346
MCUBS MidCity Investment Corp.	33	96,902
Mercialys S.A.	1,703	34,717
Merlin Properties Socimi S.A.	3,381	39,072
Milestone Apartments Real Estate Investment Trust	14,163	151,770
Mirvac Group	99,963	134,347
Morguard Real Estate Investment Trust	19,557	182,472
Mori Hills REIT Investment Corp.	20	25,127
Mori Trust Sogo Reit, Inc.	15	24,792
Nippon Accommodations Fund, Inc.	8	28,481
Nippon Building Fund, Inc.	25	128,443
Nippon Prologis REIT, Inc.	30	52,980
NIPPON REIT Investment Corp.	11	24,932
Nomura Real Estate Master Fund, Inc.*	107	130,806
Orix JREIT, Inc.	43	59,599
Parkway Life Real Estate Investment Trust	29,000	46,048
Precinct Properties New Zealand Ltd.(a)	22,735	18,093
Property for Industry Ltd.	49,075	51,596
Pure Industrial Real Estate Trust	44,919	142,362
Redefine International PLC(a)	28,667	19,315
Regal Real Estate Investment Trust	308,000	71,234
Reit 1 Ltd.	74,814	192,915
RioCan Real Estate Investment Trust	4,428	77,846
Scentre Group	200,934	618,268
Segro PLC	24,284	151,187

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Sekisui House SI Residential Investment Corp.	88	$74,796
Shaftesbury PLC	4,592	54,683
Shopping Centres Australasia Property Group	9,663	14,559
Smart Real Estate Investment Trust	780	17,160
Starhill Global REIT	29,000	14,976
Stockland	32,209	93,183
Stride Property Ltd.	34,981	48,773
Suntec Real Estate Investment Trust	63,000	69,936
Tokyu REIT, Inc.	40	46,686
Top REIT, Inc.	8	28,679
Tritax Big Box REIT PLC	2,744	5,060
Unibail-Rodamco SE	2,063	517,886
United Urban Investment Corp.	84	114,137
Vicinity Centres	61,293	126,165
Vital Healthcare Property Trust(a)	47,607	58,831
Warehouses de Pauw CVA	601	48,611
Wereldhave N.V.	904	49,212
Westfield Corp.	40,160	281,231
Workspace Group PLC	7,439	84,945

		13,510,029
Real Estate Management & Development - 2.8%
ADO Group Ltd.*	6,221	61,665
Aeon Mall Co., Ltd.	2,190	32,959
Africa Israel Properties Ltd.	2,839	31,866
Airport City Ltd.*	33,511	296,509
Allreal Holding AG (Registered)*(a)	527	69,433
Amot Investments Ltd.	73,925	236,783
Ascendas India Trust	63,400	35,636
Atrium European Real Estate Ltd.*	1,234	4,239
Atrium Ljungberg AB, Class B	1,034	14,989
Aveo Group	21,223	44,586
Azrieli Group Ltd.	639	22,535
Bayside Land Corp.	252	76,448
Big Shopping Centers Ltd.	1,421	68,578
Brookfield Asset Management, Inc., Class A	19,566	587,988
Bukit Sembawang Estates Ltd.	113,200	348,357
CA Immobilien Anlagen AG*	3,824	65,377
Capital & Counties Properties PLC(a)	23,890	125,216
CapitaLand Ltd.	56,100	121,005
Castellum AB	8,379	124,586
Cheung Kong Property Holdings Ltd.	51,000	272,927

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Chinese Estates Holdings Ltd.	7,000	$15,938
City Developments Ltd.	2,300	11,247
Citycon Oyj*	23,085	54,904
CLS Holdings PLC*	1,424	32,622
Colliers International Group, Inc.	734	31,754
Conwert Immobilien Invest SE*	3,153	44,608
Countrywide PLC(a)	83,419	415,338
Daejan Holdings PLC(a)	4,939	429,466
Daibiru Corp.	400	3,169
Daikyo, Inc.	2,000	3,188
Daito Trust Construction Co., Ltd.	1,500	188,700
Daiwa House Industry Co., Ltd.	13,200	366,349
Deutsche EuroShop AG	597	25,455
Deutsche Wohnen AG	8,109	212,734
Emperor International Holdings Ltd.	540,000	86,035
Far East Consortium International Ltd.	568,078	181,018
Fastighets AB Balder, Class B*	7,035	156,699
First Capital Realty, Inc.	1,846	24,556
FirstService Corp.	980	37,250
Foxtons Group PLC	11,073	26,506
Gazit-Globe Ltd.	475	3,721
Global Logistic Properties Ltd.(a)	15,000	17,811
Goldcrest Co., Ltd.	1,000	16,553
Grainger PLC(a)	22,537	73,720
Great Eagle Holdings Ltd.	8,281	23,142
GuocoLand Ltd.	20,000	23,818
Hang Lung Group Ltd.	19,000	52,121
Hang Lung Properties Ltd.(a)	53,000	97,108
Heiwa Real Estate Co., Ltd.	4,900	49,945
Hemfosa Fastigheter AB	72,669	716,101
Henderson Land Development Co., Ltd.	27,066	146,061
Hispania Activos Inmobiliarios S.A.*	2,009	24,825
HKR International Ltd.	425,600	178,818
Ho Bee Land Ltd.	125,500	165,770
Hufvudstaden AB, Class A	299	4,104
Hulic Co., Ltd.	8,800	74,578
Hysan Development Co., Ltd.(a)	19,000	73,238
IMMOFINANZ AG*	1,419	2,667
Inmobiliaria Colonial S.A.*	105,686	70,444
Jerusalem Oil Exploration*	4,861	184,331
K Wah International Holdings Ltd.	716,614	253,209
Kabuki-Za Co., Ltd.	1,000	41,548
Kenedix, Inc.	6,700	26,896
Kerry Properties Ltd.	11,500	26,420

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Klovern AB, Class B	252,807	$252,071
Kowloon Development Co., Ltd.	126,000	102,317
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	462,500	150,347
LEG Immobilien AG*	1,052	84,805
LendLease Group	14,436	132,645
Leopalace21 Corp.*	7,900	43,068
Melisron Ltd.	1,917	60,820
Mitsubishi Estate Co., Ltd.	24,382	476,805
Mitsui Fudosan Co., Ltd.	18,000	416,751
Mobimo Holding AG (Registered)*	196	41,318
Morguard Corp.	3,131	292,019
New World Development Co., Ltd.	173,639	140,556
Nexity S.A.	633	28,593
Nomura Real Estate Holdings, Inc.	5,800	100,320
Norstar Holdings, Inc.	9,372	118,463
NTT Urban Development Corp.	3,200	30,873
Open House Co., Ltd.	15,100	278,389
Oxley Holdings Ltd.	283,100	83,540
Polytec Asset Holdings Ltd.	830,000	72,518
Property & Building Corp. Ltd.*	490	35,824
PSP Swiss Property AG (Registered)*	705	59,859
Relo Holdings, Inc.	227	26,738
Sagax AB, Class B	4,852	35,365
Savills PLC	6,621	70,909
SEA Holdings Ltd.	116,000	226,251
Sinarmas Land Ltd.	32,000	9,443
Sino Land Co., Ltd.	218,742	277,684
Sponda Oyj	120,343	490,398
St. Modwen Properties PLC	4,897	27,008
Sumitomo Real Estate Sales Co., Ltd.	1,100	22,851
Sumitomo Realty & Development Co., Ltd.	9,000	248,148
Sun Hung Kai Properties Ltd.(a)	30,435	327,702
Swire Pacific Ltd., Class A(a)	19,000	183,095
Swire Pacific Ltd., Class B	42,500	75,249
Swire Properties Ltd.	20,400	52,554
Swiss Prime Site AG (Registered)*(a)	1,605	128,131
TAG Immobilien AG	1,666	19,514
TAI Cheung Holdings Ltd.	153,000	113,234
Takara Leben Co., Ltd.(a)	45,236	228,300
TOC Co., Ltd.	2,600	20,273
Tokyo Tatemono Co., Ltd.	7,000	74,125
Tokyu Fudosan Holdings Corp.	17,000	109,668

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
UK Commercial Property Trust Ltd.(a)	23,527	$27,733
The UNITE Group PLC	5,392	49,180
UOL Group Ltd.	40,089	157,731
Vonovia SE	7,398	224,220
Wallenstam AB, Class B	9,740	69,288
The Wharf Holdings Ltd.	51,000	235,903
Wheelock & Co., Ltd.	24,000	91,123
Wheelock Properties Singapore Ltd.	28,000	26,853
Wihlborgs Fastigheter AB	4,169	79,977
Wing Tai Holdings Ltd.	258,200	278,463

		14,345,179
Road & Rail - 1.8%
Asciano Ltd.	20,678	130,177
Aurizon Holdings Ltd.	1,177	3,072
Canadian National Railway Co.	16,626	897,314
Canadian Pacific Railway Ltd.	2,754	329,560
Central Japan Railway Co.	4,000	730,351
ComfortDelGro Corp. Ltd.	36,000	71,580
DSV A/S	4,439	171,913
East Japan Railway Co.	7,600	689,910
Europcar Groupe S.A.*(b)	22,083	250,419
Firstgroup PLC*	666,162	878,804
Fukuyama Transporting Co., Ltd.(a)	5,000	24,408
Go-Ahead Group PLC	23,068	801,361
Hankyu Hanshin Holdings, Inc.	27,000	166,150
Keikyu Corp.	10,000	81,857
Keio Corp.	17,000	148,986
Keisei Electric Railway Co., Ltd.	7,000	91,703
Kintetsu Group Holdings Co., Ltd.	57,000	232,586
MTR Corp. Ltd.	27,023	121,871
Nagoya Railroad Co., Ltd.(a)	14,000	63,140
Nankai Electric Railway Co., Ltd.	15,000	87,598
National Express Group PLC(a)	233,250	1,000,867
Nikkon Holdings Co., Ltd.	2,600	46,216
Nippon Express Co., Ltd.	16,000	73,746
Nishi-Nippon Railroad Co., Ltd.	1,000	6,195
Northgate PLC(a)	77,740	368,316
Odakyu Electric Railway Co., Ltd.	17,000	178,194
Sankyu, Inc.	13,669	66,163
Seino Holdings Co., Ltd.	2,000	21,393
Senko Co., Ltd.	67,000	424,474
Sixt SE(a)	1,177	54,394
Sixt SE (Preference)	238	8,802
SMRT Corp. Ltd.	17,000	18,215
Sotetsu Holdings, Inc.	1,000	5,741

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Road & Rail - (continued)
Stagecoach Group PLC	17,200	$67,803
Stef S.A.(a)	1,938	128,631
Tobu Railway Co., Ltd.	20,000	96,477
Tokyu Corp.	23,000	176,872
TransForce, Inc.	2,300	34,322
Transport International Holdings Ltd.	111,600	296,822
West Japan Railway Co.	4,400	281,303

		9,327,706
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp.	2,300	20,993
ams AG	1,462	40,023
ARM Holdings PLC	27,954	393,752
ASM International N.V.	677	26,844
ASM Pacific Technology Ltd.(a)	5,000	36,041
ASML Holding N.V.	8,944	815,069
Dialog Semiconductor PLC*	1,976	59,953
Disco Corp.	300	28,001
EZchip Semiconductor Ltd.*	1,400	35,476
Imagination Technologies Group PLC*(a)	14,747	27,822
Infineon Technologies AG	24,788	329,372
Melexis N.V.	996	49,742
Nordic Semiconductor ASA*(a)	4,579	21,170
NuFlare Technology, Inc.	1,600	76,785
Rohm Co., Ltd.	2,200	97,947
Sanken Electric Co., Ltd.	61,475	191,435
SCREEN Holdings Co., Ltd.	9,000	68,690
Shinko Electric Industries Co., Ltd.	36,000	215,884
STMicroelectronics N.V.	17,751	115,552
Sumco Corp.	4,100	27,025
Tokyo Electron Ltd.	3,700	228,421
Tokyo Seimitsu Co., Ltd.	1,400	29,465
Tower Semiconductor Ltd.*	2,247	27,687
U-Blox AG*	98	19,655
Ulvac, Inc.	26,600	665,742
United Photovoltaics Group Ltd.*	256,000	18,749

		3,667,295
Software - 0.8%
AVEVA Group PLC	4,641	87,623
COLOPL, Inc.	1,000	18,973
Computer Modelling Group Ltd.	1,600	10,574
Constellation Software, Inc.	412	149,312
Dassault Systemes	3,571	275,078
The Descartes Systems Group, Inc.*	4,000	70,890
Fuji Soft, Inc.	13,900	309,080
Gemalto N.V.	2,111	126,454

	Shares	Value
Common Stocks - (continued)
Software - (continued)
GungHo Online Entertainment, Inc.(a)	6,700	$17,599
IGG, Inc.	427,000	194,768
Koei Tecmo Holdings Co., Ltd.	1,440	21,160
Konami Holdings Corp.(a)	1,500	34,271
Micro Focus International PLC	1,509	29,668
Nexon Co., Ltd.	2,100	33,617
NICE-Systems Ltd.	1,452	84,977
Nintendo Co., Ltd.	2,300	316,413
NSD Co., Ltd.	6,380	91,643
OBIC Business Consultants Co., Ltd.	1,000	39,235
Open Text Corp.	2,671	130,091
Oracle Corp.	200	8,970
Playtech PLC	4,162	45,371
The Sage Group PLC	30,651	270,001
SAP SE	19,094	1,512,154
Silverlake Axis Ltd.	56,400	21,992
SimCorp A/S	973	47,487
Software AG	3,343	112,317
Square Enix Holdings Co., Ltd.	1,800	42,627
Temenos Group AG (Registered)*	1,377	66,656
Trend Micro, Inc.(a)	2,500	103,663
UBISOFT Entertainment*	2,091	57,345
Xero Ltd.*	1,674	18,185

		4,348,194
Specialty Retail - 2.3%
ABC-Mart, Inc.	400	21,476
Adastria Co., Ltd.	1,110	65,739
Alpen Co., Ltd.	2,600	41,921
AOKI Holdings, Inc.	24,500	300,520
Aoyama Trading Co., Ltd.	500	19,597
AP Eagers Ltd.	1,953	16,370
Autobacs Seven Co., Ltd.(a)	1,400	24,157
AutoCanada, Inc.(a)	12,315	173,972
Automotive Holdings Group Ltd.	128,900	394,798
BCA Marketplace PLC(a)	21,168	50,295
BEP International Holdings Ltd.	200,000	17,474
Bic Camera, Inc.(a)	4,100	36,440
Bilia AB, Class A	20,961	391,111
Card Factory PLC	8,379	41,469
Chiyoda Co., Ltd.	2,800	76,901
Chow Sang Sang Holdings International Ltd.(a)	225,000	335,353
Chow Tai Fook Jewellery Group Ltd.(a)	16,000	9,251
Clas Ohlson AB, Class B	3,046	50,441
DCM Holdings Co., Ltd.(a)	58,100	415,600
Delek Automotive Systems Ltd.	19,972	177,775
Dixons Carphone PLC	35,564	238,970

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Dufry AG (Registered)*(a)	385	$41,557
Dunelm Group PLC(a)	400	4,970
EDION Corp.	48,400	359,007
Esprit Holdings Ltd.(a)	30,800	31,659
Fast Retailing Co., Ltd.(a)	1,200	380,919
FF Group*	230	3,596
Fielmann AG	1,276	95,737
Geo Holdings Corp.	19,700	300,386
Groupe Fnac S.A.*	135	7,742
Gulliver International Co., Ltd.(a)	5,300	56,868
Halfords Group PLC(a)	111,949	602,010
Hennes & Mauritz AB, Class B	15,870	517,097
Hikari Tsushin, Inc.	400	26,069
Hornbach Baumarkt AG	4,307	119,539
Howden Joinery Group PLC	19,460	138,296
Industria de Diseno Textil S.A.	23,011	751,578
JB Hi-Fi Ltd.(a)	53,554	887,183
Jin Co., Ltd.	900	38,137
Joyful Honda Co., Ltd.	4,200	80,555
JUMBO S.A.*	730	7,694
Kingfisher PLC	83,014	384,000
Kohnan Shoji Co., Ltd.	15,300	217,371
Komeri Co., Ltd.(a)	16,600	326,063
K’s Holdings Corp.	700	23,562
Laox Co., Ltd.*(a)	17,000	25,557
Leon’s Furniture Ltd.	12,615	124,514
L’Occitane International S.A.(a)	8,750	15,245
Lookers PLC	170,047	381,114
Luk Fook Holdings International Ltd.(a)	220,672	407,158
Mekonomen AB	1,344	27,429
Nitori Holdings Co., Ltd.	1,900	151,448
OSIM International Ltd.	10,000	7,131
Pal Co., Ltd.	6,800	138,735
Pendragon PLC(a)	781,320	438,999
Pets at Home Group PLC(a)	17,615	64,216
Premier Investments Ltd.	8,030	74,465
RONA, Inc.	52,219	456,418
Sa Sa International Holdings Ltd.(a)	449,481	122,436
Sanrio Co., Ltd.(a)	1,200	27,466
Shimachu Co., Ltd.	26,900	602,814
Shimamura Co., Ltd.(a)	500	55,094
Sports Direct International PLC*	3,304	19,478
Super Retail Group Ltd.	227	1,636
SuperGroup PLC(a)	1,528	31,884
T-Gaia Corp.	9,100	97,340
United Arrows Ltd.	200	9,565
USS Co., Ltd.	6,200	93,565
VT Holdings Co., Ltd.	6,300	36,427

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
WH Smith PLC	2,633	$68,797
Xebio Holdings Co., Ltd.	2,300	40,010
Yamada Denki Co., Ltd.(a)	23,500	112,778
Yellow Hat Ltd.	10,300	196,956

		12,129,900
Technology Hardware, Storage & Peripherals - 0.6%
Blackberry Ltd.*(a)	13,012	92,372
Brother Industries Ltd.(a)	10,500	103,990
Canon, Inc.	21,700	599,029
Elecom Co., Ltd.*	10,200	123,682
FUJIFILM Holdings Corp.	10,200	387,392
Hitachi Maxell Ltd.	20,800	299,978
Konica Minolta, Inc.	13,200	109,141
Logitech International S.A. (Registered)(a)	4,117	64,890
NEC Corp.	78,000	203,593
Neopost S.A.	19,739	470,957
Ricoh Co., Ltd.	21,000	200,173
Riso Kagaku Corp.	1,700	23,127
Seiko Epson Corp.(a)	10,400	138,993
Toshiba TEC Corp.	65,000	206,707
Wacom Co., Ltd.	16,500	62,148
Wincor Nixdorf AG*	284	14,293

		3,100,465
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG	3,835	394,135
Asics Corp.(a)	3,500	63,920
Brunello Cucinelli SpA	820	13,700
Burberry Group PLC	6,276	106,385
Christian Dior SE	1,078	181,733
Cie Financiere Richemont S.A. (Registered)(a)	9,181	593,609
Delta-Galil Industries Ltd.	1,795	46,376
Descente Ltd.	2,800	41,931
Gerry Weber International AG(a)	15,252	203,405
Gildan Activewear, Inc.(a)	5,230	131,414
Global Brands Group Holding Ltd.*	58,000	8,868
Gunze Ltd.	2,000	5,567
Hermes International	460	156,067
HUGO BOSS AG	1,310	103,987
The Japan Wool Textile Co., Ltd.	35,000	244,001
Kering(a)	1,377	231,022
Li & Fung Ltd.(a)	210,000	119,802
Luxottica Group SpA	3,725	231,963
LVMH Moet Hennessy Louis Vuitton SE	5,430	870,754
Moncler SpA	3,061	45,012
Onward Holdings Co., Ltd.(a)	11,000	68,145
OVS SpA*(b)	3,402	20,614
Pacific Textiles Holdings Ltd.	12,000	17,454

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Pandora A/S	2,925	$388,906
Puma SE	125	25,178
Regina Miracle International Holdings Ltd.*(b)	204,000	330,265
Safilo Group SpA*	58	623
Salvatore Ferragamo SpA	939	21,124
Samsonite International S.A.(a)	27,300	70,330
Seiko Holdings Corp.	13,000	60,777
Seiren Co., Ltd.	28,800	294,744
Sitoy Group Holdings Ltd.	80,000	26,931
Stella International Holdings Ltd.	14,000	33,566
The Swatch Group AG(a)	306	104,046
The Swatch Group AG (Registered)	1,197	79,263
Ted Baker PLC	2,102	89,719
Texwinca Holdings Ltd.	452,000	435,573
Tod’s SpA	231	18,147
TSI Holdings Co., Ltd.*	4,800	34,018
Wacoal Holdings Corp.	3,000	34,667
Yondoshi Holdings, Inc.	1,400	31,292
Yue Yuen Industrial Holdings Ltd.	12,500	42,963

		6,021,996
Thrifts & Mortgage Finance - 0.4%
Aareal Bank AG	2,262	61,630
Deutsche Pfandbriefbank AG*(b)	54,876	566,650
Equitable Group, Inc.	4,882	180,362
First National Financial Corp.(a)	8,176	127,702
Genworth MI Canada, Inc.(a)	1,000	17,218
Genworth Mortgage Insurance Australia Ltd.(a)	187,527	343,556
Home Capital Group, Inc.(a)	1,940	39,648
OneSavings Bank PLC	2,504	10,876
The Paragon Group of Cos. PLC	166,575	745,721

		2,093,363
Tobacco - 0.8%
British American Tobacco PLC	37,571	2,076,885
Imperial Tobacco Group PLC	21,166	1,136,708
Japan Tobacco, Inc.(a)	22,400	862,400
Swedish Match AB	3,162	112,173

		4,188,166
Trading Companies & Distributors - 1.9%
AddTech AB, Class B(a)	4,329	59,319
Advan Co., Ltd.	8,300	78,911
Ashtead Group PLC	12,752	162,618
BayWa AG(a)	8,257	241,186
Brenntag AG	3,066	149,141
Bunzl PLC(a)	8,670	229,734
Cramo Oyj	19,941	381,484
Diploma PLC	5,245	49,588

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
Finning International, Inc.	5,171	$65,554
Grafton Group PLC	3,975	39,695
Hanwa Co., Ltd.	102,000	420,419
Inabata & Co., Ltd.	25,000	235,824
Indutrade AB	882	46,769
ITOCHU Corp.	48,700	562,163
Iwatani Corp.	6,992	35,519
Kanamoto Co., Ltd.	21,523	518,764
Kanematsu Corp.	238,000	373,518
Kuroda Electric Co., Ltd.	18,100	288,547
Marubeni Corp.(a)	54,000	254,511
MISUMI Group, Inc.	8,100	97,081
Mitani Corp.	9,200	232,536
Mitsubishi Corp.	51,600	812,157
Mitsui & Co., Ltd.	62,000	694,181
MonotaRO Co., Ltd.(a)	800	18,106
Nagase & Co., Ltd.	4,900	57,635
Nippon Steel & Sumikin Bussan Corp.	77,000	246,777
Nishio Rent All Co., Ltd.	11,300	289,349
Noble Group Ltd.(a)	193,100	42,058
Ramirent Oyj	37,763	250,481
Rexel S.A.	12,156	143,438
Richelieu Hardware Ltd.	424	20,380
Russel Metals, Inc.	36,015	402,314
Seven Group Holdings Ltd.(a)	66,213	221,533
SIG PLC	326,170	621,831
Sojitz Corp.	32,000	67,930
Sumitomo Corp.(a)	38,000	372,891
Summit Ascent Holdings Ltd.*	56,000	13,167
Toromont Industries Ltd.	3,183	64,372
Toyota Tsusho Corp.	6,000	134,457
Travis Perkins PLC	6,388	165,370
Trusco Nakayama Corp.	3,300	115,847
Wolseley PLC	5,882	288,939
Yamazen Corp.	48,100	394,526
Yuasa Trading Co., Ltd.	3,500	77,537

		10,038,157
Transportation Infrastructure - 0.6%
Abertis Infraestructuras S.A.	5,386	79,872
Aena S.A.*(b)	1,598	176,802
Aeroports de Paris	921	103,992
Ansaldo STS SpA	8,581	91,551
ASTM SpA	17,340	188,190
Atlantia SpA	8,418	219,337
Auckland International Airport Ltd.	8,195	29,427
BBA Aviation PLC(a)	42,197	97,446
Flughafen Wien AG	215	18,858
Flughafen Zuerich AG (Registered)	50	36,744

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Fraport AG Frankfurt Airport Services Worldwide	267	$16,118
Groupe Eurotunnel SE (Registered)	15,890	182,082
Hamburger Hafen und Logistik AG	2,488	34,379
Hong Kong Aircraft Engineering Co., Ltd.	23,200	146,959
Hutchison Port Holdings Trust, Class U	34,400	16,340
Japan Airport Terminal Co., Ltd.	500	19,618
Kamigumi Co., Ltd.	10,000	88,713
Macquarie Atlas Roads Group	12,409	37,480
Mitsubishi Logistics Corp.	3,000	40,441
Port of Tauranga Ltd.	3,261	39,454
Qube Holdings Ltd.	17,365	27,883
SATS Ltd.	19,000	51,929
SIA Engineering Co., Ltd.	5,000	12,155
Societa Iniziative Autostradali e Servizi SpA	1,647	15,576
The Sumitomo Warehouse Co., Ltd.	74,000	375,302
Sydney Airport	31,234	145,374
Transurban Group	46,603	355,359
Westshore Terminals Investment Corp.(a)	33,747	314,388

		2,961,769
Water Utilities - 0.1%
The Athens Water Supply & Sewage Co. S.A.	22,909	115,267
Pennon Group PLC(a)	11,606	145,698
Severn Trent PLC	4,746	147,368
United Utilities Group PLC	14,842	201,376

		609,709
Wireless Telecommunication Services - 0.9%
Cellcom Israel Ltd.*	5,408	34,589
Drillisch AG	1,203	49,139
Freenet AG	2,099	64,900
KDDI Corp.	37,600	934,216
M1 Ltd.	7,000	11,361
Millicom International Cellular S.A. (SDR)	1,668	73,295
NTT DOCOMO, Inc.	27,800	580,272
Okinawa Cellular Telephone Co.	5,400	137,158
Rogers Communications, Inc., Class B	7,760	264,521
SmarTone Telecommunications Holdings Ltd.	45,240	69,637
SoftBank Group Corp.	17,841	775,888
StarHub Ltd.(a)	9,000	21,373
Tele2 AB, Class B	2,769	22,911
Vodafone Group PLC	471,494	1,497,475

		4,536,735

Total Common Stocks (Cost $579,868,661)		514,415,016

	No. of Rights	Value
Rights - 0.0%†
Saipem SpA, expiring 02/11/16 at 0.36 EUR*(a)	7,335	$23,017
Tritax Big Box REIT PLC, expiring 02/11/16 at 1.24 GBP*^	249	21

Total Rights (Cost $161,640)		23,038

	Principal Amount
Securities Lending Reinvestments(c) - 2.7%
Certificate of Deposit — 0.1%
Branch Banking & Trust Co.
0.34%, due 02/05/16	$500,000	500,000

Total Certificate of Deposit (Cost $500,000)		500,000

Master Demand Note - 0.1%
Natixis Financial Products LLC
0.62%, due 02/01/16	500,000	500,000

Total Master Demand Note (Cost $500,000)		500,000

Repurchase Agreements - 2.5%
Bank of America N.A., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $2,000,057, collateralized by various U.S. Government Agency Mortgage Securities, 3.00%, maturing 04/01/45; total market value $2,040,000	2,000,000	2,000,000
Citigroup Global Markets, Inc., 0.35%, dated 01/29/16, due 02/01/16, repurchase price $3,582,812, collateralized by various U.S. Treasury Securities, STRIPS, 0.00%, maturing 11/15/26 - 02/15/33; U.S. Government Agency Mortgage Securities, ranging from 0.78% - 8.00%, maturing 06/13/16 - 01/01/46; total market value $3,654,361	3,582,707	3,582,707

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Securities Lending Reinvestments(c) - (continued)
Repurchase Agreements - (continued)
Natixis, New York Branch, 0.46%, dated 01/29/16, due 02/01/16, repurchase price $1,500,058, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.75%, maturing 09/30/16 - 11/15/44; total market value $1,530,060	$1,500,000	$1,500,000
Societe Generale, New York Branch, 0.38%, dated 01/29/16, due 02/01/16, repurchase price $6,000,190, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 5.50%, maturing 08/15/33 - 10/20/64; total market value $6,120,000	6,000,000	6,000,000

Total Repurchase Agreements (Cost $13,082,707)		13,082,707

Total Securities Lending Reinvestments (Cost $14,082,707)		14,082,707

Total Investment Securities (Cost $594,113,008) — 101.7%		528,520,761

Liabilities in excess of other assets — (1.7%)		(8,951,553)

Net Assets — 100.0%		$519,569,208

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At 01/31/16, the value of these securities amounted to $472,083 or 0.09% of net assets.
†	Amount represents less than 0.05%.
(a)

The security or a portion of this security is on loan at 01/31/16. The total value of securities on loan at 01/31/16 was $63,336,794 which was collateralized in the form of cash with a value of $14,082,707; $11,302,556 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 02/11/16 - 11/15/45 and $42,436,794 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from 02/03/16 - 07/22/68; a total value of $67,822,057.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	The security was purchased with cash collateral held from securities on loan at 01/31/16. The total value of securities purchased was $14,082,707.

Percentages shown are based on Net Assets.

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CDI — CHESS Depositary Interest
CHF — Swiss Franc
CVA — Dutch Certificate
DKK — Danish Krone
EUR — Euro
FDR — Finnish Depositary Receipt
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
SEK — Swedish Krona
SGD — Singapore Dollar

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD — US Dollar

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,143,609
Aggregate gross unrealized depreciation	(97,908,554)

Net unrealized depreciation	$(68,764,945)

Federal income tax cost of investments	$597,285,706

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares®Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of January 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Futures Contracts	51	03/18/16	$1,670,988	$(89,585)
FTSE 100® Index Futures Contracts	13	03/18/16	1,107,721	6,057
Hang Seng Index Futures Contract	1	02/26/16	126,708	2,356
Nikkei 225 Index Futures Contracts	15	03/10/16	1,096,208	(64,663)
S&P Toronto Stock Exchange 60® Index Futures Contracts	7	03/17/16	748,922	3,115
SPI 200® Index Futures Contracts	6	03/17/16	526,799	7,380

				$(135,340)

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CAD	7,781	Morgan Stanley	USD	5,667	03/16/16	$(138)
DKK	459,137	Morgan Stanley	USD	67,856	03/16/16	(1,201)
EUR	1,183,010	Citibank N.A.	USD	1,308,817	03/16/16	(27,333)
GBP	298,023	Citibank N.A.	USD	451,415	03/16/16	(28,638)
HKD	542,184	Societe Generale	USD	69,977	03/16/16	(309)
ILS	914,679	Morgan Stanley	USD	237,454	03/16/16	(5,964)
JPY	315,239,600	The Toronto-Dominion Bank	USD	2,600,000	03/16/16	6,506
JPY	84,862,959	JPMorgan Chase Bank	USD	704,427	03/16/16	(2,752)
SEK	5,207,899	Citibank N.A.	USD	610,000	03/16/16	(1,833)
USD	29,156	Morgan Stanley	AUD	40,410	03/16/16	631
USD	278,550	Morgan Stanley	CHF	272,313	03/16/16	12,320
USD	1,000,000	The Toronto-Dominion Bank	EUR	909,733	03/16/16	14,540
USD	700,000	The Toronto-Dominion Bank	GBP	472,105	03/16/16	30,270
USD	235,000	Citibank N.A.	ILS	914,470	03/16/16	3,563
USD	1,840,000	The Toronto-Dominion Bank	JPY	222,055,800	03/16/16	3,969
USD	61,379	Bank of New York	NOK	533,926	03/16/16	230
USD	449,412	Societe Generale	SEK	3,813,694	03/16/16	4,057
USD	118,092	Societe Generale	SGD	166,885	03/16/16	940

						$8,858

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares®Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2016:

Australia	5.9%
Austria	0.3
Belgium	1.2
Canada	7.7
Denmark	1.3
Finland	1.1
France	7.0
Germany	6.5
Greece	0.2
Hong Kong	3.1
Ireland	0.5
Israel	1.0
Italy	2.4
Japan	27.1
Netherlands	2.3
New Zealand	0.4
Norway	0.9
Portugal	0.3
Singapore	1.7
Spain	2.4
Sweden	2.5
Switzerland	5.8
United Kingdom	17.4
Other[1]	1.0

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 99.6%
Aerospace & Defense - 0.3%
Aselsan Elektronik Sanayi ve Ticaret A/S	1,645	$10,060
AVIC International Holding HK Ltd.*	324,000	25,394
AviChina Industry & Technology Co., Ltd., Class H(a)	57,000	39,402
Bharat Electronics Ltd.	1,566	28,413
Embraer S.A.	22,400	160,273
Korea Aerospace Industries Ltd.*	1,804	106,534
S&T Dynamics Co., Ltd.	14,224	148,302
United Aircraft Corp. PJSC*	25,155,036	162,903

		681,281
Air Freight & Logistics - 0.1%
Blue Dart Express Ltd.	60	5,559
Hanjin Transportation Co., Ltd.	866	37,561
Hyundai Glovis Co., Ltd.	672	114,345
Kerry TJ Logistics Co., Ltd.	14,000	15,538
POS Malaysia Bhd	21,600	11,749
Sinotrans Ltd., Class H	116,000	52,315

		237,067
Airlines - 0.7%
Aeroflot - Russian Airlines PJSC*	405,412	272,247
Air Arabia PJSC	59,341	18,579
Air China Ltd., Class H	112,000	71,665
AirAsia Bhd	8,600	2,939
Asiana Airlines, Inc.*	4,720	17,972
Bangkok Airways Co., Ltd. (NVDR)	3,600	2,468
Cebu Air, Inc.	150,640	243,743
China Airlines Ltd.*	86,000	29,022
China Eastern Airlines Corp. Ltd., Class H*	52,000	25,055
China Southern Airlines Co., Ltd., Class H	78,000	46,903
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	19,200	32,466
Eva Airways Corp.*	51,627	26,946
Garuda Indonesia Persero Tbk PT*	7,432,616	213,131
Grupo Aeromexico SAB de CV*	22,400	48,788
Hanjin Kal Corp.	1,615	21,014
Jet Airways India Ltd.*	19,591	173,924
Korean Air Lines Co., Ltd.*	1,390	28,695
Latam Airlines Group S.A.*	11,984	61,622
Pegasus Hava Tasimaciligi A/S*	5,162	29,004

	Shares	Value
Common Stocks - (continued)
Airlines - (continued)
Thai Airways International PCL (NVDR)*	56,620	$13,073
Turk Hava Yollari AO*	32,504	80,279

		1,459,535
Auto Components - 2.0%
Actron Technology Corp.	7,000	24,672
Apollo Tyres Ltd.	7,111	15,447
Balkrishna Industries Ltd.	6,250	56,034
Bharat Forge Ltd.	4,506	55,335
Bosch Ltd.	224	57,738
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	5,506	13,617
Ceat Ltd.	13,048	180,801
Chaowei Power Holdings Ltd.*	504,000	295,943
Cheng Shin Rubber Industry Co., Ltd.	67,400	103,513
Cub Elecparts, Inc.*	1,149	13,114
Depo Auto Parts Ind Co., Ltd.	9,000	30,641
Dong Ah Tire & Rubber Co., Ltd.	823	15,789
Exide Industries Ltd.	15,469	27,404
Fuyao Glass Industry Group Co., Ltd., Class H*(a)(b)	24,400	49,221
Global & Yuasa Battery Co., Ltd.*	4,338	140,753
Halla Holdings Corp.	5,376	278,912
Hankook Tire Co., Ltd.*	4,060	157,808
Hanon Systems^	1,416	62,007
Hiroca Holdings Ltd.*	8,000	29,756
Hota Industrial Manufacturing Co., Ltd.	2,537	10,502
Hu Lane Associate, Inc.	8,000	32,636
Hyundai Mobis Co., Ltd.	3,696	796,911
Hyundai Wia Corp.*	707	61,919
Iron Force Industrial Co., Ltd.*	3,060	15,925
Kenda Rubber Industrial Co., Ltd.	28,733	40,724
Kumho Tire Co., Inc.*	5,524	28,797
Macauto Industrial Co., Ltd.	5,000	26,547
Mahindra CIE Automotive Ltd.*	6,379	22,061
Mahle-Metal Leve S.A.	6,900	41,662
Mando Corp.	381	54,025
Minth Group Ltd.	20,000	36,491
Motherson Sumi Systems Ltd.	14,074	55,185
Motonic Corp.	1,535	12,803
Nan Kang Rubber Tire Co., Ltd.*	25,000	20,397
Nemak SAB de CV(b)	117,600	149,268
Nexen Corp.	1,568	92,858
Nexen Tire Corp.	1,812	17,305

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
Nexteer Automotive Group Ltd.	15,000	$15,399
Rassini SAB de CV	3,402	12,542
S&T Holdings Co., Ltd.	3,167	80,172
S&T Motiv Co., Ltd.	48	3,379
Sanok Rubber Co. S.A.	2,092	24,079
SL Corp.*	10,192	148,345
Sri Trang Agro-Industry PCL (NVDR)	416,638	121,263
Sungwoo Hitech Co., Ltd.*	26,824	183,689
Tianneng Power International Ltd.*	560,000	414,450
Tong Yang Industry Co., Ltd.	16,400	22,605
Tube Investments of India Ltd.	3,206	19,627
Tung Thih Electronic Co., Ltd.	1,000	11,144
Tupy S.A.	1,600	7,069
Weifu High-Technology Group Co., Ltd., Class B	19,900	38,891

		4,227,175
Automobiles - 2.0%
Astra International Tbk PT	593,600	277,947
BAIC Motor Corp. Ltd., Class H(b)	91,500	65,132
Bajaj Auto Ltd.	1,848	63,761
Brilliance China Automotive Holdings Ltd.(a)	74,000	70,645
Byd Co., Ltd., Class H*	17,500	79,148
China Motor Corp.	36,000	22,731
Dongfeng Motor Group Co., Ltd., Class H	140,000	164,053
DRB-Hicom Bhd	518,300	129,731
Ford Otomotiv Sanayi A/S	2,839	30,982
Geely Automobile Holdings Ltd.	125,000	53,001
Ghabbour Auto*	298,184	101,679
Great Wall Motor Co., Ltd., Class H	168,000	127,573
Guangzhou Automobile Group Co., Ltd., Class H	145,984	122,109
Hero MotoCorp Ltd.	2,800	105,835
Hyundai Motor Co.	8,288	919,429
Hyundai Motor Co. (2nd Preference)	1,289	108,590
Hyundai Motor Co. (3rd Preference)	116	8,418
Hyundai Motor Co. (Preference)	821	66,357
Jiangling Motors Corp. Ltd., Class B	46,900	142,034
Kia Motors Corp.	14,448	544,105
Mahindra & Mahindra Ltd.	6,065	110,194
Mahindra & Mahindra Ltd. (GDR)	2,707	48,320

	Shares	Value
Common Stocks - (continued)
Automobiles - (continued)
Maruti Suzuki India Ltd.	3,640	$219,644
Oriental Holdings Bhd	17,800	28,232
Sanyang Motor Co., Ltd.*	35,000	22,205
Ssangyong Motor Co.*	2,570	14,019
Tata Motors Ltd.*	36,333	180,334
Tata Motors Ltd. (ADR)*	3,631	90,702
Tata Motors Ltd., Class A*	19,407	75,895
Tofas Turk Otomobil Fabrikasi A/S	5,005	34,463
TVS Motor Co., Ltd.	6,454	27,788
UMW Holdings Bhd	31,800	53,651
Yulon Motor Co., Ltd.	60,000	52,913
Yulon Nissan Motor Co., Ltd.	2,000	14,158

		4,175,778
Banks - 14.4%
Abu Dhabi Commercial Bank PJSC	101,469	165,752
AFFIN Holdings Bhd	3,510	1,825
Agricultural Bank of China Ltd., Class H	1,400,000	494,677
Ajman Bank PJSC*	60,785	36,408
Akbank TAS	95,992	233,189
Akbank TAS (ADR)	9,936	49,382
Al Khalij Commercial Bank QSC	3,010	14,056
Alior Bank S.A.*	1,395	20,570
Allahabad Bank	97,908	77,386
Alliance Financial Group Bhd	15,300	12,557
AMMB Holdings Bhd	20,400	21,407
Andhra Bank	122,089	93,800
Attijariwafa Bank	2,128	70,305
Axis Bank Ltd.	37,352	224,737
Banco Bradesco S.A.	39,200	191,048
Banco Bradesco S.A. (Preference)	140,000	632,160
Banco Davivienda S.A. (Preference)	77,896	552,861
Banco de Bogota S.A.	4,480	77,465
Banco de Chile	671,575	69,464
Banco de Credito e Inversiones	3,012	117,049
Banco do Brasil S.A.	61,600	212,253
Banco Santander Brasil S.A.	28,300	91,880
Banco Santander Chile	2,188,592	95,333
Bancolombia S.A.	10,300	70,352
Bancolombia S.A. (Preference)	21,923	159,590
Bangkok Bank PCL (NVDR)	25,300	107,976
Bank Central Asia Tbk PT	408,800	388,768
Bank Danamon Indonesia Tbk PT	266,000	78,400
Bank Handlowy w Warszawie S.A.	722	13,221

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Bank Mandiri Persero Tbk PT	268,800	$187,331
Bank Millennium S.A.*	20,424	27,015
Bank Negara Indonesia Persero Tbk PT	201,600	71,859
Bank of Ayudhya PCL (NVDR)	76,200	66,108
Bank of Baroda	26,544	49,039
Bank of China Ltd., Class H	4,200,000	1,640,530
Bank of Chongqing Co., Ltd., Class H	460,500	357,378
Bank of Communications Co., Ltd., Class H	1,253,978	758,878
Bank of India	10,862	16,050
Bank of the Philippine Islands	40,320	74,167
Bank Pan Indonesia Tbk PT*	119,500	5,942
Bank Pekao S.A.	4,368	146,472
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,348,800	211,503
Bank Pembangunan Daerah Jawa Timur Tbk PT	4,956,000	161,902
Bank Rakyat Indonesia Persero Tbk PT	313,600	255,547
Bank Tabungan Negara Persero Tbk PT	2,973,600	294,662
Bank Zachodni WBK S.A.*	1,293	82,536
Banque Centrale Populaire	1,392	30,122
Banregio Grupo Financiero SAB de CV	4,800	22,508
Barclays Africa Group Ltd.	9,912	89,744
BDO Unibank, Inc.	40,880	87,508
BIMB Holdings Bhd	21,580	18,126
BMCE Bank	376	7,981
BNK Financial Group, Inc.	13,133	98,478
BOC Hong Kong Holdings Ltd.	112,000	295,008
Canara Bank	6,769	19,346
Capitec Bank Holdings Ltd.	2,417	73,118
Chang Hwa Commercial Bank Ltd.	168,000	83,654
China CITIC Bank Corp. Ltd., Class H*	672,000	390,274
China Construction Bank Corp., Class H	5,420,982	3,294,583
China Development Financial Holding Corp.	448,000	106,700
China Everbright Bank Co., Ltd., Class H(a)	230,000	107,274
China Merchants Bank Co., Ltd., Class H	252,000	483,093
China Minsheng Banking Corp. Ltd., Class H	364,000	319,903
Chongqing Rural Commercial Bank Co., Ltd., Class H	187,000	94,667

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
CIMB Group Holdings Bhd	78,400	$78,306
City Union Bank Ltd.	41,138	48,485
The Commercial Bank QSC	7,059	76,978
Commercial International Bank Egypt SAE	35,560	142,875
Corpbanca S.A.	7,474,389	56,876
Credicorp Ltd.(a)	2,024	205,153
Credit Agricole Egypt SAE	6,907	16,760
CTBC Financial Holding Co., Ltd.	952,000	444,053
DGB Financial Group, Inc.	4,737	35,205
Doha Bank QSC	3,839	38,490
Dubai Islamic Bank PJSC	45,103	70,238
E.Sun Financial Holding Co., Ltd.	231,434	119,405
East West Banking Corp.*	258,000	85,982
EnTie Commercial Bank Co., Ltd.	33,000	14,007
Far Eastern International Bank	71,676	19,952
Federal Bank Ltd.	61,008	41,479
First Financial Holding Co., Ltd.	281,954	128,132
First Gulf Bank PJSC	36,288	99,783
Getin Noble Bank S.A.*	885,278	97,580
Grupo Aval Acciones y Valores S.A.*	87,165	28,180
Grupo Aval Acciones y Valores S.A. (Preference)	135,170	43,906
Grupo Elektra SAB de CV	3,360	63,069
Grupo Financiero Banorte SAB de CV, Class O	84,000	437,529
Grupo Financiero Inbursa SAB de CV, Class O(a)	72,800	116,767
Grupo Financiero Santander Mexico SAB de CV, Class B(a)	56,000	86,060
Grupo Security S.A.	49,464	13,231
Hana Financial Group, Inc.	16,800	299,875
Harbin Bank Co., Ltd., Class H(b)	2,296,000	592,965
Hong Leong Bank Bhd	13,572	42,725
Hong Leong Financial Group Bhd	13,843	45,977
Hua Nan Financial Holdings Co., Ltd.	224,150	99,510
Huishang Bank Corp., Ltd., Class H	2,000	892
ICICI Bank Ltd.	91,672	310,829
IDBI Bank Ltd.	23,563	20,377
Indian Bank	78,536	105,810
Indian Overseas Bank*	295,072	109,982
IndusInd Bank Ltd.	9,576	131,033

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Industrial & Commercial Bank of China Ltd., Class H	4,256,000	$2,203,779
Industrial Bank of Korea*	14,257	136,755
ING Bank Slaski S.A.	1,812	48,379
Intercorp Financial Services, Inc.	1,796	36,189
Itau Unibanco Holding S.A. (Preference)	168,000	1,042,803
Itausa – Investimentos Itau S.A.	54,129	92,918
Itausa – Investimentos Itau S.A. (Preference)	201,600	345,066
The Jammu & Kashmir Bank Ltd.	176,848	186,156
JB Financial Group Co., Ltd.	4,731	20,362
The Karur Vysya Bank Ltd.	38,136	251,843
Kasikornbank PCL (NVDR)	34,200	162,230
KB Financial Group, Inc.	21,336	543,677
Kiatnakin Bank PCL (NVDR)	29,400	32,706
King’s Town Bank Co., Ltd.	38,000	23,880
Komercni banka A/S	504	105,725
Krung Thai Bank PCL (NVDR)	148,100	72,118
Kwangju Bank	17,111	106,328
LH Financial Group PCL (NVDR)	290,449	12,680
Malayan Banking Bhd	95,200	196,586
Masraf Al Rayan QSC	9,352	86,698
mBank S.A.*	361	27,854
Mega Financial Holding Co., Ltd.	392,000	248,693
Metropolitan Bank & Trust Co.	57,772	86,082
National Bank of Abu Dhabi PJSC	43,120	86,638
The National Bank of Ras Al-Khaimah PSC	29,540	43,027
Nedbank Group Ltd.	6,048	71,298
Oriental Bank of Commerce	56,251	92,816
OTP Bank PLC(a)	7,504	159,158
Philippine National Bank*	22,283	23,382
Powszechna Kasa Oszczednosci Bank Polski S.A.*	28,952	174,809
Public Bank Bhd	33,600	148,794
Qatar International Islamic Bank QSC	1,346	23,847
Qatar Islamic Bank SAQ	2,367	55,265
Qatar National Bank SAQ	6,048	272,285
RHB Capital Bhd	46,067	60,425
Rizal Commercial Banking Corp.	407,980	280,406
Sberbank of Russia PJSC	625,800	803,041
Sberbank of Russia PJSC (Preference)	63,814	58,127

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Sekerbank TAS*	298,156	$154,127
Shengjing Bank Co., Ltd., Class H(b)	58,500	67,649
Shinhan Financial Group Co., Ltd.	25,872	832,980
The Siam Commercial Bank PCL (NVDR)	80,100	291,415
SinoPac Financial Holdings Co., Ltd.	280,000	74,751
Sociedad Matriz del Banco de Chile S.A., Class B	133,757	34,685
Standard Bank Group Ltd.	37,296	263,207
State Bank of Bikaner & Jaipur	12,771	100,113
State Bank of India	61,852	163,930
State Bank of India (GDR)	1,914	51,391
Syndicate Bank	117,392	116,393
Ta Chong Bank Ltd.*	75,774	29,207
Taichung Commercial Bank Co., Ltd.	35,032	9,647
Taishin Financial Holding Co., Ltd.	504,000	162,520
Taiwan Business Bank*	154,480	37,163
Taiwan Cooperative Financial Holding Co., Ltd.	280,000	115,906
Thanachart Capital PCL (NVDR)	11,200	11,832
Tisco Financial Group PCL (NVDR)	28,820	34,077
TMB Bank PCL (NVDR)	916,800	66,196
Turkiye Garanti Bankasi A/S	44,586	111,926
Turkiye Garanti Bankasi A/S (ADR)	30,454	79,180
Turkiye Halk Bankasi A/S	27,745	95,428
Turkiye Is Bankasi, Class C	64,352	100,450
Turkiye Sinai Kalkinma Bankasi A/S	46,892	23,290
Turkiye Vakiflar Bankasi TAO, Class D	74,050	94,322
UCO Bank	195,777	106,430
Union Bank of India	5,963	11,495
Union Bank of Taiwan	29,356	8,110
Union National Bank PJSC	52,009	48,143
VTB Bank PJSC	169,620,920	166,235
Woori Bank	15,371	112,824
Yapi ve Kredi Bankasi A/S	25,253	31,654
Yes Bank Ltd.	6,354	69,908

		30,870,742

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Beverages – 1.0%
Ambev S.A.	140,000	$649,924
Anadolu Efes Biracilik ve Malt Sanayii A/S	10,598	65,491
Arca Continental SAB de CV	12,200	72,799
Capevin Holdings Ltd.	66,091	39,281
Carabao Group PCL (NVDR)	2,800	2,880
Carlsberg Brewery Malaysia Bhd, Class B	1,300	3,654
Cia Cervecerias Unidas S.A.	7,790	84,792
Coca-Cola Embonor S.A. (Preference), Class B	4,368	6,211
Coca-Cola Femsa SAB de CV	16,800	117,901
Coca-Cola Icecek A/S	912	10,101
Distell Group Ltd.	563	5,603
Embotelladora Andina S.A. (Preference), Class B	4,656	13,256
Emperador, Inc.	146,700	22,598
Fomento Economico Mexicano SAB de CV	67,200	635,501
Fraser & Neave Holdings Bhd	2,700	11,892
Hey Song Corp.	23,500	23,474
Hite Jinro Co., Ltd.*	1,102	27,345
Lotte Chilsung Beverage Co., Ltd.*	24	43,640
Muhak Co., Ltd.	761	19,328
Organizacion Cultiba SAB de CV	4,800	6,618
Tibet 5100 Water Resources Holdings Ltd.	131,000	42,921
Tsingtao Brewery Co., Ltd., Class H(a)	10,000	35,398
United Breweries Ltd.	2,435	27,719
United Spirits Ltd.*	2,507	91,909
Vina Concha y Toro S.A.	960	1,528
Yantai Changyu Pioneer Wine Co., Ltd., Class B	9,600	29,937

		2,091,701
Biotechnology - 0.4%
3SBio, Inc.*(b)	19,980	24,003
Amicogen, Inc.*	459	27,297
Biocon Ltd.	6,724	48,475
Cell Biotech Co., Ltd.	1,065	60,405
China Biologic Products, Inc.*	400	51,308
China Regenerative Medicine International Ltd.*	1,170,000	51,864
Genexine Co., Ltd.*	364	30,756
Green Cross Corp.	214	38,198
iNtRON Biotechnology, Inc.*	1,370	75,534
Medigen Biotechnology Corp.*	12,099	25,405
Medy-Tox, Inc.	192	82,203
Naturalendo Tech Co., Ltd.*	1,586	24,010
OBI Pharma, Inc.*	4,000	71,991

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
PharmaEngine, Inc.	2,065	$14,185
Seegene, Inc.*	655	20,925
Taigen Biopharmaceuticals Holdings Ltd.*	29,000	24,357
Taiwan Liposome Co., Ltd.*	4,340	17,705
ViroMed Co., Ltd.*	336	54,006

		742,627
Building Products - 0.4%
Astral Polytechnik Ltd.	1,823	11,351
Byucksan Corp.*	3,380	23,484
China Lesso Group Holdings Ltd.	28,000	15,146
Chosun Refractories Co., Ltd.	791	53,310
Dynasty Ceramic PCL (NVDR)	172,800	20,794
IS Dongseo Co., Ltd.	630	19,390
Kajaria Ceramics Ltd.	960	13,782
KCC Corp.	250	91,229
LG Hausys Ltd.	146	14,370
Ras Al Khaimah Ceramics	292,544	234,956
Sintex Industries Ltd.	218,512	254,640
Sunspring Metal Corp.	17,000	22,590
Taiwan Glass Industry Corp.*	75,000	26,772
Trakya Cam Sanayii A/S	169,486	96,203
Xxentria Technology Materials Corp.	12,653	32,641

		930,658
Capital Markets - 1.5%
Administradora de Fondos de Pensiones Habitat S.A.	14,910	17,696
Brait SE*	8,456	87,458
Capital Securities Corp.	77,000	20,095
Central China Securities Co., Ltd., Class H	784,000	315,298
CETIP S.A. - Mercados Organizados	6,606	62,846
China Bills Finance Corp.	71,000	24,385
China Cinda Asset Management Co., Ltd., Class H	560,000	174,126
China Everbright Ltd.	38,000	78,120
China Galaxy Securities Co., Ltd., Class H(a)	191,500	139,266
CITIC Securities Co., Ltd., Class H(a)	140,000	268,385
Coronation Fund Managers Ltd.(a)	12,691	48,745
Daewoo Securities Co., Ltd.*	4,482	29,272
Daishin Securities Co., Ltd.	4,906	49,105
Daishin Securities Co., Ltd. (Preference)	1,500	8,996
Dubai Investments PJSC	52,361	23,664

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Edelweiss Financial Services Ltd.	20,970	$16,096
Egypt Kuwait Holding Co. SAE	44,496	21,803
Egyptian Financial Group-Hermes Holding Co.*	21,531	19,771
GF Securities Co., Ltd., Class H*(a)	56,000	111,959
Guotai Junan International Holdings Ltd.	130,800	34,453
Haitong Securities Co., Ltd., Class H(a)	112,000	167,795
Hanwha Investment & Securities Co., Ltd.*	34,664	100,040
Huatai Securities Co., Ltd., Class H*(b)	33,600	62,858
Hyundai Securities Co., Ltd.*	8,358	37,436
IIFL Holdings Ltd.*	23,970	73,523
Investec Ltd.	11,767	75,938
Jih Sun Financial Holdings Co., Ltd.	8,450	1,724
KIWOOM Securities Co., Ltd.*	188	8,609
Korea Investment Holdings Co., Ltd.*	1,176	45,514
Kresna Graha Investama Tbk PT*	37,900	6,094
Kyobo Securities Co., Ltd.	14,293	104,554
Macquarie Korea Infrastructure Fund	9,240	62,967
Masterlink Securities Corp.	728,000	192,823
Meritz Securities Co., Ltd.	15,042	45,920
Mirae Asset Securities Co., Ltd.*	1,916	30,125
NH Investment & Securities Co., Ltd.*	5,490	43,502
OSK Holdings Bhd	532,000	197,179
Pioneers Holding for Financial Investments SAE*	26,756	24,671
President Securities Corp.	43,000	16,252
PSG Konsult Ltd.	39,290	18,064
Religare Enterprises Ltd.*	3,905	17,544
Samsung Securities Co., Ltd.	2,759	86,528
Shinyoung Securities Co., Ltd.	996	41,206
SK Securities Co., Ltd.*	22,841	19,909
Waterland Financial Holdings Co., Ltd.	59,385	12,861
Yuanta Financial Holding Co., Ltd.	616,000	190,320
Yuanta Securities Korea Co., Ltd.*	893	2,309
Zeder Investments Ltd.(a)	121,275	36,306

		3,274,110

	Shares	Value
Common Stocks - (continued)
Chemicals - 3.4%
AECI Ltd.	93,632	$488,064
AK Holdings, Inc.	208	8,145
Akzo Nobel India Ltd.	2,414	47,663
Alpek SAB de CV	20,000	25,650
Asia Polymer Corp.	44,100	23,745
Asian Paints Ltd.	8,064	103,346
BASF India Ltd.	836	9,781
Batu Kawan Bhd	6,200	26,352
Bayer CropScience Ltd.	562	27,999
Berger Paints India Ltd.	9,474	37,190
Bloomage BioTechnology Corp. Ltd.	5,000	11,358
Braskem S.A. (Preference), Class A	6,800	40,602
Castrol India Ltd.	2,653	16,422
China BlueChemical Ltd., Class H	1,344,000	279,754
China Lumena New Materials Corp.*^	888,000	—
China Man-Made Fiber Corp.*	784,000	190,958
China Petrochemical Development Corp.*	105,700	25,206
China Steel Chemical Corp.	5,000	16,123
China Synthetic Rubber Corp.	29,430	20,260
Ciech S.A.*	384	7,337
Coromandel International Ltd.	50,680	126,294
D&L Industries, Inc.	85,000	14,449
Dongyue Group Ltd.	896,000	170,385
Eastern Polymer Group PCL (NVDR)	52,200	19,429
Eternal Materials Co., Ltd.	20,600	19,959
Everlight Chemical Industrial Corp.	28,940	17,709
Formosa Chemicals & Fibre Corp.	112,000	239,874
Formosa Plastics Corp.	168,000	388,031
Formosan Rubber Group, Inc.	322,000	164,199
Fufeng Group Ltd.	854,600	271,220
Godrej Industries Ltd.	3,377	17,458
Grand Pacific Petrochemical	616,000	283,633
Green Seal Holding Ltd.	2,000	6,659
Grupa Azoty S.A.*	1,225	30,906
Gubre Fabrikalari TAS	57,314	108,054
Gujarat Fluorochemicals Ltd.	1,704	12,015
Hansol Chemical Co., Ltd.	1,264	62,942
Hanwha Chemical Corp.	2,800	60,839
Huabao International Holdings Ltd.(a)	65,000	23,969

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Huchems Fine Chemical Corp.	1,440	$20,178
Hyosung Corp.*	1,426	128,458
Indorama Ventures PCL (NVDR)	61,700	36,261
Kolon Corp.	144	8,864
Kolon Industries, Inc.	1,008	49,774
Korea PetroChemical Ind Co., Ltd.	268	44,484
Kukdo Chemical Co., Ltd.	2,352	117,904
Kumho Petrochemical Co., Ltd.	1,432	60,319
LCY Chemical Corp.*	6,000	5,453
LG Chem Ltd.	1,344	331,264
LG Chem Ltd. (Preference)	179	32,399
Lotte Chemical Corp.	504	115,606
Max Ventures & Industries Ltd.*^	566	366
Mexichem SAB de CV	41,900	86,301
Monsanto India Ltd.	304	10,002
Namhae Chemical Corp.*	3,200	24,929
Nan Ya Plastics Corp.	168,000	291,276
Nantex Industry Co., Ltd.	17,425	12,518
OCI Co., Ltd.*	986	54,526
OCI Materials Co., Ltd.*	622	57,328
Omnia Holdings Ltd.	5,235	38,522
Petkim Petrokimya Holding A/S*	26,544	31,210
Petronas Chemicals Group Bhd	56,000	96,905
PhosAgro OAO	816	29,536
PI Industries Ltd.	3,821	36,627
Pidilite Industries Ltd.	3,715	30,991
PTT Global Chemical PCL (NVDR)	92,000	138,389
Rallis India Ltd.	3,030	7,374
Samsung Fine Chemicals Co., Ltd.	240	7,567
San Fang Chemical Industry Co., Ltd.	26,439	28,551
Scientex Bhd	85,400	215,812
Shinkong Synthetic Fibers Corp.	184,000	47,632
Sidi Kerir Petrochemicals Co.	5,418	7,189
Sinofert Holdings Ltd.	183,700	24,547
Sinopec Shanghai Petrochemical Co., Ltd., Class H*	224,000	89,797
SK Chemicals Co., Ltd.	785	52,512
SKC Co., Ltd.	952	24,497
Sociedad Quimica y Minera de Chile S.A. (Preference), Class B	4,733	75,943
Solar Applied Materials Technology Co.	230,000	124,874
Solar Industries India Ltd.	374	16,980

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Soulbrain Co., Ltd.	7,504	$236,280
Swancor Ind Co., Ltd.	7,338	34,778
Synthos S.A.	4,438	4,196
Taekwang Industrial Co., Ltd.	18	14,924
Taiwan Fertilizer Co., Ltd.	9,000	11,339
TSRC Corp.	28,900	20,589
Unid Co., Ltd.	3,584	125,854
Unipetrol A/S*	884	5,591
UPC Technology Corp.	48,000	12,570
UPL Ltd.	13,179	84,876
Uralkali PJSC*	25,462	58,423
USI Corp.	560,000	215,853
Victory New Materials Ltd. Co.*	24,200	45,369
Yingde Gases Group Co., Ltd.(a)	784,000	296,159
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	34,000	73,329

		7,297,774
Commercial Services & Supplies - 0.2%
China Everbright International Ltd.(a)	74,000	78,061
Cleanaway Co., Ltd.*	7,000	34,646
KEPCO Plant Service & Engineering Co., Ltd.*	987	81,914
S-1 Corp.	752	63,979
Taiwan Secom Co., Ltd.	11,165	31,113
Taiwan Shin Kong Security Co., Ltd.	24,240	27,957
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	5,978	59,311
Yestar International Holdings Co., Ltd.	60,000	22,973

		399,954
Communications Equipment - 0.3%
Accton Technology Corp.	350,000	356,955
Advanced Ceramic X Corp.	4,000	23,037
Alpha Networks, Inc.	1,300	610
BYD Electronic International Co., Ltd.*(a)	43,000	18,012
China All Access Holdings Ltd.	96,000	32,934
Humax Co., Ltd.	11,312	141,530
Senao Networks, Inc.	2,000	14,218
Wistron NeWeb Corp.	8,018	20,203
Zinwell Corp.	6,000	9,989
ZTE Corp., Class H(a)	30,480	54,750

		672,238
Construction & Engineering - 1.8%
Arabtec Holding PJSC*	93,066	30,152
BES Engineering Corp.	1,008,000	186,557

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Budimex S.A.	288	$13,537
CH Karnchang PCL (NVDR)	26,537	19,123
China Communications Construction Co., Ltd., Class H	224,000	196,000
China Machinery Engineering Corp., Class H	603,200	411,545
China Railway Construction Corp. Ltd., Class H(a)	96,000	94,608
China Railway Group Ltd., Class H	194,000	138,093
China Singyes Solar Technologies Holdings Ltd.*	336,000	158,441
China State Construction International Holdings Ltd.	60,000	95,749
Concord New Energy Group Ltd.	480,000	20,969
Continental Holdings Corp.*	346,850	99,568
CTCI Corp.	18,000	19,897
Daelim Industrial Co., Ltd.	1,179	76,705
Daewoo Engineering & Construction Co., Ltd.*	10,453	48,302
Dialog Group Bhd	147,088	55,932
Doosan Engineering & Construction Co., Ltd.*	24,472	89,099
e Tec E&C Ltd.	24	1,932
Engineers India Ltd.	7,896	22,410
Gamuda Bhd	44,800	49,275
GMR Infrastructure Ltd.*	102,144	19,563
Grana y Montero SAA	347,928	160,396
GS Engineering & Construction Corp.*	4,469	94,308
Hyundai Development Co-Engineering & Construction*	2,582	96,914
Hyundai Engineering & Construction Co., Ltd.	3,346	102,426
IJM Corp. Bhd	72,800	60,448
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	40,749	48,559
IRB Infrastructure Developers Ltd.	3,792	13,578
Italian-Thai Development PCL (NVDR)*	135,443	26,344
Kumho Industrial Co., Ltd.*	3,303	30,168
Kuo Toong International Co., Ltd.	19,045	16,481
Larsen & Toubro Ltd.	4,201	68,174
Larsen & Toubro Ltd. (GDR)	3,310	53,456
Malaysian Resources Corp. Bhd	70,600	19,880
NCC Ltd./India	54,009	51,242
Orascom Construction Ltd.*	4,443	28,657

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Promotora y Operadora de Infraestructura SAB de CV	6,100	$69,590
Promotora y Operadora de Infraestructura SAB de CV, Class L	2,300	22,712
Rich Development Co., Ltd.	359,467	94,348
Sadbhav Engineering Ltd.	7,246	32,986
Samsung Engineering Co., Ltd.*	9,341	98,560
Sinopec Engineering Group Co., Ltd., Class H	40,974	34,220
Sino-Thai Engineering & Construction PCL (NVDR)	41,571	25,129
Taeyoung Engineering & Construction Co., Ltd.*	10,080	40,357
Tekfen Holding A/S	161,616	210,228
UEM Edgenta Bhd	47,200	35,670
United Integrated Services Co., Ltd.	168,000	215,685
Voltas Ltd.	1,488	6,282
Waskita Karya Persero Tbk PT	410,793	51,741
Wijaya Karya Persero Tbk PT	88,000	17,887
Wilson Bayly Holmes-Ovcon Ltd.	33,768	226,352

		3,900,235
Construction Materials - 1.7%
ACC Ltd.	1,496	27,330
Akcansa Cimento A/S	26,937	119,680
Ambuja Cements Ltd.	17,528	50,445
Anhui Conch Cement Co., Ltd., Class H(a)	84,000	163,621
Asia Cement China Holdings Corp.	408,000	84,401
Asia Cement Co., Ltd.*	973	74,990
Asia Cement Corp.	61,020	47,681
BBMG Corp., Class H	868,000	478,452
Cementos Argos S.A.	21,736	64,730
Cementos Argos S.A. (Preference)	18,016	50,863
Cementos Pacasmayo SAA	179,218	232,368
Cemex SAB de CV*	420,000	189,567
Century Textiles & Industries Ltd.	2,602	20,093
CHC Resources Corp.	6,000	10,691
Chia Hsin Cement Corp.	309,000	83,698
China National Building Material Co., Ltd., Class H(a)	122,000	50,475
China Resources Cement Holdings Ltd.	40,170	9,600
China Shanshui Cement Group Ltd.*^	541,000	437,229

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction Materials - (continued)
Cimsa Cimento Sanayi ve Ticaret A/S	34,272	$166,627
Eugene Corp.	4,554	15,346
Goldsun Building Materials Co., Ltd.	179,000	41,236
Grupo Argos S.A.	11,536	57,572
Grupo Argos S.A. (Preference)	5,305	25,477
Hanil Cement Co., Ltd.	160	13,145
Holcim Indonesia Tbk PT	358,500	23,553
Indocement Tunggal Prakarsa Tbk PT	27,300	39,043
JK Lakshmi Cement Ltd.	657	2,920
Lafarge Malaysia Bhd	6,300	13,949
PPC Ltd.(a)	351,568	289,214
Prism Cement Ltd.*	10,157	11,343
Qatar National Cement Co. QSC	679	16,786
Qatari Investors Group QSC	1,355	10,589
The Ramco Cements Ltd.	4,924	28,219
Semen Indonesia Persero Tbk PT	121,100	97,144
Shree Cement Ltd.	281	43,674
The Siam Cement PCL (NVDR)	7,750	93,696
Siam City Cement PCL (NVDR)	3,700	28,683
Ssangyong Cement Industrial Co., Ltd.*	585	8,295
Taiwan Cement Corp.	112,000	89,365
TCC International Holdings Ltd.	1,232,000	178,875
Tipco Asphalt PCL (NVDR)	6,500	6,048
Tongyang Cement & Energy Corp.*	1,723	5,095
Tongyang, Inc.*	19,544	46,052
TPI Polene PCL (NVDR)	377,200	23,646
UltraTech Cement Ltd.	1,904	79,666
Union Andina de Cementos SAA	381	159
Universal Cement Corp.	46,389	28,387
West China Cement Ltd.	46,008	9,458
Wijaya Karya Beton Tbk PT	294,300	21,151

		3,710,327
Consumer Finance - 0.6%
AEON Credit Service M Bhd	40,700	107,750
AEON Thana Sinsap Thailand PCL (NVDR)	54,200	141,065
Bajaj Finance Ltd.	859	75,025
Credit China Holdings Ltd.	104,000	42,761
Credito Real SAB de CV SOFOM ER	15,700	32,959
Gentera SAB de CV	33,600	59,996
KB Capital Co., Ltd.	7,392	117,147

	Shares	Value
Common Stocks - (continued)
Consumer Finance - (continued)
KRUK S.A.	768	$30,767
Krungthai Card PCL (NVDR)	3,800	9,252
Mahindra & Mahindra Financial Services Ltd.	6,327	19,374
Muthoot Finance Ltd.	72,632	205,770
Samsung Card Co., Ltd.	1,989	63,126
Shriram City Union Finance Ltd.	224	4,668
SKS Microfinance Ltd.*	4,368	34,080
Srisawad Power 1979 PCL (NVDR)	1,140	1,499
Taiwan Acceptance Corp.	11,000	22,635
Unifin Financiera SAB de CV SOFOM ENR*	95,200	278,090

		1,245,964
Containers & Packaging - 0.6%
Beijing Enterprises Clean Energy Group Ltd.*	700,002	35,077
Cheng Loong Corp.	672,000	219,717
CPMC Holdings Ltd.	336,000	169,665
Great China Metal Industry	128,000	106,355
Greatview Aseptic Packaging Co., Ltd.	123,000	51,363
Klabin S.A.	21,300	111,281
Klabin S.A. (Preference)	90,400	82,764
Lock & Lock Co., Ltd.	2,071	22,197
Nampak Ltd.	47,835	58,786
Samkwang Glass	123	8,874
Taiwan Hon Chuan Enterprise Co., Ltd.	224,000	302,026

		1,168,105
Distributors - 0.2%
Dah Chong Hong Holdings Ltd.	616,000	231,905
Dogus Otomotiv Servis ve Ticaret A/S	39,623	145,386
Imperial Holdings Ltd.	7,760	59,215
Inter Cars S.A.	144	8,181
Test Rite International Co., Ltd.	23,000	13,729

		458,416
Diversified Consumer Services - 0.2%
Curro Holdings Ltd.*	14,134	37,780
Daekyo Co., Ltd.	4,590	34,878
Estacio Participacoes S.A.	13,800	40,203
Fu Shou Yuan International Group Ltd.	11,000	7,872
Kroton Educacional S.A.	84,000	177,632
Lung Yen Life Service Corp.	4,000	6,899

		305,264

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - 1.5%
African Bank Investments Ltd.*^	61,875	$1,206
Al Waha Capital PJSC	723,408	386,022
Alexander Forbes Group Holdings Ltd.(a)	122,992	41,384
Ayala Corp.	7,280	103,815
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	50,400	128,647
Bolsa Mexicana de Valores SAB de CV	34,600	46,945
BTG Pactual Group	15,000	62,694
Bursa Malaysia Bhd	3,200	6,469
Chailease Holding Co., Ltd.*	29,744	46,930
Corp. Financiera Colombiana S.A. - CD	1,295	14,247
Corp. Financiera Colombiana S.A. - ND*	12	127
Corp. Financiera Colombiana S.A.	1,065	11,800
Credit Analysis & Research Ltd.	1,685	30,040
Dubai Financial Market PJSC	67,052	20,811
Far East Horizon Ltd.	92,988	70,970
FirstRand Ltd.	100,408	282,405
Fubon Financial Holding Co., Ltd.	448,000	489,827
Grupo de Inversiones Suramericana S.A.	10,724	115,048
Grupo de Inversiones Suramericana S.A. (Preference)	1,425	14,924
GT Capital Holdings, Inc.	3,260	88,256
Haci Omer Sabanci Holding A/S	74,145	214,187
Hankook Tire Worldwide Co., Ltd.*	1,342	19,869
IFCI Ltd.	508,368	167,016
Inversiones La Construccion S.A.	23,632	236,353
JSE Ltd.	2,112	17,081
Meritz Financial Group, Inc.	2,333	24,033
Metro Pacific Investments Corp.	555,400	64,107
Moscow Exchange MICEX-RTS PJSC	43,465	55,481
NICE Holdings Co., Ltd.*	720	12,521
NICE Information Service Co., Ltd.*	3,576	28,664
Power Finance Corp. Ltd.	15,600	40,243
PSG Group Ltd.	3,885	44,506
Reliance Capital Ltd.	5,803	32,868
Remgro Ltd.	12,936	204,055
RMB Holdings Ltd.	20,440	72,376
Rural Electrification Corp. Ltd.	25,721	73,058

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Warsaw Stock Exchange	4,771	$40,411

		3,309,396
Diversified Telecommunication Services - 1.6%
Alibaba Health Information Technology Ltd.*(a)	40,000	19,993
APT Satellite Holdings Ltd.	45,750	32,977
Asia Pacific Telecom Co., Ltd.*	101,899	34,387
Asia Satellite Telecommunications Holdings Ltd.	84,000	106,850
Axtel SAB de CV*	71,226	31,168
China Communications Services Corp. Ltd., Class H	1,792,000	699,960
China Telecom Corp. Ltd., Class H	784,000	363,651
China Unicom Hong Kong Ltd.	172,000	188,954
Chunghwa Telecom Co., Ltd.	118,000	364,574
CITIC Telecom International Holdings Ltd.	48,000	16,529
Jasmine International PCL (NVDR)	82,400	7,195
KT Corp.	6,188	140,648
LG Uplus Corp.	9,718	78,464
Magyar Telekom Telecommunications PLC*	7,439	10,253
Maroc Telecom	7,626	88,844
Netia S.A.	45,272	61,877
O2 Czech Republic A/S	3,092	31,669
Oi S.A.*	255,601	139,261
Oi S.A. (Preference)*	163,604	67,158
Ooredoo QSC	3,976	85,733
Orange Polska S.A.	14,950	23,729
Rostelecom PJSC	60,284	69,173
Rostelecom PJSC (Preference)	29,982	25,915
Tata Communications Ltd.	5,003	29,483
Telefonica Brasil S.A. (Preference)	15,300	132,310
Telekom Malaysia Bhd	50,400	78,845
Telekomunikasi Indonesia Persero Tbk PT	1,608,400	389,986
Telkom S.A. SOC Ltd.	13,401	53,941
Thaicom PCL (NVDR)	21,800	16,320
TIME dotCom Bhd	9,600	17,652
True Corp. PCL (NVDR)*	132,016	26,231
Turk Telekomunikasyon A/S	9,573	17,466
XL Axiata Tbk PT*	157,100	41,912

		3,493,108

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - 1.3%
Centrais Eletricas Brasileiras S.A.*	3,900	$5,647
Centrais Eletricas Brasileiras S.A. (Preference), Class B	7,400	18,502
CESC Ltd.	47,544	316,808
CEZ A/S(a)	9,016	149,456
Cia de Transmissao de Energia Eletrica Paulista (Preference)	4,339	49,300
Cia Energetica de Minas Gerais	1,577	2,276
Cia Energetica de Minas Gerais (Preference)	45,571	67,004
Cia Paranaense de Energia	200	717
Cia Paranaense de Energia (Preference)	2,500	13,714
CPFL Energia S.A.*	16,800	67,751
E.CL S.A.	11,616	16,048
EDP - Energias do Brasil S.A.	11,890	35,851
Enea S.A.	7,827	22,469
Energa S.A.	13,573	44,949
Enersis S.A.	623,448	149,424
Equatorial Energia S.A.	5,600	50,392
First Philippine Holdings Corp.	168,560	197,390
Inter RAO UES PJSC	2,009,315	35,804
Interconexion Electrica S.A. ESP	27,794	62,605
Isagen S.A. ESP	11,611	13,870
Korea Electric Power Corp.*	14,000	614,230
Light S.A.	56,000	113,127
Luz del Sur SAA	7,464	17,527
Manila Electric Co.	6,720	43,719
PGE Polska Grupa Energetyczna S.A.	37,014	125,116
Reliance Infrastructure Ltd.	9,232	64,088
Rosseti PJSC*	21,079,296	126,221
RusHydro PJSC	8,359,136	72,141
Tata Power Co., Ltd.	45,904	40,644
Tauron Polska Energia S.A.	36,838	24,453
Tenaga Nasional Bhd	78,400	256,616
Torrent Power Ltd.	16,650	57,399
Transmissora Alianca de Energia Eletrica S.A.	1,100	4,759

		2,880,017
Electrical Equipment - 0.5%
ABB India Ltd.	1,456	20,830
AcBel Polytech, Inc.	3,000	2,137
Alstom T&D India Ltd.	2,883	19,039
Amara Raja Batteries Ltd.	2,733	33,751
Bharat Heavy Electricals Ltd.	29,794	60,881
Bizlink Holding, Inc.	9,026	43,184
Boer Power Holdings Ltd.	4,000	6,918
Chicony Power Technology Co., Ltd.*	112,000	124,976

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
China High Speed Transmission Equipment Group Co., Ltd.*	19,000	$14,525
Crompton Greaves Ltd.	12,473	31,505
CS Wind Corp.	2,413	42,669
Doosan Heavy Industries & Construction Co., Ltd.	2,184	30,604
ElSewedy Electric Co.	3,080	13,276
Havells India Ltd.	14,305	62,529
Jiangnan Group Ltd.	1,344,000	198,590
Korea Electric Terminal Co., Ltd.	144	12,011
Kung Long Batteries Industrial Co., Ltd.	5,000	20,397
LS Corp.	1,973	61,466
LS Industrial Systems Co., Ltd.	92	3,127
Schneider Electric Infrastructure Ltd.*	2,601	6,143
Shanghai Electric Group Co., Ltd., Class H	128,000	55,918
Shihlin Electric & Engineering Corp.	26,000	30,884
Suzlon Energy Ltd.*	39,024	11,671
Tech Pro Technology Development Ltd.*	96,000	25,286
Teco Electric and Machinery Co., Ltd.	56,000	43,591
Voltronic Power Technology Corp.*	1,260	19,465
Walsin Lihwa Corp.*	284,000	60,655
Xinjiang Goldwind Science & Technology Co., Ltd., Class H(a)	33,600	43,431

		1,099,459
Electronic Equipment, Instruments & Components - 3.7%
AAC Technologies Holdings, Inc.(a)	20,000	127,203
Asia Optical Co., Inc.*	32,000	29,660
AU Optronics Corp.	449,000	115,558
Aurora Corp.	7,000	11,108
Boardtek Electronics Corp.	12,000	9,791
Cal-Comp Electronics Thailand PCL (NVDR)	860,800	83,352
Career Technology MFG. Co., Ltd.	224,000	145,134
Cheng Uei Precision Industry Co., Ltd.	11,000	13,941
Chimei Materials Technology Corp.*	280,000	159,580

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
China Railway Signal & Communication Corp. Ltd., Class H*(b)	46,008	$23,055
Chin-Poon Industrial Co., Ltd.	12,000	18,790
Chroma ATE, Inc.	13,000	25,698
Compeq Manufacturing Co., Ltd.	76,000	43,315
Coretronic Corp.	23,000	17,903
Daeduck Electronics Co.*	23,632	155,326
Daou Data Corp.	1,207	12,937
DataTec Ltd.(a)	139,664	370,417
Delta Electronics Thailand PCL (NVDR)	24,200	53,672
Delta Electronics, Inc.	61,728	258,299
Digital China Holdings Ltd.	62,000	63,730
Dynapack International Technology Corp.	85,000	117,923
E Ink Holdings, Inc.*	48,000	20,661
Elite Material Co., Ltd.	8,000	13,798
Firich Enterprises Co., Ltd.	8,333	19,822
FLEXium Interconnect, Inc.	20,999	49,887
Flytech Technology Co., Ltd.	9,235	27,840
Hana Microelectronics PCL (NVDR)	52,000	44,385
HannStar Display Corp.*	1,960,000	245,753
Hollysys Automation Technologies Ltd.	2,100	38,661
Hon Hai Precision Industry Co., Ltd.	784,000	1,829,627
Inari Amertron Bhd	43,125	33,524
Innolux Corp.	442,489	125,165
Ju Teng International Holdings Ltd.	672,000	263,348
KCE Electronics PCL (NVDR)	22,300	47,586
KH Vatec Co., Ltd.	10,696	172,185
Kingboard Chemical Holdings Ltd.(a)	24,800	37,856
Kingboard Laminates Holdings Ltd.	48,000	19,242
Largan Precision Co., Ltd.	3,000	213,723
LG Display Co., Ltd.	13,427	245,268
LG Innotek Co., Ltd.	999	68,578
Lotes Co., Ltd.	40,000	144,582
Merry Electronics Co., Ltd.	5,300	8,839
MIN AIK Technology Co., Ltd.	20,000	29,756
Nan Ya Printed Circuit Board Corp.	11,000	10,757
Partron Co., Ltd.	33,208	299,146
PAX Global Technology Ltd.(a)	33,000	33,073
Posiflex Technologies, Inc.	6,241	29,391

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Redington India Ltd.	14,310	$21,831
Samart Corp. PCL (NVDR)	29,300	15,580
Samsung Electro-Mechanics Co., Ltd.	1,736	79,929
Samsung SDI Co., Ltd.	1,680	131,020
SFA Engineering Corp.	909	40,184
Simplo Technology Co., Ltd.	9,000	26,997
Sinbon Electronics Co., Ltd.	1,159	2,128
Sunny Optical Technology Group Co., Ltd.(a)	16,000	34,003
Synnex Technology International Corp.	49,000	45,711
Taiflex Scientific Co., Ltd.	124,000	133,903
Taiwan PCB Techvest Co., Ltd.	7,662	7,159
Test Research, Inc.	20,280	27,679
Tong Hsing Electronic Industries Ltd.	112,000	234,163
Tongda Group Holdings Ltd.(a)	330,000	52,153
TPK Holding Co., Ltd.	10,000	20,397
Tripod Technology Corp.	18,000	29,480
TXC Corp.	224,000	234,499
Wah Lee Industrial Corp.	168,000	217,953
Walsin Technology Corp.	280,000	156,640
Wasion Group Holdings Ltd.	21,100	12,959
Wintek Corp.*^	64,000	3,513
WPG Holdings Ltd.	49,000	47,328
WT Microelectronics Co., Ltd.	336,000	347,717
Yageo Corp.	23,256	36,414
Zhen Ding Technology Holding Ltd.	16,150	33,911

		7,922,096
Energy Equipment & Services - 0.2%
Bumi Armada Bhd	132,900	33,265
China Oilfield Services Ltd., Class H(a)	118,000	84,147
Gulf International Services QSC	2,297	27,005
SapuraKencana Petroleum Bhd	59,000	26,695
Sinopec Oilfield Service Corp., Class H*	238,000	51,986
TMK PAO	188,216	132,400
UMW Oil & Gas Corp. Bhd*	87,700	21,529
Wison Engineering Services Co., Ltd.*	889,014	86,813

		463,840
Food & Staples Retailing - 1.5%
7-Eleven Malaysia Holdings Bhd	95,100	34,332
Al Meera Consumer Goods Co. QSC	314	16,043
Almacenes Exito S.A.	13,141	55,051

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
BGF retail Co., Ltd.	396	$71,015
Big C Supercenter PCL (NVDR)	14,100	88,390
BIM Birlesik Magazalar A/S	8,716	147,124
Cencosud S.A.	44,266	90,096
China Resources Beer Holdings Company Ltd.	32,331	51,345
Cia Brasileira de Distribuicao (Preference)	6,302	59,938
CJ Freshway Corp.	672	44,337
Clicks Group Ltd.	2,592	14,166
Controladora Comercial Mexicana SAB de CV	21,900	39,044
Cosco Capital, Inc.	2,094,400	323,940
CP ALL PCL (NVDR)	121,120	138,128
DIXY Group PJSC*	43,736	162,786
Dongsuh Cos., Inc.	1,867	48,820
E-MART, Inc.	616	84,264
Eurocash S.A.	1,939	26,122
Grupo Comercial Chedraui S.A. de CV	9,800	25,574
GS Retail Co., Ltd.	662	36,167
Hyundai Greenfood Co., Ltd.	2,027	38,210
La Comer SAB de CV*	19,500	17,302
Magnit PJSC	1,736	265,474
Massmart Holdings Ltd.(a)	4,015	22,749
Matahari Putra Prima Tbk PT	95,800	11,614
Pick’n Pay Holdings Ltd.	191,352	298,461
Pick’n Pay Stores Ltd.	1,584	5,828
President Chain Store Corp.	15,000	98,763
Puregold Price Club, Inc.	47,000	32,550
Raia Drogasil S.A.	6,100	62,949
Robinsons Retail Holdings, Inc.	20,030	24,822
Shoprite Holdings Ltd.	9,912	90,935
The SPAR Group Ltd.	5,092	58,616
Sumber Alfaria Trijaya Tbk PT	642,200	28,439
Sun Art Retail Group Ltd.(a)	85,000	47,618
Taiwan TEA Corp.	484,000	197,447
Wal-Mart de Mexico SAB de CV	162,400	407,436

		3,265,895
Food Products - 2.7%
Agthia Group PJSC	13,259	25,233
Alicorp SAA*	34,635	50,894
Astra Agro Lestari Tbk PT	14,000	17,354
Astral Foods Ltd.	27,216	167,062
AVI Ltd.	15,242	76,306
Binggrae Co., Ltd.*	63	3,752
Biostime International Holdings Ltd.	2,500	7,227
BRF S.A.	22,400	268,774

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Britannia Industries Ltd.	1,401	$55,511
Charoen Pokphand Foods PCL (NVDR)	101,400	55,336
Charoen Pokphand Indonesia Tbk PT	322,400	78,289
China Agri-Industries Holdings Ltd.*	59,705	15,956
China Foods Ltd.*	10,789	3,424
China Huishan Dairy Holdings Co., Ltd.(a)	210,000	79,058
China Huiyuan Juice Group Ltd.*	24,000	8,696
China Mengniu Dairy Co., Ltd.	77,000	106,257
China Modern Dairy Holdings Ltd.	66,000	12,042
China Shengmu Organic Milk Ltd.*^(b)	73,000	16,789
CJ CheilJedang Corp.	224	76,884
Cosumar	8,120	155,282
Daesang Corp.*	945	29,795
Dharma Satya Nusantara Tbk PT	468,000	17,157
Dongwon F&B Co., Ltd.	79	25,171
Dongwon Industries Co., Ltd.	73	15,953
Dutch Lady Milk Industries Bhd	2,600	29,898
Easy Bio, Inc.*	26,040	125,541
Genting Plantations Bhd	12,700	34,967
GlaxoSmithKline Consumer Healthcare Ltd.	270	23,225
Great Wall Enterprise Co., Ltd.	5,800	3,480
Gruma SAB de CV, Class B	7,600	114,955
Grupo Bimbo SAB de CV*	39,200	109,308
Grupo Herdez SAB de CV	13,014	31,045
Grupo Industrial Maseca SAB de CV, Class B	4,800	6,166
Grupo Lala SAB de CV	9,600	22,700
Grupo Nutresa S.A.	9,240	66,197
Ichitan Group PCL (NVDR)	72,000	24,986
IJM Plantations Bhd	26,800	23,220
Illovo Sugar Ltd.	161,224	190,123
Imperial Pacific International Holdings Ltd.*	1,250,000	25,216
Indofood CBP Sukses Makmur Tbk PT	27,000	28,323
Indofood Sukses Makmur Tbk PT	176,200	79,306
Industrias Bachoco SAB de CV	7,300	26,294
IOI Corp. Bhd	109,300	127,582
JBS S.A.	28,000	75,232
Juhayna Food Industries	10,936	10,098

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Kaset Thai International Sugar Corp. PCL (NVDR)	10,400	$2,096
Kernel Holding S.A.	1,680	18,452
Khon Kaen Sugar Industry PCL (NVDR)	248,640	25,885
Kuala Lumpur Kepong Bhd	15,500	89,158
Kulim Malaysia Bhd	9,600	8,757
Lien Hwa Industrial Corp.	48,000	26,997
Lotte Confectionery Co., Ltd.*	33	66,556
Lotte Food Co., Ltd.*	80	63,058
M Dias Branco S.A.	600	8,659
Maeil Dairy Industry Co., Ltd.*	546	18,604
Marfrig Global Foods S.A.*	14,400	21,853
Mayora Indah Tbk PT	31,517	61,776
Namchow Chemical Industrial Co., Ltd.	17,000	30,800
Namyang Dairy Products Co., Ltd.	35	22,187
Nestle India Ltd.	616	49,805
Nestle Malaysia Bhd	2,200	39,182
Nong Shim Holdings Co., Ltd.	48	6,546
NongShim Co., Ltd.	169	66,041
Oceana Group Ltd.	6,740	47,417
Orion Corp.	112	96,222
Ottogi Corp.	63	74,303
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	62,400	6,455
Pioneer Foods Group Ltd.	1,536	12,744
PPB Group Bhd	10,300	41,101
Pulmuone Co., Ltd.	127	20,550
QL Resources Bhd	38,100	41,722
RCL Foods Ltd.	23,245	17,836
Sajo Industries Co., Ltd.*	1,818	94,016
Salim Ivomas Pratama Tbk PT	1,812,400	42,366
Samlip General Foods Co., Ltd.*	229	61,218
Samyang Corp.	2,584	244,628
Samyang Holdings Corp.	435	63,496
Sao Martinho S.A.	1,000	11,892
Sawit Sumbermas Sarana Tbk PT	15,300	2,205
Shenguan Holdings Group Ltd.	794,000	86,716
Standard Foods Corp.	11,689	27,875
Tata Global Beverages Ltd.	7,341	13,681
Tenwow International Holdings Ltd.	504,000	136,639
Thai Union Group PCL (NVDR)	106,400	54,789
Thai Vegetable Oil PCL (NVDR)	273,570	175,324
Tiger Brands Ltd.	4,648	85,055

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Tingyi Cayman Islands Holding Corp.(a)	66,000	$74,626
Tongaat Hulett Ltd.	78,624	441,036
TSH Resources Bhd	24,000	11,726
Ulker Biskuvi Sanayi A/S	9,877	62,971
Uni-President China Holdings Ltd.(a)	63,000	40,555
Uni-President Enterprises Corp.	168,000	279,685
United Plantations Bhd	1,200	7,180
Universal Robina Corp.	22,360	90,566
Want Want China Holdings Ltd.(a)	224,000	146,209
Wei Chuan Foods Corp.*	148,000	78,134
Yashili International Holdings Ltd.	34,000	7,601

		5,871,015
Gas Utilities - 0.7%
China Gas Holdings Ltd.	75,640	96,022
China Resources Gas Group Ltd.	32,000	79,189
China Tian Lun Gas Holdings Ltd.*	34,500	26,597
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	2,100	21,123
E1 Corp.	2,016	93,326
Empresa de Energia de Bogota S.A. ESP	123,299	66,812
ENN Energy Holdings Ltd.	20,000	89,042
GAIL India Ltd.	8,288	45,007
Gas Malaysia Bhd	20,300	11,432
Gasco S.A.	41,832	299,709
Great Taipei Gas Co., Ltd.	31,000	20,643
Gujarat State Petronet Ltd.	25,323	51,819
Indraprastha Gas Ltd.	4,015	33,116
Infraestructura Energetica Nova SAB de CV	6,400	25,008
Korea District Heating Corp.	1,960	97,109
Korea Gas Corp.	2,296	71,529
KyungDong City Gas Co., Ltd.	1,512	96,857
Perusahaan Gas Negara Persero Tbk	484,400	84,572
Petronas Gas Bhd	18,500	101,872
Samchully Co., Ltd.*	2,072	160,036
Towngas China Co., Ltd.	20,000	9,585

		1,580,405
Health Care Equipment & Supplies - 0.1%
DIO Corp.*	73	2,186
Ginko International Co., Ltd.	2,000	23,547
Hartalega Holdings Bhd	9,400	12,217
InBody Co., Ltd.	1,160	52,248
i-SENS, Inc.*	942	30,132

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Kossan Rubber Industries	4,800	$8,214
Lifetech Scientific Corp.*	196,000	32,990
Microport Scientific Corp.*	11,000	5,173
Osstem Implant Co., Ltd.*	96	6,598
Pihsiang Machinery Manufacturing Co., Ltd.	5,000	10,499
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	64,000	40,787
St. Shine Optical Co., Ltd.	1,000	19,167
Suheung Co., Ltd.	550	17,066
Top Glove Corp. Bhd	9,600	12,523
Value Added Technologies Co., Ltd.	510	20,419

		293,766
Health Care Providers & Services - 0.6%
Apollo Hospitals Enterprise Ltd.	2,016	43,749
Bangkok Chain Hospital PCL (NVDR)	110,900	25,605
Bangkok Dusit Medical Services PCL (NVDR)	154,800	95,308
Banmedica S.A.	32,151	44,811
Bumrungrad Hospital PCL (NVDR)	14,600	89,890
Chabiotech Co., Ltd.*	384	4,852
China Pioneer Pharma Holdings Ltd.	46,000	10,698
Chularat Hospital PCL (NVDR)	157,300	10,653
Diagnosticos da America S.A.	12,000	31,048
Fortis Healthcare Ltd.*	9,651	25,380
IHH Healthcare Bhd	61,600	97,255
KPJ Healthcare Bhd	25,006	26,059
Life Healthcare Group Holdings Ltd.(a)	33,214	72,966
Medicare Group	619	13,585
Mediclinic International Ltd.(a)	10,640	80,637
Medipost Co., Ltd.*	336	26,260
Mitra Keluarga Karyasehat Tbk PT	98,000	15,474
Netcare Ltd.	38,080	80,471
Odontoprev S.A.	12,500	31,409
Phoenix Healthcare Group Co., Ltd.	7,000	5,999
Qualicorp S.A.	5,294	17,767
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	34,200	65,475
Siloam International Hospitals Tbk PT	22,800	14,938
Sinopharm Group Co., Ltd., Class H	34,000	119,262

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Universal Health International Group Holding Ltd.	702,000	$87,492
Universal Medical Financial & Technical Advisory Services Co., Ltd.*(b)	28,026	19,986
Vibhavadi Medical Center PCL (NVDR)	3,449,500	200,797

		1,357,826
Hotels, Restaurants & Leisure - 0.6%
Ajisen China Holdings Ltd.	48,000	19,242
Alsea SAB de CV	10,400	36,751
The Ambassador Hotel	24,000	19,150
AmRest Holdings SE*	240	10,870
Bloomberry Resorts Corp.	79,300	6,823
Central Plaza Hotel PCL	1,600	1,769
Central Plaza Hotel PCL (NVDR)	12,500	13,818
China LotSynergy Holdings Ltd.	1,120,000	38,135
China Travel International Investment Hong Kong Ltd.	166,200	55,949
Cox & Kings Ltd.	5,559	18,640
Famous Brands Ltd.	1,152	8,416
Formosa International Hotels Corp.	1,311	8,494
Genting Bhd	61,600	116,825
Genting Malaysia Bhd	74,900	80,578
Grand Korea Leisure Co., Ltd.	1,040	19,822
Haichang Ocean Park Holdings Ltd.*(b)	134,000	27,548
Hana Tour Service, Inc.	465	37,855
Indian Hotels Co., Ltd.*	29,305	48,333
Jinmao Investments and Jinmao China Investments Holdings Ltd.	41,500	21,329
Jollibee Foods Corp.	20,790	89,530
Jubilant Foodworks Ltd.	144	2,699
Kangwon Land, Inc.*	3,024	103,919
Lion Travel Service Co., Ltd.*	5,000	14,923
Magnum Bhd	16,900	10,046
Minor International PCL (NVDR)	84,550	79,859
MK Restaurants Group PCL (NVDR)	1,500	2,246
Modetour Network, Inc.	741	19,685
Orbis S.A.	2,013	31,404
Paradise Co., Ltd.	1,338	16,517
REXLot Holdings Ltd.^	3,021,986	170,847
Shinsegae Food Co., Ltd.	120	16,165
Sun International Ltd.	2,112	10,361
Thomas Cook India Ltd.	3,534	10,428

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Travellers International Hotel Group, Inc.	190,000	$15,312
Tsogo Sun Holdings Ltd.	16,629	23,657
Wowprime Corp.*	2,133	8,893
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)	196,000	70,766

		1,287,604
Household Durables - 1.5%
Ability Enterprise Co., Ltd.*	168,000	99,023
AmTRAN Technology Co., Ltd.	560,000	257,848
Arcelik A/S	16,503	85,923
Corp. GEO SAB de CV*(a)	931	467
Coway Co., Ltd.	1,512	122,963
Cuckoo Electronics Co., Ltd.*	79	15,716
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	196,000	348,646
Ez Tec Empreendimentos e Participacoes S.A.	50,400	154,853
Haier Electronics Group Co., Ltd.	56,000	98,288
Hanssem Co., Ltd.*	513	116,387
Hyundai Livart Furniture Co., Ltd.	1,431	46,073
Kinpo Electronics, Inc.*	896,000	264,466
LG Electronics, Inc.	3,248	156,860
LG Electronics, Inc. (Preference)	690	17,640
MRV Engenharia e Participacoes S.A.	212,800	484,412
Oriental Weavers	11,424	9,790
PIK Group PJSC*	1,350	3,772
Skyworth Digital Holdings Ltd.(a)	123,246	63,501
Steinhoff International Holdings N.V.(a)	96,600	463,558
Symphony Ltd.	636	20,693
Tatung Co., Ltd.*	1,568,000	243,637
TCL Multimedia Technology Holdings Ltd.	44,000	23,518
TTK Prestige Ltd.	202	13,282
Vestel Elektronik Sanayi ve Ticaret A/S*	7,415	12,927
Videocon Industries Ltd.	11,388	18,958
Welling Holding Ltd.	590,000	95,518
Whirlpool of India Ltd.*	2,289	19,884
Yuxing InfoTech Investment Holdings Ltd.	102,000	26,998
Zeng Hsing Industrial Co., Ltd.*	4,000	17,098

		3,302,699

	Shares	Value
Common Stocks - (continued)
Household Products - 0.4%
Hindustan Unilever Ltd.	22,176	$266,886
Jyothy Laboratories Ltd.	618	2,612
Kimberly-Clark de Mexico SAB de CV, Class A	44,800	106,922
LG Household & Health Care Ltd.	336	277,734
LG Household & Health Care Ltd. (Preference)	64	30,695
Unilever Indonesia Tbk PT	28,000	74,599
Vinda International Holdings Ltd.	7,000	11,261

		770,709
Independent Power and Renewable Electricity Producers - 1.5%
Aboitiz Power Corp.	91,137	79,566
Adani Power Ltd.*	12,059	5,099
AES Gener S.A.	113,660	50,421
AES Tiete Energia S.A.	5,400	17,639
Aksa Enerji Uretim A/S*	23,830	19,082
Beijing Jingneng Clean Energy Co., Ltd., Class H	1,472,000	429,334
CGN Meiya Power Holdings Co., Ltd.*(a)(b)	896,000	131,242
CGN Power Co., Ltd., Class H(a)(b)	280,000	82,026
China Longyuan Power Group Corp. Ltd., Class H	128,000	75,654
China Power International Development Ltd.	206,000	91,051
China Power New Energy Development Co., Ltd.	3,360,000	254,714
China Resources Power Holdings Co., Ltd.	106,420	178,851
Cia Energetica de Sao Paulo (Preference), Class B	3,700	12,141
Colbun S.A.	138,415	35,166
Datang International Power Generation Co., Ltd., Class H	123,500	32,689
E.ON Russia JSC	177,178	7,148
Electricity Generating PCL (NVDR)	8,400	39,141
Empresa Nacional de Electricidad S.A.	87,640	114,715
Energy Development Corp.	273,600	31,465
Eneva S.A.*	3,416,200	101,988
First Gen Corp.	106,839	41,256
Glow Energy PCL (NVDR)	19,000	40,677

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Independent Power and Renewable Electricity Producers - (continued)
Huadian Fuxin Energy Corp. Ltd., Class H	1,878,000	$364,363
Huadian Power International Corp. Ltd., Class H	112,000	66,053
Huaneng Power International, Inc., Class H	230,000	187,656
Huaneng Renewables Corp. Ltd., Class H(a)	284,000	60,939
Inter Far East Energy Corp. (NVDR)	72,600	12,800
JSW Energy Ltd.	24,223	27,354
Lopez Holdings Corp.	1,288,000	141,910
Malakoff Corp. Bhd	184,800	72,052
NHPC Ltd.	43,444	13,409
NTPC Ltd.	65,128	136,680
Ratchaburi Electricity Generating Holding PCL (NVDR)	21,400	29,795
Reliance Power Ltd.	43,613	32,576
Renova Energia S.A.*	2,400	11,482
SPCG PCL (NVDR)	43,600	24,892
Superblock PCL (NVDR)*	243,200	7,895
Taiwan Cogeneration Corp.	53,000	36,724
Tractebel Energia S.A.	6,700	56,406

		3,154,051
Industrial Conglomerates - 2.2%
Aamal Co.	3,738	12,034
Aboitiz Equity Ventures, Inc.	52,640	64,626
Aditya Birla Nuvo Ltd.	952	12,249
Akfen Holding A/S	1,632	7,174
Alfa SAB de CV, Class A	117,600	218,270
Alliance Global Group, Inc.	203,700	63,269
AntarChile S.A.	2,559	23,057
Beijing Enterprises Holdings Ltd.	17,000	84,314
Berjaya Corp. Bhd	2,072,000	182,017
Berli Jucker PCL	200	188
Berli Jucker PCL (NVDR)	200	188
The Bidvest Group Ltd.	10,002	229,442
Cahya Mata Sarawak Bhd	15,700	19,573
CITIC Ltd.	392,000	551,017
CJ Corp.	392	96,128
Daesang Holdings Co., Ltd.*	1,814	26,025
DMCI Holdings, Inc.	220,950	52,861
Doosan Corp.	755	48,238
Enka Insaat ve Sanayi A/S	62,749	93,071
Far Eastern New Century Corp.	112,000	79,622
Fosun International Ltd.	84,000	110,304
Grupo Carso SAB de CV	11,200	44,947

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - (continued)
Grupo Industrial Saltillo SAB de CV	29,100	$47,267
Grupo KUO SAB De CV	14,400	24,333
Hanwha Corp.	2,132	64,819
Hanwha Techwin Co., Ltd.	1,999	53,856
HAP Seng Consolidated Bhd	35,500	61,516
Harim Holdings Co., Ltd.*	25,190	85,620
Hong Leong Industries Bhd	45,600	59,044
Hosken Consolidated Investments Ltd.	46,872	305,493
Industries Qatar QSC	2,106	59,005
Jaiprakash Associates Ltd.*	830,368	108,877
JG Summit Holdings, Inc.	75,040	105,513
KAP Industrial Holdings Ltd.	132,692	49,071
KOC Holding A/S	46,704	186,516
LG Corp.	3,864	237,532
LT Group, Inc.	54,200	18,086
Mannai Corp. QSC	192	4,304
MMC Corp. Bhd	34,200	15,228
Quinenco S.A.	30,977	55,386
Reunert Ltd.	16,813	67,738
Samsung C&T Corp.	2,856	354,945
San Miguel Corp.	49,660	75,975
Shanghai Industrial Holdings Ltd.(a)	16,000	34,784
Siemens Ltd.	1,779	26,754
Sigdo Koppers S.A.	51,483	59,434
Sime Darby Bhd	72,800	141,395
SK Holdings Co., Ltd.	1,064	209,445
SM Investments Corp.	8,960	155,601
Turkiye Sise ve Cam Fabrikalari A/S	29,348	29,648
Yazicilar Holding A/S, Class A	4,309	16,655

		4,732,454
Insurance - 2.7%
Allianz Malaysia Bhd*	8,300	19,816
Anadolu Hayat Emeklilik A/S	10,458	19,434
Bajaj Finserv Ltd.	1,104	30,279
Bangkok Life Assurance PCL (NVDR)	13,540	17,904
BB Seguridade Participacoes S.A.	20,900	120,266
Cathay Financial Holding Co., Ltd.	280,000	303,202
China Life Insurance Co., Ltd.	112,000	78,950
China Life Insurance Co., Ltd., Class H	231,000	557,402
China Pacific Insurance Group Co., Ltd., Class H	89,600	314,291
China Reinsurance Group Corp., Class H*	336,000	81,595

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
China Taiping Insurance Holdings Co., Ltd.*	44,800	$93,021
Discovery Ltd.	10,808	87,348
Dongbu Insurance Co., Ltd.	1,886	106,971
Hanwha General Insurance Co., Ltd.*	27,832	171,788
Hanwha Life Insurance Co., Ltd.	8,742	50,531
Hyundai Marine & Fire Insurance Co., Ltd.	3,317	89,503
KB Insurance Co., Ltd.	2,202	54,550
Korean Reinsurance Co.	3,079	34,028
Liberty Holdings Ltd.	3,013	21,224
Long Bon International Co., Ltd.	224,000	121,953
LPI Capital Bhd	12,306	46,203
Max India Ltd.	2,832	15,258
Max India Ltd.*^	2,832	1,829
Mercuries & Associates Holding Ltd.	280,000	161,260
Meritz Fire & Marine Insurance Co., Ltd.	1,700	21,199
MMI Holdings Ltd.(a)	53,663	76,411
Panin Financial Tbk PT*	10,438,400	117,456
The People’s Insurance Co. Group of China Ltd., Class H	339,320	134,719
PICC Property & Casualty Co., Ltd., Class H	247,634	418,087
Ping An Insurance Group Co. of China Ltd., Class H	168,000	754,428
Porto Seguro S.A.	3,700	24,090
Powszechny Zaklad Ubezpieczen S.A.	18,704	148,164
Qatar Insurance Co. SAQ	4,092	94,304
Qualitas Controladora SAB de CV*	162,400	179,672
Rand Merchant Investment Holdings Ltd.	56,111	139,395
Samsung Fire & Marine Insurance Co., Ltd.	1,288	320,147
Samsung Fire & Marine Insurance Co., Ltd. (Preference)	108	16,845
Samsung Life Insurance Co., Ltd.	3,304	303,145
Sanlam Ltd.	47,208	172,205
Santam Ltd.	665	7,466
Shin Kong Financial Holding Co., Ltd.	398,644	76,052
Sul America S.A.	14,461	65,010
Syarikat Takaful Malaysia Bhd	19,900	18,104

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Taiwan Fire & Marine Insurance Co., Ltd.	15,000	$9,426
Tongyang Life Insurance Co., Ltd.	1,754	14,923

		5,709,854
Internet & Catalog Retail - 0.1%
B2W Cia Digital*	5,926	19,549
CJ O Shopping Co., Ltd.	31	4,628
Cogobuy Group*(b)	10,000	10,819
GS Home Shopping, Inc.	85	11,557
Hyundai Home Shopping Network Corp.	35	3,255
Interpark Corp.	1,402	24,558
Interpark Holdings Corp.	1,875	16,812
NS Shopping Co., Ltd.*	672	102,854

		194,032
Internet Software & Services - 1.9%
Addcn Technology Co., Ltd.	1,300	9,846
Ahnlab, Inc.	620	34,855
Daou Technology, Inc.	192	3,267
HC International, Inc.*	40,000	18,348
Info Edge India Ltd.	3,761	43,992
Just Dial Ltd.	624	5,591
Kakao Corp.*	840	76,580
KT Hitel Co., Ltd.*	1,063	7,794
NAVER Corp.	896	469,337
PChome Online, Inc.	4,913	43,917
SBS Contents Hub Co., Ltd.	660	7,322
SINA Corp.*	1,900	87,305
Sohu.com, Inc.*	1,200	60,468
Tencent Holdings Ltd.(a)	169,188	3,149,918
Tian Ge Interactive Holdings Ltd.(b)	48,000	27,507

		4,046,047
IT Services - 1.4%
Chinasoft International Ltd.*	112,000	38,855
Cielo S.A.	28,000	235,937
eClerx Services Ltd.	1,429	29,681
EOH Holdings Ltd.	3,031	25,552
HCL Technologies Ltd.	16,912	215,706
Hexaware Technologies Ltd.	11,523	39,028
Hi Sun Technology China Ltd.*	204,000	29,619
Infosys Ltd.	63,224	1,085,038
KCP Co., Ltd.	907	16,379
Kginicis Co., Ltd.*	1,317	15,104
Mindtree Ltd.	3,156	68,444
Mphasis Ltd.	1,440	9,677
My EG Services Bhd	143,600	79,144
Nan Hai Corp. Ltd.*	1,650,000	37,313
Persistent Systems Ltd.	4,396	42,932
Posco ICT Co., Ltd.*	4,677	17,808

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Samsung SDS Co., Ltd.	1,176	$217,269
SONDA S.A.	7,485	11,996
Systex Corp.	16,000	24,477
Tata Consultancy Services Ltd.	14,728	518,862
Tech Mahindra Ltd.	13,552	100,106
TravelSky Technology Ltd., Class H	20,000	30,272
Vakrangee Ltd.	12,336	33,186
Wipro Ltd.	19,040	157,868

		3,080,253
Leisure Products - 0.1%
Giant Manufacturing Co., Ltd.	11,000	72,261
HLB, Inc.*	576	9,825
Johnson Health Tech Co., Ltd.	9,090	13,634
KMC Kuei Meng International, Inc.	2,158	7,897
Merida Industry Co., Ltd.	7,350	32,299
Samick Musical Instruments Co., Ltd.	5,259	13,357
Topkey Corp.*	9,192	30,054

		179,327
Life Sciences Tools & Services - 0.0%†
Divi’s Laboratories Ltd.	3,311	55,655

Machinery - 1.4%
AIA Engineering Ltd.	1,599	19,362
Airtac International Group	6,494	30,680
Ashok Leyland Ltd.	63,699	84,084
BEML Ltd.	768	11,873
China Conch Venture Holdings Ltd.	56,000	89,941
China Huarong Energy Co., Ltd.*	575,500	15,602
China International Marine Containers Group Co., Ltd., Class H	42,992	66,950
China Yuchai International Ltd.	13,300	124,887
CIMC Enric Holdings Ltd.	14,000	6,997
CSBC Corp. Taiwan	24,000	10,691
Cummins India Ltd.	2,089	28,425
Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	5,023	17,576
Doosan Infracore Co., Ltd.*	2,100	7,357
Eicher Motors Ltd.	336	81,907
Haitian International Holdings Ltd.	30,000	36,234
Hanjin Heavy Industries & Construction Co., Ltd.*	46,648	125,482
Hiwin Technologies Corp.	9,581	34,918
Hy-Lok Corp.	601	13,334
Hyundai Elevator Co., Ltd.*	547	22,242

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Hyundai Heavy Industries Co., Ltd.*	1,344	$103,135
Hyundai Mipo Dockyard Co., Ltd.*	388	23,463
Hyundai Rotem Co., Ltd.*	1,857	18,819
King Slide Works Co., Ltd.	3,000	38,830
Kinik Co.	18,000	26,889
Lakshmi Machine Works Ltd.	148	7,750
Lonking Holdings Ltd.	1,400,000	179,883
Otokar Otomotiv ve Savunma Sanayi A/S	706	22,923
QST International Corp.	1,000	2,340
Rechi Precision Co., Ltd.	21,969	15,947
Samsung Heavy Industries Co., Ltd.*	8,886	77,453
San Shing Fastech Corp.*	4,400	8,434
Sany Heavy Equipment International Holdings Co., Ltd.*	164,000	33,083
Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	154,300	364,765
Shanghai Zhenhua Heavy Industries Co., Ltd., Class B*	119,000	57,715
Shin Zu Shing Co., Ltd.	1,000	3,690
Sinotruk Hong Kong Ltd.	11,000	3,646
SKF India Ltd.	1,144	19,665
Syncmold Enterprise Corp.	74,000	102,107
Thermax Ltd.	2,214	27,350
Turk Traktor ve Ziraat Makineleri A/S	923	22,625
United Tractors Tbk PT	63,900	80,716
WEG S.A.	28,000	107,694
Weichai Power Co., Ltd., Class H(a)	728,000	692,189
Yungtay Engineering Co., Ltd.	16,000	20,757
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	48,000	12,458

		2,902,868
Marine - 0.3%
Cia Sud Americana de Vapores S.A.*	736,752	14,003
Evergreen Marine Corp. Taiwan Ltd.	23,230	8,083
Grindrod Ltd.	19,248	11,984
Hanjin Shipping Co., Ltd.*	4,400	11,010
Hyundai Merchant Marine Co., Ltd.*	1,355	3,221
Korea Line Corp.*	1,439	20,705
MISC Bhd	33,600	70,920

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Marine - (continued)
Qatar Navigation QSC	1,324	$31,095
Shipping Corp of India Ltd.*	80,584	97,291
Sincere Navigation Corp.	33,000	19,302
Sinotrans Shipping Ltd.(a)	91,500	14,225
Thoresen Thai Agencies PCL (NVDR)	46,419	10,003
Trencor Ltd.(a)	103,544	247,464
U-Ming Marine Transport Corp.	33,000	24,400
Wan Hai Lines Ltd.	32,000	16,894
Wisdom Marine Lines Co., Ltd.*	6,192	6,612
Yang Ming Marine Transport Corp.*	72,000	17,019

		624,231
Media - 1.6%
Alibaba Pictures Group Ltd.*(a)	300,000	60,518
Astro Malaysia Holdings Bhd	110,500	74,199
BEC World PCL (NVDR)	28,400	23,844
Cheil Worldwide, Inc.	1,603	30,218
CJ CGV Co., Ltd.	240	26,825
CJ E&M Corp.	658	50,548
CJ Hellovision Co., Ltd.	3,312	33,150
Cyfrowy Polsat S.A.*	13,505	71,155
Dish TV India Ltd.*	17,517	23,549
Global Mediacom Tbk PT	6,296,300	365,665
Grupo Televisa SAB(a)	67,200	355,535
Hyundai Hy Communications & Network Co., Ltd.	36,456	94,720
IHQ, Inc.*	5,251	8,913
Innocean Worldwide, Inc.	184	12,815
KEYEAST Co., Ltd.*	4,710	13,259
KT Skylife Co., Ltd.	2,187	27,271
Loen Entertainment, Inc.*	236	15,649
Major Cineplex Group PCL (NVDR)	25,300	19,825
Media Nusantara Citra Tbk PT	246,500	21,295
Megacable Holdings SAB de CV	16,800	61,484
MNC Investama Tbk PT	2,357,400	22,248
Multiplus S.A.	3,500	27,603
Naspers Ltd., Class N	13,384	1,680,155
Network 18 Media & Investments Ltd.*	27,440	19,323
Phoenix Satellite Television Holdings Ltd.	20,000	3,957
Plan B Media PCL (NVDR)*	68,200	11,547
SBS Media Holdings Co., Ltd.	8,899	26,053
SHOWBOX Corp.*	1,985	14,090
SM Entertainment Co.*	143	5,159
SMI Holdings Group Ltd.	256,014	26,316
Smiles S.A.	3,400	24,090

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Star Media Group Bhd	20,000	$11,215
Surya Citra Media Tbk PT	127,049	24,902
TV18 Broadcast Ltd.*	39,466	25,438
VGI Global Media PCL (NVDR)	70,796	7,608
Viva China Holdings Ltd.*	424,000	41,404
Wisdom Sports Group	71,000	37,768
YG Entertainment, Inc.	947	34,597
Zee Entertainment Enterprises Ltd.	14,840	91,835

		3,525,745
Metals & Mining - 3.3%
Alrosa PAO	102,663	84,272
Aluminum Corp. of China Ltd., Class H*(a)	150,000	44,906
Aneka Tambang Persero Tbk PT*	6,116,710	146,091
Angang Steel Co., Ltd., Class H(a)	120,000	51,652
Anglo American Platinum Ltd.*(a)	2,929	42,629
AngloGold Ashanti Ltd.*(a)	12,488	106,211
Assore Ltd.	1,776	9,244
Bradespar S.A. (Preference)	169,545	140,038
China Hongqiao Group Ltd.(a)	34,000	18,435
China Metal Products	191,725	144,926
China Metal Recycling Holdings Ltd.*^	51,000	–
China Molybdenum Co., Ltd., Class H	172,200	24,781
China Steel Corp.	392,000	208,714
China Zhongwang Holdings Ltd.	31,600	14,170
Chinalco Mining Corp. International*	128,000	11,019
Cia Minera Milpo SAA	411,421	171,885
Cia Siderurgica Nacional S.A.	23,100	20,402
Dongkuk Steel Mill Co., Ltd.*	46,088	197,591
Eregli Demir ve Celik Fabrikalari TAS	91,711	95,747
Ezz Steel*	17,574	16,519
Feng Hsin Steel Co., Ltd.	26,000	29,051
Gerdau S.A.	12,700	8,215
Gerdau S.A. (Preference)	43,582	39,033
Gloria Material Technology Corp.	313,900	158,657
Gold Fields Ltd.	32,011	107,307
Grupa Kety S.A.	616	41,909
Grupo Mexico SAB de CV(a)	140,000	271,019
Grupo Simec SAB de CV*	6,200	13,067
Hanson International Tbk PT*	1,189,335	57,848

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Hindalco Industries Ltd.	28,932	$30,050
Honbridge Holdings Ltd.*	112,000	9,642
Hyundai Steel Co.	4,772	194,438
Impala Platinum Holdings Ltd.*	18,700	38,670
Industrias Penoles SAB de CV(a)	6,840	64,753
Jastrzebska Spolka Weglowa S.A.*	34,135	73,578
Jiangxi Copper Co., Ltd., Class H(a)	39,000	38,986
Jindal Steel & Power Ltd.*	268,083	253,559
JSW Steel Ltd.	4,721	73,520
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	599,424	220,752
KGHM Polska Miedz S.A.	7,624	107,379
KISCO Corp.	3,136	97,305
KISWIRE Ltd.*	1,346	40,136
Korea Zinc Co., Ltd.*	448	162,923
Koza Altin Isletmeleri A/S	34,196	144,883
Magnitogorsk Iron & Steel Works OJSC	17,322	4,395
Minera Frisco SAB de CV*	30,500	13,464
MMC Norilsk Nickel PJSC	2,540	298,918
MMC Norilsk Nickel PJSC (ADR)	12,120	140,107
MMG Ltd.*	88,000	16,056
MOIL Ltd.	32,150	96,482
National Aluminium Co., Ltd.	27,956	14,209
Nickel Asia Corp.	101,064	8,696
NMDC Ltd.	38,765	46,116
Northam Platinum Ltd.*	22,914	45,367
Novolipetsk Steel AO	25,236	21,980
Poongsan Corp.	13,384	270,158
POSCO	4,368	650,336
POSCO Chemtech Co., Ltd.	96	949
Press Metal Bhd	521,600	233,496
Seah Besteel Corp.	761	16,059
SeAH Holdings Corp.	404	47,514
SeAH Steel Corp.	3,864	162,437
Severstal PAO	4,845	40,041
Severstal PAO (GDR)	2,805	22,636
Shougang Fushan Resources Group Ltd.	336,000	35,833
Sibanye Gold Ltd.	40,250	88,601
Stalprodukt S.A.	334	18,305
Steel Authority of India Ltd.	21,842	13,772
STP & I PCL	248,400	69,169
STP & I PCL (NVDR)	202,760	56,460
TA Chen Stainless Pipe	504,000	217,701
Tang Eng Iron Works Co., Ltd.*	8,000	10,679
Tata Steel Ltd.	7,277	26,770

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Ton Yi Industrial Corp.	46,000	$20,214
Tung Ho Steel Enterprise Corp.	32,000	16,174
Usinas Siderurgicas de Minas Gerais S.A.	13,721	10,889
Vale Indonesia Tbk PT*	129,900	13,627
Vale S.A.	44,800	108,334
Vale S.A. (Preference)	61,600	110,954
Vedanta Ltd.	55,245	58,397
Volcan Cia Minera SAA, Class B	1,795,014	123,609
Yeong Guan Energy Technology Group Co., Ltd.	6,425	40,280
Yieh Phui Enterprise Co., Ltd.	158,702	34,656
Young Poong Corp.*	29	23,028
Zhaojin Mining Industry Co., Ltd., Class H	19,500	10,999
Zijin Mining Group Co., Ltd., Class H(a)	226,000	50,817

		7,134,596
Multiline Retail - 0.8%
Aeon Co. M Bhd	10,800	6,498
El Puerto de Liverpool SAB de CV(a)	7,000	83,363
Far Eastern Department Stores Ltd.	57,012	28,474
Future Retail Ltd.	10,119	20,975
Golden Eagle Retail Group Ltd.	14,000	15,398
Gwangju Shinsegae Co., Ltd.	355	75,211
Hyundai Department Store Co., Ltd.	734	78,365
Intime Retail Group Co., Ltd.	68,000	51,287
Lojas Americanas S.A.	4,375	12,506
Lojas Americanas S.A. (Preference)	24,172	112,094
Lojas Renner S.A.	22,400	98,861
Lotte Shopping Co., Ltd.	921	182,064
Maoye International Holdings Ltd.	561,000	60,549
Matahari Department Store Tbk PT	80,900	93,967
Poya International Co., Ltd.	4,080	37,450
Ripley Corp. S.A.	649,602	257,600
Robinson Department Store PCL (NVDR)	6,500	7,003
SACI Falabella	31,080	205,615
Shinsegae Co., Ltd.	392	69,480
Springland International Holdings Ltd.	728,000	140,309
Taiwan FamilyMart Co., Ltd.	2,000	12,058

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Multiline Retail - (continued)
Woolworths Holdings Ltd.	22,008	$129,418

		1,778,545
Multi-Utilities - 0.2%
Qatar Electricity & Water Co. QSC	911	46,044
Tianjin Development Holdings Ltd.	286,000	135,598
YTL Corp. Bhd	334,600	125,626
YTL Power International Bhd	253,460	89,672

		396,940
Oil, Gas & Consumable Fuels - 6.0%
AAG Energy Holdings Ltd.*(b)	291,016	43,375
Adaro Energy Tbk PT	1,359,000	51,795
AK Transneft OAO (Preference)	80	201,273
The Bangchak Petroleum PCL (NVDR)	10,400	8,513
Banpu PCL (NVDR)	13,800	6,488
Bashneft PAO	648	17,367
Bashneft PAO (Preference)	1,904	43,801
Bharat Petroleum Corp. Ltd.	5,096	67,055
Cairn India Ltd.	12,174	21,908
China Coal Energy Co., Ltd., Class H(a)	165,000	55,757
China Petroleum & Chemical Corp., Class H	1,456,000	810,048
China Shenhua Energy Co., Ltd., Class H	196,000	292,633
CNOOC Ltd.	504,000	510,291
Coal India Ltd.	38,248	180,287
Cosan S.A. Industria e Comercio	8,000	50,035
Dana Gas PJSC*	2,507,120	300,332
Ecopetrol S.A.	345,864	107,093
Empresas COPEC S.A.	14,840	129,747
Energy Absolute PCL (NVDR)	70,200	43,811
Esso Thailand PCL (NVDR)*	741,500	100,852
Exxaro Resources Ltd.	6,974	26,624
Formosa Petrochemical Corp.	46,000	113,146
Gazprom PAO	520,030	944,613
Gazprom PAO (ADR)	73,857	263,817
The Great Eastern Shipping Co., Ltd.	36,960	183,173
Grupa Lotos S.A.*	1,404	8,804
GS Holdings Corp.	3,338	140,325
Hankook Shell Oil Co., Ltd.	56	22,654
Hindustan Petroleum Corp. Ltd.	5,022	60,369
Indian Oil Corp. Ltd.	26,799	158,834
Indo Tambangraya Megah Tbk PT	352,100	122,947

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Inner Mongolia Yitai Coal Co., Ltd., Class B	62,500	$47,125
IRPC PCL (NVDR)	425,900	50,775
Kunlun Energy Co., Ltd.(a)	130,022	96,729
Lubelski Wegiel Bogdanka S.A.	9,330	70,388
Lukoil PJSC	24,947	852,231
Lukoil PJSC (ADR)	589	19,832
Mangalore Refinery & Petrochemicals Ltd.*	8,266	7,946
MOL Hungarian Oil & Gas PLC	3,472	168,452
Novatek OAO	22,848	194,205
Oil & Natural Gas Corp. Ltd.	97,944	326,468
Oil India Ltd.	8,152	42,221
PetroChina Co., Ltd., Class H	672,000	410,133
Petroleo Brasileiro S.A.*	162,400	279,990
Petroleo Brasileiro S.A. (Preference)*	224,000	269,722
Petron Corp.	140,600	19,179
Petronas Dagangan Bhd	8,500	52,248
Polski Koncern Naftowy Orlen S.A.	16,385	249,836
Polskie Gornictwo Naftowe i Gazownictwo S.A.	49,392	62,790
PTT Exploration & Production PCL	469	748
PTT Exploration & Production PCL (NVDR)	81,921	130,679
PTT PCL (NVDR)	44,800	295,888
Qatar Fuel QSC	67	2,347
Qatar Gas Transport Co., Ltd.	9,675	55,012
Reliance Industries Ltd.	49,392	753,423
Rosneft OAO	65,838	238,527
Rosneft OAO (GDR)	3,546	12,588
Sasol Ltd.(a)	15,624	410,744
Semirara Mining & Power Corp.	12,450	31,014
Sinopec Kantons Holdings Ltd.	26,000	13,329
SK Gas Ltd.	2,824	170,773
SK Innovation Co., Ltd.	3,304	361,018
S-Oil Corp.	1,750	114,146
Sugih Energy Tbk PT*	431,300	11,679
Surgutneftegas OAO	399,114	194,061
Surgutneftegas OAO (ADR)	17,091	82,720
Surgutneftegas OAO (Preference)	302,606	185,082
Surgutneftegas OAO (Preference) (ADR)	12,172	72,910
Tambang Batubara Bukit Asam Persero Tbk PT	57,800	18,672
Tatneft PAO	42,360	191,265

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Tatneft PAO (ADR)	6,184	$166,968
Tatneft PAO (Preference)	968	2,380
Thai Oil PCL (NVDR)	57,200	102,850
Tupras Turkiye Petrol Rafinerileri A/S*	3,472	87,863
Ultrapar Participacoes S.A.	16,800	248,183
Yanzhou Coal Mining Co., Ltd., Class H(a)	1,344,000	540,512

		12,803,418
Paper & Forest Products - 0.4%
Chung Hwa Pulp Corp.	81,171	22,254
Duratex S.A.	16,699	22,019
Empresas CMPC S.A.	42,065	95,862
Fibria Celulose S.A.	6,700	73,442
Hansol Paper Co., Ltd.	9,612	169,968
Lee & Man Paper Manufacturing Ltd.	59,000	32,976
Long Chen Paper Co., Ltd.	392,000	117,350
Mondi Ltd.	3,808	62,676
Moorim P&P Co., Ltd.	16,184	57,168
Nine Dragons Paper Holdings Ltd.	59,000	36,691
Sappi Ltd.*	13,272	60,166
Superb Summit International Group Ltd.*^	395,000	74,099
Suzano Papel e Celulose S.A. (Preference), Class A	23,582	93,576
YFY, Inc.	31,000	9,392

		927,639
Personal Products - 0.6%
Amorepacific Corp.	952	321,992
Amorepacific Corp. (Preference)	166	31,915
AMOREPACIFIC Group	840	104,045
Bajaj Corp. Ltd.	4,145	23,376
Bioland Ltd.	931	21,782
Chlitina Holding Ltd.	1,000	9,749
CKH Food & Health Ltd.*	39,704	97,861
Colgate-Palmolive India Ltd.	1,572	19,870
Coreana Cosmetics Co., Ltd.	2,352	21,482
Cosmax BTI, Inc.	48	2,939
Cosmax, Inc.	216	33,691
Dabur India Ltd.	12,992	47,975
Emami Ltd.	1,351	20,048
Godrej Consumer Products Ltd.	3,360	60,636
Grape King Bio Ltd.	8,000	43,555
Hengan International Group Co., Ltd.(a)	22,012	195,716
Hypermarcas S.A.*	11,200	62,276
Karex Bhd	23,300	22,935
Korea Kolmar Co., Ltd.*	240	20,319

	Shares	Value
Common Stocks - (continued)
Personal Products - (continued)
Korea Kolmar Holdings Co., Ltd.*	443	$21,875
Marico Ltd.	13,902	45,396
Microbio Co., Ltd.*	45,365	33,747
Natura Cosmeticos S.A.	8,400	46,832
Procter & Gamble Hygiene & Health Care Ltd.	207	16,941
Sansung Life & Science Co., Ltd.*	738	17,420

		1,344,373
Pharmaceuticals - 2.0%
Abbott India Ltd.	589	43,954
Adcock Ingram Holdings Ltd.	14,870	36,464
Ajanta Pharma Ltd.	1,415	26,557
Aspen Pharmacare Holdings Ltd.*	7,952	134,534
Aurobindo Pharma Ltd.	6,809	83,686
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	34,000	36,827
Binex Co., Ltd.*	1,673	25,885
Boryung Pharmaceutical Co., Ltd.	327	17,592
Cadila Healthcare Ltd.	7,540	33,791
Celltrion, Inc.*	2,713	253,672
Center Laboratories, Inc.*	19,250	37,822
China Medical System Holdings Ltd.	39,000	45,300
China Shineway Pharmaceutical Group Ltd.	224,000	254,714
Chong Kun Dang Pharmaceutical Corp.*	331	39,618
Chongkundang Holdings Corp.*	2,074	198,941
Cipla Ltd.	7,728	66,615
Consun Pharmaceutical Group Ltd.	39,000	21,447
CSPC Pharmaceutical Group Ltd.	54,000	45,377
Dae Hwa Pharmaceutical Co., Ltd.	480	15,915
Daewoong Pharmaceutical Co., Ltd.*	452	32,046
Dawnrays Pharmaceutical Holdings Ltd.	36,000	24,284
Dong-A Socio Holdings Co., Ltd.	267	47,659
Dong-A ST Co., Ltd.	271	35,940
DongKook Pharmaceutical Co., Ltd.	450	24,285
Dr Reddy’s Laboratories Ltd.	2,645	121,009
Genomma Lab Internacional SAB de CV, Class B*	88,200	59,228

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
GlaxoSmithKline Pharmaceuticals Ltd.	690	$32,899
Glenmark Pharmaceuticals Ltd.	5,324	60,501
Green Cross Holdings Corp.	768	30,748
Hanmi Pharm Co., Ltd.	170	99,399
Hanmi Science Co., Ltd.	797	104,037
Hua Han Health Industry Holdings Ltd., Class H	3,360,000	341,058
Huons Co., Ltd.	844	57,304
Il Dong Pharmaceutical Co., Ltd.	838	19,956
Ilyang Pharmaceutical Co., Ltd.*	240	12,271
Jeil Pharmaceutical Co.	376	12,043
JW Pharmaceutical Corp.	945	32,632
Kalbe Farma Tbk PT	427,200	41,402
Kolon Life Science, Inc.	96	17,496
Komipharm International Co., Ltd.*	1,942	65,603
Kwang Dong Pharmaceutical Co., Ltd.*	4,882	50,290
Kyongbo Pharmaceutical Co., Ltd.*	7,840	111,169
Lee’s Pharmaceutical Holdings Ltd.	20,000	18,348
LG Life Sciences Ltd.*	940	54,413
Lupin Ltd.	6,343	159,866
Luye Pharma Group Ltd.*(a)	64,500	53,040
Natco Pharma Ltd.	3,518	27,420
Piramal Enterprises Ltd.	3,514	51,436
Richter Gedeon Nyrt	3,248	63,294
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H(a)	6,000	14,293
Sihuan Pharmaceutical Holdings Group Ltd.^	141,000	79,297
Sino Biopharmaceutical Ltd.	112,000	76,270
SSY Group Ltd.	240,165	62,025
Strides Shasun Ltd.	3,179	54,698
Sun Pharma Advanced Research Co., Ltd.*	1,560	7,187
Sun Pharmaceutical Industries Ltd.	32,760	421,315
Tempo Scan Pacific Tbk PT	161,200	20,596
Tong Ren Tang Technologies Co., Ltd., Class H	33,000	50,457
Torrent Pharmaceuticals Ltd.	2,422	49,914
TTY Biopharm Co., Ltd.	686	2,387
TWi Pharmaceuticals, Inc.*	3,000	14,218
Whanin Pharmaceutical Co., Ltd.*	1,318	22,317
Wockhardt Ltd.*	384	7,204

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Yuhan Corp.	354	$98,325
YungShin Global Holding Corp.	13,650	19,244

		4,279,534
Professional Services - 0.0%†
Sporton International, Inc.	6,238	37,423

Real Estate Investment Trusts (REITs) - 1.0%
Arrowhead Properties Ltd., Class A	80,208	39,852
Arrowhead Properties Ltd., Class B	11,587	5,721
Axis Real Estate Investment Trust	94,400	35,215
Capitaland Malaysia Mall Trust	72,500	25,126
Concentradora Fibra Danhos S.A. de CV	24,200	44,903
Concentradora Hipotecaria SAPI de CV	229,600	318,472
Emira Property Fund Ltd.	59,591	57,380
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	80,419	70,101
Fibra Uno Administracion S.A. de CV(a)	78,400	156,906
Fortress Income Fund Ltd.	41,750	90,590
Fortress Income Fund Ltd., Class A	69,357	63,381
Growthpoint Properties Ltd.	63,448	90,942
Hyprop Investments Ltd.	8,918	56,716
KLCCP Stapled Group	9,500	16,028
Mexico Real Estate Management S.A. de CV*	604,800	713,399
Pavilion Real Estate Investment Trust	11,800	4,516
PLA Administradora Industrial S de RL de CV*	33,600	53,596
Prologis Property Mexico S.A. de CV*	9,600	13,865
Redefine Properties Ltd.	130,592	78,027
Resilient REIT Ltd.	14,569	107,939
SA Corporate Real Estate Fund Nominees Pty Ltd.	219,812	60,137
Sunway Real Estate Investment Trust	39,400	13,939
Vukile Property Fund Ltd.	16,272	15,760

		2,132,511
Real Estate Management & Development - 5.8%
8990 Holdings, Inc.	67,600	9,590
Agile Property Holdings Ltd.	57,750	27,529
Alam Sutera Realty Tbk PT	6,680,800	155,683
Aldar Properties PJSC	160,421	96,085
Amata Corp. PCL (NVDR)	50,200	17,280
AP Thailand PCL (NVDR)	646,400	100,399

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Attacq Ltd.*(a)	36,064	$38,219
Ayala Land, Inc.	162,400	107,017
Bangkok Land PCL (NVDR)	1,110,200	44,430
Barwa Real Estate Co.	2,979	26,267
Beijing Capital Land Ltd., Class H	672,000	248,670
Beijing Properties Holdings Ltd.*	370,800	21,678
Belle Corp.	96,000	4,775
BR Malls Participacoes S.A.	12,500	36,913
BR Properties S.A.	9,600	19,465
Bumi Serpong Damai Tbk PT	454,800	57,118
C C Land Holdings Ltd.	952,000	294,792
Carnival Group International Holdings Ltd.*	409,223	60,993
Cathay Real Estate Development Co., Ltd.	23,000	8,900
Central China Real Estate Ltd.	456,016	82,615
Central Pattana PCL (NVDR)	25,700	32,186
China Aoyuan Property Group Ltd.	1,064,000	194,129
China Jinmao Holdings Group Ltd.(a)	138,000	35,817
China Merchants Land Ltd.	922,000	126,758
China Oceanwide Holdings Ltd.*	202,000	20,764
China Overseas Grand Oceans Group Ltd.	616,000	207,369
China Overseas Land & Investment Ltd.(a)	234,000	673,481
China Resources Land Ltd.	139,777	340,155
China SCE Property Holdings Ltd.*	1,120,000	240,323
China South City Holdings Ltd.	112,000	20,866
China Vanke Co., Ltd., Class H	66,314	149,961
China Vast Industrial Urban Development Co., Ltd.(b)	392,000	134,984
Chong Hong Construction Co., Ltd.	168,000	215,181
CIFI Holdings Group Co., Ltd.	241,149	45,238
Ciputra Development Tbk PT	590,951	54,483
Colour Life Services Group Co., Ltd.	47,000	30,859
Corp. Inmobiliaria Vesta SAB de CV	28,000	40,117
Country Garden Holdings Co., Ltd.(a)	392,446	150,265
Dalian Wanda Commercial Properties Co., Ltd., Class H(b)	33,600	160,383
DAMAC Properties Dubai Co. PJSC	88,648	55,268

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Deyaar Development PJSC*	167,706	$20,090
DLF Ltd.	5,566	7,901
Dongwon Development Co., Ltd.	27,555	85,384
Douja Promotion Groupe Addoha S.A.	86,128	228,767
Eastern & Oriental Bhd*	143,974	50,590
Echo Investment S.A.*	13,632	24,342
Eco World Development Group Bhd*	80,600	25,024
Emaar Malls Group PJSC*	88,120	54,939
Emaar Properties PJSC	101,528	135,166
Evergrande Real Estate Group Ltd.(a)	280,000	183,121
Ezdan Holding Group QSC	32,648	119,273
Fantasia Holdings Group Co., Ltd.	1,282,518	136,774
Filinvest Land, Inc.	7,000,000	217,419
Fullshare Holdings Ltd.*	132,500	30,985
Future Land Development Holdings Ltd.	1,164,000	140,586
Gemdale Properties & Investment Corp. Ltd.*	4,184,000	220,413
Globe Trade Centre S.A.*	11,472	19,389
Godrej Properties Ltd.	3,326	14,712
Goldin Properties Holdings Ltd.*	44,000	29,794
Greenland Hong Kong Holdings Ltd.*	392,000	109,800
Greentown China Holdings Ltd.*	25,500	19,134
Grupo GICSA S.A. de CV*	62,410	51,494
Guangzhou R&F Properties Co., Ltd., Class H	761,600	814,163
Guorui Properties Ltd.	11,000	3,972
Highwealth Construction Corp.	33,150	30,577
Hongkong Land Holdings Ltd.	39,200	245,784
Hopson Development Holdings Ltd.*	24,000	22,110
Housing Development & Infrastructure Ltd.*	30,593	32,969
Huaku Development Co., Ltd.	168,000	266,079
Huang Hsiang Construction Corp.	63,000	38,173
Hung Sheng Construction Ltd.*	392,000	164,032
Hydoo International Holding Ltd.	1,008,000	110,088
IGB Corp. Bhd	13,100	7,188
Iguatemi Empresa de Shopping Centers S.A.	4,800	24,098
IOI Properties Group Bhd	54,100	27,734

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Joy City Property Ltd.	186,000	$24,138
Kaisa Group Holdings Ltd.*^	66,000	13,229
Kindom Construction Corp.	224,000	93,732
Korea Real Estate Investment & Trust Co., Ltd.	21,070	55,096
KWG Property Holding Ltd.	46,418	29,045
Land & Houses PCL (NVDR)	104,100	25,637
Lippo Karawaci Tbk PT	809,900	62,029
Longfor Properties Co., Ltd.	59,000	74,746
LPN Development PCL (NVDR)	386,400	158,961
LSR Group PJSC	26,824	222,578
Mah Sing Group Bhd	994,310	306,310
MBK PCL (NVDR)	476,000	185,165
Medinet Nasr Housing*	5,276	16,764
Megaworld Corp.	413,000	30,943
Mingfa Group International Co., Ltd.*	36,000	8,789
Multiplan Empreendimentos Imobiliarios S.A.	1,400	14,420
New World China Land Ltd.(a)	112,000	108,074
Oberoi Realty Ltd.	1,621	5,809
Pakuwon Jati Tbk PT	1,037,300	33,736
Palm Hills Developments SAE*	53,421	15,010
Parque Arauco S.A.	13,728	21,472
Poly Property Group Co., Ltd.(a)	71,000	19,066
Powerlong Real Estate Holdings Ltd.(a)	840,000	148,943
Prince Housing & Development Corp.	59,197	16,372
Pruksa Real Estate PCL (NVDR)	24,700	17,454
Quality Houses PCL (NVDR)	352,625	21,513
Radium Life Tech Co., Ltd.*	504,000	154,205
Red Star Macalline Group Corp. Ltd., Class H*(b)	56,000	50,655
Redco Properties Group Ltd.(b)	56,000	40,438
Renhe Commercial Holdings Co., Ltd.*	746,000	31,152
Road King Infrastructure Ltd.	196,000	155,886
Robinsons Land Corp.	47,500	24,921
Ruentex Development Co., Ltd.	36,088	41,460
Sansiri PCL (NVDR)	4,032,000	170,386
Shanghai Industrial Urban Development Group Ltd.*	134,000	23,243
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B^	16,200	54,043
Shenzhen Investment Ltd.	112,266	42,842
Shimao Property Holdings Ltd.	57,500	79,791

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Shining Building Business Co., Ltd.*	204,371	$57,687
Shui On Land Ltd.(a)	122,666	29,631
Sino-Ocean Land Holdings Ltd.	171,267	85,822
Sinyi Realty, Inc.	19,499	15,207
SM Prime Holdings, Inc.	341,600	151,623
SOHO China Ltd.(a)	84,500	39,086
SP Setia Bhd Group	15,359	10,720
Summarecon Agung Tbk PT	313,000	32,834
Sunac China Holdings Ltd.	65,000	39,921
Sunshine 100 China Holdings Ltd.*(b)	560,000	253,275
Sunway Bhd	42,533	30,198
Supalai PCL (NVDR)	22,800	11,613
Taiwan Land Development Corp.	71,500	22,091
Talaat Moustafa Group	43,834	29,222
Times Property Holdings Ltd.	336,000	132,969
Top Spring International Holdings Ltd.*	246,000	112,208
U City PCL (NVDR)*	30,211,700	25,365
UEM Sunrise Bhd	114,900	27,239
Union Properties PJSC	109,478	18,480
United Development Co. QSC	3,570	18,043
UOA Development Bhd	14,400	7,174
Vista Land & Lifescapes, Inc.	3,038,000	238,450
Wanda Hotel Development Co., Ltd.*	150,000	15,804
WHA Corp. PCL (NVDR)*	394,090	29,557
Wuzhou International Holdings Ltd.*	156,000	16,236
Yida China Holdings Ltd.	82,000	29,501
Yuexiu Property Co., Ltd.	226,520	32,598
Yuzhou Properties Co., Ltd.(a)	952,000	220,176
Zall Development Group Ltd.	69,000	13,653
Zhuguang Holdings Group Co., Ltd.*	160,000	27,959

		12,471,464
Road & Rail - 0.3%
Blue Bird Tbk PT	35,300	14,927
BTS Group Holdings PCL (NVDR)	92,840	21,175
CAR, Inc.*(a)	37,000	46,114
CJ Korea Express Corp.*	453	83,126
Container Corp. of India Ltd.	1,750	30,599
Dazhong Transportation Group Co., Ltd., Class B	47,400	51,856
Evergreen International Storage & Transport Corp.	66,000	25,638

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Road & Rail - (continued)
Guangshen Railway Co., Ltd., Class H	112,000	$47,201
JSL S.A.	100	171
Localiza Rent a Car S.A.	8,020	43,756
PKP Cargo S.A.	21,709	259,495

		624,058
Semiconductors & Semiconductor Equipment - 3.6%
A-DATA Technology Co., Ltd.	140,131	146,699
Advanced Semiconductor Engineering, Inc.	224,000	239,538
Advanced Wireless Semiconductor Co.	10,000	23,547
Ardentec Corp.	336,000	216,693
ASMedia Technology, Inc.*	2,000	12,448
China Electronics Corp Holdings Co., Ltd.	46,000	13,594
Chipbond Technology Corp.	23,000	32,184
ChipMOS Technologies, Inc.	8,000	7,535
Darwin Precisions Corp.	49,000	12,464
Dongbu HiTek Co., Ltd.*	18,190	208,618
Elan Microelectronics Corp.	11,000	13,924
Elite Advanced Laser Corp.	9,600	36,283
Elite Semiconductor Memory Technology, Inc.	224,000	184,777
eMemory Technology, Inc.	3,000	34,556
Eo Technics Co., Ltd.*	508	52,923
Epistar Corp.	20,436	17,133
E-Ton Solar Tech Co., Ltd.*	299,000	100,451
Everlight Electronics Co., Ltd.	16,000	26,589
Faraday Technology Corp.*	20,400	26,986
FocalTech Systems Co., Ltd.	224,000	188,472
GCL-Poly Energy Holdings Ltd.(a)	918,020	116,775
GemVax & Kael Co., Ltd.*	336	5,997
Gigasolar Materials Corp.	1,380	27,735
Gigastorage Corp.*	8,000	7,679
Gintech Energy Corp.*	17,053	16,292
Globetronics Technology Bhd	16,200	21,327
Greatek Electronics, Inc.	13,000	13,317
Hansol Technics Co., Ltd.*	2,200	42,664
Hermes Microvision, Inc.	2,000	48,354
Holtek Semiconductor, Inc.	19,000	27,927
Hua Hong Semiconductor Ltd.*(b)	280,000	214,420
Inotera Memories, Inc.*	110,000	93,708
ISC Co., Ltd.	279	5,469
King Yuan Electronics Co., Ltd.	40,000	26,397
Kinsus Interconnect Technology Corp.	15,000	31,181
Koh Young Technology, Inc.	1,153	35,103
LEENO Industrial, Inc.	1,386	44,740

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Lextar Electronics Corp.*	8,000	$3,768
Macronix International*	61,000	7,154
MediaTek, Inc.	45,000	288,864
Motech Industries, Inc.*	5,000	6,014
Nanya Technology Corp.	19,897	23,665
Neo Solar Power Corp.	23,914	15,458
Novatek Microelectronics Corp.	13,000	53,813
Orient Semiconductor Electronics Ltd.*	34,000	11,270
Parade Technologies Ltd.	2,400	18,862
Phison Electronics Corp.	4,000	28,796
Pixart Imaging, Inc.	12,000	26,817
Powertech Technology, Inc.	24,000	49,818
Radiant Opto-Electronics Corp.	17,330	33,269
Realtek Semiconductor Corp.	17,070	42,038
Richtek Technology Corp.	5,000	28,871
Semiconductor Manufacturing International Corp.*	896,000	77,134
Seoul Semiconductor Co., Ltd.	252	3,258
Shunfeng International Clean Energy Ltd.*	240,000	34,229
ShunSin Technology Holding Ltd.	10,000	31,196
Sigurd Microelectronics Corp.	215,000	135,111
Silergy Corp.	1,000	12,598
Silicon Works Co., Ltd.	384	8,968
Siliconware Precision Industries Co., Ltd.	70,000	107,927
Sino-American Silicon Products, Inc.*	27,000	34,137
Sitronix Technology Corp.	14,000	41,029
SK Hynix, Inc.	31,696	721,746
Sunplus Technology Co., Ltd.	40,000	13,198
Taiwan Semiconductor Manufacturing Co., Ltd.	616,000	2,642,310
Taiwan Surface Mounting Technology Corp.	224,000	185,785
Topco Scientific Co., Ltd.	84,327	134,569
Transcend Information, Inc.	3,000	8,081
United Microelectronics Corp.	672,000	259,024
Vanguard International Semiconductor Corp.	30,000	42,565
Win Semiconductors Corp.	17,604	27,512
Winbond Electronics Corp.*	91,000	24,021
Wonik IPS Co., Ltd.*	2,519	22,061
XinTec, Inc.	14,000	12,010
Xinyi Solar Holdings Ltd.(a)	114,000	36,033

		7,627,478

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Software - 0.3%
Asseco Poland S.A.	2,616	$35,967
Brogent Technologies, Inc.	4,389	35,941
CD Projekt Red S.A.*	10,003	56,575
Com2uSCorp*	169	19,115
Cyient Ltd.	1,968	12,705
Gamevil, Inc.*	528	34,748
Hancom, Inc.*	2,424	44,986
JoyCity Corp.*	758	19,916
Kingdee International Software Group Co., Ltd.(a)	112,000	38,423
Kingsoft Corp. Ltd.(a)	23,000	49,175
NCSoft Corp.	622	121,661
Neowiz Games Corp.*	1,456	19,674
NetDragon Websoft, Inc.	4,500	11,367
Nexon GT Co., Ltd.*	1,023	9,514
NHN Entertainment Corp.*	720	28,706
Oracle Financial Services Software Ltd.	758	40,645
Sinosoft Technology Group Ltd.	32,000	14,596
Soft-World International Corp.	16,000	33,116
TOTVS S.A.	3,800	30,630
Webzen, Inc.*	474	8,975
WeMade Entertainment Co., Ltd.*	1,023	33,918
X-Legend Entertainment Co., Ltd.*	1,250	2,643
XPEC Entertainment, Inc.	8,185	18,389

		721,385
Specialty Retail - 1.4%
Ace Hardware Indonesia Tbk PT	199,900	11,609
Baoxin Auto Group Ltd.	636,000	360,377
BerMaz Motor Sdn Bhd*	54,880	28,662
China Harmony New Energy Auto Holding Ltd.	22,000	13,794
China Yongda Automobiles Services Holdings Ltd.	392,000	240,251
China ZhengTong Auto Services Holdings Ltd.	616,000	226,364
Cia Hering	106,400	342,530
The Foschini Group Ltd.	7,341	56,992
GOME Electrical Appliances Holding Ltd.	526,447	73,053
Hengdeli Holdings Ltd.	1,792,000	191,107
Home Product Center PCL (NVDR)	142,065	27,035
Hotai Motor Co., Ltd.	8,000	81,470
Hotel Shilla Co., Ltd.	1,064	57,775
Italtile Ltd.	345,576	247,772
Kolao Holdings	1,207	9,907
The LEADCORP Inc.	697	5,221
LOTTE Himart Co., Ltd.*	381	17,796

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
M.Video PAO	57,014	$197,044
Mr Price Group Ltd.	6,496	66,684
National Petroleum Co., Ltd.	27,000	29,035
PC Jeweller Ltd.	1,509	9,223
Pou Sheng International Holdings Ltd.*	1,529,000	267,182
PTG Energy PCL (NVDR)	26,300	10,231
Senao International Co., Ltd.	18,000	21,489
Seobu T&D*	1,777	29,644
Shinsegae International Inc.	150	11,373
Super Group Ltd.*	8,832	21,663
Truworths International Ltd.	15,609	96,246
Zhongsheng Group Holdings Ltd.	453,500	227,250

		2,978,779
Technology Hardware, Storage & Peripherals - 5.0%
Acer, Inc.*	53,858	18,498
Adlink Technology, Inc.	13,223	27,368
Advantech Co., Ltd.	7,292	43,418
Asia Vital Components Co., Ltd.	224,000	187,800
Asustek Computer, Inc.	36,000	289,944
Casetek Holdings Ltd.	4,000	20,517
Catcher Technology Co., Ltd.	21,000	154,016
Chicony Electronics Co., Ltd.	21,326	43,947
Clevo Co.	39,322	37,155
CMC Magnetics Corp.*	1,178,301	114,517
Compal Electronics, Inc.	227,000	130,736
Coolpad Group Ltd.*	1,960,000	297,166
Elitegroup Computer Systems Co., Ltd.	235,530	138,474
Ennoconn Corp.	4,000	42,355
Foxconn Technology Co., Ltd.	34,678	66,365
Gigabyte Technology Co., Ltd.	38,000	39,097
HTC Corp.	31,000	73,275
IEI Integration Corp.	20,034	23,918
Inventec Corp.	154,000	114,331
KONA I Co., Ltd.	1,602	37,281
Legend Holdings Corp., Class H*(b)	22,400	67,780
Lenovo Group Ltd.(a)	224,000	198,015
Lite-On Technology Corp.	126,973	133,876
Micro-Star International Co., Ltd.	38,000	47,817
Mitac Holdings Corp.	17,000	11,397
Pegatron Corp.	100,000	224,672
Primax Electronics Ltd.*	9,000	10,259
Qisda Corp.	83,000	24,897
Quanta Computer, Inc.	78,000	123,303
Ritek Corp.*	297,000	23,698
Samsung Electronics Co., Ltd.	6,608	6,338,477

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Samsung Electronics Co., Ltd. (Preference)	1,176	$979,918
Sindoh Co., Ltd.	3,696	153,062
Spigen Korea Co., Ltd.	52	2,043
TCL Communication Technology Holdings Ltd.(a)	392,000	289,611
TSC Auto ID Technology Co., Ltd.	3,300	27,914
Wistron Corp.	176,232	99,118

		10,656,035
Textiles, Apparel & Luxury Goods - 1.6%
361 Degrees International Ltd.	616,000	199,454
Aditya Birla Fashion and Retail Ltd.*	4,950	16,213
Agabang&Company*	1,971	19,070
Aksa Akrilik Kimya Sanayii A/S	1,536	5,330
ANTA Sports Products Ltd.	32,000	76,723
Arvind Ltd.	5,232	25,147
Bata India Ltd.	2,024	14,205
Belle International Holdings Ltd.	168,000	112,247
Billion Industrial Holdings Ltd.	70,000	37,595
Bosideng International Holdings Ltd.	2,128,000	164,053
C.banner International Holdings Ltd.*	9,000	3,377
CCC S.A.	506	14,768
China Dongxiang Group Co., Ltd.	96,000	19,119
China Lilang Ltd.	17,000	9,698
Cosmo Lady China Holdings Co., Ltd.(b)	15,000	13,472
Eclat Textile Co., Ltd.	6,382	90,262
Everest Textile Co., Ltd.	23,000	10,142
Feng TAY Enterprise Co., Ltd.	10,824	57,793
Fila Korea Ltd.	342	27,699
Formosa Taffeta Co., Ltd.	33,000	29,251
Forus S.A.	11,442	25,532
Fuguiniao Co., Ltd., Class H	302,400	178,731
Grendene S.A.	6,274	23,819
Handsome Co., Ltd.	910	30,817
Hansae Co., Ltd.	432	21,584
Hansae Yes24 Holdings Co., Ltd.*	504	10,993
HOSA International Ltd.(a)	114,000	37,498
Ilshin Spinning Co., Ltd.	122	14,959
Kyungbang Ltd.	102	17,016
Lao Feng Xiang Co., Ltd., Class B	150,394	565,782

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Lealea Enterprise Co., Ltd.	73,150	$19,463
LF Corp.	952	20,606
Li Ning Co., Ltd.*	84,000	38,747
Li Peng Enterprise Co., Ltd.*	448,000	106,028
LPP S.A.	22	28,908
Luthai Textile Co., Ltd., Class B	201,600	267,320
Makalot Industrial Co., Ltd.	7,392	49,446
Nan Liu Enterprise Co., Ltd.*	6,000	26,817
Nien Hsing Textile Co., Ltd.	130,546	84,387
Page Industries Ltd.	129	23,002
Peak Sport Products Co., Ltd.	560,000	140,308
Pou Chen Corp.	68,000	84,241
Rajesh Exports Ltd.	4,088	43,613
Ruentex Industries Ltd.	25,140	41,099
Shenzhou International Group Holdings Ltd.(a)	14,000	74,831
SRF Ltd.	774	13,302
Tainan Spinning Co., Ltd.	48,555	19,735
Taiwan Paiho Ltd.	8,000	19,773
Texhong Textile Group Ltd.	224,000	145,345
TOPBI International Holdings Ltd.	18,000	65,602
Toung Loong Textile Manufacturing	7,000	19,528
Vardhman Textiles Ltd.	11,144	129,266
Welspun India Ltd.	1,056	12,924
XTEP International Holdings Ltd.	48,000	21,339
Youngone Corp.	640	27,225
Youngone Holdings Co., Ltd.	315	18,208

		3,413,412
Thrifts & Mortgage Finance - 0.6%
Dewan Housing Finance Corp. Ltd.	118,272	320,259
GRUH Finance Ltd.	2,738	10,567
Housing Development Finance Corp. Ltd.	49,504	860,590
Indiabulls Housing Finance Ltd.	9,464	98,568
LIC Housing Finance Ltd.	10,313	72,306
Malaysia Building Society Bhd	16,430	5,734

		1,368,024
Tobacco - 0.4%
British American Tobacco Malaysia Bhd	2,100	29,264
Eastern Tobacco	425	8,293
Godfrey Phillips India Ltd.	9,128	164,405
Gudang Garam Tbk PT	13,000	55,067
ITC Ltd.	60,368	284,775

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Tobacco - (continued)
KT&G Corp.	4,256	$367,417

		909,221
Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	6,485	6,960
AKR Corporindo Tbk PT	54,500	29,080
Barloworld Ltd.	11,439	50,857
China Aircraft Leasing Group Holdings Ltd.	10,500	8,203
CITIC Resources Holdings Ltd.*	462,000	35,023
COSON Co., Ltd.*	1,262	23,053
Daewoo International Corp.	1,687	21,670
Hyundai Corp.*	5,432	110,778
iMarketKorea, Inc.	1,530	28,012
Invicta Holdings Ltd.	44,520	113,400
LG International Corp.	1,904	49,073
Sam Yung Trading Co., Ltd.	1,244	23,035
SK Networks Co., Ltd.	3,140	14,248
Yinson Holdings Bhd	85,000	55,848

		569,240
Transportation Infrastructure - 1.2%
Adani Ports & Special Economic Zone Ltd.	24,864	77,749
Airports of Thailand PCL	5,400	57,125
Airports of Thailand PCL (NVDR)	10,400	110,018
Arteris S.A.	49,888	118,404
Bangkok Aviation Fuel Services PCL (NVDR)	18,800	15,521
Bangkok Expressway & Metro PCL*	409,912	61,374
Beijing Capital International Airport Co., Ltd., Class H	54,000	48,568
CCR S.A.	36,600	116,368
China Merchants Holdings International Co., Ltd.	48,463	132,322
DP World Ltd.	4,872	84,529
EcoRodovias Infraestrutura e Logistica S.A.	780	774
Grupo Aeroportuario del Centro Norte Sab de CV*	4,800	22,296
Grupo Aeroportuario del Pacifico SAB de CV, Class B	12,300	103,138
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	5,600	76,428
Gujarat Pipavav Port Ltd.*	12,586	29,872
Hopewell Highway Infrastructure Ltd.	19,000	8,715
International Container Terminal Services, Inc.	37,190	47,453
Jasa Marga Persero Tbk PT	34,500	14,401

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Jiangsu Expressway Co., Ltd., Class H	40,000	$47,746
Malaysia Airports Holdings Bhd	9,916	13,842
Novorossiysk Commercial Sea Port PJSC	2,045,120	114,356
OHL Mexico SAB de CV*	22,000	20,429
Sebang Co., Ltd.*	8,848	111,809
Shenzhen Expressway Co., Ltd., Class H	560,000	443,231
Shenzhen International Holdings Ltd.	30,662	47,670
Sociedad Matriz SAAM S.A.	144,912	9,066
TAV Havalimanlari Holding A/S	7,084	41,885
Tianjin Port Development Holdings Ltd.	1,132,400	155,684
Westports Holdings Bhd	27,200	26,578
Yuexiu Transport Infrastructure Ltd.(a)	560,000	324,508
Zhejiang Expressway Co., Ltd., Class H	32,000	27,794

		2,509,653
Water Utilities - 0.3%
Aguas Andinas S.A., Class A	64,290	32,383
Beijing Enterprises Water Group Ltd.*	134,000	65,943
China Everbright Water Ltd.*	8,500	2,807
China Water Affairs Group Ltd.	30,000	12,720
Cia de Saneamento Basico do Estado de Sao Paulo	16,000	84,865
CT Environmental Group Ltd.	157,600	45,359
Eastern Water Resources Development and Management PCL (NVDR)	23,200	7,661
Guangdong Investment Ltd.	72,000	91,401
Inversiones Aguas Metropolitanas S.A.	1,920	2,622
Kangda International Environmental Co., Ltd.*(b)	102,000	18,872
Manila Water Co., Inc.	588,000	299,862
TTW PCL (NVDR)	42,200	11,928

		676,423
Wireless Telecommunication Services - 2.6%
Advanced Info Service PCL (NVDR)	33,644	159,122
America Movil SAB de CV	968,800	682,030
Axiata Group Bhd	95,200	128,537
Bharti Airtel Ltd.	44,352	189,424
Bharti Infratel Ltd.	15,904	84,631
China Mobile Ltd.	173,617	1,911,764
DiGi.Com Bhd	78,400	92,080

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
Empresa Nacional de Telecomunicaciones S.A.	4,741	$45,865
Far EasTone Telecommunications Co., Ltd.	41,000	84,490
Global Telecom Holding SAE*	101,412	23,701
Globe Telecom, Inc.	1,300	50,854
Idea Cellular Ltd.	51,804	78,724
Intouch Holdings PCL (NVDR)	34,100	53,680
Maxis Bhd	59,508	81,922
MegaFon PJSC	8,488	97,746
Mobile TeleSystems PJSC	50,611	152,100
MTN Group Ltd.	47,600	417,623
Orascom Telecom Media and Technology Holding SAE*	1,839,600	136,266
Philippine Long Distance Telephone Co.	2,240	104,361
Reliance Communications Ltd.*	59,789	54,744
Sistema JSFC	272,793	64,352
SK Telecom Co., Ltd.	2,136	372,361
Taiwan Mobile Co., Ltd.	46,200	138,583
Tim Participacoes S.A.	21,600	34,231
Total Access Communication PCL (NVDR)	38,000	35,626
Tower Bersama Infrastructure Tbk PT*	55,500	25,383
Turkcell Iletisim Hizmetleri A/S	28,674	101,917
Vodacom Group Ltd.	15,120	138,115
Vodafone Qatar QSC	6,402	18,377

		5,558,609

Total Common Stocks (Cost $252,595,084)		213,870,063

	Principal Amount
Corporate Bond - 0.0%†
Independent Power and Renewable Electricity Producers - 0.0%†
NTPC Ltd. 8.49%, due 03/25/25	INR49,126	10,544

Total Corporate Bond (Cost $—)		10,544

	No. of Rights	Value
Rights - 0.0%†
Arca Continental SAB de CV, expiring 02/18/16 at 6.20 USD*^	653	$—
China Hongqiao Group Ltd., expiring 02/05/16 at 4.31 HKD*	4,270	10
China Oceanwide Holdings Ltd., expiring 03/03/16 at 0.85 HKD*^	101,000	—
Coolpad Group Ltd., expiring 03/02/16 at 1.10 HKD*^	294,000	3,022
Eclat Textile Co., Ltd., expiring 02/16/16 at 320.00 TWD*^	146	663
Samsung Engineering Co., Ltd., Class R, expiring 02/12/16 at 8110.00 KRW*^	4,341	4,707
Taigen Biopharmaceuticals Holdings Ltd., expiring 02/28/16 at 27.50 TWD*^	665	10

Total Rights (Cost $30,701)		8,412

	No. of Warrants
Warrants - 0.0%†
Thoresen Thai Agencies PCL, expiring 02/28/19 at 18.50 THB*	6,335	214

Total Warrants (Cost $—)		214

	Principal Amount
Securities Lending Reinvestments (c) - 1.0%
Repurchase Agreements - 1.0%
Citigroup Global Markets, Inc., 0.35%, dated 01/29/16, due 02/01/16, repurchase price $2,043,937, collateralized by various U.S. Treasury Securities, STRIPS, 0.00%, maturing 11/15/26 - 02/15/33; U.S. Government Agency Mortgage Securities, ranging from 0.78% - 8.00%, maturing 06/13/16 - 01/01/46; total market value $2,084,755	$2,043,878	2,043,878

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Securities Lending Reinvestments(c) - (continued)
Repurchase Agreements - (continued)
Natixis, New York Branch, 0.46%, dated 01/29/16, due 02/01/16, repurchase price $100,004, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.75%, maturing 09/30/16 - 11/15/44; total market value $102,004	$100,000	$100,000
Societe Generale, New York Branch, 0.38%, dated 01/29/16, due 02/01/16, repurchase price $100,003, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 5.50%, maturing 08/15/33 - 10/20/64; total market value $102,000	100,000	100,000

Total Repurchase Agreements (Cost $2,243,878)		2,243,878

Total Securities Lending Reinvestments (Cost $2,243,878)		2,243,878

Total Investment Securities (Cost $254,869,663) — 100.6%		216,133,111

Liabilities in excess of other assets — (0.6%)		(1,208,859)

Net Assets — 100.0%		$214,924,252

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At 01/31/16, the value of these securities amounted to $922,856 or 0.43% of net assets.
†	Amount represents less than 0.05%.
(a)

The security or a portion of this security is on loan at 01/31/16. The total value of securities on loan at 01/31/16 was $6,945,389, which was collateralized in the form of cash with a value of $2,243,878; $462,324 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.38%, and maturity dates ranging from 02/11/16 - 11/15/45 and $4,755,716 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from 02/03/16 - 07/22/68; a total value of $7,461,918.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	The security was purchased with cash collateral held from securities on loan at 01/31/16. The total value of securities purchased was $2,243,878.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

BRL — Brazilian Real

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — Korean Won

MXN — Mexican Peso

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

RUB — Russian Ruble

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

THB — Thai Baht

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,353,122
Aggregate gross unrealized depreciation	(52,863,785)

Net unrealized depreciation	$(41,510,663)

Federal income tax cost of investments	$257,643,774

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of January 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
MSCI Emerging Markets Mini Index Futures Contracts	28	03/18/16	$1,046,920	$(60,252)

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
HKD	9,452,133	Citibank N.A.	USD	1,220,000	03/16/16	$(5,439)
HKD	263,100	Societe Generale	USD	33,957	03/16/16	(150)
INR	8,226,000	Citibank N.A.	USD	120,000	03/16/16	309
INR	21,121,600	Morgan Stanley	USD	320,000	03/16/16	(11,088)
KRW	360,732,000	Citibank N.A.	USD	300,000	03/16/16	563
KRW	839,717,000	Morgan Stanley	USD	710,000	03/16/16	(10,346)
KRW	119,584,772	Societe Generale	USD	101,447	03/16/16	(1,809)
RUB	17,338,800	Morgan Stanley	USD	240,000	03/16/16	(12,076)
TWD	25,886,630	Citibank N.A.	USD	770,000	03/16/16	6,619
TWD	18,110,125	Morgan Stanley	USD	550,000	03/16/16	(6,682)
ZAR	26,054	Citibank N.A.	USD	1,680	03/16/16	(55)
USD	68,530	Morgan Stanley	BRL	265,588	03/16/16	3,299
USD	1,220,000	Morgan Stanley	HKD	9,453,028	03/16/16	5,324
USD	77,440	Morgan Stanley	INR	5,243,083	03/16/16	758
USD	260,000	Morgan Stanley	INR	17,720,560	03/16/16	830
USD	580,000	JPMorgan Chase Bank	KRW	695,356,200	03/16/16	628
USD	450,000	Morgan Stanley	KRW	527,634,450	03/16/16	10,374
USD	48,769	Bank of New York	RUB	3,448,957	03/16/16	3,431
USD	170,000	Morgan Stanley	RUB	13,560,815	03/16/16	(8,261)
USD	127,068	Morgan Stanley	TWD	4,166,560	03/16/16	2,068
USD	1,150,000	Morgan Stanley	TWD	37,801,305	03/16/16	15,931

						$(5,772)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares®Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2016 (Unaudited)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2016:

Brazil	4.7%
Chile	1.2
China	25.9
Colombia	0.8
Czech Republic	0.1
Egypt	0.3
Hungary	0.2
India	8.4
Indonesia	2.4
Malaysia	2.6
Mexico	3.4
Morocco	0.3
Peru	0.5
Philippines	1.9
Poland	1.2
Qatar	0.6
Russia	3.6
South Africa	5.4
South Korea	17.1
Taiwan	13.6
Thailand	2.6
Turkey	1.8
United Arab Emirates	1.0
Other[1]	0.4

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Exchange Traded Fund - 98.8%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund‡	43,680	$2,246,026

Total Investment Securities (Cost $2,491,975) — 98.8%		2,246,026

Other assets less liabilities — 1.2%		27,774

Net Assets — 100.0%		$2,273,800

‡	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — US Dollar

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(247,782)

Net unrealized depreciation	$(247,782)

Federal income tax cost of investments	$2,493,808

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

January 31, 2016 (Unaudited)

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ending January 31, 2016, was as follows:

Security	Value November 9, 2015*	Purchases at Cost	Sales at Cost	Value January 31, 2016	Dividend Income	Realized Loss
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$—	$2,554,089	$62,114	$2,246,026	$62,783	$(2,021)

*	Commencement of investment operations.

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	128,417	The Toronto-Dominion Bank	AUD	187,000	02/23/16	$(3,728)
USD	162,943	The Toronto-Dominion Bank	CAD	236,000	02/23/16	(4,760)
USD	134,356	The Toronto-Dominion Bank	CHF	134,000	02/23/16	3,478
USD	30,708	The Toronto-Dominion Bank	DKK	209,000	02/23/16	387
USD	557,959	The Toronto-Dominion Bank	EUR	509,000	02/23/16	6,933
USD	393,518	The Toronto-Dominion Bank	GBP	275,000	02/23/16	3,423
USD	72,698	The Toronto-Dominion Bank	HKD	567,000	02/23/16	(160)
USD	22,484	The Toronto-Dominion Bank	ILS	89,000	02/23/16	(27)
USD	629,815	The Toronto-Dominion Bank	JPY	73,556,000	02/23/16	22,025
USD	21,219	The Toronto-Dominion Bank	NOK	187,000	02/23/16	(202)
USD	9,634	The Toronto-Dominion Bank	NZD	15,000	02/23/16	(59)
USD	56,061	The Toronto-Dominion Bank	SEK	480,000	02/23/16	51
USD	35,365	The Toronto-Dominion Bank	SGD	51,000	02/23/16	(456)

						$26,905

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Exchange Traded Fund - 101.1%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund‡	421,515	$16,396,217

Total Investment Securities (Cost $16,131,217) — 101.1%		16,396,217

Liabilities in excess of other assets — (1.1%)		(177,199)

Net Assets — 100.0%		$16,219,018

‡	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

Abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PLN — Polish Zloty

RUB — Russian Ruble

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$254,159
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$254,159

Federal income tax cost of investments	$16,142,058

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

January 31, 2016 (Unaudited)

The FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ending January 31, 2016, was as follows:

Security	Value November 9, 2015*	Purchases at Cost	Sales at Cost	Value January 31, 2016	Dividend Income	Realized Loss
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$—	$16,247,377	$116,160	$16,396,217	$48,001	$(10,800)

*	Commencement of investment operations.

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
BRL	2,124,020	The Toronto-Dominion Bank	USD	508,139	02/24/16	$17,037
CLP	98,269,236	The Toronto-Dominion Bank	USD	135,450	02/24/16	2,567
HKD	22,430,823	The Toronto-Dominion Bank	USD	2,870,117	02/24/16	12,186
IDR	3,715,396,857	The Toronto-Dominion Bank	USD	266,872	02/24/16	1,770
INR	65,949,324	The Toronto-Dominion Bank	USD	967,566	02/24/16	540
KRW	2,293,327,187	The Toronto-Dominion Bank	USD	1,904,757	02/24/16	7,011
MXN	6,927,905	The Toronto-Dominion Bank	USD	368,819	02/24/16	11,952
MYR	1,234,647	The Toronto-Dominion Bank	USD	284,317	02/24/16	12,362
PHP	10,785,915	The Toronto-Dominion Bank	USD	224,473	02/24/16	1,609
PLN	558,047	The Toronto-Dominion Bank	USD	135,629	02/24/16	1,003
RUB	29,369,318	The Toronto-Dominion Bank	USD	354,831	02/24/16	33,451
TRY	575,459	The Toronto-Dominion Bank	USD	189,608	02/24/16	3,647
TWD	49,510,079	The Toronto-Dominion Bank	USD	1,472,025	02/24/16	13,146
ZAR	9,312,248	The Toronto-Dominion Bank	USD	560,378	02/24/16	22,942
USD	27,277	Citibank N.A.	BRL	110,000	02/24/16	79
USD	102,614	The Toronto-Dominion Bank	BRL	420,000	02/24/16	(1,233)
USD	100,367	The Toronto-Dominion Bank	BRL	410,000	02/24/16	(1,008)
USD	678,329	Morgan Stanley	BRL	2,843,418	02/24/16	(24,722)
USD	101,345	The Toronto-Dominion Bank	BRL	410,000	02/24/16	(30)
USD	225,104	Morgan Stanley	BRL	920,000	02/24/16	(2,371)
USD	180,628	Societe Generale	CLP	131,435,661	02/24/16	(3,971)
USD	60,514	Societe Generale	CLP	43,450,000	02/24/16	(511)
USD	6,968	Citibank N.A.	CLP	5,000,000	02/24/16	(55)
USD	27,299	The Toronto-Dominion Bank	CLP	19,400,000	02/24/16	52
USD	26,771	The Toronto-Dominion Bank	CLP	19,650,000	02/24/16	(827)
USD	26,967	The Toronto-Dominion Bank	CLP	19,430,000	02/24/16	(321)
USD	1,265,108	The Toronto-Dominion Bank	HKD	9,860,000	02/24/16	(1,876)
USD	565,335	The Toronto-Dominion Bank	HKD	4,400,000	02/24/16	(54)
USD	565,827	The Toronto-Dominion Bank	HKD	4,410,000	02/24/16	(846)
USD	571,836	The Toronto-Dominion Bank	HKD	4,460,000	02/24/16	(1,263)
USD	145,218	The Toronto-Dominion Bank	HKD	1,130,000	02/24/16	16
USD	3,828,099	The Toronto-Dominion Bank	HKD	29,948,275	02/24/16	(20,176)
USD	52,517	Societe Generale	IDR	731,350,000	02/24/16	(363)
USD	117,234	Morgan Stanley	IDR	1,635,010,000	02/24/16	(986)
USD	13,673	Citibank N.A.	IDR	188,110,000	02/24/16	72
USD	53,040	The Toronto-Dominion Bank	IDR	730,100,000	02/24/16	250
USD	52,301	The Toronto-Dominion Bank	IDR	739,430,000	02/24/16	(1,164)
USD	355,871	Societe Generale	IDR	4,974,373,085	02/24/16	(3,800)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

January 31, 2016 (Unaudited)

USD	421,928	Morgan Stanley	INR	28,870,000	02/24/16	(1,871)
USD	189,613	Morgan Stanley	INR	12,910,000	02/24/16	100
USD	1,290,285	Societe Generale	INR	88,085,150	02/24/16	(2,766)
USD	189,072	The Toronto-Dominion Bank	INR	12,890,000	02/24/16	(147)
USD	48,724	Citibank N.A.	INR	3,320,000	02/24/16	(12)
USD	191,622	The Toronto-Dominion Bank	INR	13,060,000	02/24/16	(93)
USD	2,539,970	Societe Generale	KRW	3,070,721,539	02/24/16	(19,851)
USD	96,572	Morgan Stanley	KRW	116,760,000	02/24/16	(762)
USD	376,915	The Toronto-Dominion Bank	KRW	458,970,000	02/24/16	(5,692)
USD	373,849	The Toronto-Dominion Bank	KRW	453,180,000	02/24/16	(3,932)
USD	378,480	Morgan Stanley	KRW	453,950,000	02/24/16	57
USD	843,465	Morgan Stanley	KRW	1,014,860,000	02/24/16	(2,544)
USD	74,185	The Toronto-Dominion Bank	MXN	1,350,000	02/24/16	(13)
USD	73,137	The Toronto-Dominion Bank	MXN	1,350,000	02/24/16	(1,062)
USD	19,276	The Toronto-Dominion Bank	MXN	350,000	02/24/16	39
USD	491,759	The Toronto-Dominion Bank	MXN	9,146,821	02/24/16	(10,968)
USD	163,507	The Toronto-Dominion Bank	MXN	3,020,000	02/24/16	(2,479)
USD	74,569	The Toronto-Dominion Bank	MXN	1,360,000	02/24/16	(180)
USD	56,491	The Toronto-Dominion Bank	MYR	250,000	02/24/16	(3,583)
USD	14,466	Societe Generale	MYR	60,000	02/24/16	48
USD	129,711	Societe Generale	MYR	550,000	02/24/16	(2,451)
USD	379,847	Societe Generale	MYR	1,657,693	02/24/16	(18,487)
USD	60,328	The Toronto-Dominion Bank	MYR	250,000	02/24/16	254
USD	58,617	The Toronto-Dominion Bank	MYR	250,000	02/24/16	(1,457)
USD	97,751	Morgan Stanley	PHP	4,720,000	02/24/16	(1,184)
USD	11,273	Morgan Stanley	PHP	540,000	02/24/16	(46)
USD	43,685	The Toronto-Dominion Bank	PHP	2,110,000	02/24/16	(542)
USD	299,436	Morgan Stanley	PHP	14,414,560	02/24/16	(2,705)
USD	44,361	The Toronto-Dominion Bank	PHP	2,130,000	02/24/16	(286)
USD	44,032	The Toronto-Dominion Bank	PHP	2,110,000	02/24/16	(196)
USD	26,921	The Toronto-Dominion Bank	PLN	110,000	02/24/16	(12)
USD	179,224	The Toronto-Dominion Bank	PLN	743,522	02/24/16	(2,820)
USD	26,805	The Toronto-Dominion Bank	PLN	110,000	02/24/16	(128)
USD	7,337	The Toronto-Dominion Bank	PLN	30,000	02/24/16	(8)
USD	58,217	The Toronto-Dominion Bank	PLN	240,000	02/24/16	(545)
USD	27,297	The Toronto-Dominion Bank	PLN	110,000	02/24/16	365
USD	19,170	Societe Generale	RUB	1,470,000	02/24/16	(264)
USD	72,243	The Toronto-Dominion Bank	RUB	5,700,000	02/24/16	(3,114)
USD	161,474	The Toronto-Dominion Bank	RUB	12,750,000	02/24/16	(7,089)
USD	75,035	The Toronto-Dominion Bank	RUB	5,690,000	02/24/16	(191)
USD	473,230	Bank of New York	RUB	39,940,568	02/24/16	(54,811)
USD	73,297	The Toronto-Dominion Bank	RUB	5,760,000	02/24/16	(2,854)
USD	40,267	The Toronto-Dominion Bank	TRY	120,000	02/24/16	(32)
USD	10,077	The Toronto-Dominion Bank	TRY	30,000	02/24/16	2
USD	39,565	The Toronto-Dominion Bank	TRY	120,000	02/24/16	(734)
USD	86,218	The Toronto-Dominion Bank	TRY	260,000	02/24/16	(1,097)
USD	254,989	The Toronto-Dominion Bank	TRY	780,625	02/24/16	(7,165)
USD	39,028	The Toronto-Dominion Bank	TRY	120,000	02/24/16	(1,272)
USD	290,969	The Toronto-Dominion Bank	TWD	9,840,000	02/24/16	(4,204)
USD	289,720	Morgan Stanley	TWD	9,730,000	02/24/16	(2,154)
USD	74,598	Morgan Stanley	TWD	2,500,000	02/24/16	(396)
USD	647,214	Societe Generale	TWD	21,760,000	02/24/16	(5,527)
USD	290,409	The Toronto-Dominion Bank	TWD	9,720,000	02/24/16	(1,165)
USD	1,962,799	Societe Generale	TWD	66,205,196	02/24/16	(23,181)
USD	30,076	The Toronto-Dominion Bank	ZAR	480,000	02/24/16	8
USD	112,813	The Toronto-Dominion Bank	ZAR	1,860,000	02/24/16	(3,698)
USD	116,446	The Toronto-Dominion Bank	ZAR	1,860,000	02/24/16	(64)
USD	746,974	The Toronto-Dominion Bank	ZAR	12,491,567	02/24/16	(35,499)
USD	111,311	The Toronto-Dominion Bank	ZAR	1,880,000	02/24/16	(6,452)
USD	252,442	The Toronto-Dominion Bank	ZAR	4,160,000	02/24/16	(8,140)

						$(178,937)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 99.9%
Aerospace & Defense - 3.7%
The Boeing Co.	320	$38,441
General Dynamics Corp.	186	24,881
Northrop Grumman Corp.	82	15,175
Spirit AeroSystems Holdings, Inc., Class A*	274	11,618

		90,115
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	286	12,904

Airlines - 2.0%
Alaska Air Group, Inc.	18	1,267
Delta Air Lines, Inc.	298	13,199
JetBlue Airways Corp.*	556	11,848
Southwest Airlines Co.	308	11,587
United Continental Holdings, Inc.*	238	11,491

		49,392
Auto Components - 1.0%
The Goodyear Tire & Rubber Co.	456	12,955
Lear Corp.	114	11,837

		24,792
Automobiles - 1.1%
Ford Motor Co.	2,180	26,029

Banks - 5.5%
Bank of America Corp.	3,362	47,538
CIT Group, Inc.	334	9,803
Citigroup, Inc.	1,012	43,091
JPMorgan Chase & Co.	462	27,489
Wells Fargo & Co.	86	4,320

		132,241
Beverages - 0.7%
Dr. Pepper Snapple Group, Inc.	180	16,891

Biotechnology - 3.0%
Amgen, Inc.	168	25,659
Gilead Sciences, Inc.	500	41,500
United Therapeutics Corp.*	52	6,405

		73,564
Building Products - 0.6%
Masco Corp.	520	13,723

Capital Markets - 0.6%
The Bank of New York Mellon Corp.	26	941
The Goldman Sachs Group, Inc.	80	12,925

		13,866
Chemicals - 3.1%
Celanese Corp.	74	4,712
The Dow Chemical Co.	792	33,264
LyondellBasell Industries N.V., Class A	270	21,052
The Sherwin-Williams Co.	60	15,340

		74,368

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - 0.2%
Cintas Corp.	70	$6,014

Communications Equipment - 2.4%
Cisco Systems, Inc.	1,914	45,534
Juniper Networks, Inc.	506	11,942

		57,476
Consumer Finance - 1.8%
Capital One Financial Corp.	364	23,886
Santander Consumer USA Holdings, Inc.*	756	7,900
Synchrony Financial*	454	12,903

		44,689
Containers & Packaging - 0.5%
Sealed Air Corp.	318	12,888

Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc., Class B*	16	2,076
Voya Financial, Inc.	362	11,070

		13,146
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	860	31,012

Electric Utilities - 2.7%
Exelon Corp.	556	16,441
FirstEnergy Corp.	476	15,737
NextEra Energy, Inc.	302	33,736

		65,914
Energy Equipment & Services - 1.1%
Cameron International Corp.*	224	14,708
National Oilwell Varco, Inc.	396	12,886

		27,594
Food & Staples Retailing - 5.0%
CVS Health Corp.	482	46,557
The Kroger Co.	620	24,062
Wal-Mart Stores, Inc.	750	49,770

		120,389
Food Products - 1.8%
Archer-Daniels-Midland Co.	406	14,352
Bunge Ltd.	204	12,650
Mondelez International, Inc., Class A	360	15,516

		42,518
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	386	14,610
Hologic, Inc.*	350	11,879

		26,489
Health Care Providers & Services - 4.7%
Aetna, Inc.	240	24,442
Anthem, Inc.	176	22,966
Cardinal Health, Inc.	232	18,878

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Centene Corp.*	216	$13,405
Cigna Corp.	72	9,619
Express Scripts Holding Co.*	354	25,442

		114,752
Hotels, Restaurants & Leisure - 0.7%
Darden Restaurants, Inc.	254	16,017

Household Durables - 0.7%
Dr. Horton, Inc.	264	7,262
Toll Brothers, Inc.*	364	10,054

		17,316
Household Products - 0.6%
The Clorox Co.	122	15,744

Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	942	10,023

Industrial Conglomerates - 0.6%
General Electric Co.	476	13,852

Insurance - 3.7%
American International Group, Inc.	708	39,988
Arch Capital Group Ltd.*	192	12,970
Everest Re Group Ltd.	74	13,241
The Travelers Cos., Inc.	216	23,121

		89,320
Internet & Catalog Retail - 0.2%
Amazon.com, Inc.*	4	2,348
The Priceline Group, Inc.*	2	2,130

		4,478
Internet Software & Services - 2.1%
Alphabet, Inc., Class A*	10	7,613
Alphabet, Inc., Class C*	16	11,887
eBay, Inc.*	744	17,454
VeriSign, Inc.*	176	13,306

		50,260
IT Services - 4.6%
Accenture PLC, Class A	390	41,161
Amdocs Ltd.	252	13,794
Computer Sciences Corp.	216	6,927
Total System Services, Inc.	280	11,245
Vantiv, Inc., Class A*	282	13,268
The Western Union Co.	716	12,773
Xerox Corp.	1,394	13,592

		112,760
Machinery - 2.0%
Dover Corp.	232	13,560
Illinois Tool Works, Inc.	226	20,356
Stanley Black & Decker, Inc.	146	13,774

		47,690
Media - 2.1%
Discovery Communications, Inc., Class A*	464	12,802

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Discovery Communications, Inc., Class C*	502	$13,659
Liberty Media Corp., Class C*	364	12,955
News Corp., Class A	956	12,399

		51,815
Metals & Mining - 1.3%
Newmont Mining Corp.	802	16,008
Nucor Corp.	368	14,378

		30,386
Multiline Retail - 1.9%
Kohl’s Corp.	328	16,318
Target Corp.	412	29,837

		46,155
Multi-Utilities - 2.0%
Consolidated Edison, Inc.	248	17,209
DTE Energy Co.	178	15,132
Public Service Enterprise Group, Inc.	394	16,272

		48,613
Oil, Gas & Consumable Fuels - 5.2%
Chevron Corp.	116	10,030
Exxon Mobil Corp.	688	53,561
HollyFrontier Corp.	298	10,421
Marathon Petroleum Corp.	372	15,546
Tesoro Corp.	136	11,866
Valero Energy Corp.	354	24,026

		125,450
Pharmaceuticals - 3.7%
Johnson & Johnson	64	6,684
Merck & Co., Inc.	540	27,362
Pfizer, Inc.	1,820	55,492

		89,538
Professional Services - 1.1%
Equifax, Inc.	140	14,812
ManpowerGroup, Inc.	154	11,758

		26,570
Real Estate Investment Trusts (REITs) - 2.4%
Digital Realty Trust, Inc.	198	15,856
Prologis, Inc.	392	15,472
Public Storage	102	25,863

		57,191
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	92	12,946

Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	1,670	51,804
Lam Research Corp.	186	13,353
NVIDIA Corp.	494	14,469

		79,626
Software - 2.8%
Activision Blizzard, Inc.	436	15,182
CA, Inc.	528	15,169

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Electronic Arts, Inc.*	222	$14,329
Microsoft Corp.	436	24,019

		68,699
Specialty Retail - 3.9%
Bed Bath & Beyond, Inc.*	258	11,138
Best Buy Co., Inc.	452	12,624
Foot Locker, Inc.	240	16,215
The Home Depot, Inc.	370	46,531
Staples, Inc.	1,014	9,045

		95,553
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	1,080	105,127
HP, Inc.	1,228	11,924

		117,051
Textiles, Apparel & Luxury Goods - 0.4%
Skechers USA, Inc., Class A*	326	9,190

Tobacco - 4.0%
Altria Group, Inc.	838	51,210
Philip Morris International, Inc.	498	44,825

		96,035

Total Common Stocks (Cost $2,518,426)		2,423,044

Total Investment Securities (Cost $2,518,426) — 99.9%		2,423,044

Other assets less liabilities — 0.1%		2,673

Net Assets — 100.0%		$2,425,717

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

REIT — Real Estate Investment Trust

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,965
Aggregate gross unrealized depreciation	(179,579)

Net unrealized depreciation	$(95,614)

Federal income tax cost of investments	$2,518,658

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 99.3%
Building Products - 0.1%
Universal Forest Products, Inc.	30,998	$2,135,452

Chemicals - 18.0%
Agrium, Inc.	270,528	23,514,646
CF Industries Holdings, Inc.	529,784	15,893,520
Incitec Pivot Ltd.	3,285,788	7,205,026
Israel Chemicals Ltd.	1,218,785	4,877,420
K+S AG (Registered)(a)	359,295	7,546,126
Monsanto Co.	814,402	73,784,821
The Mosaic Co.	717,181	17,284,062
Nufarm Ltd.	390,293	1,885,584
Potash Corp. of Saskatchewan, Inc.(a)	1,862,698	30,232,029
The Scotts Miracle-Gro Co., Class A	87,358	5,999,747
Syngenta AG (Registered)	163,444	59,960,571
Tessenderlo Chemie N.V.*	69,041	1,819,087
Uralkali PJSC (GDR)*^	250,823	3,260,699
Yara International ASA	332,524	12,458,720

		265,722,058
Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	14,935,400	1,723,918

Food Products - 10.6%
Archer-Daniels-Midland Co.	1,504,812	53,195,104
Bunge Ltd.	319,843	19,833,464
Charoen Pokphand Foods PCL (NVDR)	6,904,100	3,767,717
Charoen Pokphand Indonesia Tbk PT	12,681,000	3,079,343
CJ CheilJedang Corp.	18,317	6,286,968
Fresh Del Monte Produce, Inc.	71,859	2,932,566
Golden Agri-Resources Ltd.	15,921,700	4,138,993
GrainCorp Ltd., Class A	390,293	2,349,388
IOI Corp. Bhd	5,636,000	6,578,724
Kuala Lumpur Kepong Bhd	845,400	4,862,830
Marine Harvest ASA*	672,093	9,071,463
PPB Group Bhd	986,300	3,935,705
Tyson Foods, Inc., Class A	486,105	25,938,563
Wilmar International Ltd.(a)	5,213,300	10,439,054

		156,409,882
Gas Utilities - 0.0%†
Korea District Heating Corp.	4,227	209,429

Household Durables - 0.1%
Sumitomo Forestry Co., Ltd.	140,900	1,759,722

Metals & Mining - 28.4%
Agnico Eagle Mines Ltd.(a)	342,390	10,102,003
Alcoa, Inc.	2,092,365	15,253,341
Anglo American PLC(a)	3,688,762	14,517,596
AngloGold Ashanti Ltd.*	843,991	7,178,170

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Antofagasta PLC(a)	705,909	$3,807,064
Barrick Gold Corp.	1,847,199	18,284,940
BHP Billiton Ltd.	6,313,729	68,553,346
Boliden AB	477,651	6,600,813
First Quantum Minerals Ltd.(a)	1,556,945	3,352,314
Franco-Nevada Corp.(a)	264,892	11,676,142
Freeport-McMoRan, Inc.	3,001,170	13,805,382
Glencore PLC*(a)	25,509,945	32,379,104
Goldcorp, Inc.	1,413,227	16,027,787
Grupo Mexico SAB de CV(a)	7,749,500	15,001,853
KGHM Polska Miedz S.A.	340,978	4,802,448
Korea Zinc Co., Ltd.*	23,953	8,710,908
Lonmin PLC*	2	1
Mitsubishi Materials Corp.	2,158,000	6,541,825
MMC Norilsk Nickel PJSC (ADR)	1,176,781	13,603,588
Newcrest Mining Ltd.*	1,227,239	11,180,967
Newmont Mining Corp.	822,856	16,424,206
Norsk Hydro ASA	2,085,320	6,852,587
Randgold Resources Ltd.(a)	154,990	10,920,114
Rio Tinto PLC	2,338,940	56,866,858
Royal Gold, Inc.	131,037	3,903,592
Silver Wheaton Corp.	656,594	7,703,227
South32 Ltd.*	11,528,438	7,950,774
Southern Copper Corp.	317,025	8,217,288
Sumitomo Metal Mining Co., Ltd.	956,031	9,926,329
Vale S.A. (Preference)	4,227,000	7,613,658

		417,758,225
Multi-Utilities - 1.4%
Suez Environnement Co.	411,428	7,601,545
Veolia Environnement S.A.	555,146	13,332,442

		20,933,987
Oil, Gas & Consumable Fuels - 30.8%
Anadarko Petroleum Corp.	226,849	8,867,527
Apache Corp.	135,264	5,754,131
BG Group PLC(a)	1,215,967	18,188,534
BP PLC(a)	6,956,233	37,111,353
California Resources Corp.	1	1
Cameco Corp.	741,134	8,958,386
Canadian Natural Resources Ltd.	398,747	8,497,724
Cenovus Energy, Inc.	304,344	3,732,796
Chevron Corp.	659,412	57,019,356
China Petroleum & Chemical Corp., Class H	11,272,000	6,271,194
CNOOC Ltd.	5,636,000	5,706,352
Concho Resources, Inc.*	50,724	4,825,374
ConocoPhillips Co.	460,743	18,005,836

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp.	154,990	$4,324,221
Eni SpA	990,527	14,233,500
EOG Resources, Inc.	202,896	14,409,674
Exxon Mobil Corp.	1,038,433	80,842,009
Gazprom PAO (ADR)(OTC)	145,585	522,650
Gazprom PAO (ADR)	2,067,954	7,386,732
Hess Corp.	88,767	3,772,598
Lukoil PJSC (ADR)	155,685	5,241,914
Lukoil PJSC (ADR)(OTC)	9,168	310,979
Noble Energy, Inc.	157,808	5,108,245
Occidental Petroleum Corp.	283,209	19,493,276
PetroChina Co., Ltd., Class H	8,454,000	5,159,614
Pioneer Natural Resources Co.	49,315	6,112,594
Repsol S.A.(a)	401,878	4,127,616
Royal Dutch Shell PLC, Class A(a)	1,466,769	31,583,687
Sasol Ltd.(a)	222,622	5,852,578
Statoil ASA(a)	395,929	5,371,205
Suncor Energy, Inc.	550,919	12,989,513
TOTAL S.A.	860,672	38,108,392
Woodside Petroleum Ltd.	253,620	5,014,177

		452,903,738
Paper & Forest Products - 2.2%
Boise Cascade Co.*	63,405	1,309,947
Canfor Corp.*	115,538	1,286,538
Dongwha Enterprise Co., Ltd.*	18,317	504,943
Duratex S.A.	422,700	557,353
Interfor Corp.*	102,857	793,035
Mondi PLC(a)	587,553	9,467,923
Stella-Jones, Inc.(a)	63,405	1,907,219
UPM-Kymmene Oyj	777,768	12,581,679
West Fraser Timber Co., Ltd.	95,812	3,278,272

		31,686,909
Real Estate Investment Trusts (REITs) - 2.1%
Plum Creek Timber Co., Inc.	209,941	8,504,710
Rayonier, Inc.	178,943	3,773,908
Weyerhaeuser Co.	701,682	17,970,076

		30,248,694
Trading Companies & Distributors - 1.7%
Marubeni Corp.(a)	3,663,400	17,266,229
Mitsui & Co., Ltd.	663,600	7,429,974

		24,696,203
Water Utilities - 3.8%
Aguas Andinas S.A., Class A	3,580,269	1,803,391
American States Water Co.	40,861	1,855,089
American Water Works Co., Inc.	204,305	13,261,438
Aqua America, Inc.	193,033	6,086,331
China Water Affairs Group Ltd.	1,166,334	494,536
Cia de Saneamento Basico do Estado de Sao Paulo	2,418	12,825

	Shares	Value
Common Stocks - (continued)
Water Utilities - (continued)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)*	279,382	$1,483,518
Guangdong Investment Ltd.	3,537,576	4,490,804
Pennon Group PLC(a)	470,606	5,907,858
Severn Trent PLC	293,072	9,100,168
TTW PCL (NVDR)	1,831,700	517,741
United Utilities Group PLC	838,355	11,374,761

		56,388,460

Total Common Stocks (Cost $2,260,084,990)		1,462,576,677

	Principal Amount
Securities Lending Reinvestments(b) - 8.7%
Certificates of Deposits - 2.6%
Branch Banking & Trust Co.
0.40%, due 03/02/16	$1,000,000	1,000,000
0.55%, due 03/24/16	4,000,000	4,000,000
Chiba Bank Ltd., New York Branch
0.75%, due 02/24/16	4,000,000	4,000,000
0.60%, due 03/28/16	1,000,000	1,000,000
Credit Suisse AG, New York
0.86%, due 07/22/16	2,000,000	2,000,090
HSBC Bank USA N.A., New York
0.68%, due 03/18/16	3,000,000	3,000,009
Industrial & Commercial Bank of China Ltd., New York Branch
0.42%, due 02/05/16	2,000,000	2,000,000
Landesbank Baden-Wuerttemberg, New York
0.55%, due 02/18/16	3,000,000	3,000,000
Landesbank Hessen-Thueringen, New York
0.60%, due 02/19/16	2,000,000	1,999,967
Mitsubishi UFJ Trust & Banking Corp.
0.70%, due 04/25/16	3,000,000	2,996,070
Sumitomo Mitsui Banking Corp., New York
0.67%, due 04/11/16	2,000,000	2,001,548
0.82%, due 07/11/16	2,000,000	1,999,862
Sumitomo Mitsui Trust Bank Ltd., New York
0.70%, due 03/23/16	4,000,000	4,000,000
Wells Fargo Bank San Francisco N.A.
0.58%, due 04/19/16	2,000,000	2,001,438
0.78%, due 07/21/16	2,000,000	2,000,058

Total Certificates of Deposits (Cost $36,995,085)		36,999,042

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Securities Lending Reinvestments(b) - (continued)
Commercial Papers - 0.8%
Canadian Imperial Holdings, Inc.
0.60%, due 03/10/16	$1,000,000	$999,367
Caterpillar Financial Services Corp.
0.50%, due 03/01/16	2,000,000	1,999,194
Societe Generale S.A.
0.47%, due 03/28/16	4,000,000	3,997,076
Svensk Exportkredit AB
0.59%, due 04/29/16	4,000,000	3,995,420

Total Commercial Papers (Cost $10,989,868)		10,991,057

Master Demand Note - 0.3%
Natixis Financial Products LLC
0.62%, due 02/01/16	5,000,000	5,000,000

Total Master Demand Note (Cost $5,000,000)		5,000,000

Medium Term Note - 0.2%
The Bank of Nova Scotia
0.68%, due 03/15/16	1,000,000	1,000,308
0.75%, due 03/29/16	1,500,000	1,505,019

Total Medium Term Note (Cost $2,505,327)		2,505,327

Money Market Funds(c) - 1.0%
BlackRock Cash Funds - Prime, Institutional Class
0.41%	3,500,000	3,500,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.34%	3,000,000	3,000,000
Dreyfus Cash Advantage Fund, Institutional Class
0.33%	3,000,000	3,000,000
Fidelity Money Market Portfolio, Institutional Class
0.38%	3,000,000	3,000,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.39%	3,000,000	3,000,000

Total Money Market Funds (Cost $15,500,000)		15,500,000

Repurchase Agreements - 3.8%
Bank of America N.A., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $25,000,708, collateralized by various U.S. Government Agency Mortgage Securities, 3.00%, maturing 04/01/45; total market value $25,500,000	25,000,000	25,000,000

	Principal Amount	Value
Securities Lending Reinvestments(b) - (continued)
Repurchase Agreements - (continued)
Citigroup Global Markets, Inc., 0.35%, dated 01/29/16, due 02/01/16, repurchase price $1,919,823, collateralized by various U.S. Treasury Securities, STRIPS, 0.00%, maturing 11/15/26 - 02/15/33; U.S. Government Agency Mortgage Securities, ranging from 0.78% - 8.00%, maturing 06/13/16 - 01/01/46; total market value $1,958,163	$1,919,767	$1,919,767
Mizuho Securities USA, Inc., 0.36%, dated 01/29/16, due 02/01/16, repurchase price $17,000,510, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.50% - 7.00%, maturing 03/01/28 - 11/01/44; total market value $17,340,000	17,000,000	17,000,000
Natixis, New York Branch, 0.46%, dated 01/29/16, due 02/01/16, repurchase price $8,000,307, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.75%, maturing 09/30/16 - 11/15/44; total market value $8,160,319	8,000,000	8,000,000
Societe Generale, New York Branch, 0.38%, dated 01/29/16, due 02/01/16, repurchase price $5,000,158, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 5.50%, maturing 08/15/33 - 10/20/64; total market value $5,100,000	5,000,000	5,000,000

Total Repurchase Agreements (Cost $56,919,767)		56,919,767

Total Securities Lending Reinvestments (Cost $127,910,047)		127,915,193

Total Investment Securities (Cost $2,387,995,037) — 108.0%		1,590,491,870

Liabilities in excess of other assets — (8.0%)		(117,883,396)

Net Assets — 100.0%		$1,472,608,474

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2016 (Unaudited)

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At 01/31/16, the value of these securities amounted to $3,260,699 or 0.22% of net assets.
†	Amount represents less than 0.05%.
(a)

The security or a portion of this security is on loan at 01/31/16. The total value of securities on loan at 01/31/16 was $270,664,185, which was collateralized in the form of cash with a value of $127,931,205; $45,410,569 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.50%, and maturity dates ranging from 02/04/16 - 05/15/45 and $110,439,576 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from 02/03/16 - 07/22/68; a total value of $283,781,350.

(b)	The security was purchased with cash collateral held from securities on loan at 01/31/16. The total value of securities purchased was $127,915,193.
(c)	Represents 7-day effective yield as of 01/31/16.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

NOK — Norwegian Krone

NVDR — Non-Voting Depositary Receipt

OTC — Over-the-counter

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

RUB — Russian Ruble

SGD — Singapore Dollar

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,988,156
Aggregate gross unrealized depreciation	(828,494,522)

Net unrealized depreciation	$(799,506,366)

Federal income tax cost of investments	$2,389,998,236

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2016 (Unaudited)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of January 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	22	03/18/16	$2,123,110	$(86,663)
EURO STOXX 50® Index Futures Contracts	17	03/18/16	556,996	(32,790)
FTSE 100® Index Futures Contracts	26	03/18/16	2,215,442	2,251
FTSE/JSE Top 40 Index Futures Contracts	9	03/17/16	250,477	1,783
Hang Seng Index Futures Contract	1	02/26/16	126,708	2,356
MSCI Emerging Markets Mini Index Futures Contracts	2	03/18/16	74,780	4,015
MSCI Taiwan Index Futures Contracts	2	02/25/16	59,100	1,753
Nikkei 225 Index Futures Contracts	2	03/10/16	146,161	(2,004)
S&P Toronto Stock Exchange 60® Index Futures Contracts	32	03/17/16	3,423,642	(3,084)
SPI 200® Index Futures Contracts	11	03/17/16	965,798	(4,145)

				$(116,528)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2016 (Unaudited)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of January 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	6,573,243	Citibank N.A.	USD	4,700,000	03/16/16	$(59,992)
AUD	807,451	Goldman Sachs	USD	570,000	03/16/16	(25)
AUD	890,916	Morgan Stanley	USD	642,806	03/16/16	(13,915)
BRL	2,403,900	Morgan Stanley	USD	600,000	03/16/16	(9,581)
CAD	1,376,846	Morgan Stanley	USD	1,002,729	03/16/16	(24,329)
CAD	8,476,255	The Toronto-Dominion Bank	USD	6,100,000	03/16/16	(76,696)
CHF	2,772,616	Citibank N.A.	USD	2,800,000	03/16/16	(89,325)
EUR	3,035,879	The Toronto-Dominion Bank	USD	3,300,000	03/16/16	(11,415)
GBP	6,578,727	The Toronto-Dominion Bank	USD	9,800,000	03/16/16	(467,400)
GBP	752,235	The Toronto-Dominion Bank	USD	1,100,000	03/16/16	(32,877)
GBP	856,843	Citibank N.A.	USD	1,297,858	03/16/16	(82,338)
HKD	17,044,830	Citibank N.A.	USD	2,200,000	03/16/16	(9,808)
INR	328,481,300	Morgan Stanley	USD	4,900,000	03/16/16	(95,826)
INR	561,333	Morgan Stanley	USD	8,291	03/16/16	(81)
JPY	68,141,640	Morgan Stanley	USD	575,000	03/16/16	(11,582)
JPY	315,239,600	The Toronto-Dominion Bank	USD	2,600,000	03/16/16	6,506
KRW	591,350,000	Morgan Stanley	USD	500,000	03/16/16	(7,286)
KRW	144,666,700	Societe Generale	USD	122,724	03/16/16	(2,188)
NOK	263,934	Bank of New York	USD	29,450	03/16/16	778
NOK	11,399,752	Citibank N.A.	USD	1,300,000	03/16/16	5,581
RUB	24,579,667	Bank of New York	USD	347,563	03/16/16	(24,456)
RUB	86,694,000	Morgan Stanley	USD	1,200,000	03/16/16	(60,379)
SGD	97,651	Societe Generale	USD	69,101	03/16/16	(550)
SGD	567,028	Citibank N.A.	USD	400,000	03/16/16	(1,948)
TWD	4,106,745	Morgan Stanley	USD	122,339	03/16/16	866
TWD	19,756,500	Morgan Stanley	USD	600,000	03/16/16	(7,289)
ZAR	7,650,190	Citibank N.A.	USD	500,000	03/16/16	(22,784)
USD	5,500,000	Citibank N.A.	AUD	7,637,669	03/16/16	108,621
USD	600,000	Citibank N.A.	BRL	2,476,620	03/16/16	(8,280)
USD	282,668	Morgan Stanley	BRL	1,095,480	03/16/16	13,609
USD	7,100,000	The Toronto-Dominion Bank	CAD	9,894,311	03/16/16	69,012
USD	2,600,000	Citibank N.A.	CHF	2,559,383	03/16/16	97,795
USD	1,460,564	Morgan Stanley	CHF	1,427,862	03/16/16	64,600
USD	160,348	Citibank N.A.	EUR	144,935	03/16/16	3,349
USD	4,500,000	The Toronto-Dominion Bank	EUR	4,093,801	03/16/16	65,431
USD	350,000	Morgan Stanley	EUR	325,118	03/16/16	(2,181)
USD	11,200,000	The Toronto-Dominion Bank	GBP	7,553,685	03/16/16	484,321
USD	1,293,785	Societe Generale	HKD	10,024,277	03/16/16	5,706
USD	1,500,000	Citibank N.A.	HKD	11,623,842	03/16/16	6,383
USD	175,000	Morgan Stanley	INR	11,800,600	03/16/16	2,411
USD	2,600,000	The Toronto-Dominion Bank	JPY	313,774,500	03/16/16	5,608
USD	646,601	JPMorgan Chase Bank	JPY	77,896,491	03/16/16	2,526
USD	800,000	Citibank N.A.	KRW	938,408,000	03/16/16	18,116
USD	238,782	Bank of New York	NOK	2,077,122	03/16/16	896
USD	1,100,000	Citibank N.A.	NOK	9,586,564	03/16/16	2,078
USD	170,000	Morgan Stanley	RUB	12,881,733	03/16/16	666
USD	1,300,000	Citibank N.A.	RUB	94,809,130	03/16/16	53,703
USD	625,000	Citibank N.A.	SGD	880,202	03/16/16	7,100
USD	727,760	Morgan Stanley	TWD	23,863,245	03/16/16	11,844
USD	785,000	Citibank N.A.	ZAR	12,123,843	03/16/16	28,719
USD	93,067	Citibank N.A.	ZAR	1,442,909	03/16/16	3,060

						$(53,246)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2016 (Unaudited)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2016:

Australia	7.1%
Belgium	0.1
Brazil	0.7
Canada	11.0
Chile	0.1
China	1.5
Finland	0.9
France	4.0
Germany	0.5
Indonesia	0.2
Israel	0.3
Italy	1.0
Japan	2.9
Malaysia	1.0
Mexico	1.0
Norway	2.3
Philippines	0.1
Poland	0.3
Russia	2.1
Singapore	1.0
South Africa	0.9
South Korea	1.1
Spain	0.3
Sweden	0.4
Switzerland	4.1
Thailand	0.3
United Kingdom	16.4
United States	37.7
Other[1]	0.7

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 98.3%
Air Freight & Logistics - 2.9%
bpost S.A.	36,432	$861,354
CTT-Correios de Portugal S.A.	60,467	523,426
Deutsche Post AG (Registered)	395,186	9,548,554
Oesterreichische Post AG	11,385	402,589
PostNL N.V.*(a)	185,449	672,228
Royal Mail PLC	344,839	2,246,196
Singapore Post Ltd.(a)	708,400	664,452

		14,918,799
Commercial Services & Supplies - 2.5%
China Everbright International Ltd.(a)	1,012,000	1,067,542
Clean Harbors, Inc.*	9,867	437,207
Cleanaway Co., Ltd.*	14,000	69,291
Daiseki Co., Ltd.(a)	25,300	387,655
Koentec Co., Ltd.	28,083	55,281
Progressive Waste Solutions Ltd.	46,299	1,295,944
Republic Services, Inc.	41,745	1,824,257
Stericycle, Inc.*	14,421	1,735,567
Transpacific Industries Group Ltd.	733,700	378,857
Waste Connections, Inc.	21,758	1,304,827
Waste Management, Inc.	78,430	4,152,869

		12,709,297
Construction & Engineering - 0.3%
Fomento de Construcciones y Contratas S.A.*(a)	54,142	405,579
Promotora y Operadora de Infraestructura SAB de CV	101,200	1,154,503

		1,560,082
Diversified Financial Services - 0.2%
Metro Pacific Investments Corp.	6,704,500	773,867

Diversified Telecommunication Services - 16.8%
AT&T, Inc.	683,859	24,659,956
BCE, Inc.	94,369	3,784,148
BT Group PLC(a)	931,799	6,408,538
CenturyLink, Inc.	62,238	1,582,090
Chunghwa Telecom Co., Ltd.	506,304	1,564,284
Deutsche Telekom AG (Registered)	349,393	6,054,642
Nippon Telegraph & Telephone Corp.	151,800	6,304,468
Swisscom AG (Registered)(a)	2,530	1,253,086
Telecom Italia SpA*	1,213,641	1,342,111
Telefonica S.A.	490,567	5,137,257
Telstra Corp. Ltd.	1,362,152	5,424,607

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Verizon Communications, Inc.	452,364	$22,604,629

		86,119,816
Electric Utilities - 13.2%
American Electric Power Co., Inc.	83,996	5,121,236
Duke Energy Corp.	117,898	8,877,719
Edison International	55,407	3,424,153
Enel SpA	1,668,282	6,801,860
Exelon Corp.	155,848	4,608,425
Iberdrola S.A.*^	27,128	189,274
Iberdrola S.A.	1,367,212	9,539,118
NextEra Energy, Inc.	78,430	8,761,415
PPL Corp.	115,874	4,062,542
The Southern Co.	155,342	7,599,331
SSE PLC(a)	243,689	5,012,256
Xcel Energy, Inc.	87,285	3,336,033

		67,333,362
Energy Equipment & Services - 0.0%†
Newalta Corp.(a)	29,095	58,304

Gas Utilities - 1.3%
APA Group	242,627	1,455,356
Enagas S.A.	53,889	1,556,893
Petronas Gas Bhd	151,800	835,905
Snam SpA	505,494	2,825,099

		6,673,253
Health Care Providers & Services - 3.4%
Bangkok Dusit Medical Services PCL (NVDR)	4,149,300	2,554,666
Community Health Systems, Inc.*	21,505	461,927
HCA Holdings, Inc.*	56,672	3,943,238
Healthscope Ltd.	424,281	663,254
HealthSouth Corp.	18,722	670,060
Life Healthcare Group Holdings Ltd.(a)	415,426	912,631
LifePoint Health, Inc.*	8,096	565,020
Mediclinic International Ltd.(a)	232,760	1,763,999
Netcare Ltd.	505,241	1,067,679
Ramsay Health Care Ltd.(a)	56,672	2,428,467
Tenet Healthcare Corp.*	17,710	480,295
Universal Health Services, Inc., Class B	16,445	1,852,365

		17,363,601
Industrial Conglomerates - 0.1%
Beijing Enterprises Holdings Ltd.	126,500	627,392

Media - 5.2%
Comcast Corp., Class A	277,794	15,475,904
DISH Network Corp., Class A*	25,806	1,245,656

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Liberty Global PLC*	69,069	$2,300,688
SES S.A. (FDR)	38,203	994,788
Sirius XM Holdings, Inc.*	252,241	933,292
Time Warner Cable, Inc.	32,131	5,848,163

		26,798,491
Multi-Utilities - 11.3%
Centrica PLC(a)	1,243,748	3,613,197
Consolidated Edison, Inc.	50,600	3,511,134
Dominion Resources, Inc.	100,694	7,267,086
E.ON SE	483,230	4,928,135
Engie S.A.	390,632	6,211,332
National Grid PLC	948,750	13,266,915
PG&E Corp.	83,743	4,598,328
Public Service Enterprise Group, Inc.	86,273	3,563,075
Sempra Energy	39,215	3,715,621
Suez Environnement Co.	131,813	2,435,378
Veolia Environnement S.A.	197,846	4,751,489

		57,861,690
Oil, Gas & Consumable Fuels - 6.0%
Enbridge, Inc.(a)	205,942	7,121,079
Inter Pipeline Ltd.(a)	80,454	1,297,783
Keyera Corp.(a)	41,239	1,125,299
Kinder Morgan, Inc.	330,671	5,439,538
Koninklijke Vopak N.V.(a)	15,433	668,890
ONEOK, Inc.	34,661	863,406
Pembina Pipeline Corp.(a)	84,957	1,922,211
Plains GP Holdings LP, Class A	36,432	291,456
Spectra Energy Corp.	112,585	3,090,458
Targa Resources Corp.	9,108	204,657
TransCanada Corp.	172,293	5,956,336
Veresen, Inc.(a)	70,334	398,838
The Williams Cos., Inc.	127,006	2,451,216

		30,831,167
Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	48,829	4,606,528
Corrections Corp. of America	22,770	656,004
Crown Castle International Corp.	38,456	3,314,907
Digital Realty Trust, Inc.	17,204	1,377,696
DuPont Fabros Technology, Inc.	8,855	293,720
Equinix, Inc.	7,088	2,201,325
The GEO Group, Inc.	14,927	441,541

		12,891,721
Road & Rail - 17.2%
Aurizon Holdings Ltd.	853,369	2,227,397
Canadian National Railway Co.	290,697	15,689,065
Canadian Pacific Railway Ltd.	63,756	7,629,426
Central Japan Railway Co.	81,500	14,880,911
ComfortDelGro Corp. Ltd.(a)	885,500	1,760,672
CSX Corp.	168,245	3,873,000

	Shares	Value
Common Stocks - (continued)
Road & Rail - (continued)
East Japan Railway Co.	159,200	$14,451,807
Kansas City Southern	18,216	1,291,150
Keisei Electric Railway Co., Ltd.	134,000	1,755,454
MTR Corp. Ltd.(a)	632,841	2,854,060
Norfolk Southern Corp.	51,612	3,638,646
Tobu Railway Co., Ltd.	506,000	2,440,871
Union Pacific Corp.	146,993	10,583,496
West Japan Railway Co.	79,400	5,076,248

		88,152,203
Transportation Infrastructure - 6.9%
Abertis Infraestructuras S.A.	204,930	3,039,009
Aeroports de Paris	13,915	1,571,169
Airports of Thailand PCL (NVDR)	177,200	1,874,529
Atlantia SpA	194,810	5,075,923
Auckland International Airport Ltd.	407,836	1,464,478
CCR S.A.	379,500	1,206,605
China Merchants Holdings International Co., Ltd.	507,117	1,384,613
COSCO Pacific Ltd.	506,435	571,320
Flughafen Zuerich AG (Registered)	1,518	1,115,556
Groupe Eurotunnel SE (Registered)	190,509	2,183,025
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	86,020	1,173,985
International Container Terminal Services, Inc.	741,290	945,864
Japan Airport Terminal Co., Ltd.(a)	28,600	1,122,125
Jiangsu Expressway Co., Ltd., Class H	506,000	603,987
Sydney Airport	936,606	4,359,304
Transurban Group	837,430	6,385,599
Westshore Terminals Investment Corp.(a)	22,770	212,126
Zhejiang Expressway Co., Ltd., Class H	1,012,000	878,999

		35,168,216
Water Utilities - 3.1%
Aguas Andinas S.A., Class A	1,072,973	540,459
American Water Works Co., Inc.	30,613	1,987,090
Aqua America, Inc.	28,842	909,388
Beijing Enterprises Water Group Ltd.*	2,024,000	996,026
China Everbright Water Ltd.*	278,300	91,900
Cia de Saneamento Basico do Estado de Sao Paulo	126,500	670,966
Guangdong Investment Ltd.	1,012,000	1,284,691
Manila Water Co., Inc.	657,800	335,457

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Water Utilities - (continued)
Pennon Group PLC(a)	174,570	$2,191,504
Severn Trent PLC	99,176	3,079,511
United Utilities Group PLC	284,119	3,854,913

		15,941,905
Wireless Telecommunication Services - 5.4%
China Mobile Ltd.	632,500	6,964,705
KDDI Corp.	202,400	5,028,862
SBA Communications Corp., Class A*	14,168	1,406,599
SoftBank Group Corp.	107,300	4,666,373
Tower Bersama Infrastructure Tbk PT*	455,400	208,277
Vodafone Group PLC	2,955,293	9,386,074

		27,660,890

Total Common Stocks (Cost $531,227,321)		503,444,056

	Principal Amount
Securities Lending Reinvestments(b) - 8.1%
Certificates of Deposits - 2.6%
Branch Banking & Trust Co.
0.40%, due 03/02/16	$1,000,000	1,000,000
0.55%, due 03/24/16	1,000,000	1,000,000
Chiba Bank Ltd., New York Branch
0.75%, due 02/24/16	1,000,000	1,000,000
0.60%, due 03/28/16	1,000,000	1,000,000
Credit Suisse AG, New York
0.86%, due 07/22/16	1,000,000	1,000,045
Industrial & Commercial Bank of China Ltd., New York Branch
0.42%, due 02/05/16	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg, New York
0.55%, due 02/18/16	1,000,000	1,000,000
Landesbank Hessen-Thueringen, New York
0.60%, due 02/19/16	1,000,000	999,984
Mitsubishi UFJ Trust & Banking Corp.
0.70%, due 04/25/16	1,000,000	998,690
Sumitomo Mitsui Banking Corp., New York
0.67%, due 04/11/16	900,000	900,697
0.82%, due 07/11/16	900,000	899,938
Sumitomo Mitsui Trust Bank Ltd., New York
0.70%, due 03/23/16	1,000,000	1,000,000

	Principal Amount	Value
Securities Lending Reinvestments(b) - (continued)
Certificates of Deposits - (continued)
Wells Fargo Bank San Francisco N.A.
0.58%, due 04/19/16	$1,000,000	$1,000,719
0.78%, due 07/21/16	1,000,000	1,000,029

Total Certificates of Deposits (Cost $13,798,354)		13,800,102

Commercial Papers - 0.7%
Canadian Imperial Holdings, Inc.
0.60%, due 03/10/16	500,000	499,683
Caterpillar Financial Services Corp.
0.50%, due 03/01/16	1,000,000	999,596
Societe Generale S.A.
0.47%, due 03/28/16	1,000,000	999,269
Svensk Exportkredit AB
0.59%, due 04/29/16	1,500,000	1,498,282

Total Commercial Papers (Cost $3,996,384)		3,996,830

Master Demand Note - 0.4%
Natixis Financial Products LLC
0.62%, due 02/01/16	2,000,000	2,000,000

Total Master Demand Note (Cost $2,000,000)		2,000,000

Money Market Funds(c) - 3.5%
BlackRock Cash Funds - Prime, Institutional Class
0.41%	3,000,000	3,000,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.34%	3,000,000	3,000,000
Dreyfus Cash Advantage Fund, Institutional Class
0.33%	7,000,000	7,000,000
Fidelity Money Market Portfolio, Institutional Class
0.38%	1,561,055	1,561,055
Fidelity Prime Money Market Portfolio, Institutional Class
0.39%	3,000,000	3,000,000

Total Money Market Funds (Cost $17,561,055)		17,561,055

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Securities Lending Reinvestments(b) - (continued)
Repurchase Agreements - 0.9%
Bank of America N.A., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $1,000,028, collateralized by various U.S. Government Agency Mortgage Securities, 3.00%, maturing 04/01/45; total market value $1,020,000	$1,000,000	$1,000,000
Citigroup Global Markets, Inc., 0.35%, dated 01/29/16, due 02/01/16, repurchase price $2,995,510, collateralized by various U.S. Treasury Securities, STRIPS, 0.00%, maturing 11/15/26 - 02/15/33; U.S. Government Agency Mortgage Securities, ranging from 0.78% - 8.00%, maturing 06/13/16 - 01/01/46; total market value $3,055,331	2,995,423	2,995,423
Societe Generale, New York Branch, 0.38%, dated 01/29/16, due 02/01/16, repurchase price $500,016, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 5.50%, maturing 08/15/33 - 10/20/64; total market value $510,000	500,000	500,000

Total Repurchase Agreements (Cost $4,495,423)		4,495,423

Total Securities Lending Reinvestments (Cost $41,851,216)		41,853,410

Total Investment Securities (Cost $573,078,537) — 106.4%		545,297,466

Liabilities in excess of other assets — (6.4%)		(33,001,217)

Net Assets — 100.0%		$512,296,249

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At 01/31/16, the value of these securities amounted to $189,274 or 0.04% of net assets.
†	Amount represents less than 0.05%.
(a)

The security or a portion of this security is on loan at 01/31/16. The total value of securities on loan at 01/31/16 was $61,313,031, which was collateralized in the form of cash with a value of $41,853,904; $7,300,334 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.38%, and maturity dates ranging from 02/04/16 - 05/15/45 and $14,831,380 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from 02/03/16 - 07/22/68; a total value of $63,985,618.

(b)	The security was purchased with cash collateral held from securities on loan at 01/31/16. The total value of securities purchased was $41,853,410.
(c)	Represents 7-day effective yield as of 01/31/16.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2016 (Unaudited)

Percentages shown are based on Net Assets.

Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

FDR — Finnish Depositary Receipt

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RUB — Russian Ruble

SGD — Singapore Dollar

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD — US Dollar

ZAR — South African Rand

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,986,942
Aggregate gross unrealized depreciation	(51,419,640)

Net unrealized depreciation	$(28,432,698)

Federal income tax cost of investments	$573,730,164

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open long futures contracts as of January 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	45	03/18/16	$4,342,725	$(161,667)
EURO STOXX 50® Index Futures Contracts	53	03/18/16	1,736,517	(108,591)
FTSE 100® Index Futures Contracts	9	03/18/16	766,884	1,383
Nikkei 225 Index Futures Contracts	16	03/10/16	1,169,289	(96,656)
S&P Toronto Stock Exchange 60® Index Futures Contracts	7	03/17/16	748,922	(3,248)

				$(368,779)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2016 (Unaudited)

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of January 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CAD	202,425	Morgan Stanley	USD	147,422	03/16/16	$(3,577)
EUR	216,814	Citibank N.A.	USD	239,871	03/16/16	(5,009)
GBP	183,164	Citibank N.A.	USD	277,438	03/16/16	(17,601)
INR	192,800,245	Morgan Stanley	USD	2,847,651	03/16/16	(27,869)
INR	19,801,500	Morgan Stanley	USD	300,000	03/16/16	(10,395)
JPY	2,613,702	JPMorgan Chase Bank	USD	21,696	03/16/16	(85)
KRW	25,340,480	Societe Generale	USD	21,497	03/16/16	(383)
RUB	262,159	Bank of New York	USD	3,707	03/16/16	(261)
USD	13,975	Morgan Stanley	AUD	19,369	03/16/16	303
USD	92,633	Morgan Stanley	BRL	359,000	03/16/16	4,460
USD	119,680	Morgan Stanley	CHF	117,000	03/16/16	5,293
USD	105,041	Societe Generale	HKD	813,860	03/16/16	463
USD	89,161	Societe Generale	SGD	126,000	03/16/16	709
USD	94,714	Citibank N.A.	ZAR	1,468,444	03/16/16	3,114

						$(50,838)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2016:

Australia	4.5%
Austria	0.1
Belgium	0.2
Brazil	0.4
Canada	9.1
Chile	0.1
China	2.8
France	3.3
Germany	4.0
Hong Kong	0.5
Indonesia	0.0	†
Italy	3.1
Japan	10.9
Luxembourg	0.2
Malaysia	0.2
Mexico	0.4
Netherlands	0.3
New Zealand	0.3
Philippines	0.4
Portugal	0.1
Singapore	0.5
South Africa	0.7
South Korea	0.0	†
Spain	3.9
Switzerland	0.5
Taiwan	0.3
Thailand	0.9
United Kingdom	9.6
United States	40.9
Other[1]	1.8

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 99.0%
Capital Markets - 0.2%
Tricon Capital Group, Inc.	52,700	$320,188

Diversified Financial Services - 0.1%
Corp. Financiera Alba S.A.	5,208	205,351

Hotels, Restaurants & Leisure - 0.2%
Kyoritsu Maintenance Co., Ltd.	6,200	459,373

Household Durables - 0.6%
Iida Group Holdings Co., Ltd.	55,800	977,589

Industrial Conglomerates - 1.7%
CK Hutchison Holdings Ltd.(a)	169,000	2,092,183
Hopewell Holdings Ltd.	186,000	560,425
Shun Tak Holdings Ltd.	868,000	289,971

		2,942,579
Real Estate Investment Trusts (REITs) - 73.7%
Allied Properties Real Estate Investment Trust	18,352	434,267
AvalonBay Communities, Inc.	45,818	7,857,329
Brookfield Canada Office Properties	8,990	166,927
BWP Trust	255,874	555,647
Canadian Apartment Properties REIT	23,994	509,974
CapitaLand Commercial Trust Ltd.(a)	601,400	547,188
CapitaLand Retail China Trust	260,400	257,967
Columbia Property Trust, Inc.	42,222	940,284
CoreSite Realty Corp.	9,920	636,269
Cousins Properties, Inc.	72,788	627,433
Derwent London PLC	39,370	1,808,863
DiamondRock Hospitality Co.	70,122	582,013
Digital Realty Trust, Inc.	54,064	4,329,445
Dream Global Real Estate Investment Trust	53,196	304,301
DuPont Fabros Technology, Inc.	23,064	765,033
EPR Properties	20,894	1,252,595
Equity Lifestyle Properties, Inc.	28,768	1,896,387
Equity Residential	110,608	8,526,771
Eurocommercial Properties N.V. (CVA)	14,384	627,082
Extra Space Storage, Inc.	39,742	3,604,202
First Real Estate Investment Trust	248,000	203,864
Frasers Centrepoint Trust	210,800	281,402
Frasers Commercial Trust	248,000	202,122
General Growth Properties, Inc.	207,390	5,815,216
Getty Realty Corp.	25,213	450,808
Global One Real Estate Investment Corp.	124	434,791
The GPT Group	649,078	2,240,531
Granite Real Estate Investment Trust	9,300	248,815

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Great Portland Estates PLC	129,022	$1,402,831
Grivalia Properties REIC AE	23,284	178,881
Growthpoint Properties Australia Ltd.	96,596	206,348
H&R Real Estate Investment Trust	46,252	619,542
Hospitality Properties Trust	54,684	1,289,996
Host Hotels & Resorts, Inc.(a)	265,856	3,682,106
Investa Office Fund	205,468	566,817
Japan Rental Housing Investments, Inc.(a)	434	292,165
Kilroy Realty Corp.	31,310	1,749,290
Kimco Realty Corp.	147,870	4,020,585
Land Securities Group PLC	285,758	4,438,557
Link REIT(a)	845,500	4,818,020
LTC Properties, Inc.	12,462	554,933
Mapletree Commercial Trust	440,200	412,890
Mapletree Greater China Commercial Trust	675,800	398,842
Mapletree Industrial Trust(a)	489,244	529,358
Mercialys S.A.	2,232	45,501
Mid-America Apartment Communities, Inc.	27,838	2,611,761
Monogram Residential Trust, Inc.	58,280	508,202
National Retail Properties, Inc.	47,740	2,049,956
Parkway Life Real Estate Investment Trust	241,800	383,944
Piedmont Office Realty Trust, Inc., Class A	58,218	1,077,615
Post Properties, Inc.	18,910	1,083,354
Prologis, Inc.	188,852	7,453,988
PS Business Parks, Inc.	7,564	654,891
Public Storage	39,990	10,139,864
Pure Industrial Real Estate Trust	119,536	378,846
Regency Centers Corp.	33,790	2,446,058
RioCan Real Estate Investment Trust	58,695	1,031,881
RLJ Lodging Trust	47,492	868,629
Scentre Group	1,925,968	5,926,150
Segro PLC	153,946	958,436
Shaftesbury PLC	99,510	1,184,996
Simon Property Group, Inc.	22,444	4,180,868
Societe Fonciere Lyonnaise S.A.	5,208	241,191
Sovran Self Storage, Inc.	12,276	1,383,260
Sunlight Real Estate Investment Trust	434,000	205,210
Tritax Big Box REIT PLC	12,338	22,752
UDR, Inc.	95,356	3,393,720
Unibail-Rodamco SE	7,068	1,774,320

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Universal Health Realty Income Trust	8,060	$409,690
Urstadt Biddle Properties, Inc., Class A	20,894	424,148
Weingarten Realty Investors	42,222	1,473,126
Workspace Group PLC(a)	42,780	488,502

		124,069,546
Real Estate Management & Development - 22.0%
Airport City Ltd.*	27,342	241,925
Allreal Holding AG (Registered)*(a)	4,774	628,986
Alrov Properties and Lodgings Ltd.	8,122	161,859
CA Immobilien Anlagen AG*	31,000	529,988
Cheung Kong Property Holdings Ltd.	310,000	1,658,968
CLS Holdings PLC*(a)	7,502	171,862
Conwert Immobilien Invest SE*	30,814	435,950
Daejan Holdings PLC(a)	2,604	226,428
Daibiru Corp.	43,400	343,787
Daikyo, Inc.	248,000	395,358
Daito Trust Construction Co., Ltd.	26,200	3,295,965
Deutsche Wohnen AG	30,938	811,637
Fabege AB	50,592	781,747
Far East Consortium International Ltd.	558,000	177,806
First Capital Realty, Inc.	45,508	605,372
Frasers Centrepoint Ltd.	161,200	186,876
Goldcrest Co., Ltd.	21,400	354,236
GuocoLand Ltd.	142,600	169,822
Heiwa Real Estate Co., Ltd.	37,200	379,175
Henderson Land Development Co., Ltd.(a)	434,012	2,342,137
HKR International Ltd.	396,800	166,717
Ho Bee Land Ltd.	130,200	171,978
Hongkong Land Holdings Ltd.	421,600	2,643,432
Hysan Development Co., Ltd.(a)	28,000	107,930
IMMOFINANZ AG*(a)	321,036	603,394
Intershop Holding AG	496	200,404
Kabuki-Za Co., Ltd.	5,000	207,740
Kowloon Development Co., Ltd.	62,000	50,347
Leopalace21 Corp.*	86,800	473,200
Liu Chong Hing Investment Ltd.	290,000	312,996
Melcor Developments Ltd.	11,780	117,109
Mitsubishi Estate Co., Ltd.	68,000	1,329,782
Mobimo Holding AG (Registered)*	2,542	535,863
Morguard Corp.	2,108	196,607
Nomura Real Estate Holdings, Inc.	46,300	800,828

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
NTT Urban Development Corp.	49,600	$478,526
Olav Thon Eiendomsselskap ASA	11,346	172,901
PATRIZIA Immobilien AG*	20,336	517,878
PSP Swiss Property AG (Registered)*	15,438	1,310,795
Raysum Co., Ltd.*	43,400	371,032
Relo Holdings, Inc.	4,400	518,267
Sagax AB, Class B	25,482	185,730
Sim Lian Group Ltd.	378,200	212,576
Sinarmas Land Ltd.	409,200	120,750
Soundwill Holdings Ltd.	155,000	174,460
Sponda Oyj	80,228	326,929
The St. Joe Co.*	5,766	91,737
Sumitomo Realty & Development Co., Ltd.	87,000	2,398,761
Swire Pacific Ltd., Class A(a)	217,000	2,091,136
Swire Pacific Ltd., Class B	347,500	615,269
Swire Properties Ltd.	148,800	383,335
TAI Cheung Holdings Ltd.	310,000	229,428
Takara Leben Co., Ltd.(a)	74,400	375,488
TOC Co., Ltd.	24,800	193,377
Tokyu Fudosan Holdings Corp.	186,000	1,199,901
The UNITE Group PLC(a)	37,510	342,127
United Industrial Corp. Ltd.	105,400	222,160
UOL Group Ltd.	167,400	658,638
Wheelock & Co., Ltd.(a)	339,000	1,287,118
Wing Tai Holdings Ltd.	347,200	374,448
Yanlord Land Group Ltd.	508,400	364,342

		37,035,320
Road & Rail - 0.5%
Sotetsu Holdings, Inc.	144,000	826,663

Total Common Stocks (Cost $166,623,515)		166,836,609

	No. of Rights
Rights - 0.0%†
Tritax Big Box REIT PLC, expiring 02/11/16 at 1.24 GBP*^	1,031	87

Total Rights (Cost $—)		87

	Principal Amount
Securities Lending Reinvestments(b) — 7.7%
Certificate of Deposit — 0.2%
Branch Banking & Trust Co.
0.34%, due 02/05/16	$400,000	400,000

Total Certificate of Deposit (Cost $400,000)		400,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Securities Lending Reinvestments(b) - (continued)
Master Demand Note - 0.3%
Natixis Financial Products LLC
0.62%, due 02/01/16	$400,000	$400,000

Total Master Demand Note (Cost $400,000)		400,000

Repurchase Agreements - 7.2%
Citigroup Global Markets, Inc., 0.35%, dated 01/29/16, due 02/01/16, repurchase price $10,607,358, collateralized by various U.S. Treasury Securities, STRIPS, 0.00%, maturing 11/15/26 - 02/15/33; U.S. Government Agency Mortgage Securities, ranging from 0.78% - 8.00%, maturing 06/13/16 - 01/01/46; total market value $10,819,189	10,607,049	10,607,049
Natixis, New York Branch, 0.46%, dated 01/29/16, due 02/01/16, repurchase price $1,000,038, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.75%, maturing 09/30/16 - 11/15/44; total market value $1,020,040	1,000,000	1,000,000
Societe Generale, New York Branch, 0.38%, dated 01/29/16, due 02/01/16, repurchase price $500,016, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 5.50%, maturing 08/15/33 - 10/20/64; total market value $510,000	500,000	500,000

Total Repurchase Agreements (Cost $12,107,049)		12,107,049

Total Securities Lending Reinvestments (Cost $12,907,049)		12,907,049

Total Investment Securities (Cost $179,530,564) — 106.7%		179,743,745

Liabilities in excess of other assets — (6.7%)		(11,352,706)

Net Assets — 100.0%		$168,391,039

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At 01/31/16, the value of these securities amounted to $87 or 0.00% of net assets.
†	Amount represents less than 0.05%.
(a)

The security or a portion of this security is on loan at 01/31/16. The total value of securities on loan at 01/31/16 was $17,019,991, which was collateralized in the form of cash with a value of $12,907,049; $812,045 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.13% and maturity dates ranging from 02/11/16 - 05/15/45 and $3,911,182 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50% and maturity dates ranging from 02/03/16 - 07/22/68; a total value of $17,630,276.

(b)	The security was purchased with cash collateral held from securities on loan at 01/31/16. The total value of securities purchased was $12,907,049.

Percentages shown are based on Net Assets.

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CVA — Dutch Certificate

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SEK — Swedish Krona

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD — US Dollar

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,297,921
Aggregate gross unrealized depreciation	(8,229,284)

Net unrealized appreciation	$68,637

Federal income tax cost of investments	$179,675,108

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2016 (Unaudited)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open long futures contracts as of January 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	9	03/18/16	$868,545	$(17,398)
EURO STOXX 50® Index Futures Contracts	3	03/18/16	98,293	(7,010)
FTSE 100® Index Futures Contracts	2	03/18/16	170,418	2,015
Nikkei 225 Index Futures Contracts	3	03/10/16	219,242	(10,311)
SPI 200® Index Futures Contracts	2	03/17/16	175,600	2,193

				$(30,511)

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of January 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CHF	60,956	Citibank N.A.	USD	60,000	03/16/16	$(406)
EUR	10,913	Citibank N.A.	USD	12,074	03/16/16	(252)
GBP	4,712	Citibank N.A.	USD	7,138	03/16/16	(453)
ILS	110,844	Morgan Stanley	USD	28,775	03/16/16	(722)
JPY	20,408,334	JPMorgan Chase Bank	USD	169,405	03/16/16	(662)
SEK	1,111,340	Citibank N.A.	USD	130,000	03/16/16	(220)
USD	150,000	Citibank N.A.	AUD	214,795	03/16/16	(1,623)
USD	43,427	Morgan Stanley	AUD	60,189	03/16/16	940
USD	51,015	Morgan Stanley	CAD	70,048	03/16/16	1,238
USD	79,977	Morgan Stanley	CHF	78,187	03/16/16	3,537
USD	65,000	The Toronto-Dominion Bank	EUR	59,848	03/16/16	170
USD	175,000	The Toronto-Dominion Bank	GBP	122,166	03/16/16	1,695
USD	125,000	Citibank N.A.	HKD	974,517	03/16/16	(221)
USD	50,908	Societe Generale	HKD	394,434	03/16/16	224
USD	150,000	Morgan Stanley	JPY	17,510,810	03/16/16	5,215
USD	415,000	The Toronto-Dominion Bank	JPY	49,101,970	03/16/16	9,008
USD	90,923	Societe Generale	SEK	771,570	03/16/16	821

						$18,289

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2016 (Unaudited)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2016:

Australia	5.6%
Austria	0.9
Canada	2.9
Finland	0.2
France	1.2
Germany	0.8
Greece	0.1
Hong Kong	12.0
Israel	0.2
Japan	9.6
Netherlands	0.4
Norway	0.1
Singapore	3.4
Spain	0.1
Sweden	0.6
Switzerland	1.6
United Kingdom	6.6
United States	52.7
Other[1]	1.0

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Asset Allocation Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 100.0%
FlexShares Global Quality Real Estate Index Fund‡	8,818	$482,075
FlexShares Global Upstream Natural Resources Index Fund‡	4,942	104,227
FlexShares STOXX Global Broad Infrastructure Index Fund‡	14,728	600,019

Total Exchange Traded Funds (Cost $1,249,795) — 100.0%		1,186,321

Total Investment Securities (Cost $1,249,795) — 100.0%		1,186,321

Other assets less liabilities — 0.0%†		97

Net Assets — 100.0%		$1,186,418

†	Amount represents less than 0.05%.
‡	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to both the Fund and the Underlying Funds.

Percentages shown are based on Net Assets.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(63,474)

Net unrealized depreciation	$(63,474)

Federal income tax cost of investments	$1,249,795

The underlying index of the FlexShares Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares Funds. The Schedules of Investments of the affiliated FlexShares Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ending January 31, 2016, was as follows:

Security	Value November 16, 2015*	Purchases at Cost	Sales at Cost	Value January 31, 2016	Dividend Income	Realized Loss
FlexShares Global Quality Real Estate Index Fund	$—	$1,014,585	$512,840	$482,075	$8,911	$(41,603)
FlexShares Global Upstream Natural Resources Index Fund	—	247,010	125,931	104,227	10,005	(25,902)
FlexShares STOXX Global Broad Infrastructure Index Fund	—	1,266,764	639,792	600,019	8,298	(67,139)

	$—	$2,528,359	$1,278,563	$1,186,321	$27,214	$(134,644)

*	Commencement of investment operations.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 99.6%
Aerospace & Defense - 1.6%
Lockheed Martin Corp.	57,530	$12,138,830
Raytheon Co.	15,167	1,945,016

		14,083,846
Air Freight & Logistics - 1.6%
United Parcel Service, Inc., Class B(a)	153,762	14,330,618

Banks - 7.2%
Bank of America Corp.	188,803	2,669,674
Bank of Hawaii Corp.(a)	19,874	1,191,049
Citigroup, Inc.(a)	45,501	1,937,433
JPMorgan Chase & Co.	415,262	24,708,089
People’s United Financial, Inc.(a)	74,789	1,074,718
Wells Fargo & Co.	626,031	31,445,537

		63,026,500
Beverages - 1.7%
The Coca-Cola aCo.	72,697	3,120,155
Dr. Pepper Snapple Group, Inc.	61,191	5,742,163
PepsiCo, Inc.	60,145	5,972,399

		14,834,717
Biotechnology - 0.6%
Amgen, Inc.	5,753	878,656
Gilead Sciences, Inc.	52,300	4,340,900

		5,219,556
Capital Markets - 1.8%
Artisan Partners Asset Management, Inc., Class A(a)	120,290	3,765,077
Federated Investors, Inc., Class B(a)	147,486	3,729,921
Invesco Ltd.	47,070	1,408,805
Virtu Financial, Inc., Class A	44,978	1,021,001
Waddell & Reed Financial, Inc., Class A(a)	126,566	3,472,971
WisdomTree Investments, Inc.(a)	221,752	2,661,024

		16,058,799
Chemicals - 1.4%
The Dow Chemical Co.	104,077	4,371,234
LyondellBasell Industries N.V., Class A(a)	85,249	6,646,865
The Scotts Miracle-Gro Co., Class A	17,259	1,185,348

		12,203,447
Commercial Services & Supplies - 0.8%
Deluxe Corp.(a)	9,414	526,243
R.R. Donnelley & Sons Co.	303,863	4,244,966
Waste Management, Inc.(a)	41,840	2,215,428

		6,986,637

	Shares	Value
Common Stocks - (continued)
Communications Equipment - 1.7%
Cisco Systems, Inc.	396,434	$9,431,165
QUALCOMM, Inc.	116,629	5,287,959

		14,719,124
Consumer Finance - 0.4%
Navient Corp.(a)	390,158	3,729,910

Containers & Packaging - 1.7%
Avery Dennison Corp.(a)	77,927	4,744,975
International Paper Co.	42,886	1,467,130
Sonoco Products Co.(a)	119,767	4,731,994
WestRock Co.	105,123	3,708,740

		14,652,839
Distributors - 0.5%
Genuine Parts Co.(a)	54,392	4,686,959

Diversified Consumer Services - 0.2%
H&R Block, Inc.(a)	43,932	1,495,885

Diversified Financial Services - 0.2%
MarketAxess Holdings, Inc.(a)	14,644	1,702,072

Diversified Telecommunication Services - 2.1%
CenturyLink, Inc.(a)	189,326	4,812,667
Verizon Communications, Inc.(a)	277,190	13,851,184

		18,663,851
Electric Utilities - 2.6%
American Electric Power Co., Inc.	46,547	2,837,970
Avangrid, Inc.*	82	3,153
Duke Energy Corp.(a)	62,237	4,686,446
Entergy Corp.(a)	23,012	1,624,187
Hawaiian Electric Industries, Inc.(a)	35,564	1,064,075
Pepco Holdings, Inc.	42,363	1,130,245
Pinnacle West Capital Corp.	78,973	5,236,700
PPL Corp.	63,806	2,237,038
The Southern Co.(a)	81,588	3,991,285

		22,811,099
Electrical Equipment - 0.7%
Eaton Corp. PLC	32,426	1,637,837
Emerson Electric Co.(a)	102,508	4,713,318

		6,351,155
Energy Equipment & Services - 1.0%
Helmerich & Payne, Inc.(a)	23,012	1,169,009
National Oilwell Varco, Inc.(a)	132,842	4,322,679
Noble Corp. PLC(a)	349,887	2,725,620

		8,217,308
Food & Staples Retailing - 0.0%†
CVS Health Corp.(a)	2,615	252,583

Food Products - 1.1%
Cal-Maine Foods, Inc.(a)	84,726	4,276,121
Flowers Foods, Inc.(a)	43,409	891,621
General Mills, Inc.(a)	54,915	3,103,247
Pinnacle Foods, Inc.	25,104	1,076,710

		9,347,699

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Gas Utilities - 1.5%
AGL Resources, Inc.	21,443	$1,362,917
New Jersey Resources Corp.	33,995	1,197,304
Questar Corp.(a)	257,316	5,246,673
WGL Holdings, Inc.(a)	80,019	5,344,469

		13,151,363
Health Care Equipment & Supplies - 0.0%†
Abbott Laboratories	2,092	79,182

Health Care Providers & Services - 3.4%
Cardinal Health, Inc.(a)	73,220	5,957,912
UnitedHealth Group, Inc.	208,677	24,031,243

		29,989,155
Hotels, Restaurants & Leisure - 4.0%
Cracker Barrel Old Country Store, Inc.(a)	8,368	1,098,132
Darden Restaurants, Inc.(a)	88,387	5,573,684
Las Vegas Sands Corp.(a)	39,748	1,792,635
McDonald’s Corp.	208,677	25,830,039
Six Flags Entertainment Corp.(a)	19,351	972,775

		35,267,265
Household Durables - 0.7%
Garmin Ltd.(a)	27,719	975,154
Leggett & Platt, Inc.	27,196	1,128,906
Tupperware Brands Corp.(a)	82,111	3,812,414

		5,916,474
Household Products - 2.4%
The Clorox Co.(a)	42,886	5,534,438
Kimberly-Clark Corp.	32,426	4,164,147
The Procter & Gamble Co.	132,319	10,809,139

		20,507,724
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc., Class A(a)	56,484	700,402

Industrial Conglomerates - 2.4%
3M Co.	137,026	20,690,926

Insurance - 2.2%
AmTrust Financial Services, Inc.	78,450	4,486,555
Cincinnati Financial Corp.(a)	23,535	1,356,322
Erie Indemnity Co., Class A(a)	51,254	4,926,022
First American Financial Corp.(a)	31,903	1,096,506
Old Republic International Corp.	58,053	1,049,598
Principal Financial Group, Inc.(a)	27,196	1,033,448
Prudential Financial, Inc.(a)	14,121	989,600
Validus Holdings Ltd.	104,600	4,627,504

		19,565,555

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - 0.5%
IAC/InterActiveCorp	72,697	$3,775,882
j2 Global, Inc.(a)	12,552	910,146

		4,686,028
IT Services - 5.6%
Accenture PLC, Class A	58,053	6,126,914
Automatic Data Processing, Inc.(a)	43,932	3,650,310
Booz Allen Hamilton Holding Corp.	19,351	547,440
Broadridge Financial Solutions, Inc.	23,535	1,260,535
International Business Machines Corp.(a)	196,648	24,539,704
Leidos Holdings, Inc.	88,387	4,076,408
Paychex, Inc.(a)	32,949	1,576,939
Visa, Inc., Class A	26,150	1,947,913
The Western Union Co.(a)	271,960	4,851,766

		48,577,929
Leisure Products - 0.3%
Hasbro, Inc.(a)	17,782	1,320,847
Mattel, Inc.(a)	56,484	1,558,394

		2,879,241
Machinery - 0.4%
Caterpillar, Inc.(a)	53,869	3,352,807

Media - 0.8%
Comcast Corp., Class A	16,213	903,226
Omnicom Group, Inc.(a)	24,581	1,803,016
Regal Entertainment Group, Class A(a)	54,915	947,284
Time, Inc.	39,225	588,375
The Walt Disney Co.	31,903	3,056,946

		7,298,847
Metals & Mining - 0.5%
Nucor Corp.	113,491	4,434,093

Multiline Retail - 2.3%
Kohl’s Corp.(a)	105,646	5,255,889
Macy’s, Inc.	131,273	5,304,742
Target Corp.(a)	133,365	9,658,293

		20,218,924
Multi-Utilities - 2.4%
Ameren Corp.(a)	65,375	2,936,645
Consolidated Edison, Inc.(a)	28,765	1,996,003
DTE Energy Co.	54,915	4,668,324
Public Service Enterprise Group, Inc.(a)	130,227	5,378,375
SCANA Corp.(a)	20,920	1,316,914
Vectren Corp.	112,445	4,704,699

		21,000,960

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.(a)	131,273	$11,351,176
ConocoPhillips Co.	110,876	4,333,034
CVR Energy, Inc.(a)	107,215	3,754,669
Exxon Mobil Corp.	240,580	18,729,153
HollyFrontier Corp.	28,765	1,005,912
Marathon Petroleum Corp.	90,479	3,781,117
Occidental Petroleum Corp.	166,314	11,447,393
ONEOK, Inc.(a)	43,932	1,094,346
SemGroup Corp., Class A(a)	23,535	521,065
Spectra Energy Corp.(a)	66,421	1,823,257
Teekay Corp.	21,443	146,885
Tesoro Corp.	13,075	1,140,794
Valero Energy Corp.	112,445	7,631,642
Western Refining, Inc.(a)	26,150	860,335
The Williams Cos., Inc.	60,668	1,170,892

		68,791,670
Paper & Forest Products - 0.4%
Domtar Corp.(a)	112,445	3,626,351

Personal Products - 0.6%
Avon Products, Inc.(a)	341,519	1,157,749
Nu Skin Enterprises, Inc., Class A(a)	137,026	4,336,873

		5,494,622
Pharmaceuticals - 7.4%
Eli Lilly & Co.	92,048	7,280,997
Johnson & Johnson(a)	165,268	17,260,590
Merck & Co., Inc.	551,765	27,957,933
Pfizer, Inc.	409,509	12,485,929

		64,985,449
Real Estate Investment Trusts (REITs) - 6.0%
CBL & Associates Properties, Inc.(a)	69,036	742,137
Chimera Investment Corp.	80,019	991,435
Communications Sales & Leasing, Inc.(a)	48,116	924,308
Corrections Corp. of America(a)	185,665	5,349,009
Digital Realty Trust, Inc.(a)	71,651	5,737,812
EPR Properties(a)	87,341	5,236,093
Gaming and Leisure Properties, Inc.(a)	33,995	886,590
The GEO Group, Inc.(a)	38,702	1,144,805
HCP, Inc.(a)	49,685	1,785,679
Hospitality Properties Trust(a)	175,205	4,133,086
Iron Mountain, Inc.(a)	43,932	1,209,887
Lamar Advertising Co., Class A(a)	81,588	4,577,903
LaSalle Hotel Properties(a)	152,716	3,384,187

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Liberty Property Trust	36,610	$1,073,405
Medical Properties Trust, Inc.(a)	85,249	937,739
MFA Financial, Inc.	149,055	946,499
National Health Investors, Inc.(a)	16,736	1,015,540
New Residential Investment Corp.	92,048	1,048,427
Outfront Media, Inc.	74,266	1,615,285
Ryman Hospitality Properties, Inc.	84,203	3,953,331
Senior Housing Properties Trust	77,404	1,120,810
Ventas, Inc.(a)	31,380	1,735,942
Welltower, Inc.(a)	31,380	1,952,464
WP Carey, Inc.(a)	17,782	1,035,801

		52,538,174
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	27,719	1,492,945
Intel Corp.	203,447	6,310,926
KLA-Tencor Corp.	74,789	5,010,115
Linear Technology Corp.(a)	28,765	1,229,129
Maxim Integrated Products, Inc.	38,179	1,275,179
Texas Instruments, Inc.(a)	228,551	12,097,204
Xilinx, Inc.	106,692	5,363,407

		32,778,905
Software - 1.6%
Activision Blizzard, Inc.	154,285	5,372,204
Blackbaud, Inc.(a)	18,828	1,157,545
CA, Inc.(a)	181,481	5,213,949
Fair Isaac Corp.(a)	4,707	449,848
Symantec Corp.	76,881	1,525,319

		13,718,865
Specialty Retail - 5.2%
American Eagle Outfitters, Inc.(a)	76,881	1,125,538
Foot Locker, Inc.(a)	69,559	4,699,406
GameStop Corp., Class A(a)	121,859	3,193,924
The Home Depot, Inc.(a)	245,810	30,913,066
L Brands, Inc.(a)	23,535	2,262,890
Staples, Inc.(a)	371,330	3,312,264

		45,507,088
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	234,827	22,858,060
Seagate Technology PLC(a)	144,871	4,208,503
Western Digital Corp.	55,438	2,659,915

		29,726,478
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.(a)	72,174	1,117,254

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Tobacco - 4.8%
Altria Group, Inc.	238,488	$14,574,002
Philip Morris International, Inc.(a)	298,110	26,832,881
Vector Group Ltd.	38,179	890,334

		42,297,217

Total Common Stocks (Cost $863,122,710)		872,273,552

	Principal Amount
Securities Lending Reinvestments(b) - 16.8%
Certificates of Deposits - 5.6%
Branch Banking & Trust Co.
0.40%, due 03/02/16	$4,000,000	4,000,000
0.55%, due 03/24/16	3,500,000	3,500,000
Chiba Bank Ltd., New York Branch
0.75%, due 02/24/16	3,500,000	3,500,000
0.60%, due 03/28/16	4,000,000	4,000,000
Credit Suisse AG, New York
0.86%, due 07/22/16	3,000,000	3,000,135
HSBC Bank USA N.A., New York
0.68%, due 03/18/16	2,000,000	2,000,006
Industrial & Commercial Bank of China Ltd., New York Branch
0.42%, due 02/05/16	3,250,000	3,250,000
Landesbank Baden-Wuerttemberg, New York
0.55%, due 02/18/16	3,000,000	3,000,000
Landesbank Hessen-Thueringen, New York
0.60%, due 02/19/16	3,000,000	2,999,951
Mitsubishi UFJ Trust & Banking Corp.
0.70%, due 04/25/16	4,000,000	3,994,760
Sumitomo Mitsui Banking Corp., New York
0.67%, due 04/11/16	3,000,000	3,002,322
0.82%, due 07/11/16	3,000,000	2,999,793
Sumitomo Mitsui Trust Bank Ltd., New York
0.70%, due 03/23/16	3,500,000	3,500,000
Wells Fargo Bank San Francisco N.A.
0.58%, due 04/19/16	2,000,000	2,001,438
0.78%, due 07/21/16	4,000,000	4,000,116

Total Certificates of Deposits (Cost $48,743,435)		48,748,521

Commercial Papers - 1.5%
Canadian Imperial Holdings, Inc.
0.60%, due 03/10/16	2,000,000	1,998,733

	Principal Amount	Value
Securities Lending Reinvestments(b) - (continued)
Commercial Papers - (continued)
Caterpillar Financial Services Corp.
0.50%, due 03/01/16	$3,000,000	$2,998,792
Societe Generale S.A.
0.47%, due 03/28/16	4,000,000	3,997,076
Svensk Exportkredit AB
0.59%, due 04/29/16	4,000,000	3,995,420

Total Commercial Papers (Cost $12,988,832)		12,990,021

Master Demand Note - 0.7%
Natixis Financial Products LLC
0.62%, due 02/01/16	6,000,000	6,000,000

Total Master Demand Note (Cost $6,000,000)		6,000,000

Medium Term Note - 0.5%
The Bank of Nova Scotia
0.68%, due 03/15/16	2,000,000	2,000,615
0.75%, due 03/29/16	2,500,000	2,508,365

Total Medium Term Note (Cost $4,508,980)		4,508,980

Money Market Funds(c) - 5.7%
BlackRock Cash Funds - Prime, Institutional Class
0.41%	9,000,000	9,000,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.34%	3,847,317	3,847,317
Dreyfus Cash Advantage Fund, Institutional Class
0.33%	9,000,000	9,000,000
Fidelity Money Market Portfolio, Institutional Class
0.38%	20,000,000	20,000,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.39%	9,000,000	9,000,000

Total Money Market Funds (Cost $50,847,317)		50,847,317

Repurchase Agreements - 2.8%
Bank of America N.A., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $20,000,567, collateralized by various U.S. Government Agency Mortgage Securities, 3.00%, maturing 04/01/45; total market value $20,400,000	20,000,000	20,000,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Securities Lending Reinvestments(b) - (continued)
Repurchase Agreements - (continued)
Citigroup Global Markets, Inc., 0.35%, dated 01/29/16, due 02/01/16, repurchase price $2,311,255, collateralized by various U.S. Treasury Securities, STRIPS, 0.00%, maturing 11/15/26 - 02/15/33; U.S. Government Agency Mortgage Securities, ranging from 0.78% - 8.00%, maturing 06/13/16 - 01/01/46; total market value $2,357,411	$2,311,187	$2,311,187
Societe Generale, New York Branch, 0.38%, dated 01/29/16, due 02/01/16, repurchase price $2,000,063, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 5.50%, maturing 08/15/33 - 10/20/64; total market value $2,040,000	2,000,000	2,000,000

Total Repurchase Agreements (Cost $24,311,187)		24,311,187

Total Securities Lending Reinvestments (Cost $147,399,751)		147,406,026

Total Investment Securities (Cost $1,010,522,461) — 116.4%		1,019,679,578

Liabilities in excess of other assets — (16.4%)		(144,005,580)

Net Assets — 100.0%		$875,673,998

*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)

The security or a portion of this security is on loan at 01/31/16. The total value of securities on loan at 01/31/16 was $149,320,567, which was collateralized in the form of cash with a value of $147,435,409; $5,425,750 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.50% and maturity dates ranging from 02/04/16 - 05/15/45; a total value of $152,861,159.

(b)	The security was purchased with cash collateral held from securities on loan at 01/31/16. The total value of securities purchased was $147,406,026.
(c)	Represents 7-day effective yield as of 01/31/16.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2016 (Unaudited)

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,162,936
Aggregate gross unrealized depreciation	(37,974,563)

Net unrealized appreciation	$9,188,373

Federal income tax cost of investments	$1,010,491,205

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open long futures contracts as of January 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-mini S&P 500® Index Futures Contracts	34	03/18/16	$3,281,170	$(42,361)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 99.2%
Aerospace & Defense - 3.6%
The Boeing Co.	28,512	$3,425,146
Lockheed Martin Corp.	11,664	2,461,104
Raytheon Co.	5,508	706,346

		6,592,596
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.(a)	14,796	958,337
United Parcel Service, Inc., Class B(a)	31,320	2,919,024

		3,877,361
Airlines - 0.0%†
Allegiant Travel Co.	324	51,992

Banks - 5.4%
Bank of America Corp.	40,716	575,724
Bank of Hawaii Corp.(a)	14,148	847,889
Citigroup, Inc.	9,936	423,075
Cullen/Frost Bankers, Inc.(a)	2,916	139,560
JPMorgan Chase & Co.	19,224	1,143,828
People’s United Financial, Inc.(a)	13,932	200,203
Wells Fargo & Co.	128,196	6,439,285

		9,769,564
Beverages - 4.3%
The Coca-Cola Co.	14,040	602,597
Dr. Pepper Snapple Group, Inc.	12,528	1,175,627
PepsiCo, Inc.	59,724	5,930,593

		7,708,817
Biotechnology - 0.6%
Amgen, Inc.	4,860	742,268
Gilead Sciences, Inc.	5,076	421,308

		1,163,576
Capital Markets - 1.3%
Artisan Partners Asset Management, Inc., Class A(a)	24,408	763,970
Federated Investors, Inc., Class B(a)	30,348	767,501
Virtu Financial, Inc., Class A	8,856	201,031
Waddell & Reed Financial, Inc., Class A(a)	25,704	705,318

		2,437,820
Chemicals - 0.1%
The Scotts Miracle-Gro Co., Class A	3,240	222,523

Commercial Services & Supplies - 1.4%
Pitney Bowes, Inc.	45,684	894,493
R.R. Donnelley & Sons Co.	61,884	864,519
Republic Services, Inc.	6,696	292,615
Waste Management, Inc.	8,208	434,614

		2,486,241

	Shares	Value
Common Stocks - (continued)
Communications Equipment - 2.4%
Cisco Systems, Inc.	80,676	$1,919,282
Motorola Solutions, Inc.	14,796	987,929
QUALCOMM, Inc.	29,592	1,341,701

		4,248,912
Consumer Finance - 0.4%
Navient Corp.(a)	79,380	758,873

Containers & Packaging - 0.9%
Bemis Co., Inc.	5,184	248,158
International Paper Co.	6,264	214,292
Packaging Corp. of America	3,240	164,689
Sonoco Products Co.	23,436	925,956

		1,553,095
Distributors - 0.6%
Genuine Parts Co.(a)	11,772	1,014,393

Diversified Consumer Services - 0.2%
H&R Block, Inc.(a)	8,856	301,547

Diversified Telecommunication Services - 2.1%
CenturyLink, Inc.(a)	38,448	977,348
Verizon Communications, Inc.	56,484	2,822,506

		3,799,854
Electric Utilities - 3.4%
American Electric Power Co., Inc.	22,140	1,349,876
Duke Energy Corp.	12,744	959,623
Entergy Corp.(a)	4,644	327,773
Exelon Corp.	11,232	332,130
FirstEnergy Corp.	10,476	346,337
Hawaiian Electric Industries, Inc.(a)	6,912	206,807
Pepco Holdings, Inc.	8,856	236,278
Pinnacle West Capital Corp.	16,092	1,067,061
PPL Corp.	12,960	454,378
The Southern Co.(a)	17,172	840,054

		6,120,317
Electrical Equipment - 0.8%
Emerson Electric Co.(a)	30,132	1,385,469

Energy Equipment & Services - 1.4%
Frank’s International N.V.	54,108	791,600
Helmerich & Payne, Inc.(a)	4,752	241,402
National Oilwell Varco, Inc.(a)	28,404	924,266
Noble Corp. PLC(a)	74,628	581,352

		2,538,620
Food & Staples Retailing - 1.6%
CVS Health Corp.(a)	540	52,158
Wal-Mart Stores, Inc.(a)	41,580	2,759,249

		2,811,407

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - 0.8%
Cal-Maine Foods, Inc.(a)	17,172	$866,671
General Mills, Inc.	10,800	610,308

		1,476,979
Gas Utilities - 0.7%
AGL Resources, Inc.	4,320	274,579
Questar Corp.(a)	52,380	1,068,028

		1,342,607
Health Care Equipment & Supplies - 0.1%
ResMed, Inc.(a)	4,536	257,191

Health Care Providers & Services - 4.4%
Anthem, Inc.(a)	11,772	1,536,128
Cardinal Health, Inc.(a)	14,904	1,212,739
Quest Diagnostics, Inc.	3,780	248,233
UnitedHealth Group, Inc.	42,552	4,900,288

		7,897,388
Hotels, Restaurants & Leisure - 5.1%
Brinker International, Inc.(a)	21,060	1,047,524
Cracker Barrel Old Country Store, Inc.(a)	1,620	212,593
Darden Restaurants, Inc.(a)	18,036	1,137,350
Dunkin’ Brands Group, Inc.(a)	5,616	221,046
Las Vegas Sands Corp.(a)	7,884	355,568
McDonald’s Corp.	42,660	5,280,455
Papa John’s International, Inc.(a)	16,200	773,550
Six Flags Entertainment Corp.(a)	4,428	222,596

		9,250,682
Household Durables - 0.7%
Garmin Ltd.(a)	6,696	235,565
Leggett & Platt, Inc.(a)	5,292	219,671
Tupperware Brands Corp.(a)	17,388	807,325

		1,262,561
Household Products - 1.3%
The Clorox Co.(a)	8,964	1,156,804
Kimberly-Clark Corp.	1,080	138,693
The Procter & Gamble Co.	11,772	961,655

		2,257,152
Industrial Conglomerates - 0.3%
3M Co.	3,348	505,548

Insurance - 4.6%
Allied World Assurance Co. Holdings AG(a)	6,372	233,151
American National Insurance Co.(a)	1,728	167,927
AmTrust Financial Services, Inc.	15,336	877,066
Cincinnati Financial Corp.(a)	4,644	267,634
Erie Indemnity Co., Class A(a)	10,692	1,027,608
Everest Re Group Ltd.	5,616	1,004,927
First American Financial Corp.	5,508	189,310
FNF Group(a)	28,728	930,213
Old Republic International Corp.	13,284	240,175
ProAssurance Corp.	18,144	909,377

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
The Progressive Corp.(a)	35,208	$1,100,250
Validus Holdings Ltd.	21,924	969,918
Willis Towers Watson PLC	4,104	469,764

		8,387,320
Internet & Catalog Retail - 0.4%
HSN, Inc.	15,876	747,125

Internet Software & Services - 0.6%
IAC/InterActiveCorp	15,336	796,552
j2 Global, Inc.(a)	2,916	211,439

		1,007,991
IT Services - 5.1%
Accenture PLC, Class A	8,208	866,273
Automatic Data Processing, Inc.	6,156	511,502
Broadridge Financial Solutions, Inc.	4,752	254,517
International Business Machines Corp.	41,256	5,148,336
Leidos Holdings, Inc.	18,036	831,820
Paychex, Inc.(a)	6,480	310,133
Visa, Inc., Class A(a)	5,292	394,201
The Western Union Co.(a)	53,244	949,873

		9,266,655
Leisure Products - 0.2%
Mattel, Inc.(a)	11,232	309,891

Media - 1.7%
Comcast Corp., Class A	3,240	180,500
Regal Entertainment Group, Class A(a)	10,800	186,300
Time, Inc.	13,716	205,740
Viacom, Inc., Class A(a)	17,820	864,983
Viacom, Inc., Class B(a)	21,492	980,895
The Walt Disney Co.	6,480	620,914

		3,039,332
Multiline Retail - 2.3%
Kohl’s Corp.(a)	22,680	1,128,330
Macy’s, Inc.	26,676	1,077,977
Target Corp.(a)	27,108	1,963,162

		4,169,469
Multi-Utilities - 2.5%
Ameren Corp.(a)	23,004	1,033,340
Consolidated Edison, Inc.(a)	5,616	389,694
PG&E Corp.	8,640	474,423
Public Service Enterprise Group, Inc.	27,648	1,141,862
SCANA Corp.(a)	8,316	523,492
Vectren Corp.	22,896	957,969

		4,520,780

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp.	27,108	$2,344,029
Columbia Pipeline Group, Inc.	10,476	194,330
ConocoPhillips Co.	22,572	882,114
CVR Energy, Inc.(a)	22,248	779,125
Exxon Mobil Corp.(a)	48,816	3,800,325
Occidental Petroleum Corp.	2,592	178,407
ONEOK, Inc.(a)	8,424	209,842
Spectra Energy Corp.(a)	13,176	361,681
Teekay Corp.	7,668	52,526
The Williams Cos., Inc.	13,716	264,719

		9,067,098
Paper & Forest Products - 0.4%
Domtar Corp.(a)	22,896	738,396

Personal Products - 0.1%
Avon Products, Inc.(a)	69,444	235,415

Pharmaceuticals - 7.3%
Eli Lilly & Co.	18,360	1,452,276
Johnson & Johnson	34,020	3,553,049
Merck & Co., Inc.	111,564	5,652,948
Pfizer, Inc.	82,296	2,509,205

		13,167,478
Real Estate Investment Trusts (REITs) - 6.1%
CBL & Associates Properties, Inc.(a)	14,040	150,930
Chimera Investment Corp.	13,716	169,941
Communications Sales & Leasing, Inc.(a)	10,908	209,543
Corrections Corp. of America	37,800	1,089,018
Digital Realty Trust, Inc.	14,580	1,167,566
EPR Properties(a)	17,820	1,068,309
Gaming and Leisure Properties, Inc.(a)	7,560	197,165
The GEO Group, Inc.(a)	7,560	223,625
HCP, Inc.(a)	9,828	353,218
Hospitality Properties Trust	36,720	866,225
Iron Mountain, Inc.(a)	8,640	237,945
Liberty Property Trust	29,160	854,971
Medical Properties Trust, Inc.	19,224	211,464
MFA Financial, Inc.	29,808	189,281
National Health Investors, Inc.	17,172	1,041,997
National Retail Properties, Inc.	6,480	278,251
New Residential Investment Corp.	17,712	201,740
Outfront Media, Inc.(a)	8,640	187,920
Piedmont Office Realty Trust, Inc., Class A	35,100	649,701
Realty Income Corp.(a)	5,832	325,367
Retail Properties of America, Inc., Class A	14,796	229,486
Senior Housing Properties Trust	14,904	215,810
Ventas, Inc.(a)	6,588	364,448
Welltower, Inc.(a)	6,480	403,186
WP Carey, Inc.	3,672	213,894

		11,101,001

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp.	70,740	$2,194,355
KLA-Tencor Corp.	5,076	340,041
Linear Technology Corp.	5,940	253,816
Maxim Integrated Products, Inc.	6,696	223,647
Texas Instruments, Inc.(a)	45,900	2,429,487

		5,441,346
Software - 1.5%
Activision Blizzard, Inc.	30,672	1,067,999
Blackbaud, Inc.(a)	1,188	73,039
CA, Inc.(a)	38,340	1,101,508
Solera Holdings, Inc.	3,996	216,823
Symantec Corp.	15,768	312,837

		2,772,206
Specialty Retail - 4.0%
American Eagle Outfitters, Inc.(a)	15,120	221,357
DSW, Inc., Class A(a)	43,632	1,047,604
GameStop Corp., Class A(a)	24,840	651,056
The Home Depot, Inc.	35,964	4,522,833
The Men’s Wearhouse, Inc.(a)	8,640	118,454
Staples, Inc.	75,168	670,499

		7,231,803
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	47,628	4,636,110
Seagate Technology PLC(a)	29,484	856,510
Western Digital Corp.	16,848	808,367

		6,300,987
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.(a)	16,740	259,135

Tobacco - 4.8%
Altria Group, Inc.	79,704	4,870,711
Philip Morris International, Inc.	39,852	3,587,079
Vector Group Ltd.	8,424	196,448

		8,654,238

Total Common Stocks (Cost $177,775,001)		179,510,751

	No. of Rights
Rights - 0.0%†
Safeway, Inc. (Casa Ley subsidiary)*^	8,450	412
Safeway, Inc. (PDC subsidiary)*^	8,450	8,576

Total Rights (Cost $—)		8,988

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Securities Lending Reinvestments(b) - 19.5%
Certificates of Deposits - 5.6%
Branch Banking & Trust Co.
0.40%, due 03/02/16	$500,000	$500,000
0.55%, due 03/24/16	1,000,000	1,000,000
Chiba Bank Ltd., New York Branch
0.75%, due 02/24/16	1,000,000	1,000,000
0.60%, due 03/28/16	500,000	500,000
HSBC Bank USA N.A., New York
0.68%, due 03/18/16	1,000,000	1,000,003
Industrial & Commercial Bank of China Ltd., New York Branch
0.42%, due 02/05/16	750,000	750,000
Landesbank Baden-Wuerttemberg, New York
0.55%, due 02/18/16	1,000,000	1,000,000
Landesbank Hessen-Thueringen, New York
0.60%, due 02/19/16	500,000	499,992
Mitsubishi UFJ Trust & Banking Corp.
0.70%, due 04/25/16	1,000,000	998,690
Sumitomo Mitsui Banking Corp., New York
0.67%, due 04/11/16	1,000,000	1,000,774
Sumitomo Mitsui Trust Bank Ltd., New York
0.70%, due 03/23/16	1,000,000	1,000,000
Wells Fargo Bank San Francisco N.A.
0.58%, due 04/19/16	1,000,000	1,000,719

Total Certificates of Deposits (Cost $10,248,365)		10,250,178

Commercial Papers - 1.5%
Canadian Imperial Holdings, Inc.
0.60%, due 03/10/16	500,000	499,683
Caterpillar Financial Services Corp.
0.50%, due 03/01/16	500,000	499,799
Societe Generale S.A.
0.47%, due 03/28/16	1,000,000	999,269
Svensk Exportkredit AB
0.59%, due 04/29/16	500,000	499,428

Total Commercial Papers (Cost $2,498,030)		2,498,179

Master Demand Note - 0.8%
Natixis Financial Products LLC
0.62%, due 02/01/16	1,500,000	1,500,000

Total Master Demand Note (Cost $1,500,000)		1,500,000

	Principal Amount	Value
Securities Lending Reinvestments(b) - (continued)
Money Market Funds(c) - 7.7%
BlackRock Cash Funds - Prime, Institutional Class
0.41%	$2,000,000	$2,000,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.34%	2,000,000	2,000,000
Dreyfus Cash Advantage Fund, Institutional Class
0.33%	6,000,000	6,000,000
Fidelity Money Market Portfolio, Institutional Class
0.38%	2,000,000	2,000,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.39%	2,000,000	2,000,000

Total Money Market Funds (Cost $14,000,000)		14,000,000

Repurchase Agreements - 3.9%
Citigroup Global Markets, Inc., 0.35%, dated 01/29/16, due 02/01/16, repurchase price $5,531,792, collateralized by various U.S. Treasury Securities, STRIPS, 0.00%, maturing 11/15/26 - 02/15/33; U.S. Government Agency Mortgage Securities, ranging from 0.78% - 8.00%, maturing 06/13/16 - 01/01/46; total market value $5,642,263	5,531,630	5,531,630
Societe Generale, New York Branch, 0.38%, dated 01/29/16, due 02/01/16, repurchase price $1,500,047, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 5.50%, maturing 08/15/33 - 10/20/64; total market value $1,530,000	1,500,000	1,500,000

Total Repurchase Agreements (Cost $7,031,630)		7,031,630

Total Securities Lending Reinvestments (Cost $35,278,025)		35,279,987

Total Investment Securities (Cost $213,053,026) — 118.7%		214,799,726

Liabilities in excess of other assets — (18.7%)		(33,804,661)

Net Assets — 100.0%		$180,995,065

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2016 (Unaudited)

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At 01/31/16, the value of these securities amounted to $8,988 or 0.00% of net assets.
†	Amount represents less than 0.05%.
(a)

The security or a portion of this security is on loan at 01/31/16. The total value of securities on loan at 01/31/16 was $35,739,379, which was collateralized in the form of cash with a value of $35,279,274; $1,302,976 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.50% and maturity dates ranging from 02/04/16 - 05/15/45; a total value of $36,582,250.

(b)	The security was purchased with cash collateral held from securities on loan at 01/31/16. The total value of securities purchased was $35,279,987.
(c)	Represents 7-day effective yield as of 01/31/16.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

SEK — Swedish Krona

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TWD — Taiwan Dollar

USD — US Dollar

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,285,850
Aggregate gross unrealized depreciation	(9,465,791)

Net unrealized appreciation	$1,820,059

Federal income tax cost of investments	$212,979,667

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open long futures contracts as of January 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-mini S&P 500® Index Futures Contracts	15	03/18/16	$1,447,575	$(49,019)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 99.4%
Aerospace & Defense - 3.4%
The Boeing Co.	9,657	$1,160,095
Lockheed Martin Corp.	3,959	835,349

		1,995,444
Air Freight & Logistics - 1.7%
United Parcel Service, Inc., Class B	10,508	979,346

Auto Components - 0.5%
The Goodyear Tire & Rubber Co.	10,508	298,532

Banks - 8.1%
Bank of America Corp.	13,320	188,345
Citigroup, Inc.	3,219	137,065
JPMorgan Chase & Co.	34,743	2,067,208
People’s United Financial, Inc.(a)	4,625	66,461
Regions Financial Corp.	10,249	83,222
Wells Fargo & Co.	43,068	2,163,306

		4,705,607
Beverages - 0.6%
The Coca-Cola Co.	4,847	208,033
PepsiCo, Inc.	1,406	139,616

		347,649
Biotechnology - 1.2%
Amgen, Inc.	333	50,859
Gilead Sciences, Inc.	7,437	617,271

		668,130
Building Products - 0.8%
Lennox International, Inc.(a)	1,184	141,867
Masco Corp.	11,951	315,387

		457,254
Capital Markets - 2.8%
Ameriprise Financial, Inc.	3,182	288,449
Artisan Partners Asset Management, Inc., Class A(a)	8,399	262,889
BlackRock, Inc.	370	116,276
Federated Investors, Inc., Class B(a)	9,990	252,647
Invesco Ltd.	6,882	205,978
Janus Capital Group, Inc.	4,366	54,968
Waddell & Reed Financial, Inc., Class A(a)	8,880	243,667
WisdomTree Investments, Inc.(a)	15,688	188,256

		1,613,130
Chemicals - 2.0%
Celanese Corp.	925	58,895
The Dow Chemical Co.	7,326	307,692
E.I. du Pont de Nemours & Co.	5,735	302,579
LyondellBasell Industries N.V., Class A	5,920	461,582

		1,130,748
Commercial Services & Supplies - 1.6%
Deluxe Corp.(a)	5,291	295,767

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Pitney Bowes, Inc.	15,725	$307,896
R.R. Donnelley & Sons Co.	20,424	285,323
West Corp.(a)	2,627	47,575

		936,561
Communications Equipment - 2.0%
Cisco Systems, Inc.	26,973	641,688
Juniper Networks, Inc.	3,219	75,968
QUALCOMM, Inc.	9,879	447,914

		1,165,570
Consumer Finance - 0.4%
Navient Corp.	27,232	260,338

Containers & Packaging - 1.3%
Avery Dennison Corp.(a)	5,254	319,916
International Paper Co.	2,812	96,199
Packaging Corp. of America	1,258	63,944
WestRock Co.	7,289	257,156

		737,215
Diversified Telecommunication Services - 2.2%
CenturyLink, Inc.(a)	12,728	323,546
Verizon Communications, Inc.	19,092	954,027

		1,277,573
Electric Utilities - 1.8%
American Electric Power Co., Inc.	3,108	189,495
Entergy Corp.	1,480	104,458
Hawaiian Electric Industries, Inc.(a)	1,702	50,924
Pepco Holdings, Inc.	3,108	82,922
Pinnacle West Capital Corp.	1,332	88,325
PPL Corp.	4,218	147,883
The Southern Co.(a)	5,661	276,936
Westar Energy, Inc.	1,924	83,809

		1,024,752
Electrical Equipment - 1.1%
Eaton Corp. PLC	2,960	149,510
Emerson Electric Co.(a)	9,990	459,340

		608,850
Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.(a)	7,659	142,534

Energy Equipment & Services - 1.0%
Helmerich & Payne, Inc.(a)	1,480	75,184
National Oilwell Varco, Inc.(a)	9,324	303,403
Noble Corp. PLC(a)	24,790	193,114
Schlumberger Ltd.	370	26,740

		598,441
Food & Staples Retailing - 0.1%
CVS Health Corp.	851	82,198

Food Products - 0.7%
Cal-Maine Foods, Inc.(a)	5,920	298,783

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Ingredion, Inc.	888	$89,439

		388,222
Gas Utilities - 0.3%
AGL Resources, Inc.	1,369	87,014
WGL Holdings, Inc.(a)	1,295	86,493

		173,507
Health Care Equipment & Supplies - 0.7%
Cantel Medical Corp.	5,180	307,537
Hill-Rom Holdings, Inc.	1,406	68,725
St. Jude Medical, Inc.	333	17,602

		393,864
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	1,295	115,980
Anthem, Inc.	3,922	511,782
Cardinal Health, Inc.	2,368	192,684
HealthSouth Corp.(a)	1,702	60,915
UnitedHealth Group, Inc.	7,400	852,184

		1,733,545
Hotels, Restaurants & Leisure - 1.9%
Cracker Barrel Old Country Store, Inc.(a)	518	67,977
Darden Restaurants, Inc.(a)	6,179	389,648
Las Vegas Sands Corp.	2,553	115,140
McDonald’s Corp.	111	13,739
Six Flags Entertainment Corp.(a)	1,406	70,680
Starbucks Corp.	4,477	272,067
Starwood Hotels & Resorts Worldwide, Inc.	1,480	92,115
Wyndham Worldwide Corp.(a)	1,184	76,842

		1,098,208
Household Durables - 0.7%
Garmin Ltd.(a)	1,998	70,290
Leggett & Platt, Inc.	1,739	72,186
Tupperware Brands Corp.(a)	5,772	267,994

		410,470
Household Products - 0.7%
The Procter & Gamble Co.	4,773	389,906

Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc., Class A	4,255	52,762

Industrial Conglomerates - 2.4%
3M Co.	9,361	1,413,511

Insurance - 3.5%
Aflac, Inc.	6,438	373,147
AmTrust Financial Services, Inc.	3,737	213,719
Assured Guaranty Ltd.	12,210	290,354
Cincinnati Financial Corp.(a)	1,517	87,425
Lincoln National Corp.	6,401	252,583
MetLife, Inc.	5,957	265,980
Old Republic International Corp.	4,181	75,592

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Principal Financial Group, Inc.	7,178	$272,764
Prudential Financial, Inc.(a)	2,849	199,658

		2,031,222
Internet & Catalog Retail - 0.4%
HSN, Inc.(a)	5,254	247,253

Internet Software & Services - 0.6%
IAC/InterActiveCorp	5,106	265,205
j2 Global, Inc.(a)	925	67,072

		332,277
IT Services - 2.6%
Accenture PLC, Class A	3,922	413,928
Broadridge Financial Solutions, Inc.	1,517	81,250
International Business Machines Corp.	999	124,665
Leidos Holdings, Inc.	5,957	274,737
Paychex, Inc.(a)	2,146	102,708
Visa, Inc., Class A	1,850	137,806
The Western Union Co.	18,315	326,740
Xerox Corp.	3,071	29,942

		1,491,776
Leisure Products - 0.4%
Brunswick Corp.	1,480	58,978
Hasbro, Inc.	1,184	87,947
Mattel, Inc.(a)	3,737	103,104

		250,029
Machinery - 1.4%
Caterpillar, Inc.(a)	3,626	225,682
Cummins, Inc.	3,071	276,052
Terex Corp.(a)	3,515	78,736
The Timken Co.	8,399	222,994

		803,464
Media - 1.6%
Comcast Corp., Class A	2,109	117,492
The Interpublic Group of Cos., Inc.	3,996	89,670
Omnicom Group, Inc.(a)	1,554	113,986
Regal Entertainment Group, Class A(a)	3,478	59,996
Sinclair Broadcast Group, Inc., Class A(a)	2,035	67,155
TEGNA, Inc.(a)	12,506	300,269
The Walt Disney Co.	2,109	202,084

		950,652
Metals & Mining - 0.7%
Nucor Corp.	7,955	310,802
Steel Dynamics, Inc.	3,922	71,969

		382,771

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - 1.6%
Consolidated Edison, Inc.(a)	1,850	$128,371
NiSource, Inc.(a)	4,625	97,171
Public Service Enterprise Group, Inc.	9,065	374,385
Vectren Corp.	7,844	328,193

		928,120
Oil, Gas & Consumable Fuels - 7.5%
Chevron Corp.	9,102	787,050
ConocoPhillips Co.	7,733	302,206
CVR Energy, Inc.(a)	7,511	263,035
Exxon Mobil Corp.	9,620	748,917
HollyFrontier Corp.	1,850	64,694
Marathon Petroleum Corp.	7,992	333,986
Murphy Oil Corp.(a)	2,590	50,790
Occidental Petroleum Corp.	11,507	792,027
ONEOK, Inc.(a)	2,738	68,204
SemGroup Corp., Class A(a)	1,813	40,140
Spectra Energy Corp.(a)	4,403	120,862
Teekay Corp.	2,035	13,940
Tesoro Corp.	925	80,706
Valero Energy Corp.	7,585	514,794
Western Refining, Inc.(a)	1,665	54,778
The Williams Cos., Inc.	4,514	87,120

		4,323,249
Paper & Forest Products - 0.4%
Domtar Corp.(a)	7,844	252,969

Personal Products - 0.1%
Avon Products, Inc.	24,790	84,038

Pharmaceuticals - 6.8%
Johnson & Johnson	11,359	1,186,334
Merck & Co., Inc.	37,703	1,910,411
Pfizer, Inc.	27,972	852,866

		3,949,611
Professional Services - 0.5%
ManpowerGroup, Inc.(a)	3,811	290,970

Real Estate Investment Trusts (REITs) - 5.9%
CBL & Associates Properties, Inc.	5,106	54,889
Chimera Investment Corp.	5,069	62,805
Columbia Property Trust, Inc.	3,071	68,391
Communications Sales & Leasing, Inc.(a)	3,626	69,655
Corrections Corp. of America(a)	12,913	372,023
EPR Properties(a)	5,846	350,468
Gaming and Leisure Properties, Inc.	2,220	57,898
The GEO Group, Inc.(a)	2,442	72,234
HCP, Inc.	2,997	107,712
Hospitality Properties Trust	12,210	288,034
Host Hotels & Resorts, Inc.(a)	18,981	262,887
Iron Mountain, Inc.(a)	2,664	73,367

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Lamar Advertising Co., Class A(a)	5,661	$317,639
LaSalle Hotel Properties(a)	10,286	227,938
Liberty Property Trust	2,368	69,430
Medical Properties Trust, Inc.(a)	6,216	68,376
MFA Financial, Inc.	10,212	64,846
National Health Investors, Inc.(a)	1,184	71,845
New Residential Investment Corp.	5,846	66,586
Outfront Media, Inc.(a)	3,219	70,013
RLJ Lodging Trust	10,323	188,808
Ryman Hospitality Properties, Inc.	5,883	276,207
Senior Housing Properties Trust	5,143	74,471
WP Carey, Inc.	1,369	79,744

		3,416,266
Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	2,035	109,605
Atmel Corp.	8,991	72,467
Intel Corp.	22,829	708,156
KLA-Tencor Corp.	5,180	347,008
Linear Technology Corp.(a)	2,109	90,118
Maxim Integrated Products, Inc.	2,405	80,327
NVIDIA Corp.	3,700	108,373
Texas Instruments, Inc.(a)	15,540	822,532
Xilinx, Inc.	7,474	375,718

		2,714,304
Software - 1.6%
Activision Blizzard, Inc.	4,625	161,043
Blackbaud, Inc.(a)	1,184	72,792
CA, Inc.(a)	12,691	364,612
Fair Isaac Corp.(a)	2,590	247,526
Symantec Corp.	5,032	99,835

		945,808
Specialty Retail - 5.6%
Best Buy Co., Inc.(a)	10,878	303,823
GameStop Corp., Class A(a)	8,547	224,017
The Home Depot, Inc.	16,872	2,121,823
L Brands, Inc.(a)	1,554	149,417
Lithia Motors, Inc., Class A(a)	629	48,162
Penske Automotive Group, Inc.	4,403	138,122
Staples, Inc.	26,751	238,619

		3,223,983
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	22,274	2,168,151
HP, Inc.	28,934	280,949
Seagate Technology PLC	10,064	292,359

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Western Digital Corp.	4,625	$221,908

		2,963,367
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.(a)	5,439	84,196

Tobacco - 5.0%
Altria Group, Inc.	13,542	827,551
Philip Morris International, Inc.	23,162	2,084,812

		2,912,363

Total Common Stocks (Cost $61,261,282)		57,662,555

	Principal Amount
Securities Lending Reinvestments(b) - 17.2%
Certificate of Deposit - 0.7%
Branch Banking & Trust Co. 0.34%, due 02/05/16	$400,000	400,000

Total Certificate of Deposit (Cost $400,000)		400,000

Master Demand Note - 0.7%
Natixis Financial Products LLC
0.62%, due 02/01/16	400,000	400,000

Total Master Demand Note (Cost $400,000)		400,000

Repurchase Agreements - 15.8%
Bank of America N.A., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $5,000,142, collateralized by various U.S. Government Agency Mortgage Securities, 3.00%, maturing 04/01/45; total market value $5,100,000	5,000,000	5,000,000
Citigroup Global Markets, Inc., 0.35%, dated 01/29/16, due 02/01/16, repurchase price $2,656,167, collateralized by various U.S. Treasury Securities, STRIPS, 0.00%, maturing 11/15/26 - 02/15/33; U.S. Government Agency Mortgage Securities, ranging from 0.78% - 8.00%, maturing 06/13/16 - 01/01/46; total market value $2,709,212	2,656,090	2,656,090

	Principal Amount	Value
Securities Lending Reinvestments(b) - (continued)
Repurchase Agreements - (continued)
Natixis, New York Branch, 0.46%, dated 01/29/16, due 02/01/16, repurchase price $1,000,038, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.75%, maturing 09/30/16 - 11/15/44; total market value $1,020,040	$1,000,000	$1,000,000
Societe Generale, New York Branch, 0.38%, dated 01/29/16, due 02/01/16, repurchase price $500,016, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 5.50%, maturing 08/15/33 - 10/20/64; total market value $510,000	500,000	500,000

Total Repurchase Agreements (Cost $9,156,090)		9,156,090

Total Securities Lending Reinvestments (Cost $9,956,090)		9,956,090

Total Investment Securities (Cost $71,217,372) — 116.6%		67,618,645

Liabilities in excess of other assets — (16.6%)		(9,605,786)

Net Assets — 100.0%		$58,012,859

(a)

The security or a portion of this security is on loan at 01/31/16. The total value of securities on loan at 01/31/16 was $10,409,874, which was collateralized in the form of cash with a value of $9,956,090; $706,049 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.50% and maturity dates ranging from 02/04/16 - 05/15/45; a total value of $10,662,139.

(b)	The security was purchased with cash collateral held from securities on loan at 01/31/16. The total value of securities purchased was $9,956,090

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares®Quality Dividend Dynamic Index Fund

January 31, 2016 (Unaudited)

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,454,397
Aggregate gross unrealized depreciation	(6,057,418)

Net unrealized depreciation	$(3,603,021)

Federal income tax cost of investments	$71,221,666

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open long futures contracts as of January 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-mini S&P 500® Index Futures Contracts	3	03/18/16	$289,515	$(13,866)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 99.5%
Air Freight & Logistics - 0.8%
bpost S.A.	114,639	$2,710,386

Auto Components - 0.9%
Bridgestone Corp.	47,700	1,708,398
Valeo S.A.	8,904	1,150,850

		2,859,248
Automobiles - 1.4%
Fuji Heavy Industries Ltd.	63,600	2,551,040
Toyota Motor Corp.	31,800	1,891,215

		4,442,255
Banks - 13.0%
Aozora Bank Ltd.	795,000	2,633,255
Bank of China Ltd., Class H	3,816,000	1,490,539
BOC Hong Kong Holdings Ltd.	556,500	1,465,819
Canadian Imperial Bank of Commerce(a)	41,022	2,659,689
China Construction Bank Corp., Class H	7,632,000	4,638,321
Commonwealth Bank of Australia(a)	176,649	9,830,026
HSBC Holdings PLC(a)	187,779	1,311,312
Intercorp Financial Services, Inc.	95,877	1,931,922
KBC Groep N.V.	44,679	2,552,128
Royal Bank of Canada	73,617	3,795,284
Skandinaviska Enskilda Banken AB, Class A	261,078	2,505,754
Skandinaviska Enskilda Banken AB, Class C(a)	197,001	1,964,278
Swedbank AB, Class A	49,449	1,032,813
Westpac Banking Corp.	202,248	4,413,405

		42,224,545
Beverages - 0.0%†
Anheuser-Busch InBev S.A./N.V.	954	119,589

Capital Markets - 4.7%
Banca Generali SpA	85,860	2,328,195
Brait SE*(a)	263,145	2,721,648
CI Financial Corp.	113,049	2,485,511
Coronation Fund Managers Ltd.(a)	402,588	1,546,292
Daiwa Securities Group, Inc.	437,000	2,709,028
IGM Financial, Inc.	91,743	2,341,084
Macquarie Group Ltd.	17,808	901,657
Partners Group Holding AG	477	171,430

		15,204,845
Chemicals - 2.4%
BASF SE	48,495	3,206,162
EMS-Chemie Holding AG (Registered)(a)	318	132,830
The Israel Corp. Ltd.	10,653	1,766,411
Methanex Corp.	19,557	518,926
Synthos S.A.	2,449,077	2,315,571

		7,939,900

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - 0.8%
Edenred(a)	147,075	$2,754,757

Communications Equipment - 0.5%
Nokia Oyj	149,460	1,067,373
Telefonaktiebolaget LM Ericsson, Class A	72,822	625,041

		1,692,414
Construction & Engineering - 0.8%
CIMIC Group Ltd.	156,774	2,669,221

Construction Materials - 0.2%
Indocement Tunggal Prakarsa Tbk PT	286,200	409,303
Taiwan Cement Corp.	318,000	253,732

		663,035
Diversified Financial Services - 0.4%
Banca Mediolanum SpA	195,511	1,303,164

Diversified Telecommunication Services - 3.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,334,169	2,860,487
Maroc Telecom	26,394	307,494
O2 Czech Republic A/S	111,300	1,139,971
Telenor ASA	158,364	2,554,829
Turk Telekomunikasyon A/S	1,060,053	1,934,044
Vivendi S.A.(a)	142,623	3,091,134

		11,887,959
Electric Utilities - 0.9%
Endesa S.A.	10,335	198,666
Fortum Oyj(a)	181,419	2,836,599

		3,035,265
Electrical Equipment - 1.3%
Mitsubishi Electric Corp.	122,000	1,107,991
Vestas Wind Systems A/S	49,926	3,242,329

		4,350,320
Electronic Equipment, Instruments & Components - 1.4%
Delta Electronics Thailand PCL (NVDR)	47,700	105,793
Innolux Corp.	9,063,000	2,563,602
Omron Corp.	79,500	2,025,833

		4,695,228
Food & Staples Retailing - 2.0%
Distribuidora Internacional de Alimentacion S.A.*(a)	141,669	758,340
Koninklijke Ahold N.V.	138,648	3,124,251
Wm Morrison Supermarkets PLC(a)	1,100,916	2,725,078

		6,607,669

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - 1.7%
Nestle S.A. (Registered)	42,135	$3,092,326
Orkla ASA	318,000	2,554,158

		5,646,484
Gas Utilities - 0.9%
Enagas S.A.	99,375	2,871,017

Health Care Equipment & Supplies - 1.0%
Coloplast A/S, Class B	1,113	90,775
Hoya Corp.	79,500	3,020,691

		3,111,466
Health Care Providers & Services - 0.0%†
Mitra Keluarga Karyasehat Tbk PT	954,000	150,632

Hotels, Restaurants & Leisure - 2.1%
OPAP S.A.	339,942	2,493,916
Sands China Ltd.(a)	699,600	2,409,051
SJM Holdings Ltd.(a)	3,180,000	2,079,726

		6,982,693
Household Durables - 1.6%
Berkeley Group Holdings PLC	40,863	2,049,033
Casio Computer Co., Ltd.(a)	127,200	2,424,959
Panasonic Corp.	95,400	877,839

		5,351,831
Independent Power and Renewable Electricity Producers - 1.3%
Cia Energetica de Sao Paulo (Preference), Class B	572,400	1,878,309
E.ON Russia JSC	54,829,242	2,212,090

		4,090,399
Insurance - 7.1%
Admiral Group PLC(a)	108,120	2,720,752
Allianz SE (Registered)	27,984	4,501,135
BB Seguridade Participacoes S.A.	349,800	2,012,880
The Dai-ichi Life Insurance Co., Ltd.	79,500	1,072,674
Delta Lloyd N.V.(a)	388,755	2,287,928
Direct Line Insurance Group PLC	426,597	2,266,809
Gjensidige Forsikring ASA	120,204	1,896,512
Great-West Lifeco, Inc.	19,239	474,669
Legal & General Group PLC	378,579	1,307,630
Power Corp. of Canada	25,599	540,449
Power Financial Corp.(a)	35,139	807,279
Sompo Japan Nipponkoa Holdings, Inc.	95,400	2,772,995
Tokio Marine Holdings, Inc.	15,900	557,908

		23,219,620

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - 0.1%
Kakaku.com, Inc.	15,900	$303,120
Yahoo Japan Corp.(a)	31,800	119,514

		422,634
Leisure Products - 1.3%
Bandai Namco Holdings, Inc.	79,500	1,786,148
Sankyo Co., Ltd.	63,600	2,400,793

		4,186,941
Machinery - 3.7%
FANUC Corp.	15,900	2,076,397
Hino Motors Ltd.	238,500	2,655,582
IMI PLC(a)	20,193	230,439
Kawasaki Heavy Industries Ltd.	159,000	481,997
Komatsu Ltd.	47,700	697,583
Metso Oyj	88,245	1,814,224
Minebea Co., Ltd.(a)	222,000	1,694,363
Turk Traktor ve Ziraat Makineleri A/S	91,584	2,244,926

		11,895,511
Media - 1.2%
Multiplus S.A.	270,300	2,131,709
ProSiebenSat.1 Media SE	18,921	939,834
Smiles S.A.	111,300	788,602

		3,860,145
Metals & Mining - 3.5%
Boliden AB	162,021	2,239,020
Eregli Demir ve Celik Fabrikalari TAS	2,109,294	2,202,118
Kumba Iron Ore Ltd.(a)	836,658	1,830,124
MMC Norilsk Nickel PJSC	16,077	1,892,009
Rio Tinto PLC	48,495	1,179,063
Severstal PAO	244,352	2,019,445

		11,361,779
Multi-Utilities - 1.9%
RWE AG	221,010	3,077,782
RWE AG (Non-Voting) (Preference)	279,045	2,979,852

		6,057,634
Oil, Gas & Consumable Fuels - 7.2%
ARC Resources Ltd.	71,868	961,645
BP PLC	96,354	514,046
Cenovus Energy, Inc.	43,884	538,240
Eni SpA	261,555	3,758,447
Gazprom PAO	100,807	183,112
Repsol S.A.	64,039	657,733
Royal Dutch Shell PLC, Class A	201,702	4,343,215
Royal Dutch Shell PLC, Class B(a)	225,462	4,864,429
Showa Shell Sekiyu KK	302,100	2,430,475
Surgutneftegas OAO (Preference) (ADR)	397,500	2,381,025
TOTAL S.A.	7,274	322,074
Woodside Petroleum Ltd.	131,493	2,599,673

		23,554,114

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Paper & Forest Products - 0.6%
Mondi PLC	5,724	$92,237
UPM-Kymmene Oyj	116,070	1,877,624

		1,969,861
Personal Products - 1.9%
Kao Corp.	15,900	839,884
Unilever N.V. (CVA)	118,932	5,262,149

		6,102,033
Pharmaceuticals - 6.9%
Bayer AG (Registered)	4,293	480,318
GlaxoSmithKline PLC	499,101	10,187,757
Novartis AG (Registered)	30,687	2,350,978
Novo Nordisk A/S, Class B	7,314	402,878
Orion Oyj, Class A	66,939	2,151,935
Orion Oyj, Class B	69,483	2,278,077
Roche Holding AG - Genusschein	16,218	4,176,968
Sanofi S.A.	6,996	579,485

		22,608,396
Professional Services - 0.8%
Adecco S.A. (Registered)*	41,022	2,502,196

Real Estate Investment Trusts (REITs) - 2.6%
Hui Xian Real Estate Investment Trust	1,431,000	654,726
Japan Retail Fund Investment Corp.	159	334,509
Klepierre	59,148	2,553,643
Link REIT	159,000	906,050
RioCan Real Estate Investment Trust	13,018	228,861
Smart Real Estate Investment Trust	30,528	671,627
Unibail-Rodamco SE	12,243	3,073,429

		8,422,845
Real Estate Management & Development - 2.4%
Daito Trust Construction Co., Ltd.	28,000	3,522,405
Evergrande Real Estate Group Ltd.(a)	3,498,000	2,287,699
KWG Property Holding Ltd.	3,259,500	2,039,583

		7,849,687
Road & Rail - 0.6%
Aurizon Holdings Ltd.	693,240	1,809,441

Semiconductors & Semiconductor Equipment - 1.9%
Nanya Technology Corp.	1,765,092	2,099,314
Novatek Microelectronics Corp.	795,000	3,290,889
Taiwan Semiconductor Manufacturing Co., Ltd.	159,554	684,401

		6,074,604

	Shares	Value
Common Stocks - (continued)
Software - 1.3%
Oracle Financial Services Software Ltd.	44,043	$2,361,656
The Sage Group PLC(a)	209,403	1,844,607

		4,206,263
Specialty Retail - 0.7%
Hennes & Mauritz AB, Class B	33,231	1,082,775
Sanrio Co., Ltd.(a)	15,900	363,927
Truworths International Ltd.	20,193	124,511
USS Co., Ltd.	47,700	719,844

		2,291,057
Technology Hardware, Storage & Peripherals - 0.6%
Compal Electronics, Inc.	2,703,000	1,556,733
Samsung Electronics Co., Ltd.	477	457,545

		2,014,278
Textiles, Apparel & Luxury Goods - 2.1%
HUGO BOSS AG	28,461	2,259,211
Li & Fung Ltd.(a)	3,816,000	2,176,971
Pandora A/S	11,130	1,479,836
Ruentex Industries Ltd.	477,000	779,798

		6,695,816
Tobacco - 3.8%
British American Tobacco PLC	191,277	10,573,591
Japan Tobacco, Inc.(a)	47,700	1,836,449

		12,410,040
Trading Companies & Distributors - 0.0%†
Finning International, Inc.	6,042	76,596

Transportation Infrastructure - 0.9%
Hopewell Highway Infrastructure Ltd.	477,000	218,800
Jiangsu Expressway Co., Ltd., Class H	2,226,000	2,657,065

		2,875,865
Wireless Telecommunication Services - 2.6%
Advanced Info Service PCL (NVDR)	333,963	1,579,507
MegaFon PJSC	86,655	997,898
Mobile TeleSystems PJSC	602,324	1,810,146
StarHub Ltd.(a)	715,500	1,699,143
Vodacom Group Ltd.	254,718	2,326,745
Vodafone Group PLC	39,591	125,742

		8,539,181

Total Common Stocks (Cost $385,287,022)		324,370,859

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Securities Lending Reinvestments(b) - 3.8%
Certificate of Deposit - 0.2%
Branch Banking & Trust Co. 0.34%, due 02/05/16	$500,000	$500,000

Total Certificate of Deposit (Cost $500,000)		500,000

Master Demand Note - 0.2%
Natixis Financial Products LLC 0.62%, due 02/01/16	500,000	500,000

Total Master Demand Note (Cost $500,000)		500,000

Repurchase Agreements - 3.4%
Bank of America N.A., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $2,000,057, collateralized by various U.S. Government Agency Mortgage Securities, 3.00%, maturing 04/01/45; total market value $2,040,000	2,000,000	2,000,000
Citigroup Global Markets, Inc., 0.35%, dated 01/29/16, due 02/01/16, repurchase price $7,843,001, collateralized by various U.S. Treasury Securities, STRIPS, 0.00%, maturing 11/15/26 - 02/15/33; U.S. Government Agency Mortgage Securities, ranging from 0.78% - 8.00%, maturing 06/13/16 - 01/01/46; total market value $7,999,628	7,842,773	7,842,773
Natixis, New York Branch, 0.46%, dated 01/29/16, due 02/01/16, repurchase price $1,000,038, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.75%, maturing 09/30/16 - 11/15/44; total market value $1,020,040	1,000,000	1,000,000

	Principal Amount	Value
Securities Lending Reinvestments(b) - (continued)
Repurchase Agreements - (continued)
Societe Generale, New York Branch, 0.38%, dated 01/29/16, due 02/01/16, repurchase price $500,016, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 5.50%, maturing 08/15/33 - 10/20/64; total market value $510,000	$500,000	$500,000
Total Repurchase Agreements (Cost $11,342,773)		11,342,773

Total Securities Lending Reinvestments (Cost $12,342,773)		12,342,773

Total Investment Securities (Cost $397,629,795) — 103.3%		336,713,632

Liabilities in excess of other assets — (3.3%)		(10,805,385)

Net Assets — 100.0%		$325,908,247

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2016 (Unaudited)

*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)

The security or a portion of this security is on loan at 01/31/16. The total value of securities on loan at 01/31/16 was $36,982,395, which was collateralized in the form of cash with a value of $12,342,773; $4,688,269 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.38%, and maturity dates ranging from 02/11/16 - 05/15/45 and $22,198,308 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from 02/03/16 - 07/22/68; a total value of $39,229,350.

(b)	The security was purchased with cash collateral held from securities on loan at 01/31/16. The total value of securities purchased was $12,342,773.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CVA — Dutch Certificate

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

RUB — Russian Ruble

SEK — Swedish Krona

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TWD — Taiwan Dollar

USD — US Dollar

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,278,078
Aggregate gross unrealized depreciation	(69,997,076)

Net unrealized depreciation	$(61,718,998)

Federal income tax cost of investments	$398,432,630

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2016 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open long futures contracts as of January 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Futures Contracts	8	03/18/16	$262,116	$(16,860)
FTSE 100® Index Futures Contracts	5	03/18/16	426,046	923
Hang Seng Index Futures Contracts	2	02/26/16	253,416	4,854
MSCI Taiwan Index Futures Contracts	7	02/25/16	206,850	6,134
Nikkei 225 Index Futures Contract	1	03/10/16	73,080	(1,676)
S&P Toronto Stock Exchange 60® Index Futures Contract	1	03/17/16	106,989	137
SGX NIFTY 50 Index Futures Contracts	6	02/25/16	90,612	1,101
SPI 200® Index Futures Contracts	2	03/17/16	175,600	2,480

				$(2,907)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of January 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
BRL	2,051,200	Morgan Stanley	USD	500,000	03/16/16	$3,793
CAD	689,052	Morgan Stanley	USD	501,822	03/16/16	(12,176)
CHF	534,645	Morgan Stanley	USD	546,890	03/16/16	(24,189)
EUR	1,093,624	Citibank N.A.	USD	1,209,925	03/16/16	(25,268)
GBP	254,286	Citibank N.A.	USD	385,166	03/16/16	(24,435)
HKD	1,509,377	Societe Generale	USD	194,808	03/16/16	(859)
RUB	18,338,571	Bank of New York	USD	259,312	03/16/16	(18,246)
SEK	337,877	Societe Generale	USD	39,816	03/16/16	(360)
USD	200,000	Bank of New York	AUD	280,248	03/16/16	2,175
USD	43,099	Morgan Stanley	AUD	59,733	03/16/16	933
USD	370,186	Morgan Stanley	BRL	1,434,657	03/16/16	17,822
USD	140,000	Citibank N.A.	CAD	194,399	03/16/16	1,858
USD	600,000	Citibank N.A.	EUR	545,775	03/16/16	8,795
USD	460,000	Citibank N.A.	GBP	308,665	03/16/16	22,127
USD	252,986	Morgan Stanley	INR	17,128,418	03/16/16	2,476
USD	850,000	Goldman Sachs	JPY	101,122,426	03/16/16	13,886
USD	169,193	JPMorgan Chase Bank	JPY	20,382,781	03/16/16	661
USD	225,000	Morgan Stanley	RUB	16,818,480	03/16/16	3,916
USD	448,416	Morgan Stanley	TWD	14,703,570	03/16/16	7,298

						$(19,793)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2016 (Unaudited)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2016:

Australia	6.8%
Belgium	1.7
Brazil	2.1
Canada	4.9
China	4.3
Czech Republic	0.3
Denmark	1.6
Finland	3.7
France	4.2
Germany	5.4
Greece	0.8
Hong Kong	2.8
India	0.7
Indonesia	0.2
Israel	1.4
Italy	2.3
Japan	14.6
Morocco	0.1
Netherlands	3.3
Norway	2.1
Peru	0.6
Poland	0.7
Russia	3.5
Singapore	0.5
South Africa	2.6
South Korea	0.1
Spain	1.4
Sweden	2.9
Switzerland	3.8
Taiwan	3.4
Thailand	0.5
Turkey	2.0
United Kingdom	14.2
Other[1]	0.5

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 98.3%
Air Freight & Logistics - 0.9%
bpost S.A.	16,475	$389,515
Deutsche Post AG (Registered)	3,725	90,004

		479,519
Airlines - 0.9%
Japan Airlines Co., Ltd.	12,500	462,148

Auto Components - 0.1%
Nokian Renkaat Oyj	1,950	65,832

Automobiles - 1.5%
Fuji Heavy Industries Ltd.	12,500	501,384
Toyota Motor Corp.	4,700	279,519

		780,903
Banks - 11.8%
Aozora Bank Ltd.	125,000	414,034
Australia & New Zealand Banking Group Ltd.	16,525	282,639
Banque Cantonale Vaudoise (Registered)	200	120,627
BMCE Bank	4,975	105,604
Canadian Imperial Bank of Commerce(a)	6,775	439,262
China Everbright Bank Co., Ltd., Class H(a)	75,000	34,981
Commercial International Bank Egypt SAE	31,942	128,338
Commonwealth Bank of Australia	25,725	1,431,525
HSBC Holdings PLC	26,350	184,009
Industrial & Commercial Bank of China Ltd., Class H	125,000	64,726
Intercorp Financial Services, Inc.	15,775	317,866
Komercni banka A/S	325	68,176
Mitsubishi UFJ Financial Group, Inc.	2,500	12,584
National Bank of Canada	3,900	110,771
Royal Bank of Canada	22,500	1,159,975
Skandinaviska Enskilda Banken AB, Class C	31,500	314,083
Swedbank AB, Class A	7,225	150,904
The Toronto-Dominion Bank	550	20,773
Westpac Banking Corp.	30,700	669,928

		6,030,805
Beverages - 0.1%
Anheuser-Busch InBev S.A./N.V.	325	40,741

Capital Markets - 3.4%
Banca Generali SpA	13,200	357,934
Brait SE*(a)	38,975	403,109
CI Financial Corp.	7,475	164,346
Coronation Fund Managers Ltd.(a)	76,225	292,771
IGM Financial, Inc.	3,700	94,416

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Partners Group Holding AG	1,175	$422,285

		1,734,861
Chemicals - 1.0%
BASF SE	350	23,140
The Israel Corp. Ltd.	1,725	286,028
Nippon Paint Holdings Co., Ltd.	5,000	93,421
Synthos S.A.	116,625	110,267
Yara International ASA	550	20,607

		533,463
Commercial Services & Supplies - 1.9%
Edenred(a)	23,000	430,797
KEPCO Plant Service & Engineering Co., Ltd.*	1,250	103,741
Societe BIC S.A.	2,675	434,896

		969,434
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson, Class A(a)	30,875	265,005

Construction & Engineering - 0.2%
Vinci S.A.	1,300	87,804

Consumer Finance - 0.4%
Provident Financial PLC(a)	5,050	210,461

Containers & Packaging - 0.2%
Amcor Ltd.	11,000	103,485

Diversified Telecommunication Services - 5.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	197,100	422,587
Maroc Telecom	35,150	409,502
O2 Czech Republic A/S	40,550	415,326
Proximus SADP	3,675	126,255
Spark New Zealand Ltd.	51,375	111,685
Telenor ASA	25,850	417,029
Telstra Corp. Ltd.	18,575	73,973
Turk Telekomunikasyon A/S	80,125	146,186
Vivendi S.A.(a)	22,525	488,195

		2,610,738
Electric Utilities - 1.0%
Endesa S.A.	3,300	63,435
Fortum Oyj(a)	29,650	463,596

		527,031
Electronic Equipment, Instruments & Components - 1.8%
Innolux Corp.	1,200,000	339,437
Largan Precision Co., Ltd.	7,000	498,688
Murata Manufacturing Co., Ltd.	800	90,497

		928,622
Food & Staples Retailing - 0.9%
Wm Morrison Supermarkets PLC(a)	177,850	440,229

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - 3.2%
Nestle S.A. (Registered)	13,425	$985,273
NH Foods Ltd.	12,000	230,058
Orkla ASA	52,200	419,268

		1,634,599
Gas Utilities - 1.0%
Enagas S.A.	3,575	103,284
Snam SpA	75,825	423,770

		527,054
Health Care Technology - 0.2%
M3, Inc.	5,000	112,667

Hotels, Restaurants & Leisure - 3.0%
OPAP S.A.	50,650	371,584
Oriental Land Co., Ltd.	7,500	472,246
Sands China Ltd.(a)	100,000	344,347
SJM Holdings Ltd.	500,000	327,001

		1,515,178
Household Durables - 0.8%
Berkeley Group Holdings PLC	8,025	402,405

Independent Power and Renewable Electricity Producers - 1.2%
Cia Energetica de Sao Paulo (Preference), Class B	80,000	262,517
E.ON Russia JSC	8,785,725	354,461

		616,978
Industrial Conglomerates - 1.2%
HAP Seng Consolidated Bhd	295,000	511,191
Siemens AG (Registered)	850	81,103

		592,294
Insurance - 6.5%
Admiral Group PLC	17,100	430,308
Allianz SE (Registered)	125	20,106
Amlin PLC	3,500	33,214
Delta Lloyd N.V.(a)	60,000	353,116
Direct Line Insurance Group PLC	58,925	313,110
Euler Hermes Group	1,150	98,304
Gjensidige Forsikring ASA	25,925	409,030
Great-West Lifeco, Inc.	3,275	80,802
Jardine Lloyd Thompson Group PLC	12,800	150,520
Medibank Pvt Ltd.	46,575	82,691
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,250	239,201
Power Financial Corp.	4,775	109,700
Sampo Oyj, Class A	9,475	455,208
SCOR SE	3,175	110,366
Sompo Japan Nipponkoa Holdings, Inc.	5,000	145,335
Tryg A/S	15,800	299,879

		3,330,890
Internet Software & Services - 1.0%
Kakaku.com, Inc.(a)	25,000	476,603

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
Tencent Holdings Ltd.	2,500	$46,545

		523,148
Leisure Products - 0.7%
Sankyo Co., Ltd.	10,000	377,483

Machinery - 3.6%
FANUC Corp.	2,500	326,478
Hino Motors Ltd.	35,000	389,708
Kone Oyj, Class B(a)	10,450	456,481
Metso Oyj	500	10,279
Minebea Co., Ltd.	35,000	267,129
SKF AB, Class A	3,075	46,582
Turk Traktor ve Ziraat Makineleri A/S	13,775	337,656

		1,834,313
Media - 2.1%
Multiplus S.A.	45,000	354,891
ProSiebenSat.1 Media SE	3,175	157,707
RELX N.V.	27,600	458,869
Shaw Communications, Inc., Class B(a)	6,275	108,132

		1,079,599
Metals & Mining - 3.1%
Eregli Demir ve Celik Fabrikalari TAS	312,000	325,730
Kumba Iron Ore Ltd.(a)	128,125	280,263
MMC Norilsk Nickel PJSC (ADR)	24,128	278,920
Polymetal International PLC	47,875	390,487
Severstal PAO (GDR)	38,275	308,879

		1,584,279
Multiline Retail - 0.0%†
Marks & Spencer Group PLC	2,425	14,589
Next PLC	100	9,823

		24,412
Multi-Utilities - 2.2%
Engie S.A.	10,825	172,125
RWE AG	42,125	586,632
RWE AG (Non-Voting) (Preference)	32,975	352,132

		1,110,889
Oil, Gas & Consumable Fuels - 7.0%
ARC Resources Ltd.	29,700	397,407
BP PLC	28,325	151,113
Ecopetrol S.A.	253,175	78,393
Eni SpA	40,025	575,144
Royal Dutch Shell PLC, Class A	30,775	662,673
Royal Dutch Shell PLC, Class B(a)	35,575	767,544
Showa Shell Sekiyu KK	10,000	80,453
Surgutneftegas OAO (Preference) (ADR)	63,430	379,946
Tatneft PAO (Preference)	15,000	36,881

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
TOTAL S.A.	1,351	$59,819
Vermilion Energy, Inc.	3,250	86,513
Woodside Petroleum Ltd.	15,750	311,384

		3,587,270
Personal Products - 1.6%
Unilever N.V. (CVA)	18,725	828,488

Pharmaceuticals - 8.0%
Astellas Pharma, Inc.	25,000	340,726
Bayer AG (Registered)	450	50,348
Eisai Co., Ltd.	1,600	95,023
GlaxoSmithKline PLC	76,425	1,560,004
Novartis AG (Registered)	4,700	360,074
Novo Nordisk A/S, Class B	800	44,066
Orion Oyj, Class A	5,000	160,739
Orion Oyj, Class B	11,275	369,663
Roche Holding AG - Genusschein	2,300	592,368
Sanofi S.A.	1,000	82,831
Shionogi & Co., Ltd.	10,000	429,604

		4,085,446
Real Estate Investment Trusts (REITs) - 1.7%
Gecina S.A.	600	76,837
The GPT Group	36,250	125,130
Hui Xian Real Estate Investment Trust	225,000	102,944
Klepierre	9,775	422,024
Link REIT	12,500	71,230
RioCan Real Estate Investment Trust	5,319	93,510

		891,675
Real Estate Management & Development - 2.8%
Chinese Estates Holdings Ltd.	62,500	142,300
Daito Trust Construction Co., Ltd.	4,600	578,681
Evergrande Real Estate Group Ltd.(a)	525,000	343,351
KWG Property Holding Ltd.	587,500	367,619

		1,431,951
Semiconductors & Semiconductor Equipment - 1.1%
Novatek Microelectronics Corp.	100,000	413,948
Radiant Opto-Electronics Corp.	25,000	47,994
Taiwan Semiconductor Manufacturing Co., Ltd.	25,000	107,237

		569,179
Specialty Retail - 2.0%
ABC-Mart, Inc.	2,500	134,225
Fast Retailing Co., Ltd.	600	190,460
Hennes & Mauritz AB, Class B	15,200	495,266
Sanrio Co., Ltd.	10,000	228,885

		1,048,836
Technology Hardware, Storage & Peripherals - 2.2%
Asustek Computer, Inc.	20,000	161,080
Canon, Inc.	7,500	207,037

	Shares	Value
Common Stocks - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Compal Electronics, Inc.	725,000	$417,548
Pegatron Corp.	100,000	224,672
Samsung Electronics Co., Ltd.	100	95,921

		1,106,258
Textiles, Apparel & Luxury Goods - 1.5%
HUGO BOSS AG	4,575	363,160
Li & Fung Ltd.(a)	600,000	342,291
Ruentex Industries Ltd.	50,000	81,740

		787,191
Tobacco - 4.6%
British American Tobacco PLC	25,150	1,390,265
Imperial Tobacco Group PLC	5,250	281,948
Japan Tobacco, Inc.	17,500	673,750

		2,345,963
Transportation Infrastructure - 1.5%
Auckland International Airport Ltd.	117,425	421,655
Jiangsu Expressway Co., Ltd., Class H	100,000	119,365
SIA Engineering Co., Ltd.	87,500	212,710

		753,730
Wireless Telecommunication Services - 2.8%
Advanced Info Service PCL (NVDR)	70,017	331,152
DiGi.Com Bhd	82,500	96,895
Freenet AG	5,450	168,512
MegaFon PJSC	11,866	136,646
MegaFon PJSC (Registered) (GDR)	560	6,692
Mobile TeleSystems PJSC (ADR)	40,850	285,950
StarHub Ltd.(a)	92,500	219,666
Tele2 AB, Class B	10,625	87,912
Turkcell Iletisim Hizmetleri A/S	22,250	79,084

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
Vodafone Group PLC	6,850	$21,756

		1,434,265

Total Common Stocks (Cost $59,297,244)		50,407,521

	Principal Amount
Securities Lending Reinvestments(b) - 3.2%
Repurchase Agreements - 3.2%
Citigroup Global Markets, Inc., 0.35%, dated 01/29/16, due 02/01/16, repurchase price $1,344,832, collateralized by various U.S. Treasury Securities, STRIPS, 0.00%, maturing 11/15/26 - 02/15/33; U.S. Government Agency Mortgage Securities, ranging from 0.78% - 8.00%, maturing 06/13/16 - 01/01/46; total market value $1,371,688	$1,344,792	1,344,792
Natixis, New York Branch, 0.46%, dated 01/29/16, due 02/01/16, repurchase price $200,008, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.75%, maturing 09/30/16 - 11/15/44; total market value $204,008	200,000	200,000
Societe Generale, New York Branch, 0.38%, dated 01/29/16, due 02/01/16, repurchase price $100,003, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 5.50%, maturing 08/15/33 - 10/20/64; total market value $102,000	100,000	100,000

Total Repurchase Agreements (Cost $1,644,792)		1,644,792

Total Securities Lending Reinvestments (Cost $1,644,792)		1,644,792

Total Investment Securities (Cost $60,942,036) — 101.5%		52,052,313

Liabilities in excess of other assets — (1.5%)		(778,008)

Net Assets — 100.0%		$51,274,305

*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)

The security or a portion of this security is on loan at 01/31/16. The total value of securities on loan at 01/31/16 was $5,554,861, which was collateralized in the form of cash with a value of $1,644,792; $1,055,129 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.38%, and maturity dates ranging from 02/11/16 - 05/15/45 and $3,301,127 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from 02/03/16 - 07/22/68; a total value of $6,001,048.

(b)	The security was purchased with cash collateral held from securities on loan at 01/31/16. The total value of securities purchased was $1,644,792.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CVA — Dutch Certificate

DKK — Danish Krone

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

NOK — Norwegian Krone

NVDR — Non-Voting Depositary Receipt

NZD — New Zealand Dollar

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TWD — Taiwan Dollar

USD — US Dollar

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,684,199
Aggregate gross unrealized depreciation	(10,794,189)

Net unrealized depreciation	$(9,109,990)

Federal income tax cost of investments	$61,162,303

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2016 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open long futures contracts as of January 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contracts	4	03/18/16	$320,320	$(12,743)
MSCI Emerging Markets Mini Index Futures Contracts	3	03/18/16	112,170	(3,310)
SGX NIFTY 50 Index Futures Contracts	31	02/25/16	468,162	5,690

				$(10,363)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of January 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	34,649	JPMorgan Chase Bank	USD	25,000	03/16/16	$(541)
BRL	720,703	Societe Generale	USD	175,000	03/16/16	2,011
CAD	78,068	Morgan Stanley	USD	56,855	03/16/16	(1,380)
DKK	1,609	Morgan Stanley	USD	238	03/16/16	(4)
EUR	160,869	Citibank N.A.	USD	177,977	03/16/16	(3,717)
GBP	116,498	Citibank N.A.	USD	176,460	03/16/16	(11,195)
HKD	460,197	Societe Generale	USD	59,395	03/16/16	(262)
ILS	350,680	Morgan Stanley	USD	90,000	03/16/16	(1,249)
INR	46,795,787	Morgan Stanley	USD	691,172	03/16/16	(6,764)
JPY	12,310,270	JPMorgan Chase Bank	USD	102,185	03/16/16	(399)
SEK	841,396	Morgan Stanley	USD	100,000	03/16/16	(1,744)
TWD	1,414,973	Morgan Stanley	USD	43,152	03/16/16	(702)
USD	25,508	Morgan Stanley	AUD	35,353	03/16/16	552
USD	186,363	Morgan Stanley	BRL	722,250	03/16/16	8,972
USD	131,857	Morgan Stanley	CHF	128,905	03/16/16	5,832
USD	140,000	JPMorgan Chase Bank	GBP	94,629	03/16/16	5,758
USD	90,411	Morgan Stanley	ILS	348,267	03/16/16	2,271
USD	93,000	Morgan Stanley	INR	6,270,897	03/16/16	1,286
USD	75,000	Citibank N.A.	INR	5,022,120	03/16/16	1,549
USD	295,000	Morgan Stanley	JPY	34,970,743	03/16/16	5,850
USD	51,080	Bank of New York	NOK	444,338	03/16/16	192
USD	4,678	JPMorgan Chase Bank	NZD	6,964	03/16/16	184
USD	3,524	Bank of New York	RUB	249,204	03/16/16	248
USD	102,050	Societe Generale	SEK	865,993	03/16/16	921
USD	2,123	Societe Generale	SGD	3,000	03/16/16	17

						$7,686

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2016 (Unaudited)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2016:

Australia	6.0%
Belgium	1.1
Brazil	1.2
Canada	5.6
China	2.1
Colombia	0.2
Czech Republic	0.9
Denmark	0.7
Egypt	0.3
Finland	3.9
France	4.8
Germany	4.2
Greece	0.7
Hong Kong	2.4
Israel	1.4
Italy	2.6
Japan	14.8
Malaysia	1.2
Morocco	1.0
Netherlands	3.2
New Zealand	1.0
Norway	2.5
Peru	0.6
Poland	0.2
Russia	3.5
Singapore	0.8
South Africa	1.9
South Korea	0.4
Spain	0.3
Sweden	2.7
Switzerland	4.8
Taiwan	4.5
Thailand	0.6
Turkey	1.7
United Kingdom	14.5
Other[1]	1.7

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 99.1%
Auto Components - 3.7%
Cie Generale des Etablissements Michelin	1,296	$117,881
Continental AG	1,602	333,861
Faurecia	2,232	80,654
GKN PLC	22,752	89,979
Nokian Renkaat Oyj	8,568	289,255
Plastic Omnium S.A.	3,187	103,593
Sumitomo Rubber Industries Ltd.(a)	7,200	89,981
Valeo S.A.	2,214	286,161

		1,391,365
Automobiles - 1.9%
Fuji Heavy Industries Ltd.	9,000	360,996
Tofas Turk Otomobil Fabrikasi A/S	12,600	86,760
Toyota Motor Corp.	3,600	214,100
Yamaha Motor Co., Ltd.	3,600	70,564

		732,420
Banks - 10.5%
Agricultural Bank of China Ltd., Class H	162,000	57,241
Australia & New Zealand Banking Group Ltd.	15,570	266,305
Banco Bilbao Vizcaya Argentaria S.A.	37,908	241,844
Banco Santander S.A.	81,198	345,730
Bank Handlowy w Warszawie S.A.	4,716	86,360
Bank of China Ltd., Class H	828,000	323,419
Canadian Imperial Bank of Commerce	198	12,837
China Construction Bank Corp., Class H	162,000	98,455
Commonwealth Bank of Australia	20,322	1,130,863
HSBC Holdings PLC(a)	25,398	177,361
Industrial & Commercial Bank of China Ltd., Class H	18,000	9,320
Mitsubishi UFJ Financial Group, Inc.	1,800	9,061
Natixis S.A.	15,966	78,001
Royal Bank of Canada	432	22,272
Skandinaviska Enskilda Banken AB, Class A	23,274	223,377
Societe Generale S.A.	4,428	168,559
Sumitomo Mitsui Trust Holdings, Inc.	18,000	56,469
Swedbank AB, Class A	5,922	123,689
The Toronto-Dominion Bank	252	9,518
Westpac Banking Corp.	22,608	493,346

		3,934,027

	Shares	Value
Common Stocks - (continued)
Beverages - 0.3%
Anheuser-Busch InBev S.A./N.V.	270	$33,846
Coca-Cola Amatil Ltd.	12,582	74,848

		108,694
Building Products - 0.3%
Cie de Saint-Gobain	3,096	127,083

Capital Markets - 4.9%
Aberdeen Asset Management PLC(a)	18,846	65,897
Ashmore Group PLC(a)	21,660	67,349
Brait SE*(a)	29,394	304,015
CI Financial Corp.	3,276	72,027
Daiwa Securities Group, Inc.	54,000	334,754
Henderson Group PLC(a)	72,360	282,883
IGM Financial, Inc.	10,836	276,511
Macquarie Group Ltd.	2,196	111,188
Nomura Holdings, Inc.	46,800	251,270
Schroders PLC (Non-Voting)	2,664	77,203

		1,843,097
Chemicals - 2.7%
BASF SE	6,120	404,613
Kuraray Co., Ltd.	7,200	85,640
Methanex Corp.	6,624	175,762
Sumitomo Chemical Co., Ltd.	18,000	89,654
Synthos S.A.	276,102	261,051

		1,016,720
Communications Equipment - 1.2%
Nokia Oyj	49,752	355,306
Telefonaktiebolaget LM Ericsson, Class B	11,538	101,454

		456,760
Construction & Engineering - 1.7%
ACS Actividades de Construccion y Servicios S.A.	3,060	77,181
ACS Actividades de Construccion y Servicios S.A.^	54	1,362
CIMIC Group Ltd.	17,262	293,901
HOCHTIEF AG	954	87,279
Vinci S.A.	2,862	193,304

		653,027
Construction Materials - 0.3%
CRH PLC	4,986	131,127

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Distributors - 0.8%
Imperial Holdings Ltd.	6,318	$48,212
Inchcape PLC	25,236	256,845

		305,057
Diversified Financial Services - 0.3%
Groupe Bruxelles Lambert S.A.	1,296	97,981

Diversified Telecommunication Services - 3.0%
Elisa Oyj	3,672	132,350
Proximus SADP	2,790	95,851
TalkTalk Telecom Group PLC(a)	84,402	263,633
Telefonica S.A.	26,316	275,583
TeliaSonera AB	20,034	94,224
Turk Telekomunikasyon A/S	145,350	265,188

		1,126,829
Electric Utilities - 1.5%
CEZ A/S(a)	14,580	241,688
EDP - Energias de Portugal S.A.	28,566	99,437
Electricite de France S.A.	5,886	76,682
Energa S.A.	49,320	163,331

		581,138
Electrical Equipment - 1.8%
Mitsubishi Electric Corp.	36,000	326,949
Vestas Wind Systems A/S	5,562	361,211

		688,160
Electronic Equipment, Instruments & Components - 1.2%
Hexagon AB, Class B	1,300	43,056
Omron Corp.	9,000	229,340
Synnex Technology International Corp.	90,000	83,959
WPG Holdings Ltd.	90,000	86,929

		443,284
Food & Staples Retailing - 3.3%
Distribuidora Internacional de Alimentacion S.A.*(a)	50,562	270,653
Koninklijke Ahold N.V.	1,188	26,770
METRO AG	10,620	298,259
Seven & i Holdings Co., Ltd.	3,600	157,958
Wesfarmers Ltd.	4,644	138,526
Wm Morrison Supermarkets PLC(a)	136,458	337,772

		1,229,938
Food Products - 1.0%
Nestle S.A. (Registered)	4,878	358,001

Gas Utilities - 0.5%
Empresa de Energia de Bogota S.A. ESP	154,818	83,891
Gas Natural SDG S.A.	4,788	93,333

		177,224

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - 0.9%
Hoya Corp.	9,000	$341,965

Health Care Providers & Services - 0.3%
Medipal Holdings Corp.	7,200	115,079

Hotels, Restaurants & Leisure - 1.0%
InterContinental Hotels Group PLC	1,296	42,227
OPAP S.A.	13,104	96,135
SJM Holdings Ltd.(a)	378,000	247,213

		385,575
Household Durables - 1.2%
Berkeley Group Holdings PLC	2,502	125,460
Sekisui Chemical Co., Ltd.	27,000	324,272

		449,732
Independent Power and Renewable Electricity Producers - 1.5%
AES Tiete Energia S.A.	18,000	58,798
Cia Energetica de Sao Paulo (Preference), Class B	75,600	248,078
E.ON Russia JSC	6,663,708	268,848

		575,724
Industrial Conglomerates - 1.6%
Koninklijke Philips N.V.	5,922	156,962
Siemens AG (Registered)	4,464	425,933

		582,895
Insurance - 9.2%
Ageas	3,078	124,379
Allianz SE (Registered)	5,490	883,049
AXA S.A.	11,052	272,302
BB Seguridade Participacoes S.A.	43,200	248,589
CNP Assurances	6,678	88,987
The Dai-ichi Life Insurance Co., Ltd.	19,800	267,157
Delta Lloyd N.V.(a)	45,936	270,346
Manulife Financial Corp.	11,592	160,381
Mapfre S.A.	29,592	65,929
MMI Holdings Ltd.(a)	86,436	123,076
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	972	186,002
Old Mutual PLC(a)	39,006	93,895
Power Financial Corp.(a)	2,556	58,721
St. James’s Place PLC	6,552	88,572
T&D Holdings, Inc.	21,600	242,201
UnipolSai SpA	36,090	76,072
Zurich Insurance Group AG*	882	194,365

		3,444,023

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - 0.1%
Tencent Holdings Ltd.(a)	1,800	$33,512

Machinery - 3.9%
Hino Motors Ltd.	25,200	280,590
Hitachi Construction Machinery Co., Ltd.(a)	12,600	180,260
JTEKT Corp.	5,400	85,060
Komatsu Ltd.(a)	18,000	263,239
Metso Oyj	9,648	198,352
NGK Insulators Ltd.	18,000	367,687
NSK Ltd.	7,200	73,151

		1,448,339
Marine - 0.2%
Seaspan Corp.	5,400	86,832

Media - 1.4%
Multiplus S.A.	34,200	269,717
Pearson PLC	6,318	70,711
WPP PLC	8,010	172,364

		512,792
Metals & Mining - 3.1%
Anglo American PLC(a)	15,336	60,357
BHP Billiton PLC	12,816	122,966
China Hongqiao Group Ltd.(a)	171,000	92,719
Eregli Demir ve Celik Fabrikalari TAS	233,946	244,241
Kumba Iron Ore Ltd.(a)	97,884	214,114
MMC Norilsk Nickel PJSC (ADR)	18,486	213,698
Teck Resources Ltd., Class B(a)	19,026	70,710
voestalpine AG	4,986	130,777

		1,149,582
Multi-Utilities - 2.3%
Engie S.A.	9,090	144,537
RWE AG	26,550	369,735
RWE AG (Non-Voting) (Preference)	32,004	341,763

		856,035
Oil, Gas & Consumable Fuels - 9.6%
BP PLC(a)	73,854	394,010
Canadian Natural Resources Ltd.	4,068	86,693
Crescent Point Energy Corp.(a)	7,236	79,854
Ecopetrol S.A.	200,538	62,095
Eni SpA	30,600	439,711
Gazprom PAO (ADR)	25,380	90,657
Inter Pipeline Ltd.(a)	5,238	84,493
Origin Energy Ltd.	27,864	80,809
Repsol S.A.	28,619	293,941
Royal Dutch Shell PLC, Class A(a)	10,031	215,996

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Royal Dutch Shell PLC, Class B(a)	17,550	$378,648
Suncor Energy, Inc.	12,906	304,296
Surgutneftegas OAO (Preference) (ADR)	48,132	288,311
TOTAL S.A.	13,349	591,060
TransCanada Corp.	4,410	152,458
Woodside Petroleum Ltd.	3,114	61,565

		3,604,597
Paper & Forest Products - 1.4%
Mondi PLC(a)	14,058	226,533
UPM-Kymmene Oyj	17,514	283,318

		509,851
Pharmaceuticals - 5.0%
AstraZeneca PLC	1,530	97,392
Bayer AG (Registered)	432	48,334
GlaxoSmithKline PLC	48,510	990,197
Novartis AG (Registered)(a)	3,510	268,907
Novo Nordisk A/S, Class B	594	32,719
Roche Holding AG - BR	504	128,994
Roche Holding AG - Genusschein	954	245,704
Sanofi S.A.	738	61,129

		1,873,376
Professional Services - 0.9%
Adecco S.A. (Registered)*	4,410	268,994
Randstad Holding N.V.	1,404	76,158

		345,152
Real Estate Investment Trusts (REITs) - 1.1%
Gecina S.A.	684	87,594
Hui Xian Real Estate Investment Trust	180,000	82,355
Klepierre	2,394	103,358
Unibail-Rodamco SE	630	158,152

		431,459
Real Estate Management & Development - 2.5%
Evergrande Real Estate Group Ltd.	36,000	23,544
KWG Property Holding Ltd.	441,000	275,949
Land & Houses PCL (NVDR)	342,000	84,226
NTT Urban Development Corp.(a)	23,400	225,756
Shimao Property Holdings Ltd.	189,000	262,269
Tokyu Fudosan Holdings Corp.	12,600	81,284

		953,028
Semiconductors & Semiconductor Equipment - 1.2%
Infineon Technologies AG	11,304	150,203
Radiant Opto-Electronics Corp.	18,000	34,556
Siliconware Precision Industries Co., Ltd.	72,000	111,010
STMicroelectronics N.V.	13,932	90,692
Taiwan Semiconductor Manufacturing Co., Ltd.	18,000	77,210

		463,671

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Technology Hardware, Storage & Peripherals - 2.0%
Brother Industries Ltd.(a)	5,400	$53,480
Canon, Inc.	5,400	149,067
Compal Electronics, Inc.	540,000	311,001
Inventec Corp.	144,000	106,907
Samsung Electronics Co., Ltd.	72	69,063
Seiko Epson Corp.(a)	5,400	72,170

		761,688
Textiles, Apparel & Luxury Goods - 0.2%
Ruentex Industries Ltd.	54,000	88,279

Tobacco - 3.3%
British American Tobacco PLC	22,446	1,240,791

Trading Companies & Distributors - 0.1%
Finning International, Inc.	4,320	54,766

Transportation Infrastructure - 0.3%
Abertis Infraestructuras S.A.	6,696	99,298

Wireless Telecommunication Services - 3.9%
Freenet AG	3,402	105,188
Intouch Holdings PCL (NVDR)	41,400	65,172
Mobile TeleSystems PJSC (ADR)	28,332	198,324
MTN Group Ltd.	15,948	139,921
SoftBank Group Corp.	1,800	78,280
Total Access Communication PCL (NVDR)	120,600	113,065
Turkcell Iletisim Hizmetleri A/S	21,708	77,158
Vodacom Group Ltd.	19,206	175,439
Vodafone Group PLC	158,814	504,397

		1,456,944

Total Common Stocks (Cost $43,200,468)		37,266,917

	No. of Rights
Rights - 0.0%†
China Hongqiao Group Ltd., expiring 02/05/16 at 4.31 HKD*	23,940	56

Total Rights (Cost $—)		56

	Principal Amount	Value
Securities Lending Reinvestments(b) - 2.4%
Repurchase Agreement - 2.4%
Citigroup Global Markets, Inc., 0.35%, dated 01/29/16, due 02/01/16, repurchase price $895,720, collateralized by various U.S. Treasury Securities, STRIPS, 0.00%, maturing 11/15/26 - 02/15/33; U.S. Government Agency Mortgage Securities, ranging from 0.78% - 8.00%, maturing 06/13/16 - 01/01/46; total market value $913,607	$895,693	$895,693

Total Repurchase Agreements (Cost $895,693)		895,693

Total Securities Lending Reinvestments (Cost $895,693)		895,693

Total Investment Securities (Cost $44,096,161) — 101.5%		38,162,666

Liabilities in excess of other assets — (1.5%)		(558,314)

Net Assets — 100.0%		$37,604,352

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2016 (Unaudited)

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At 01/31/16, the value of these securities amounted to $1,362 or 0.00% of net assets.
†	Amount represents less than 0.05%.
(a)

The security or a portion of this security is on loan at 01/31/16. The total value of securities on loan at 01/31/16 was $3,933,946, which was collateralized in the form of cash with a value of $895,693; $665,663 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 4.75%, and maturity dates ranging from 02/11/16 - 05/15/45 and $2,617,199 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from 02/03/16 - 07/22/68; a total value of $4,178,555.

(b)	The security was purchased with cash collateral held from securities on loan at 01/31/16. The total value of securities purchased was $895,693.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

SEK — Swedish Krona

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TWD — Taiwan Dollar

USD — US Dollar

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$394,146
Aggregate gross unrealized depreciation	(6,516,156)

Net unrealized depreciation	$(6,122,010)

Federal income tax cost of investments	$44,284,676

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2016 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open long futures contracts as of January 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-mini MSCI EAFE Index Futures Contracts	3	03/18/16	$240,240	$(9,736)
MSCI Emerging Markets Mini Index Futures Contracts	2	03/18/16	74,780	(1,063)

				$(10,799)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of January 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	356	Morgan Stanley	USD	257	03/16/16	$(6)
CHF	2,910	Morgan Stanley	USD	2,977	03/16/16	(132)
EUR	112,272	Citibank N.A.	USD	124,211	03/16/16	(2,594)
GBP	20,271	Citibank N.A.	USD	30,705	03/16/16	(1,948)
TWD	2,600,000	Morgan Stanley	USD	79,292	03/16/16	(1,290)
USD	61,560	Morgan Stanley	CAD	84,528	03/16/16	1,494
USD	3,745	Societe Generale	CZK	91,573	03/16/16	74
USD	75,143	Societe Generale	HKD	582,213	03/16/16	331
USD	67,759	JPMorgan Chase Bank	JPY	8,162,972	03/16/16	265
USD	14,953	Societe Generale	SEK	126,891	03/16/16	135

						$(3,671)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2016 (Unaudited)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2016:

Australia	7.0%
Austria	0.3
Belgium	0.9
Brazil	2.2
Canada	4.3
China	3.6
Colombia	0.4
Czech Republic	0.6
Denmark	1.0
Finland	3.3
France	7.5
Germany	9.7
Greece	0.3
Hong Kong	0.7
Ireland	0.3
Italy	1.4
Japan	14.6
Netherlands	1.4
Poland	1.4
Portugal	0.3
Russia	2.8
South Africa	2.7
South Korea	0.2
Spain	4.7
Sweden	1.6
Switzerland	3.9
Taiwan	2.4
Thailand	0.7
Turkey	1.8
United Kingdom	17.1
Other[1]	0.9

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Long Positions - 99.9%
U.S. Treasury Obligations - 99.9%
U.S. Treasury Inflation Index Notes
0.13%, due 04/15/17	$102,280,883	$102,328,802
2.63%, due 07/15/17	35,268,859	36,920,468
1.63%, due 01/15/18	169,848,533	176,050,581
0.13%, due 04/15/18	468,934,852	471,169,233
1.38%, due 07/15/18	150,603,070	157,113,616
2.13%, due 01/15/19	149,120,296	159,136,399
0.13%, due 04/15/19	462,712,441	464,989,541
1.88%, due 07/15/19	37,062,412	39,729,444
1.38%, due 01/15/20	45,745,050	48,215,263
0.13%, due 04/15/20	111,786,754	111,952,691
1.25%, due 07/15/20	77,698,125	82,094,650

Total U.S. Treasury Obligations (Cost $1,850,145,142)		1,849,700,688

Total Long Positions (Cost $1,850,145,142)		1,849,700,688

Short Positions — (0.0)%†
U.S. Treasury Obligation — (0.0)%†
U.S. Treasury Inflation Index Notes 2.38%, due 01/15/17	(152,996)	(156,749)

Total Short Positions (Cost $156,770)		(156,749)

Total Investment Securities (Cost $1,849,988,372) — 99.9%		1,849,543,939

Other assets less liabilities — 0.1%		1,012,256

NET ASSETS — 100.0%		$1,850,556,195

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,167,306
Aggregate gross unrealized depreciation	(4,670,723)

Net unrealized depreciation	$(503,417)

Federal income tax cost of investments	$1,850,204,105

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations — 100.0%
U.S. Treasury Inflation Index Bond 2.38%, due 01/15/25	$20,345,797	$23,575,581
U.S. Treasury Inflation Index Notes
0.13%, due 04/15/19	29,213,197	29,356,960
1.88%, due 07/15/19	9,728,286	10,428,338
1.38%, due 01/15/20	11,996,003	12,643,782
0.13%, due 04/15/20	71,732,393	71,838,873
1.25%, due 07/15/20	49,783,999	52,601,012
1.13%, due 01/15/21	56,230,789	58,988,466
0.63%, due 07/15/21	53,322,280	54,646,875
0.13%, due 01/15/22	61,139,206	60,374,819
0.13%, due 07/15/22	24,443,309	24,156,936
0.13%, due 01/15/23	24,299,923	23,736,095
0.38%, due 07/15/23	24,112,077	24,031,126
0.63%, due 01/15/24	24,074,380	24,266,173

Total U.S. Treasury Obligations (Cost $469,421,943)		470,645,036

Total Investment Securities (Cost $469,421,943) — 100.0%		470,645,036

Other assets less liabilities — 0.0%†		131,671

NET ASSETS — 100.0%		$470,776,707

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,373,594
Aggregate gross unrealized depreciation	(894,778)

Net unrealized appreciation	$478,816

Federal income tax cost of investments	$470,166,220

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
U.S. Government & Agency Securities - 97.4%
Federal Home Loan Mortgage Corp.
4.50%, due 01/01/18	$164,721	$170,523
4.50%, due 08/01/18	149,356	154,617
4.00%, due 06/01/19	34,421	35,943
4.50%, due 07/01/19	63,584	65,960
4.50%, due 02/01/20	357,885	373,505
5.00%, due 07/01/20	78,493	82,640
5.00%, due 05/01/23	683,135	737,617
2.50%, due 10/01/27	194,644	200,101
2.50%, due 04/01/28	47,904	49,187
2.50%, due 11/01/28	34,777	35,709
3.00%, due 06/01/29	149,737	156,441
6.00%, due 04/01/34	129,951	148,930
5.50%, due 07/01/38	12,600	14,103
5.50%, due 12/01/38	37,065	41,304
5.00%, due 02/01/39	41,561	45,610
6.50%, due 04/01/39	87,751	100,030
5.00%, due 05/01/39	234,687	261,350
5.00%, due 08/01/39	17,779	19,665
5.00%, due 09/01/39	25,246	27,710
4.50%, due 10/01/39	46,817	50,920
4.00%, due 02/01/40	25,352	27,144
5.50%, due 06/01/40	115,150	127,832
4.00%, due 01/01/41	177,905	191,012
4.50%, due 03/01/41	87,816	95,859
5.50%, due 04/01/41	57,412	63,833
4.50%, due 08/01/41	258,432	282,902
4.00%, due 04/01/42	203,543	218,219
3.00%, due 03/01/43	51,632	52,728
3.00%, due 06/01/43	269,895	275,538
4.00%, due 06/01/44	34,472	36,848
4.50%, due 09/01/44	243,944	265,352
4.50%, due 12/01/44	177,496	193,109
3.00%, due 07/01/45	146,893	149,827
3.50%, due 02/15/46 TBA	250,000	261,345
6.00%, due 02/15/46 TBA	80,000	90,169
Federal National Mortgage Association
5.00%, due 01/01/18	279,363	289,834
4.50%, due 10/01/18	236,020	244,741
4.50%, due 11/01/18	78,490	81,392
4.00%, due 12/01/18	152,052	159,011
4.00%, due 07/01/19	33,815	35,363
5.00%, due 07/01/19	253,014	264,950
4.50%, due 10/01/19	247,129	256,261
4.00%, due 03/01/20	275,348	287,949
4.50%, due 04/01/20	50,500	53,130
5.00%, due 09/01/20	112,283	117,847
4.50%, due 11/01/20	340,329	355,671

	Principal Amount	Value
U.S. Government & Agency Securities - (continued)
5.00%, due 11/01/21	$131,092	$137,784
5.50%, due 04/01/22	233,580	250,567
5.00%, due 12/01/23	55,309	61,064
5.00%, due 07/01/24	246,090	271,699
5.00%, due 02/01/25	149,012	164,518
2.50%, due 06/01/27	42,343	43,569
2.50%, due 08/01/27	72,018	74,105
2.50%, due 12/01/27	192,079	197,657
2.50%, due 12/01/27	64,684	66,565
3.00%, due 03/01/28	74,767	78,125
3.00%, due 06/01/28	91,086	95,280
2.50%, due 06/01/28	60,581	62,259
3.00%, due 07/01/28	70,045	73,177
2.50%, due 08/01/28	129,088	132,941
2.50%, due 09/01/28	105,262	108,174
2.50%, due 09/01/28	115,126	118,311
3.00%, due 11/01/28	67,840	70,875
3.00%, due 09/01/30	147,243	153,632
3.00%, due 11/01/30	212,679	221,889
3.00%, due 02/25/31 TBA	245,000	255,335
6.00%, due 08/01/34	401,412	459,635
6.50%, due 09/01/34	374,768	455,833
6.00%, due 11/01/35	81,881	93,728
5.50%, due 02/01/37	29,030	32,673
6.00%, due 08/01/37	150,743	172,681
5.50%, due 09/01/38	67,932	76,131
5.00%, due 01/01/39	26,327	29,067
5.50%, due 01/01/40	76,151	85,013
4.50%, due 04/01/40	44,614	48,654
5.50%, due 04/01/40	107,984	122,015
3.50%, due 11/01/40	194,826	204,532
3.50%, due 01/01/41	63,474	66,636
3.50%, due 02/01/41	123,504	129,658
4.50%, due 02/01/41	84,195	92,064
4.00%, due 02/01/41	59,899	64,216
4.00%, due 02/01/41	228,225	244,672
5.50%, due 04/01/41	20,078	22,417
4.50%, due 06/01/41	63,437	69,874
4.50%, due 08/01/41	85,638	93,512
5.50%, due 08/01/41	265,603	301,109
5.50%, due 09/01/41	106,482	119,489
3.50%, due 01/01/42	213,991	224,662
4.00%, due 01/01/42	134,649	144,355
4.50%, due 01/01/42	92,225	100,570
4.50%, due 01/01/42	196,774	214,333
3.50%, due 04/01/42	148,497	155,895
3.50%, due 08/01/42	246,045	258,198
2.50%, due 11/01/42	133,950	132,693
2.50%, due 02/01/43	149,489	148,088
2.50%, due 03/01/43	139,214	137,907
3.00%, due 05/01/43	183,582	188,072

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
U.S. Government & Agency Securities - (continued)
3.00%, due 05/01/43	$20,771	$21,298
3.00%, due 05/01/43	20,424	20,890
3.00%, due 05/01/43	170,115	174,198
2.50%, due 05/01/43	172,530	170,912
3.00%, due 06/01/43	163,925	167,659
3.50%, due 07/01/43	93,592	98,146
3.50%, due 07/01/43	160,501	168,316
4.00%, due 08/01/43	65,819	70,444
3.50%, due 08/01/43	158,321	166,031
4.00%, due 09/01/43	173,169	186,857
4.50%, due 09/01/43	154,127	167,696
3.00%, due 11/01/43	79,934	81,746
5.00%, due 03/01/44	163,514	184,446
5.00%, due 05/01/44	233,055	258,141
5.00%, due 06/01/44	97,136	107,530
4.50%, due 10/01/44	394,442	430,633
3.00%, due 02/01/45	186,371	190,452
4.00%, due 02/01/45	179,046	191,555
4.00%, due 02/01/45	108,774	116,374
3.00%, due 03/01/45	120,661	123,303
4.00%, due 04/01/45	94,819	102,355
3.00%, due 04/01/45	173,619	177,420
3.00%, due 05/01/45	299,668	306,229
4.00%, due 09/01/45	195,810	209,532
4.00%, due 11/01/45	174,769	188,931
6.00%, due 02/25/46 TBA	290,000	328,329
3.00%, due 02/25/46 TBA	200,000	204,171
6.50%, due 02/25/46 TBA	140,000	160,385
Government National Mortgage Association
2.50%, due 12/20/28	117,434	121,396
6.00%, due 03/15/33	428,657	494,546
5.50%, due 06/15/33	477,031	544,394
5.50%, due 06/15/33	177,672	202,869
6.00%, due 12/15/33	276,157	318,490
5.50%, due 03/15/38	255,738	286,343
6.00%, due 03/15/39	39,630	45,375
5.00%, due 04/15/39	70,778	78,427
5.00%, due 04/15/39	273,233	303,602
5.00%, due 05/15/39	204,676	227,243
5.00%, due 06/15/39	442,985	494,935
5.50%, due 09/15/39	53,755	60,121
5.00%, due 09/15/39	84,514	94,655
4.00%, due 09/20/39	73,676	79,373
5.00%, due 11/15/39	4,826	5,348
5.50%, due 12/15/39	152,457	170,527
4.00%, due 08/15/40	49,335	52,987
4.00%, due 10/15/40	44,795	47,950
5.50%, due 01/20/41	77,740	86,668
4.00%, due 03/15/41	10,192	10,905
5.50%, due 09/20/41	293,625	327,993

	Principal Amount	Value
U.S. Government & Agency Securities - (continued)
3.50%, due 01/15/42	$55,201	$58,204
5.50%, due 02/20/42	73,916	81,646
3.50%, due 08/20/42	94,223	99,702
3.00%, due 12/20/42	65,729	67,992
3.50%, due 12/20/42	30,286	31,982
5.50%, due 02/20/43	43,438	47,867
3.50%, due 03/15/43	75,839	80,219
3.00%, due 03/20/43	271,506	280,848
3.50%, due 06/15/43	234,867	248,040
3.50%, due 06/15/43	152,529	161,083
5.00%, due 01/20/44	16,299	17,893
4.00%, due 08/15/44	298,350	322,524
3.50%, due 08/20/44	220,597	233,359
4.00%, due 09/15/44	95,574	102,190
3.50%, due 10/15/44	153,606	162,256
3.50%, due 10/20/44	38,252	40,465
4.00%, due 12/15/44	183,955	196,689
3.00%, due 12/20/44	110,230	113,897
3.50%, due 12/20/44	121,253	128,131
4.00%, due 01/20/45	147,364	159,581
3.00%, due 01/20/45	135,587	140,098
3.50%, due 02/20/45	189,932	201,016
3.50%, due 02/20/45	167,329	176,820
3.00%, due 03/20/45	165,170	170,664
3.50%, due 04/20/45	195,709	206,810
4.00%, due 06/20/45	208,836	223,598
3.50%, due 07/20/45	193,905	204,903
3.00%, due 07/20/45	146,522	151,396
3.50%, due 12/20/45	299,355	316,334
3.00%, due 12/20/45	224,451	231,918
3.00%, due 01/20/46	300,000	309,980
2.50%, due 02/15/46 TBA	275,000	274,827
3.00%, due 02/15/46 TBA	125,000	128,936
3.50%, due 02/15/46 TBA	175,000	184,584

Total U.S. Government & Agency Securities (Cost $28,852,730)		28,960,217

Total Investment Securities (Cost $28,852,730) — 97.4%		28,960,217

Other assets less liabilities — 2.6%		779,871

NET ASSETS — 100.0%		$29,740,088

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2016 (Unaudited)

Percentages shown are based on Net Assets.

Abbreviation:

TBA — To Be Announced; Security is subject to delayed delivery

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$150,447
Aggregate gross unrealized depreciation	(42,960)

Net unrealized appreciation	$107,487

Federal income tax cost of investments	$28,852,730

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Corporate Bonds - 98.9%
Aerospace & Defense - 1.8%
The Boeing Co.
4.88%, due 02/15/20	$10,000	$11,256
Honeywell International, Inc.
5.00%, due 02/15/19	20,000	22,141
L-3 Communications Corp.
4.75%, due 07/15/20	20,000	21,091
Lockheed Martin Corp.
3.35%, due 09/15/21	50,000	52,235
3.55%, due 01/15/26	70,000	71,962
Northrop Grumman Corp.
3.25%, due 08/01/23	20,000	20,419
Precision Castparts Corp.
1.25%, due 01/15/18	50,000	49,855
Raytheon Co.
3.13%, due 10/15/20	20,000	20,937
United Technologies Corp.
4.50%, due 04/15/20	50,000	54,819

		324,715
Air Freight & Logistics - 0.3%
FedEx Corp.
3.20%, due 02/01/25	20,000	19,625
United Parcel Service, Inc.
2.45%, due 10/01/22	30,000	29,987

		49,612
Auto Components - 0.5%
Delphi Automotive PLC
3.15%, due 11/19/20	80,000	80,149

Automobiles - 0.6%
General Motors Co.
3.50%, due 10/02/18	100,000	100,669

Banks - 23.2%
Bank of America Corp.
2.60%, due 01/15/19	370,000	371,718
4.20%, due 08/26/24	220,000	218,780
Bank of Montreal
2.55%, due 11/06/22	20,000	20,150
The Bank of Nova Scotia
2.05%, due 06/05/19	80,000	80,067
Barclays Bank PLC
5.14%, due 10/14/20	100,000	110,196
BB&T Corp.
2.45%, due 01/15/20	80,000	81,103
BNP Paribas S.A.
5.00%, due 01/15/21	90,000	100,171
Citigroup, Inc.
1.80%, due 02/05/18	80,000	79,413
2.50%, due 09/26/18	300,000	302,924
3.30%, due 04/27/25	200,000	195,572
4.40%, due 06/10/25	120,000	120,069
Fifth Third Bancorp
3.50%, due 03/15/22	60,000	62,121

	Principal Amount	Value
Corporate Bonds - (continued)
Banks - (continued)
HSBC Holdings PLC
4.00%, due 03/30/22	$110,000	$116,421
JPMorgan Chase & Co.
1.63%, due 05/15/18	155,000	154,275
2.20%, due 10/22/19	225,000	224,883
3.38%, due 05/01/23	260,000	253,383
3.13%, due 01/23/25	230,000	223,295
KeyCorp
5.10%, due 03/24/21	50,000	55,606
Lloyds Bank PLC
1.75%, due 05/14/18	50,000	50,048
6.38%, due 01/21/21	15,000	17,801
MUFG Americas Holdings Corp.
2.25%, due 02/10/20	100,000	99,138
The PNC Financial Services Group, Inc.
3.90%, due 04/29/24	50,000	51,760
PNC Funding Corp.
3.30%, due 03/08/22	130,000	134,574
Royal Bank of Canada
2.35%, due 10/30/20	50,000	50,084
Sumitomo Mitsui Banking Corp.
1.95%, due 07/23/18	250,000	250,598
U.S. Bancorp/Minnesota
2.95%, due 07/15/22	100,000	100,935
Wells Fargo & Co.
2.13%, due 04/22/19	200,000	201,282
4.48%, due 01/16/24	330,000	353,523

		4,079,890
Beverages - 2.7%
Anheuser-Busch InBev Finance, Inc.
1.25%, due 01/17/18	20,000	19,865
3.30%, due 02/01/23	100,000	101,588
Anheuser-Busch InBev Worldwide, Inc.
5.00%, due 04/15/20	40,000	44,217
The Coca-Cola Co.
1.15%, due 04/01/18	130,000	130,092
Diageo Capital PLC
4.83%, due 07/15/20	60,000	66,281
PepsiCo, Inc.
3.60%, due 03/01/24	100,000	106,598

		468,641
Biotechnology - 2.0%
Amgen, Inc.
2.20%, due 05/22/19	30,000	30,217
2.70%, due 05/01/22	70,000	69,254
Biogen, Inc.
3.63%, due 09/15/22	100,000	102,857
Gilead Sciences, Inc.
2.05%, due 04/01/19	40,000	40,253
3.50%, due 02/01/25	100,000	102,841

		345,422

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Capital Markets - 10.6%
The Bank of New York Mellon Corp.
3.65%, due 02/04/24	$50,000	$52,604
Credit Suisse AG
6.00%, due 02/15/18	165,000	177,887
1.70%, due 04/27/18	150,000	149,445
Deutsche Bank AG
3.70%, due 05/30/24	50,000	49,024
The Goldman Sachs Group, Inc.
2.90%, due 07/19/18	250,000	254,568
2.63%, due 01/31/19	200,000	201,598
4.00%, due 03/03/24	210,000	215,637
Jefferies Group LLC
5.13%, due 04/13/18	60,000	62,342
Morgan Stanley
6.63%, due 04/01/18	150,000	163,925
2.50%, due 01/24/19	200,000	200,942
3.75%, due 02/25/23	200,000	204,981
Nomura Holdings, Inc.
2.75%, due 03/19/19	20,000	20,340
State Street Corp.
2.55%, due 08/18/20	100,000	102,096

		1,855,389
Chemicals - 1.6%
CF Industries, Inc.
6.88%, due 05/01/18	35,000	37,997
The Dow Chemical Co.
4.25%, due 11/15/20	60,000	63,348
E.I. du Pont de Nemours & Co.
4.25%, due 04/01/21	50,000	53,270
LYB International Finance B.V.
4.00%, due 07/15/23	50,000	49,360
Monsanto Co.
3.38%, due 07/15/24	20,000	18,903
Praxair, Inc.
4.50%, due 08/15/19	50,000	54,282

		277,160
Commercial Services & Supplies - 0.4%
Republic Services, Inc.
3.80%, due 05/15/18	45,000	47,004
Waste Management, Inc.
2.90%, due 09/15/22	30,000	29,932

		76,936
Communications Equipment - 1.2%
Cisco Systems, Inc.
2.13%, due 03/01/19	30,000	30,572
3.00%, due 06/15/22	30,000	31,143
3.50%, due 06/15/25	20,000	20,973
QUALCOMM, Inc.
2.25%, due 05/20/20	120,000	120,410

		203,098

	Principal Amount	Value
Corporate Bonds - (continued)
Consumer Finance - 5.4%
American Express Co.
1.55%, due 05/22/18	$210,000	$208,759
3.63%, due 12/05/24	60,000	59,897
Capital One Financial Corp.
3.50%, due 06/15/23	140,000	140,067
Caterpillar Financial Services Corp.
2.00%, due 03/05/20	25,000	25,068
Discover Financial Services
3.75%, due 03/04/25	40,000	38,643
General Motors Financial Co., Inc.
4.38%, due 09/25/21	100,000	101,750
HSBC Finance Corp.
6.68%, due 01/15/21	50,000	56,457
HSBC USA, Inc.
1.70%, due 03/05/18	100,000	99,625
John Deere Capital Corp.
2.80%, due 03/04/21	20,000	20,527
3.35%, due 06/12/24	20,000	20,595
Synchrony Financial
3.00%, due 08/15/19	100,000	100,700
Toyota Motor Credit Corp.
4.50%, due 06/17/20	70,000	77,419

		949,507
Containers & Packaging - 0.2%
International Paper Co.
7.95%, due 06/15/18	30,000	33,996

Diversified Financial Services - 2.5%
Intercontinental Exchange, Inc.
2.75%, due 12/01/20	100,000	101,660
National Rural Utilities Cooperative Finance Corp.
2.85%, due 01/27/25	60,000	58,852
Shell International Finance B.V.
2.00%, due 11/15/18	120,000	119,664
2.13%, due 05/11/20	110,000	107,829
3.25%, due 05/11/25	60,000	57,493

		445,498
Diversified Telecommunication Services - 2.1%
AT&T, Inc.
2.30%, due 03/11/19	160,000	160,359
3.00%, due 02/15/22	60,000	59,212
Verizon Communications, Inc.
2.55%, due 06/17/19	50,000	50,979
2.63%, due 02/21/20	100,000	100,672

		371,222
Electric Utilities - 1.7%
Duke Energy Carolinas LLC
3.90%, due 06/15/21	60,000	65,265
Exelon Corp.
2.85%, due 06/15/20	110,000	110,230

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Electric Utilities - (continued)
MidAmerican Energy Co.
3.50%, due 10/15/24	$50,000	$52,108
Public Service Electric & Gas Co.
2.38%, due 05/15/23	30,000	29,571
Virginia Electric & Power Co.
3.15%, due 01/15/26	50,000	50,767

		307,941
Electrical Equipment - 0.2%
Eaton Corp.
2.75%, due 11/02/22	30,000	29,366

Energy Equipment & Services - 0.6%
Halliburton Co.
2.70%, due 11/15/20	30,000	29,323
3.25%, due 11/15/21	30,000	29,384
3.80%, due 11/15/25	50,000	46,927

		105,634
Food & Staples Retailing - 1.6%
CVS Health Corp.
4.00%, due 12/05/23	100,000	105,488
3.38%, due 08/12/24	30,000	30,043
The Kroger Co.
2.30%, due 01/15/19	40,000	40,681
Walgreen Co.
5.25%, due 01/15/19	56,000	59,989
Walgreens Boots Alliance, Inc.
3.80%, due 11/18/24	20,000	19,725
Wal-Mart Stores, Inc.
4.25%, due 04/15/21	30,000	33,481

		289,407
Food Products - 0.8%
General Mills, Inc.
2.20%, due 10/21/19	30,000	30,251
Tyson Foods, Inc.
4.50%, due 06/15/22	100,000	107,434

		137,685
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories
2.55%, due 03/15/22	40,000	39,887
Becton Dickinson and Co.
3.13%, due 11/08/21	50,000	50,971

		90,858
Health Care Providers & Services - 1.9%
Anthem, Inc.
2.25%, due 08/15/19	50,000	49,374
Express Scripts Holding Co.
2.25%, due 06/15/19	30,000	29,811
3.90%, due 02/15/22	50,000	51,910
McKesson Corp.
2.28%, due 03/15/19	60,000	60,172

	Principal Amount	Value
Corporate Bonds - (continued)
Health Care Providers & Services - (continued)
Medco Health Solutions, Inc.
7.13%, due 03/15/18	$30,000	$33,209
UnitedHealth Group, Inc.
2.70%, due 07/15/20	15,000	15,359
2.88%, due 12/15/21	40,000	41,212
3.35%, due 07/15/22	45,000	46,599

		327,646
Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp.
2.75%, due 12/09/20	10,000	10,153
2.63%, due 01/15/22	15,000	14,861
3.38%, due 05/26/25	50,000	49,851

		74,865
Household Products - 0.3%
The Procter & Gamble Co.
3.10%, due 08/15/23	50,000	52,829

Industrial Conglomerates - 0.6%
General Electric Co.
2.70%, due 10/09/22	60,000	61,132
3.45%, due 05/15/24	38,000	40,229

		101,361
Insurance - 2.1%
ACE INA Holdings, Inc.
3.15%, due 03/15/25	20,000	20,140
Aflac, Inc.
3.63%, due 06/15/23	10,000	10,404
American International Group, Inc.
3.38%, due 08/15/20	90,000	91,591
Berkshire Hathaway Finance Corp.
2.90%, due 10/15/20	50,000	52,465
Marsh & McLennan Cos., Inc.
3.50%, due 03/10/25	30,000	29,902
MetLife, Inc.
3.60%, due 04/10/24	80,000	81,352
Prudential Financial, Inc.
4.50%, due 11/15/20	60,000	65,168
5.20%, due 03/15/44(a)	10,000	9,713

		360,735
Internet & Catalog Retail - 0.2%
Amazon.com, Inc.
3.30%, due 12/05/21	30,000	31,294

Internet Software & Services - 2.4%
Alibaba Group Holding Ltd.
2.50%, due 11/28/19	200,000	197,879
Baidu, Inc.
2.75%, due 06/09/19	200,000	200,669
eBay, Inc.
3.45%, due 08/01/24	20,000	19,333

		417,881

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
IT Services - 1.4%
Fiserv, Inc.
3.50%, due 10/01/22	$30,000	$30,405
International Business Machines Corp.
1.88%, due 05/15/19	100,000	100,899
8.38%, due 11/01/19	10,000	12,349
3.63%, due 02/12/24	100,000	103,451

		247,104
Media - 5.4%
21st Century Fox America, Inc.
4.50%, due 02/15/21	35,000	38,025
CBS Corp.
2.30%, due 08/15/19	100,000	99,669
Comcast Corp.
5.70%, due 05/15/18	100,000	109,619
5.15%, due 03/01/20	30,000	33,713
3.60%, due 03/01/24	100,000	104,906
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
1.75%, due 01/15/18	50,000	50,049
3.80%, due 03/15/22	50,000	50,585
Discovery Communications LLC
3.30%, due 05/15/22	20,000	19,086
Omnicom Group, Inc.
4.45%, due 08/15/20	70,000	75,405
Time Warner Cable, Inc.
4.13%, due 02/15/21	150,000	154,681
Time Warner, Inc.
4.70%, due 01/15/21	80,000	86,089
3.55%, due 06/01/24	60,000	59,022
Viacom, Inc.
2.50%, due 09/01/18	75,000	74,613

		955,462
Metals & Mining - 1.1%
BHP Billiton Finance USA Ltd.
3.25%, due 11/21/21	90,000	86,347
Rio Tinto Finance USA Ltd.
9.00%, due 05/01/19	30,000	34,821
Rio Tinto Finance USA PLC
3.50%, due 03/22/22	75,000	69,838

		191,006
Multiline Retail - 0.2%
Target Corp.
3.50%, due 07/01/24	30,000	31,667

Multi-Utilities - 0.5%
Dominion Resources, Inc.
4.45%, due 03/15/21	60,000	64,800
Sempra Energy
3.55%, due 06/15/24	30,000	29,778

		94,578

	Principal Amount	Value
Corporate Bonds - (continued)
Oil, Gas & Consumable Fuels - 7.0%
BP Capital Markets PLC
2.24%, due 05/10/19	$60,000	$59,688
4.50%, due 10/01/20	60,000	64,102
3.81%, due 02/10/24	150,000	148,743
Chevron Corp.
2.43%, due 06/24/20	100,000	100,115
3.19%, due 06/24/23	150,000	151,100
ConocoPhillips Co.
2.40%, due 12/15/22	30,000	25,683
Enbridge Energy Partners LP
5.88%, due 10/15/25	50,000	46,965
Enterprise Products Operating LLC
3.35%, due 03/15/23	80,000	72,411
EOG Resources, Inc.
2.45%, due 04/01/20	75,000	72,985
Exxon Mobil Corp.
2.71%, due 03/06/25	80,000	79,188
Marathon Oil Corp.
3.85%, due 06/01/25	35,000	25,106
Marathon Petroleum Corp.
3.63%, due 09/15/24	50,000	44,279
Occidental Petroleum Corp.
2.70%, due 02/15/23	70,000	64,893
ONEOK Partners LP
3.38%, due 10/01/22	40,000	31,162
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, due 12/15/19	20,000	17,894
Suncor Energy, Inc.
3.60%, due 12/01/24	30,000	26,825
Total Capital Canada Ltd.
2.75%, due 07/15/23	30,000	28,488
Total Capital S.A.
4.13%, due 01/28/21	80,000	86,033
TransCanada PipeLines Ltd.
3.80%, due 10/01/20	50,000	50,580
3.75%, due 10/16/23	40,000	38,699

		1,234,939
Pharmaceuticals - 3.6%
AbbVie, Inc.
2.90%, due 11/06/22	20,000	19,683
3.20%, due 11/06/22	40,000	40,069
3.60%, due 05/14/25	30,000	30,077
AstraZeneca PLC
2.38%, due 11/16/20	80,000	80,328
GlaxoSmithKline Capital, Inc.
5.65%, due 05/15/18	60,000	65,770
Merck & Co., Inc.
1.10%, due 01/31/18	55,000	55,109
2.75%, due 02/10/25	65,000	64,421

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Pharmaceuticals - (continued)
Novartis Capital Corp.
2.40%, due 09/21/22	$30,000	$30,296
3.40%, due 05/06/24	20,000	21,092
Pfizer, Inc.
6.20%, due 03/15/19	30,000	33,941
Sanofi
4.00%, due 03/29/21	30,000	32,381
Teva Pharmaceutical Finance Co. B.V.
3.65%, due 11/10/21	23,000	23,847
Wyeth LLC
6.45%, due 02/01/24	40,000	49,591
Zoetis, Inc.
3.45%, due 11/13/20	80,000	81,249

		627,854
Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.
5.90%, due 11/01/21	10,000	11,350
Boston Properties LP
5.63%, due 11/15/20	70,000	78,878
ERP Operating LP
4.63%, due 12/15/21	20,000	22,300
HCP, Inc.
2.63%, due 02/01/20	100,000	99,586
Realty Income Corp.
4.65%, due 08/01/23	10,000	10,529
Simon Property Group LP
4.38%, due 03/01/21	30,000	32,897
3.75%, due 02/01/24	45,000	46,979
Ventas Realty LP/Ventas Capital Corp.
4.00%, due 04/30/19	50,000	52,495
Welltower, Inc.
3.75%, due 03/15/23	30,000	29,800

		384,814
Road & Rail - 0.9%
Burlington Northern Santa Fe LLC
3.05%, due 03/15/22	100,000	101,612
CSX Corp.
3.70%, due 10/30/20	20,000	21,047
Norfolk Southern Corp.
3.00%, due 04/01/22	30,000	30,185

		152,844
Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.
1.35%, due 12/15/17	50,000	50,236
3.70%, due 07/29/25	50,000	52,772

		103,008
Software - 1.7%
Microsoft Corp.
1.63%, due 12/06/18	40,000	40,561
2.70%, due 02/12/25	50,000	49,768

	Principal Amount	Value
Corporate Bonds - (continued)
Software - (continued)
Oracle Corp.
5.00%, due 07/08/19	$30,000	$33,292
2.50%, due 10/15/22	100,000	98,789
2.95%, due 05/15/25	83,000	81,320

		303,730
Specialty Retail - 0.5%
AutoZone, Inc.
4.00%, due 11/15/20	20,000	21,123
The Home Depot, Inc.
2.63%, due 06/01/22	50,000	50,607
Lowe’s Cos., Inc.
3.75%, due 04/15/21	20,000	21,597

		93,327
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.
2.85%, due 05/06/21	110,000	113,868
2.40%, due 05/03/23	30,000	29,471
3.45%, due 05/06/24	120,000	124,589
EMC Corp.
2.65%, due 06/01/20	100,000	88,398
HP, Inc.
4.38%, due 09/15/21	25,000	25,235
4.05%, due 09/15/22	25,000	24,831

		406,392
Thrifts & Mortgage Finance - 0.6%
Abbey National Treasury Services PLC
3.05%, due 08/23/18	100,000	103,102

Tobacco - 1.6%
Altria Group, Inc.
2.85%, due 08/09/22	110,000	110,515
Philip Morris International, Inc.
3.60%, due 11/15/23	60,000	64,012
Reynolds American, Inc.
3.25%, due 06/12/20	100,000	102,695

		277,222
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV
5.00%, due 10/16/19	100,000	109,006
Vodafone Group PLC
1.50%, due 02/19/18	50,000	49,595

		158,601

Total Corporate Bonds (Cost $17,368,655)		17,355,056

Total Investment Securities (Cost $17,368,655) — 98.9%		17,355,056

Other assets less liabilities — 1.1%		195,667

NET ASSETS — 100.0%		$17,550,723

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2016 (Unaudited)

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on 01/31/16.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,272
Aggregate gross unrealized depreciation	(102,968)

Net unrealized depreciation	$(13,696)

Federal income tax cost of investments	$17,368,752

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Corporate Bonds - 98.4%
Aerospace & Defense - 3.2%
Lockheed Martin Corp. 3.60%, due 03/01/35	$75,000	$68,519
Northrop Grumman Corp. 3.85%, due 04/15/45	30,000	28,154
United Technologies Corp. 5.70%, due 04/15/40	50,000	59,200

		155,873
Air Freight & Logistics - 1.4%
FedEx Corp. 3.90%, due 02/01/35	60,000	55,139
United Parcel Service, Inc. 4.88%, due 11/15/40	10,000	11,331

		66,470
Auto Components - 0.6%
BorgWarner, Inc. 4.38%, due 03/15/45	30,000	27,042

Automobiles - 0.4%
General Motors Co. 5.20%, due 04/01/45	20,000	17,833

Banks - 9.7%
Bank of America Corp. 4.25%, due 10/22/26	30,000	29,641
5.00%, due 01/21/44	30,000	31,055
Citigroup, Inc. 6.00%, due 10/31/33	40,000	44,214
8.13%, due 07/15/39	17,000	24,720
5.30%, due 05/06/44	30,000	30,703
4.65%, due 07/30/45	30,000	29,825
Fifth Third Bancorp 8.25%, due 03/01/38	20,000	28,852
HSBC Holdings PLC 6.10%, due 01/14/42	40,000	49,224
JPMorgan Chase & Co. 6.40%, due 05/15/38	50,000	61,259
4.95%, due 06/01/45	25,000	25,104
Wells Fargo & Co. 4.10%, due 06/03/26	50,000	50,774
5.38%, due 11/02/43	30,000	32,401
5.61%, due 01/15/44	30,000	32,964

		470,736
Beverages - 2.4%
Anheuser-Busch InBev Finance, Inc. 4.90%, due 02/01/46	50,000	51,901
Anheuser-Busch InBev Worldwide, Inc. 3.75%, due 07/15/42	35,000	30,090
PepsiCo, Inc. 4.60%, due 07/17/45	30,000	32,102

		114,093

	Principal Amount	Value
Corporate Bonds - (continued)
Biotechnology - 4.0%
Amgen, Inc. 5.15%, due 11/15/41	$90,000	$92,653
Gilead Sciences, Inc. 4.80%, due 04/01/44	40,000	40,888
4.50%, due 02/01/45	60,000	59,238

		192,779
Capital Markets - 2.6%
The Goldman Sachs Group, Inc. 5.95%, due 01/15/27	30,000	33,830
6.13%, due 02/15/33	30,000	34,845
5.15%, due 05/22/45	30,000	29,350
Morgan Stanley 3.95%, due 04/23/27	30,000	29,022

		127,047
Chemicals - 2.8%
CF Industries, Inc. 5.15%, due 03/15/34	30,000	25,644
The Dow Chemical Co. 4.25%, due 10/01/34	30,000	27,030
LYB International Finance B.V. 4.88%, due 03/15/44	30,000	25,885
Monsanto Co. 4.20%, due 07/15/34	30,000	25,575
Potash Corp of Saskatchewan, Inc. 5.88%, due 12/01/36	30,000	32,577

		136,711
Commercial Services & Supplies - 0.4%
Waste Management, Inc. 4.10%, due 03/01/45	20,000	19,280

Communications Equipment - 1.0%
Cisco Systems, Inc. 5.50%, due 01/15/40	40,000	47,077

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. 4.50%, due 02/11/43	15,000	15,112
Shell International Finance B.V. 5.50%, due 03/25/40	30,000	31,481
4.38%, due 05/11/45	30,000	27,926

		74,519
Diversified Telecommunication Services - 11.5%
AT&T, Inc. 4.50%, due 05/15/35	60,000	54,282
6.30%, due 01/15/38	40,000	43,015
5.35%, due 09/01/40	40,000	38,310
5.55%, due 08/15/41	40,000	39,572
British Telecommunications PLC 9.63%, due 12/15/30	40,000	57,729
Deutsche Telekom International Finance B.V. 8.75%, due 06/15/30	40,000	55,723

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Diversified Telecommunication Services - (continued)
Orange S.A. 9.00%, due 03/01/31	$25,000	$36,027
Verizon Communications, Inc. 5.05%, due 03/15/34	50,000	48,899
4.40%, due 11/01/34	50,000	45,683
4.67%, due 03/15/55	165,000	139,296

		558,536
Electric Utilities - 2.8%
Exelon Corp. 5.10%, due 06/15/45(a)	30,000	30,298
Georgia Power Co. 4.30%, due 03/15/42	30,000	29,198
Pacific Gas & Electric Co. 6.05%, due 03/01/34	30,000	36,459
Progress Energy, Inc. 7.75%, due 03/01/31	30,000	39,855

		135,810
Electrical Equipment - 0.4%
Eaton Corp. 4.00%, due 11/02/32	20,000	19,479

Energy Equipment & Services - 2.1%
Diamond Offshore Drilling, Inc. 4.88%, due 11/01/43	20,000	11,572
Halliburton Co. 6.70%, due 09/15/38	20,000	22,348
4.50%, due 11/15/41	20,000	17,408
5.00%, due 11/15/45	40,000	35,745
National Oilwell Varco, Inc. 3.95%, due 12/01/42	20,000	14,459

		101,532
Food & Staples Retailing - 3.9%
CVS Health Corp. 4.88%, due 07/20/35	60,000	62,481
5.13%, due 07/20/45	50,000	53,933
Wal-Mart Stores, Inc. 5.25%, due 09/01/35	30,000	35,068
6.50%, due 08/15/37	30,000	39,348

		190,830
Food Products - 0.8%
Kellogg Co. 7.45%, due 04/01/31	30,000	37,269

Health Care Equipment & Supplies - 1.2%
Becton Dickinson and Co. 4.69%, due 12/15/44	15,000	15,259
Medtronic, Inc. 4.38%, due 03/15/35	30,000	30,682
St Jude Medical, Inc. 4.75%, due 04/15/43	10,000	9,768

		55,709

	Principal Amount	Value
Corporate Bonds - (continued)
Health Care Providers & Services - 1.3%
Cigna Corp. 5.38%, due 02/15/42	$30,000	$32,409
McKesson Corp. 4.88%, due 03/15/44	30,000	30,259

		62,668
Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp. 4.70%, due 12/09/35	25,000	25,296
6.30%, due 03/01/38	20,000	23,510
4.60%, due 05/26/45	30,000	29,383

		78,189
Household Products - 0.5%
The Procter & Gamble Co. 5.80%, due 08/15/34	20,000	25,280

Independent Power and Renewable Electricity Producers - 1.1%
Exelon Generation Co. LLC 6.25%, due 10/01/39	30,000	26,692
Southern Power Co. 5.15%, due 09/15/41	30,000	27,686

		54,378
Industrial Conglomerates - 1.2%
General Electric Co. 6.75%, due 03/15/32	20,000	26,276
4.13%, due 10/09/42	30,000	29,592

		55,868
Insurance - 2.0%
American International Group, Inc. 4.50%, due 07/16/44	30,000	26,331
8.18%, due 05/15/58(b)	20,000	26,075
Aon PLC 4.75%, due 05/15/45	30,000	29,627
The Travelers Cos., Inc. 4.60%, due 08/01/43	15,000	16,338

		98,371
IT Services - 0.6%
International Business Machines Corp. 4.00%, due 06/20/42	30,000	27,210

Media - 8.6%
21st Century Fox America, Inc. 6.40%, due 12/15/35	40,000	45,321
6.15%, due 02/15/41	30,000	32,420
4.75%, due 09/15/44	30,000	28,467
CBS Corp. 4.00%, due 01/15/26	30,000	29,436
4.60%, due 01/15/45	20,000	17,202

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Media - (continued)
Comcast Corp. 4.20%, due 08/15/34	$30,000	$29,583
5.65%, due 06/15/35	40,000	46,312
6.45%, due 03/15/37	40,000	49,775
Time Warner, Inc. 7.63%, due 04/15/31	50,000	61,956
4.90%, due 06/15/42	50,000	45,584
The Walt Disney Co. 4.13%, due 06/01/44	30,000	30,229

		416,285
Metals & Mining - 1.7%
BHP Billiton Finance USA Ltd. 4.13%, due 02/24/42	50,000	38,656
Rio Tinto Finance USA PLC 4.75%, due 03/22/42	50,000	41,880

		80,536
Multi-Utilities - 4.1%
Berkshire Hathaway Energy Co. 6.50%, due 09/15/37	30,000	37,084
4.50%, due 02/01/45	30,000	29,503
Consolidated Edison Co. of New York, Inc. 4.63%, due 12/01/54	20,000	20,273
Dominion Resources, Inc. 5.95%, due 06/15/35	50,000	56,517
NiSource Finance Corp. 5.65%, due 02/01/45	50,000	57,330

		200,707
Oil, Gas & Consumable Fuels - 7.9%
Canadian Natural Resources Ltd. 6.25%, due 03/15/38	10,000	7,290
ConocoPhillips Co. 4.15%, due 11/15/34	90,000	71,819
Enterprise Products Operating LLC 6.88%, due 03/01/33	40,000	41,584
6.45%, due 09/01/40	30,000	29,134
Hess Corp. 6.00%, due 01/15/40	30,000	23,098
Marathon Oil Corp. 6.60%, due 10/01/37	20,000	14,389
Marathon Petroleum Corp. 4.75%, due 09/15/44	20,000	15,235
ONEOK Partners LP 6.13%, due 02/01/41	20,000	14,961
Phillips 66 4.65%, due 11/15/34	30,000	26,335
4.88%, due 11/15/44	30,000	25,996
Suncor Energy, Inc. 6.50%, due 06/15/38	25,000	23,986

	Principal Amount	Value
Corporate Bonds - (continued)
Oil, Gas & Consumable Fuels - (continued)
TransCanada PipeLines Ltd. 4.63%, due 03/01/34	$40,000	$35,225
5.00%, due 10/16/43	30,000	27,111
Valero Energy Corp. 6.63%, due 06/15/37	30,000	29,197

		385,360
Pharmaceuticals - 3.6%
GlaxoSmithKline Capital, Inc. 5.38%, due 04/15/34	30,000	35,006
Johnson & Johnson 4.38%, due 12/05/33	30,000	33,134
Merck & Co., Inc. 3.70%, due 02/10/45	40,000	37,434
Pfizer, Inc. 4.40%, due 05/15/44	30,000	31,167
Wyeth LLC 6.50%, due 02/01/34	30,000	38,518

		175,259
Road & Rail - 3.0%
Burlington Northern Santa Fe LLC 6.15%, due 05/01/37	40,000	48,225
4.70%, due 09/01/45	50,000	51,050
CSX Corp. 6.15%, due 05/01/37	40,000	46,725

		146,000
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp. 4.00%, due 12/15/32	10,000	10,017
4.90%, due 07/29/45	30,000	31,112

		41,129
Software - 3.3%
Microsoft Corp. 3.50%, due 02/12/35	30,000	28,254
3.75%, due 02/12/45	40,000	36,821
Oracle Corp. 4.30%, due 07/08/34	30,000	29,695
6.50%, due 04/15/38	30,000	36,783
4.50%, due 07/08/44	30,000	29,146

		160,699
Specialty Retail - 0.9%
The Home Depot, Inc. 5.88%, due 12/16/36	20,000	24,470
4.40%, due 03/15/45	20,000	20,663

		45,133
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc. 4.38%, due 05/13/45	60,000	58,639

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Tobacco - 2.3%
Altria Group, Inc. 10.20%, due 02/06/39	$30,000	$50,180
5.38%, due 01/31/44	30,000	32,756
Philip Morris International, Inc. 4.38%, due 11/15/41	30,000	29,641

		112,577

Total Corporate Bonds (Cost $4,941,498)		4,772,913

Total Investment Securities (Cost $4,941,498) — 98.4%		4,772,913

Other assets less liabilities — 1.6%		75,870

NET ASSETS — 100.0%		$4,848,783

(a)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on 01/31/16.

Percentages shown are based on Net Assets.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,409
Aggregate gross unrealized depreciation	(186,994)

Net unrealized depreciation	$(168,585)

Federal income tax cost of investments	$4,941,498

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities - 9.8%
AmeriCredit Automobile Receivables Trust 1.07%, due 01/08/19	$1,240,000	$1,238,453
BMW Vehicle Lease Trust 1.07%, due 01/22/18	1,000,000	999,436
CARDS II Trust 0.95%, due 07/15/20(a)(b)	1,000,000	1,000,807
CNH Equipment Trust 1.10%, due 12/17/18	1,000,000	1,000,112
Ford Credit Auto Lease Trust 1.04%, due 05/15/18	1,000,000	999,219
GM Financial Automobile Leasing Trust 1.17%, due 06/20/18	1,000,000	997,608
Santander Drive Auto Receivables Trust 1.12%, due 12/17/18	1,000,000	998,324
1.20%, due 12/17/18	998,017	998,190
World Omni Auto Receivables Trust 0.83%, due 07/15/19(a)	1,000,000	999,841

Total Asset-Backed Securities (Cost $9,237,713)		9,231,990

Corporate Bonds - 72.0%
Banks - 5.5%
Australia & New Zealand Banking Group Ltd. 1.25%, due 01/10/17	450,000	450,019
Banque Federative du Credit Mutuel S.A. 1.47%, due 01/20/17(a)(b)	1,000,000	1,002,961
Barclays Bank PLC 0.94%, due 02/17/17(a)	1,000,000	999,679
Cooperatieve Rabobank UA 1.01%, due 03/18/16(a)	750,000	750,130
Sumitomo Mitsui Banking Corp. 1.05%, due 01/10/17(a)	2,000,000	1,997,422

		5,200,211
Communications Equipment - 1.3%
Cisco Systems, Inc. 5.50%, due 02/22/16	505,000	506,552
0.91%, due 03/01/19(a)	722,000	722,222

		1,228,774
Consumer Finance - 7.9%
American Express Credit Corp. 0.85%, due 08/15/19(a)	988,000	971,464
American Honda Finance Corp. 0.79%, due 07/14/17(a)	906,000	903,950
Capital One N.A./Virginia 1.65%, due 02/05/18	700,000	695,098
Ford Motor Credit Co. LLC 1.33%, due 03/12/19(a)	1,000,000	970,033
John Deere Capital Corp. 1.05%, due 12/15/16	776,000	777,298
1.95%, due 12/13/18	13,000	13,105

	Principal Amount	Value
Corporate Bonds - (continued)
Consumer Finance - (continued)
Nissan Motor Acceptance Corp. 0.97%, due 03/03/17(a)(b)	$455,000	$454,085
Synchrony Financial 1.88%, due 08/15/17	50,000	49,827
1.88%, due 08/15/17	816,000	813,180
Toyota Motor Credit Corp. 0.65%, due 05/17/16(a)	70,000	70,026
0.56%, due 05/16/17(a)	842,000	840,120
1.45%, due 01/12/18	906,000	909,444

		7,467,630
Data Processing & Outsourced Services - 0.2%
MasterCard, Inc. 2.00%, due 04/01/19	173,000	175,208

Diversified Banks - 15.9%
Bank of America Corp. 1.00%, due 08/25/17(a)	906,000	900,984
The Bank of Nova Scotia 0.91%, due 03/15/16(a)	281,000	280,996
2.90%, due 03/29/16	906,000	909,038
BNP Paribas S.A. 3.60%, due 02/23/16	75,000	75,120
1.01%, due 03/17/17(a)	675,000	674,353
Commonwealth Bank of Australia 0.90%, due 03/12/18(a)(b)	906,000	901,994
1.40%, due 11/02/18(a)(b)	1,000,000	998,202
Lloyds Bank PLC 1.04%, due 03/16/18(a)	1,000,000	996,227
National Australia Bank Ltd. 1.40%, due 01/14/19(a)(b)	1,000,000	1,001,018
National Bank of Canada 1.34%, due 12/14/18(a)	1,000,000	998,061
2.10%, due 12/14/18	1,000,000	1,005,097
Royal Bank of Canada 0.97%, due 03/06/20(a)	906,000	895,117
Svenska Handelsbanken AB 1.06%, due 09/23/16(a)	1,000,000	1,001,475
The Toronto-Dominion Bank 0.94%, due 09/09/16(a)	660,000	660,885
U.S. Bancorp/Minnesota 1.02%, due 04/25/19(a)	765,000	757,953
U.S. Bank N.A./Ohio 1.38%, due 09/11/17	1,000,000	1,001,967
Wells Fargo & Co. 2.15%, due 01/30/20	256,000	256,269
Westpac Banking Corp. 0.82%, due 11/25/16(a)	683,000	683,314
1.12%, due 11/23/18(a)	1,000,000	1,000,138

		14,998,208

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Diversified Capital Markets - 0.4%
Credit Suisse AG 1.75%, due 01/29/18	$300,000	$299,781
JPMorgan Chase & Co. 1.52%, due 01/25/18(a)	106,000	106,100

		405,881
Diversified Metals & Mining - 0.7%
Glencore Funding LLC 1.57%, due 05/27/16(a)(b)	675,000	661,723

Drug Retail - 0.1%
Walgreens Boots Alliance, Inc. 1.75%, due 11/17/17	73,000	72,848

Electric Utilities - 2.2%
Duke Energy Indiana LLC 0.97%, due 07/11/16(a)	842,000	842,064
Electricite de France S.A. 1.08%, due 01/20/17(a)(b)	361,000	361,332
The Southern Co. 1.30%, due 08/15/17	906,000	902,207

		2,105,603
Fertilizers & Agricultural Chemicals - 0.8%
Monsanto Co. 1.15%, due 06/30/17	749,000	745,847

Food Retail - 0.9%
The Kroger Co. 1.15%, due 10/17/16(a)	850,000	849,894

Home Improvement Retail - 0.3%
The Home Depot, Inc. 2.00%, due 06/15/19	275,000	280,146

Household Appliances - 1.0%
Whirlpool Corp. 1.65%, due 11/01/17	906,000	904,067

Household Products - 1.3%
Kimberly-Clark Corp. 1.90%, due 05/22/19	304,000	306,702
The Procter & Gamble Co. 0.89%, due 11/01/19(a)	891,000	889,200

		1,195,902
Hypermarkets & Super Centers - 0.2%
Wal-Mart Stores, Inc. 1.00%, due 04/21/17	189,000	189,577

Industrial Conglomerates - 0.9%
General Electric Co. 1.13%, due 01/14/19(a)	842,000	843,704

Integrated Oil & Gas - 1.7%
Chevron Corp. 1.96%, due 03/03/20	756,000	745,242
Exxon Mobil Corp. 0.55%, due 03/15/17(a)	906,000	903,899

		1,649,141

	Principal Amount	Value
Corporate Bonds - (continued)
Integrated Telecommunication Services - 2.4%
AT&T, Inc. 0.74%, due 02/12/16(a)	$762,000	$761,956
2.95%, due 05/15/16	500,000	502,762
Verizon Communications, Inc. 2.04%, due 09/15/16(a)	995,000	1,001,010

		2,265,728
Investment Banking & Brokerage - 1.2%
Morgan Stanley 1.64%, due 02/25/16(a)	769,000	769,286
2.50%, due 01/24/19	341,000	342,607

		1,111,893
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. 2.25%, due 08/15/16	477,000	478,966

Movies & Entertainment - 0.9%
The Walt Disney Co. 0.72%, due 05/30/19(a)	842,000	840,636

Multi-Utilities - 1.1%
Dominion Resources, Inc. 1.95%, due 08/15/16	1,000,000	1,004,461

Oil & Gas Exploration & Production - 0.2%
Canadian Natural Resources Ltd. 1.75%, due 01/15/18	185,000	167,522

Oil & Gas Refining & Marketing - 1.9%
BP Capital Markets PLC 2.25%, due 11/01/16	1,000,000	1,006,885
1.23%, due 09/26/18(a)	757,000	749,267

		1,756,152
Oil & Gas Storage & Transportation - 0.6%
TransCanada PipeLines Ltd. 1.28%, due 06/30/16(a)	527,000	525,863

Oil, Gas & Consumable Fuels - 1.1%
Sinopec Group Overseas Development 2014 Ltd. 1.40%, due 04/10/17(a)(b)	1,000,000	997,832

Other Diversified Financial Services - 2.9%
Citigroup, Inc. 1.03%, due 03/10/17(a)	592,000	590,004
ING Bank N.V. 1.40%, due 03/07/16(a)(b)	200,000	200,067
Siemens Financieringsmaatschappij N.V. 0.67%, due 05/25/18(a)(b)	1,000,000	996,932
1.45%, due 05/25/18(b)	906,000	905,783

		2,692,786
Pharmaceuticals - 3.9%
AstraZeneca PLC 0.89%, due 11/16/18(a)	1,000,000	997,583
1.75%, due 11/16/18	1,000,000	1,002,105
Eli Lilly & Co. 1.25%, due 03/01/18	962,000	964,311

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Pharmaceuticals - (continued)
Johnson & Johnson 1.13%, due 11/21/17(c)	$35,000	$35,154
1.13%, due 11/21/17	676,000	678,973

		3,678,126
Property & Casualty Insurance - 1.9%
Berkshire Hathaway Finance Corp. 0.77%, due 01/10/17(a)	906,000	905,841
0.92%, due 01/12/18(a)	906,000	905,088

		1,810,929
Railroads - 1.0%
Canadian National Railway Co. 0.53%, due 11/14/17(a)	906,000	901,501

Regional Banks - 1.1%
Branch Banking & Trust Co. 0.84%, due 12/01/16(a)	1,000,000	999,478

Restaurants - 0.4%
Starbucks Corp. 0.88%, due 12/05/16	342,000	341,711

Semiconductors - 0.2%
Texas Instruments, Inc. 0.88%, due 03/12/17	182,000	181,926

Soft Drinks - 2.1%
PepsiCo, Inc. 0.87%, due 07/17/17(a)	1,000,000	998,673
1.00%, due 10/13/17	1,000,000	997,973

		1,996,646
Special Purpose Banks - 2.9%
The Korea Development Bank 1.25%, due 01/22/17(a)	1,767,000	1,766,943
Nederlandse Waterschapsbank N.V. 0.59%, due 02/14/18(a)(b)	1,000,000	1,001,401

		2,768,344
Specialized Finance - 2.1%
Shell International Finance B.V. 0.92%, due 11/10/18(a)	1,100,000	1,097,401
2.13%, due 05/11/20	906,000	888,122

		1,985,523
Systems Software - 0.8%
Microsoft Corp. 1.85%, due 02/12/20	772,000	781,656

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc. 0.64%, due 05/06/19(a)	503,000	500,659

Thrifts & Mortgage Finance - 0.1%
Abbey National Treasury Services PLC 1.01%, due 03/13/17(a)	70,000	69,913

Wireless Telecommunication Services - 0.9%
Vodafone Group PLC 0.75%, due 02/19/16(a)	873,000	872,890

Total Corporate Bonds (Cost $67,848,287)		$67,705,505

	Principal Amount	Value
Municipal Bonds - 1.1%
Riverside California Pension, Obligation Refunding, Revenue Bonds 0.75%, due 06/01/16	$1,000,000	$999,850

Total Municipal Bonds (Cost $1,000,000)		999,850

Commercial Papers - 7.0%
Campbell Soup Co. 0.47%, due 02/23/16(b)	1,000,000	999,703
Catholic Health Initiatives 0.43%, due 03/18/16	1,000,000	999,442
ENI Finance USA, Inc. 0.74%, due 06/07/16(b)	1,000,000	997,371
Humana, Inc. 1.01%, due 02/03/16(b)	1,000,000	999,916
Idaho Housing & Finance Association 0.41%, due 02/04/16	1,000,000	999,954
Nissan Motor Acceptance Corp. 0.54%, due 02/18/16(b)	545,000	544,854
Viacom, Inc. 1.26%, due 02/01/16	1,000,000	999,965

Total Commercial Papers (Cost $6,539,506)		6,541,205

Repurchase Agreements - 7.4%
SG America Securities LLC, 0.62%, dated 01/29/16, due 02/01/16, repurchase price $7,000,362, collateralized by various Corporate Bonds, ranging from 2.13% - 9.00%, maturing 05/01/16 - 12/15/23; total market value $7,514,384	7,000,000	7,000,000

Total Repurchase Agreements (Cost $7,000,000)		7,000,000

Securities Lending Reinvestments(d) - 10.4%
Certificate of Deposit - 0.4%
Branch Banking & Trust Co. 0.34%, due 02/05/16	400,000	400,000

Total Certificate of Deposit (Cost $400,000)		400,000

Master Demand Note - 0.4%
Natixis Financial Products LLC 0.62%, due 02/01/16	400,000	400,000

Total Master Demand Note (Cost $400,000)		400,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2016 (Unaudited)

	Principal Amount	Value
Securities Lending Reinvestments(d) - (continued)
Repurchase Agreements - 9.6%
Citigroup Global Markets, Inc., 0.35%, dated 01/29/16, due 02/01/16, repurchase price $7,681,339, collateralized by various U.S. Treasury Securities, STRIPS, 0.00%, maturing 11/15/26 - 02/15/33; U.S. Government Agency Mortgage Securities, ranging from 0.78% - 8.00%, maturing 06/13/16 - 01/01/46; total market value $7,834,737	$7,681,115	$7,681,115
Natixis, New York Branch, 0.46%, dated 01/29/16, due 02/01/16, repurchase price $800,031, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.75%, maturing 09/30/16 - 11/15/44; total market value $816,032	800,000	800,000
Societe Generale, New York Branch, 0.38%, dated 01/29/16, due 02/01/16, repurchase price $500,016, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 5.50%, maturing 08/15/33 - 10/20/64; total market value $510,000	500,000	500,000

Total Repurchase Agreements (Cost $8,981,115)		8,981,115

Total Securities Lending Reinvestments (Cost $9,781,115)		9,781,115

Total Investment Securities (Cost $101,406,621) — 107.7%		101,259,665

Liabilities in excess of other assets — (7.7%)		(7,201,935)

NET ASSETS — 100.0%		$94,057,730

(a)	Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on 01/31/16.
(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

The security or a portion of this security is on loan at 01/31/16. The total value of securities on loan at 01/31/16 was $9,569,809 which was collateralized in the form of cash with a value of $9,781,115.

(d)	The security was purchased with cash collateral held from securities on loan at 01/31/16. The total value of securities purchased was $9,781,115.

Percentages shown are based on Net Assets.

Abbreviation:

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,678
Aggregate gross unrealized depreciation	(210,634)

Net unrealized depreciation	$(146,956)

Federal income tax cost of investments	$101,406,621

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2016 (Unaudited)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2016:

Australia	5.4%
Canada	7.8
France	2.2
Japan	2.1
Netherlands	4.1
South Korea	1.9
Sweden	1.1
Switzerland	0.3
United Kingdom	10.3
United States	62.1
Other[1]	2.7

100.0%

[1]	Includes any non-fixed-income securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

January 31, 2016 (Unaudited)

Significant Accounting Policies

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust. The Funds’ investments are valued using readily available market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board of Trustees. Such circumstances include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. The portfolio securities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Asset Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and FlexShares International Quality Dividend Dynamic Index Fund are primarily listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price, or last sale price, on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of bid quotes or the mean between the bid and asked quotes based upon quotes furnished by one or more

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2016 (Unaudited)

broker-dealers or market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed income securities may be valued using prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market values of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when they approximate fair value.

Foreign equity securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day on the exchange, then the value is determined with reference to the last sale price on any other exchange. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by the Index Provider may adversely affect the Fund’s ability to track its Underlying Index.

Exchange-traded financial futures and options thereon are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for other non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI. The Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Northern Trust Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Northern Trust Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely traded security; and news events. NTI monitors markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Northern Trust Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Board.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2016 (Unaudited)

The following is a summary of the valuations as of January 31, 2016 for each Fund based upon the three levels defined above. During the period ended January 31, 2016, there was one Level 3 security. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar US Market Factor Tilt Index
Investments
Common Stocks*	$673,476,260	$—	$—	$673,476,260
Rights	—	—	—	—
Warrant	—	—	—	—
Securities Lending Reinvestments
Certificate of Deposit	—	56,100,667	—	56,100,667
Commercial Paper	—	18,985,645	—	18,985,645
Master Demand Note	—	6,300,000	—	6,300,000
Medium Term Note	—	7,403,985	—	7,403,985
Money Market Fund	26,000,000	—	—	26,000,000
Repurchase Agreement	—	25,104,183	—	25,104,183

Total Investments	$699,476,260	$113,894,480	$—	$813,370,740

Other Financial Instruments
Liabilities
Futures Contracts	$(549,741)	$—	$—	$(549,741)

Total Other Financial Instruments	$(549,741)	$—	$—	$(549,741)

	Level 1 – Quoted Prices*a	Level 2 – Other Significant Observable Inputs*b	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index
Investments
Common Stocks
Banks	$59,071,222	$—	$526	$59,071,748
Construction & Engineering	15,255,519	2,951	—	15,258,470
Electric Utilities	6,983,540	17,303	—	7,000,843
Energy Equipment & Services	4,067,702	317,485	—	4,385,187
Hotels, Restaurants & Leisure	8,876,483	26,129	—	8,902,612
Internet Software & Services	1,229,919	56,159	—	1,286,078
Machinery	17,759,730	51,509	—	17,811,239
Other*	400,698,839	—	—	400,698,839
Rights	23,017	21	—	23,038
Securities Lending Reinvestments
Certificate of Deposit	—	500,000	—	500,000
Master Demand Note	—	500,000	—	500,000
Repurchase Agreement	—	13,082,707	—	13,082,707

Total Investments	$513,965,971	$14,554,264	$526	$528,520,761

Other Financial Instruments
Assets
Futures Contracts	$18,908	$—	$—	$18,908
Forward Foreign Currency Contracts	—	77,026	—	77,026
Liabilities
Futures Contracts	(154,248)	—	—	(154,248)
Forward Foreign Currency Contracts	—	(68,168)	—	(68,168)

Total Other Financial Instruments	$(135,340)	$8,858	$—	$(126,482)

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2016 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index

Balance as of 10/31/15	$537
Total gain or loss (realized/unrealized included in earnings)	(11)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 1/31/16	$526

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 1/31/16.	$(11)

Common Stock	Fair Value at 10/31/2015	Valuation Techniques	Unobservable Inputs	Sensitivity [1]
Banco Espirito Santo S.A.	$526	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

	Level 1 – Quoted Prices*c,d	Level 2 – Other Significant Observable Inputs*e	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index
Investments
Common Stocks
Auto Components	$4,165,168	$62,007	$—	$4,227,175
Chemicals	7,297,408	366	—	7,297,774
Construction Materials	3,273,098	437,229	—	3,710,327
Diversified Financial Services	3,308,190	1,206	—	3,309,396
Electronic Equipment, Instruments & Components	7,918,583	3,513	—	7,922,096
Food Products	5,854,226	16,789	—	5,871,015
Hotels, Restaurants & Leisure	1,114,988	172,616	—	1,287,604
Industrial Conglomerates	4,732,266	188	—	4,732,454
Insurance	5,708,025	1,829	—	5,709,854
Oil, Gas & Consumable Fuels	12,802,670	748	—	12,803,418
Paper & Forest Products	853,540	74,099	—	927,639
Pharmaceuticals	4,200,237	79,297	—	4,279,534
Real Estate Management & Development	12,404,192	67,272	—	12,471,464
Other*	139,320,313	—	—	139,320,313
Corporate Bond*	—	10,544	—	10,544
Rights	10	8,402	—	8,412
Warrant	214	—	—	214
Securities Lending Reinvestments
Repurchase Agreement	—	2,243,878	—	2,243,878

Total Investments	$212,953,128	$3,179,983	$—	$216,133,111

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$50,134	$—	$50,134
Liabilities
Futures Contracts	(60,252)	—	—	(60,252)
Forward Foreign Currency Contracts	—	(55,906)	—	(55,906)

Total Other Financial Instruments	$(60,252)	$(5,772)	$—	$(66,024)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

FlexShares® Morningstar Emerging Markets Factor Tilt Index
Balance as of 10/31/15	$56
Total gain or loss (realized/unrealized included in earnings)	411
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3[d]	(467)

Balance as of 1/31/16	$—

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 1/31/16.	$—

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index
Investments
Exchange Traded Fund	$2,246,026	$—	$—	$2,246,026

Total Investments	$2,246,026	$—	$—	$2,246,026

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$36,297	$—	$36,297
Liabilities
Forward Foreign Currency Contracts	—	(9,392)	—	(9,392)

Total Other Financial Instruments	$—	$26,905	$—	$26,905

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2016 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Currency Hedged Morningstar EM Factor Tilt Index
Investments
Exchange Traded Fund	$16,396,217	$—	$—	$16,396,217

Total Investments	$16,396,217	$—	$—	$16,396,217

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$142,565	$—	$142,565
Liabilities
Forward Foreign Currency Contracts	—	(321,502)	—	(321,502)

Total Other Financial Instruments	$—	$(178,937)	$—	$(178,937)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® US Quality Large Cap Index
Investments
Common Stocks*	$2,423,044	$—	$—	$2,423,044

Total Investments	$2,423,044	$—	$—	$2,423,044

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*f	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index
Investments
Common Stocks
Chemicals	$262,461,359	$3,260,699	$—	$265,722,058
Other*	1,196,854,619	—	—	1,196,854,619
Securities Lending Reinvestments
Certificate of Deposit	—	36,999,042	—	36,999,042
Commercial Paper	—	10,991,057	—	10,991,057
Master Demand Note	—	5,000,000	—	5,000,000
Medium Term Note	—	2,505,327	—	2,505,327
Money Market Fund	15,500,000	—	—	15,500,000
Repurchase Agreement	—	56,919,767	—	56,919,767

Total Investments	$1,474,815,978	$115,675,892	$—	$1,590,491,870

Other Financial Instruments
Assets
Futures Contracts	$12,158	$—	$—	$12,158
Forward Foreign Currency Contracts	—	1,069,285	—	1,069,285
Liabilities
Futures Contracts	(128,686)	—	—	(128,686)
Forward Foreign Currency Contracts	—	(1,122,531)	—	(1,122,531)

Total Other Financial Instruments	$(116,528)	$(53,246)	$—	$(169,774)

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2016 (Unaudited)

	Level 1 – Quoted Prices*g	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® STOXX® Global Broad Infrastructure Index
Investments
Common Stocks
Electric Utilities	$67,144,088	$189,274	$—	$67,333,362
Other*	436,110,694	—	—	436,110,694
Securities Lending Reinvestments
Certificate of Deposit	—	13,800,102	—	13,800,102
Commercial Paper	—	3,996,830	—	3,996,830
Master Demand Note	—	2,000,000	—	2,000,000
Money Market Fund	17,561,055	—	—	17,561,055
Repurchase Agreement	—	4,495,423	—	4,495,423

Total Investments	$520,815,837	$24,481,629	$—	$545,297,466

Other Financial Instruments
Assets
Futures Contracts	$1,383	$—	$—	$1,383
Forward Foreign Currency Contracts	—	14,342	—	14,342
Liabilities
Futures Contracts	(370,162)	—	—	(370,162)
Forward Foreign Currency Contracts	—	(65,180)	—	(65,180)

Total Other Financial Instruments	$(368,779)	$(50,838)	$—	$(419,617)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Global Quality Real Estate Index
Investments
Common Stocks*	$166,836,609	$—	$—	$166,836,609
Right	—	87	—	87
Securities Lending Reinvestments
Certificate of Deposit	—	400,000	—	400,000
Master Demand Note	—	400,000	—	400,000
Repurchase Agreement	—	12,107,049	—	12,107,049

Total Investments	$166,836,609	$12,907,136	$—	$179,743,745

Other Financial Instruments
Assets
Futures Contracts	$4,208	$—	$—	$4,208
Forward Foreign Currency Contracts	—	22,848	—	22,848
Liabilities
Futures Contracts	(34,719)	—	—	(34,719)
Forward Foreign Currency Contracts	—	(4,559)	—	(4,559)

Total Other Financial Instruments	$(30,511)	$18,289	$—	$(12,222)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Real Asset Allocation Index
Investments
Exchange Traded Funds	$1,186,321	$—	$—	$1,186,321

Total Investments	$1,186,321	$—	$—	$1,186,321

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2016 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index
Investments
Common Stocks*	$872,273,552	$—	$—	$872,273,552
Securities Lending Reinvestments
Certificate of Deposit	—	48,748,521	—	48,748,521
Commercial Paper	—	12,990,021	—	12,990,021
Master Demand Note	—	6,000,000	—	6,000,000
Medium Term Note	—	4,508,980	—	4,508,980
Money Market Fund	50,847,317	—	—	50,847,317
Repurchase Agreement	—	24,311,187	—	24,311,187

Total Investments	$923,120,869	$96,558,709	$—	$1,019,679,578

Other Financial Instruments
Liabilities
Futures Contracts	$(42,361)	$—	$—	$(42,361)

Total Other Financial Instruments	$(42,361)	$—	$—	$(42,361)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Defensive Index
Investments
Common Stocks*	$179,510,751	$—	$—	$179,510,751
Rights	—	8,988	—	8,988
Securities Lending Reinvestments
Certificate of Deposit	—	10,250,178	—	10,250,178
Commercial Paper	—	2,498,179	—	2,498,179
Master Demand Note	—	1,500,000	—	1,500,000
Money Market Fund	14,000,000	—	—	14,000,000
Repurchase Agreement	—	7,031,630	—	7,031,630

Total Investments	$193,510,751	$21,288,975	$—	$214,799,726

Other Financial Instruments
Liabilities
Futures Contracts	$(49,019)	$—	$—	$(49,019)

Total Other Financial Instruments	$(49,019)	$—	$—	$(49,019)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Dynamic Index
Investments
Common Stocks*	$57,662,555	$—	$—	$57,662,555
Securities Lending Reinvestments
Certificate of Deposit	—	400,000	—	400,000
Master Demand Note	—	400,000	—	400,000
Repurchase Agreement	—	9,156,090	—	9,156,090

Total Investments	$57,662,555	$9,956,090	$—	$67,618,645

Other Financial Instruments
Liabilities
Futures Contracts	$(13,866)	$—	$—	$(13,866)

Total Other Financial Instruments	$(13,866)	$—	$—	$(13,866)

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2016 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Index
Investments
Common Stocks*	$324,370,859	$—	$—	$324,370,859
Securities Lending Reinvestments
Certificate of Deposit	—	500,000	—	500,000
Master Demand Note	—	500,000	—	500,000
Repurchase Agreement	—	11,342,773	—	11,342,773

Total Investments	$324,370,859	$12,342,773	$—	$336,713,632

Other Financial Instruments
Assets
Futures Contracts	$15,629	$—	$—	$15,629
Forward Foreign Currency Contracts	—	85,740	—	85,740
Liabilities
Futures Contracts	(18,536)	—	—	(18,536)
Forward Foreign Currency Contracts	—	(105,533)	—	(105,533)

Total Other Financial Instruments	$(2,907)	$(19,793)	$—	$(22,700)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Defensive Index
Investments
Common Stocks*	$50,407,521	$—	$—	$50,407,521
Securities Lending Reinvestments
Repurchase Agreement	—	1,644,792	—	1,644,792

Total Investments	$50,407,521	$1,644,792	$—	$52,052,313

Other Financial Instruments
Assets
Futures Contracts	$5,690	$—	$—	$5,690
Forward Foreign Currency Contracts	—	35,643	—	35,643
Liabilities
Futures Contracts	(16,053)	—	—	(16,053)
Forward Foreign Currency Contracts	—	(27,957)	—	(27,957)

Total Other Financial Instruments	$(10,363)	$7,686	$—	$(2,677)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Dynamic Index
Investments
Common Stocks
Construction & Engineering	$651,665	$1,362	$—	$653,027
Other*	36,613,890	—	—	36,613,890
Right	56	—	—	56
Securities Lending Reinvestments
Repurchase Agreement	—	895,693	—	895,693

Total Investments	$37,265,611	$897,055	$—	$38,162,666

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$2,299	$—	$2,299

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2016 (Unaudited)

	Level 1 – Quoted Prices* (continued)	Level 2 – Other Significant Observable Inputs* (continued)	Level 3 – Significant Unobservable Inputs (continued)	Total (continued)
Liabilities
Futures Contracts	$(10,799)	$—	$—	$(10,799)
Forward Foreign Currency Contracts	—	(5,970)	—	(5,970)

Total Other Financial Instruments	$(10,799)	$(3,671)	$—	$(14,470)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index
Investments
Long Positions
U.S. Treasury Obligations	$—	$1,849,700,688	$—	$1,849,700,688

Total Long Positions	$—	$1,849,700,688	$—	$1,849,700,688

Short Positions
U.S. Treasury Obligation	$—	$(156,749)	$—	$(156,749)

Total Short Positions	$—	$(156,749)	$—	$(156,749)

Total Investments	$—	$1,849,543,939	$—	$1,849,543,939

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$470,645,036	$—	$470,645,036

Total Investments	$—	$470,645,036	$—	$470,645,036

	Level 1 - Quoted Prices*	Level 2 - Other Significant Observable Inputs*	Level 3 - Significant Unobservable Inputs	Total
FlexShares® Disciplined Duration MBS Index
Investments
U.S. Government & Agency Securities	$—	$28,960,217	$—	$28,960,217

Total Investments	$—	$28,960,217	$—	$28,960,217

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Corporate Bond Index
Investments
Corporate Bonds*	$—	$17,355,056	$—	$17,355,056

Total Investments	$—	$17,355,056	$—	$17,355,056

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2016 (Unaudited)

	Level 1 - Quoted Prices*	Level 2 - Other Significant Observable Inputs*	Level 3 - Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Long Corporate Bond Index
Investments
Corporate Bonds*	$—	$4,772,913	$—	$4,772,913

Total Investments	$—	$4,772,913	$—	$4,772,913

	Level 1 - Quoted Prices*	Level 2 - Other Significant Observable Inputs*	Level 3 - Significant Unobservable Inputs	Total
FlexShares® Ready Access Variable Income
Investments
Asset-Backed Securities	$—	$9,231,990	$—	$9,231,990
Corporate Bonds*	—	67,705,505	—	67,705,505
Municipal Bonds	—	999,850	—	999,850
Commercial Paper	—	6,541,205	—	6,541,205
Repurchase Agreements	—	7,000,000	—	7,000,000
Securities Lending Reinvestments
Certificate of Deposit	—	400,000	—	400,000
Master Demand Note	—	400,000	—	400,000
Repurchase Agreement	—	8,981,115	—	8,981,115

Total Investments	$—	$101,259,665	$—	$101,259,665

*	See Schedules of Investments for segregation by industry type.
[a]

During the period ended January 31, 2016, the Flexshares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of securities with an aggregated market value of $67,438 or 0.01% of the Fund’s net assets from Level 2 to Level 1 due to securities being valued at unadjusted quoted market prices.

[b]

During the period ended January 31, 2016, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of securities with an aggregated market value of $399,773 or 0.08% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

[c]

During the period ended January 31, 2016, the Flexshares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $55,918 or 0.03% of the Fund’s net assets from Level 2 to Level 1 due to securities being valued at unadjusted quoted market prices.

[d]

During the period ended January 31, 2016, the Flexshares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of security with a market value of $467 or 0.00% of the Fund’s net assets from Level 3 to Level 1 due to security being valued at unadjusted quoted market prices.

[e]

During the period ended January 31, 2016, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $135,544 or 0.06% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

[f]

During the period ended January 31, 2016, the FlexShares Morningstar Global Upstream Natural Resources Index Fund changed classification of securities with an aggregated market value of $3,260,699 or 0.22% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

[g]

During the period ended January 31, 2016, the Flexshares STOXX® Global Broad Infrastructure Index Fund changed classification of securities with an aggregated market value of $571,320 or 0.11% of the Fund’s net assets from Level 2 to Level 1 due to securities being valued at unadjusted quoted market prices.

[1]

The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2016 (Unaudited)

Securities Lending

Each Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one-third of the value of the Fund’s total assets (including the loan collateral).

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or its agencies or irrevocable bank letters of credit (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through registered or unregistered money market funds. The market value of securities on loan, and the value of investments made with cash collateral received are disclosed in the Schedule of Investments.

When a Fund lends its securities, it will continue to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but can terminate the loan and regain the right to vote if a material event affecting the securities occurred. A borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
March 30, 2016

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
March 30, 2016